AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON MARCH 10, 2003
--------------------------------------------------------------------------------
                                                  Registration No. 333-102819
--------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


      |X| PRE-EFFECTIVE AMENDMENT NO. 1 |_| POST-EFFECTIVE AMENDMENT NO. __


                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: (212) 875-3500

                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                HAL LIEBES, ESQ.
                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             ROSE F. DIMARTINO, ESQ.
                            WILLKIE FARR & GALLAGHER
                               787 SEVENTH AVENUE
                          NEW YORK, NEW YORK 10019-6099

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of common stock, $.001 par value per share. Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   CONTENTS OF

                             REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

        Front Cover
        Contents Page
        Letter to Shareholders
        Notice of Special Meeting
        Part A - Prospectus/Proxy Statement
        Part B - Statement of Additional Information
        Part C - Other Information
        Signature Page
        Exhibits

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND

                             YOUR VOTE IS IMPORTANT

Dear Shareholder:

         We are pleased to invite you to attend a joint special meeting (the "Special Meeting") of the shareholders of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"). The governing Board of Directors or Trustees, as the case may be (the "Board" or "Boards"), of each of the Acquired Funds has recently reviewed and unanimously endorsed separate proposals for each of the Acquired Funds to be acquired by Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund"). The Acquiring Fund is a fund managed by your fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"). Under the terms of the proposals, the Acquiring Fund would acquire all of the assets and liabilities of each of the Acquired Funds. Shareholders of the Acquired Funds are also being asked to approve certain other matters that have been set forth in the Acquired Funds' Notice of Special Meeting.

         Important Information About the Acquisitions
         --------------------------------------------

         The shareholders of the European Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "European Equity Plan") pursuant to which the acquisition of the European Equity Fund by the Acquiring Fund (the "European Equity Acquisition") would be effected. The shareholders of the International Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Plan" and together with the European Equity Plan, the "Plans") pursuant to which the acquisition of the International Fund by the Acquiring Fund (the "International Acquisition" and together with the European Equity Acquisition, the "Acquisitions") would be effected. The Board of the European Equity Fund, the Board of the Trust on behalf of the International Fund and CSAM believe that the relevant Acquisition is in the best interests of the relevant Acquired Fund and its shareholders.

         As noted and further described in the attached Prospectus/Proxy Statement, the International Fund has the same investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL

FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM-UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH.


         As noted and further described in the attached Prospectus/Proxy Statement, the European Equity Fund has a similar investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS, PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES, IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES.


         CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund. The Acquiring Fund has the same Board of Directors/Trustees, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 25, 2003.

         If shareholders of the European Equity Fund approve the European Equity Plan, the fund will be liquidated upon consummation of the European Equity Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Plan, the International Fund will be liquidated upon consummation of the International Acquisition and subsequently terminated as a series of the Trust. Shareholders should note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         Upon consummation of an Acquisition, shareholders of the relevant Acquired Fund will become shareholders of the Acquiring Fund, having received shares of the same class with an aggregate net asset value equal to the aggregate net asset value of such shareholder's investment in its fund immediately prior to the relevant Acquisition, except for Common Class shareholders of the Acquired Funds who will receive load-waived Class A shares of the Acquiring Fund. No sales or other charges will be imposed in connection with the Acquisitions. Each Acquisition will, in the opinion of counsel, be free from Federal income taxes to you, the Acquiring Fund and, except for taxes regularly attributable to the close of its taxable year, each of the Acquired Funds. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisitions.

         The Special Meeting will be held on April 11, 2003 to consider the Acquisitions and the other matters set forth in the Acquired Fund's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.


         Detailed information about the proposals is described in the attached Prospectus/Proxy Statement. THE BOARD MEMBERS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSALS RELATING TO YOUR FUND SET FORTH IN THE NOTICE OF SPECIAL MEETING. On behalf of the Boards of each of the Acquired Funds, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to Georgeson Shareholder Communications, Inc., the Acquired Funds' proxy solicitor. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling 1-(866) 825-6453 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) Monday through Saturday or through the Internet using the Internet address located on your proxy card.


         Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitations. When the Acquired Funds record proxies by telephone or through the Internet, they will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholder. We have been advised that Internet voting procedures that have been made available to you are consistent with the requirements of applicable law.

         Whichever voting method you choose, please read the full text of the Prospectus/Proxy Statement before you vote.


         If you have any questions regarding either of the proposed Acquisitions or any of the other proposals, please feel free to call Georgeson Shareholder Communications, Inc. at 1-(866) 825-6453 who will be pleased to assist you.

    IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,


/s/ Hal Liebes
--------------
Hal Liebes
Vice President and Secretary of the Acquired Funds


March 14, 2003

                                                                 March 14, 2003

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND

                      IMPORTANT NEWS FOR FUND SHAREHOLDERS

         While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposals you are being asked to vote on.



                          Q & A: QUESTIONS AND ANSWERS

Q:       WHAT IS HAPPENING?

A: Credit Suisse Asset Management, LLC ("CSAM") is proposing to combine, in separate transactions, the assets of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"), with Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund").

         The shareholders of the European Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "European Equity Plan") for the assets and liabilities of the European Equity Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "European Equity Acquisition"). The shareholders of the International Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Plan" and together with the European Equity Plan, the "Plans") for the assets and liabilities of the International Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "International Acquisition" and together with the European Equity Acquisition, the "Acquisitions").

         If each Plan is approved and each Acquisition consummated, you would no longer be a shareholder of the European Equity Fund or the International Fund, as the case may be, but would become a shareholder of the Acquiring Fund.

Q:       WHAT ARE THE DIFFERENCES BETWEEN MY FUND AND
         THE ACQUIRING FUND?

A: As noted and further described in the attached Prospectus/Proxy Statement, the International Fund has the same investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES

         ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM-UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH.

         As noted and further described in the attached Prospectus/Proxy Statement, the European Equity Fund has a similar investment objective as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES.

         CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund. The Acquiring Fund has the same Board of Directors/Trustees, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 25, 2003.

Q:       WHAT WILL HAPPEN TO FUND EXPENSES?

A: The Acquisitions will result in lower gross annual operating expenses for shareholders of each class of each Acquired Fund. However, due to the impact of voluntary fee waivers and expense reimbursements or credits on the Acquired Fund, the net annual operating expenses of the European Equity Acquisition will result in a 0.40% increase for former Common Class and Class A shareholders of the European Equity Fund. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time. The International Acquisition will result in a 0.13% decrease in the net annual expense ratio for former Common Class, Class A, Class B and Class C shareholders of the International Fund. Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Funds.

Q:       WHAT ARE THE BENEFITS OF THE TRANSACTION?


A: The governing Board of Directors or Trustees, as the case may be (the "Board" or "Boards"), of each of the Acquired Funds believe that their respective shareholders may benefit from the proposed Acquisitions, in part, because each Acquisition will result in a single larger fund (i.e., the Acquiring Fund). Each of the proposed Acquisitions may result in efficiencies due to a larger asset base.


         Shareholders of the European Equity Fund may not immediately recognize efficiencies due to a larger (combined) asset base since the net fees (after voluntary waivers and expense reimbursements) payable by Class A and Common Class shareholders of the European Equity Fund are lower than the expected net fees of the Acquiring Fund payable by Class A shareholders after the consummation of the European Equity Acquisition. Shareholders of the European Equity Fund will benefit from an increased universe of available investments by removing the focus on European investments. Furthermore, the proposed Acquisitions will provide shareholders of the Acquired Funds with a more focused international investment style. The following pages give you additional information on the proposed Acquisitions on which you are being asked to vote.

Q:       WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?

A: Each Acquisition is expected to be a generally tax-free event. Generally, shareholders of the Acquired Funds will not recognize gain or loss on the conversion from their respective funds to the Acquiring Fund. The holding period and tax cost basis of Acquiring Fund shares received by a shareholder will be the same as the holding period and tax cost basis of the shareholder's Acquired Fund shares. Shareholders will recognize gain or loss if they sell (or exchange) their shares in their fund before the relevant Acquisition becomes effective or sell (or exchange) their Acquiring Fund shares after the relevant Acquisition becomes effective. Shareholders will also be responsible for tax obligations associated with periodic dividend and capital gains distributions that occur prior to and after the relevant Acquisition. Each of the Acquired Funds will pay a dividend of any undistributed net investment company taxable income and capital gains, which may be substantial, immediately prior to the Closing Date. Please note that qualifying retirement accounts are exempt from such tax consequences.

Q:       WHAT HAPPENS IF MY PLAN IS NOT APPROVED?

A: In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Please note that, the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the attached Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

Q:       ARE THERE OTHER PROPOSALS BEING PRESENTED?


A: Yes. You are also being asked to (i) elect Directors/Trustees to the Board of the Acquired Funds, (ii) consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds, and (iii) change the investment objectives of the Acquired Funds from fundamental to non-fundamental. Shareholders of the European Equity Fund are also being asked to (a) approve a new advisory agreement, (b) approve a new sub-advisory agreement, and (c) approve the retention of fees paid or payable to CSAM or CSAM's United Kingdom affiliate for the period April 18, 2000 through the effective date of the new advisory agreement Shareholders of the International Fund are also being asked to approve an amended distribution plan for each class of shares of the International Fund.


Q:       HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND
         THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD MEMBERS OF EACH OF THE ACQUIRED FUNDS, INCLUDING THOSE DIRECTORS OR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) RECOMMEND THAT YOU VOTE FOR THE PROPOSALS RELATING TO YOUR FUND.

Q:       WHOM DO I CALL FOR MORE INFORMATION?


A: Please call Georgeson Shareholder Communications, Inc., the Acquired Funds' proxy solicitor, at 1-(866) 825-6453.

Q:       HOW CAN I VOTE MY SHARES?

A:       Please choose one of the following options to vote your shares:

          o    By mail, with the enclosed proxy card;


          o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to Georgeson Shareholder Communications, Inc., the Acquired Funds' proxy solicitor, at 1-(866) 825-6453;

          o By faxing the enclosed proxy card to Georgeson Shareholder Communications, Inc. at 1-(800) 733-1885 or (212) 248-1866;


          o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

          o    In person at the Special Meeting.

Q:       WILL THE ACQUIRED FUNDS PAY FOR THIS PROXY
         SOLICITATION?

A: CSAM or its affiliates will bear the costs associated with the proxy solicitation for the approval of the Plans, the approval of the new advisory agreement with CSAM, the approval of the new sub-advisory agreement with CSAM's United Kingdom affiliate and the retention of advisory fees paid or payable to CSAM and its United Kingdom affiliate, while the Acquired Funds will bear the costs of the proxy solicitation associated with the remaining proposals to which they are a party.

                       This page intentionally left blank

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3140

         --------------------------------------------------------------

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 11, 2003

         --------------------------------------------------------------

         Notice is hereby given that a Joint Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), and Credit Suisse European Equity Fund, Inc. (the "European Equity Fund" and together with the International Fund, the "Acquired Funds"), will be held at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017 on April 11, 2003, commencing at 1:00 p.m. for the following purposes:

      1. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: The shareholders of the European Equity Fund are being asked to approve an Agreement and Plan of Reorganization (the "European Equity Plan") providing that (i) the European Equity Fund would transfer to Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund"), all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the European Equity Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the European Equity Fund in liquidation of the European Equity Fund, and (iii) the European Equity Fund would subsequently be dissolved;

      2. INTERNATIONAL FUND SHAREHOLDERS ONLY: The shareholders of the International Fund are being asked to approve an Agreement and Plan of Reorganization (the "International Plan") providing that (i) the International Fund would transfer to the Acquiring Fund, all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the International Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the International Fund in liquidation of the International Fund, and
         (iii) the International Fund would subsequently be terminated as a series of the Trust;

      3. ALL SHAREHOLDERS: To elect Directors/Trustees of their respective Acquired Fund;

     4. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve a new investment advisory agreement between the European Equity Fund and Credit Suisse Asset Management, LLC ("CSAM" or "Adviser");

     5. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve a new investment sub-advisory agreement among the European Equity Fund, CSAM and CSAM's United Kingdom affiliate;

     6. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve the retention or payment of fees paid or payable to CSAM and CSAM's United Kingdom affiliate for the period April 18, 2000 through the effective date of the proposed new advisory and sub-advisory agreements;

     7. INTERNATIONAL FUND SHAREHOLDERS ONLY: To approve an amended distribution plan for each class of shares of the International Fund;

     8. ALL SHAREHOLDERS: To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds;

     9. ALL SHAREHOLDERS: To change investment objectives of the Acquired Funds from fundamental to non-fundamental; and

     10. ALL SHAREHOLDERS: To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

         THE GOVERNING BOARD OF DIRECTORS OR TRUSTEES, AS THE CASE MAY BE (THE "BOARD" OR "BOARDS"), OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR EACH OF THE PROPOSALS RELATING TO YOUR FUND.

         The Boards of each of the Acquired Funds have fixed the close of business on February 7, 2003 as the record date for the determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

     o    By mail, with the enclosed proxy card(s);


     o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to Georgeson Shareholder Communications, Inc., the Acquired Funds' proxy solicitor, at 1-(866) 825-6453;

     o By faxing the enclosed proxy card to Georgeson Shareholder Communications, Inc. at 1-(800) 733-1885 or (212) 248-1866;

     o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

     o    In person at the Special Meeting.


         If you have any questions regarding any of the proposals, please feel free to call Georgeson Shareholder Communications, Inc. at 1-(866) 825-6453.

         SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO (A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO 1 (800) 714-3312, (C) VOTE THROUGH THE INTERNET USING THE ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO GEORGESON SHAREHOLDER COMMUNICATION, INC. AT (866) 825-6543, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RESPECTIVE ACQUIRED FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.


               IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

By Order of the Board of Directors/Board of Trustees,

/s/ Hal Liebes
---------------

Hal Liebes
Vice President and Secretary of the Acquired Funds


March 14, 2003




            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                       This page intentionally left blank

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

     3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

     4.   Registration



         Corporate Accounts                          Valid Signatures
         ------------------                          ----------------

         (1)  ABC Corp.                              ABC Corp.

         (1)  ABC Corp.                              ABC Corp.

         (2)  ABC Corp.                              John Doe, Treasurer

         (3)  ABC Corp.                              John Doe
              c/o John Doe, Treasurer

         (4)  ABC Corp. Profit Sharing Plan          John Doe, Trustee

         Trust Accounts
         --------------

         (1)  ABC Trust                              Jane B. Doe, Trustee

         (2)  Jane B. Doe, Trustee
              u/t/d 12/28/78                         Jane B. Doe

         Custodial or Estate Accounts
         ----------------------------

         (1)  John B. Smith, Cust.
              f/b/o John B. Smith, Jr. UGMA        John B. Smith

         (2)  John B. Smith                        John B. Smith, Jr., Executor

                       This page intentionally left blank

                   SUBJECT TO COMPLETION, DATED MARCH 10, 2003


                           PROSPECTUS/PROXY STATEMENT


                                 MARCH __, 2003


                                 PROXY STATEMENT

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND,
                   A SERIES OF CREDIT SUISSE OPPORTUNITY FUNDS
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                                   PROSPECTUS
                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

         This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse International Fund (the "International Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), an open-end, diversified management investment company organized as a Delaware statutory business trust, and to shareholders of Credit Suisse European Equity Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation (the "European Equity Fund" and together with the International Fund, the "Acquired Funds") in connection with the solicitation of proxies by each fund's governing Board of Directors or Trustees as the case may be (the "Board" or "Boards") for use at a Joint Special Meeting of Shareholders to be held on April 11, 2003 at 1:00 p.m. (the "Special Meeting"), at the offices of the Acquired Funds located at 466 Lexington Avenue, 16th Floor, New York, New York 10017, or any adjournment(s) thereof. The only proposals to be considered are set forth below:

     1. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve an agreement and plan of reorganization applicable to the European Equity Fund (the "European Equity Plan");

     2. INTERNATIONAL FUND SHAREHOLDERS ONLY: To approve an agreement and plan of reorganization applicable to the International Fund (the "International Plan");

     3. ALL SHAREHOLDERS: To elect Directors/Trustees of their respective Acquired Funds;

     4. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve a new investment advisory agreement between the European Equity Fund and Credit Suisse Asset Management, LLC ("CSAM" or "Adviser");

     5. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve a new investment sub-advisory agreement among the European Equity Fund, CSAM and CSAM's United Kingdom affiliate ("CSAM U.K.").

     6. EUROPEAN EQUITY FUND SHAREHOLDERS ONLY: To approve the retention or payment of fees paid or payable to CSAM and CSAM's United Kingdom affiliate for the period April 18, 2000 through the effective date of the proposed new advisory and sub-advisory agreements;


     7. INTERNATIONAL FUND SHAREHOLDERS ONLY: To approve an amended distribution plan for each class of shares the International Fund;


     8. ALL SHAREHOLDERS: To consider a series of proposals to modify and/or eliminate certain investment restrictions of the Acquired Funds;

     9. ALL SHAREHOLDERS: To change investment objectives of the Acquired Funds from fundamental to non-fundamental; and

     10. ALL SHAREHOLDERS: To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.


         Pursuant to the European Equity Plan and the International Plan (collectively, the "Plans"), each Acquired Fund would transfer to Credit Suisse International Focus Fund, Inc. (the "Acquiring Fund" and, together with the Acquired Funds, the "Funds"), an open-end, management investment company organized as a Maryland corporation, all of such fund's assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of such fund's liabilities; such shares of the Acquiring Fund would be distributed to shareholders of an Acquired Fund in liquidation of such Acquired Fund; and such Acquired Fund would subsequently be dissolved (each an "Acquisition" and collectively, the "Acquisitions").


         As noted and further described herein the International Fund has the same investment objective (i.e. long-term growth of capital) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE

                                      (2)

INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH. The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign markets.

         As noted and further described herein, the European Equity Fund has a similar investment objective (i.e., capital appreciation) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I))THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the European Equity Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market.

         As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. The Acquiring Fund seeks to diversify its investments across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

                                      (3)

         CSAM is the investment adviser for each of the Funds. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the International Fund and the Acquiring Fund and CSAM's United Kingdom affiliate provides sub-advisory services to the European Equity Fund. The Board of Directors/Trustees, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Fund, serve in the same capacities for each of the Acquired Funds. In addition, the Acquiring Fund uses the same distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds.

         As a result of the proposed Acquisitions, shareholders of each of the Acquired Funds will receive that number of shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of its fund immediately prior to the relevant Acquisition, except for Common Class shareholders of the Acquired Funds who will receive load-waived Class A shares of the Acquiring Fund. The expenses of each Acquisition and the costs associated with the solicitations for approval of the Plans will be borne by CSAM or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Fund received by the shareholders of the Acquired Funds in connection with the Acquisitions. Former Acquired Fund Common Class shareholders will continue to be able to purchase additional Class A shares of the Acquiring Fund without a sales charge being assessed. Both transactions are structured to be tax-free for Federal income tax purposes to shareholders of the Acquired Funds and the Acquiring Fund.


         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about March 14, 2003. A Statement of Additional Information, dated March __, 2003, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling 1-(800) 927-2874.


         The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

     o The current Class A, Class B and Class C Prospectus of the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof. The Acquiring Fund's Prospectus accompanies this Prospectus/Proxy Statement.

     o The current Common Class and Class A Prospectuses of the European Equity Fund, each dated December 11, 2002, each as supplemented as of the date hereof. Copies may be obtained


                                       (4)
          without charge by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030 of this Prospectus/Proxy Statement or by calling 1-(800) 927-2874.

     o The current Class A, Class B and Class C Prospectus of the International Fund, dated February 28, 2003, as supplemented as of the date hereof. Copies may be obtained without charge by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030 or by calling 1-(800) 927-2874.

     o The Annual Report of the European Equity Fund for the fiscal year ended August 31, 2002.

     o The Annual Report of each of the International Fund and of the Acquiring Fund for the fiscal year ended October 31, 2002. The Annual Report of the Acquiring Fund accompanies this Prospectus/Proxy Statement.


         Accompanying this Prospectus/Proxy Statement as Exhibits A-1 and A-2 is a copy of the form of the Plans for the proposed Acquisitions.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.



                                      (5)

                       This page intentionally left blank

                                TABLE OF CONTENTS



PROPOSAL 1 - APPROVAL OF THE PLANS..........................................  1
     Summary................................................................  1


     Risk Factors...........................................................  6


     Reasons for the Acquisitions...........................................  7
     Fee Tables.............................................................  9


     Information About The Acquisitions..................................... 18
     Total Returns.......................................................... 26
     Ownership Of The Funds................................................. 28
     Comparison Of Investment Objectives And Policies....................... 31
     Determination Of Net Asset Value Of Shares Of The Acquiring Fund....... 40
     Management of Each Fund................................................ 41
     Interest Of CSAM In The Acquisitions................................... 42
     Information On Shareholders' Rights.................................... 42
     Conclusion............................................................. 45
     Required Vote  ........................................................ 45

PROPOSAL 2 - ELECTION OF DIRECTORS/TRUSTEES FOR
EACH OF THE ACQUIRED FUNDS.................................................. 46

PROPOSAL 3(a) - FOR THE SHAREHOLDERS OF THE
EUROPEAN EQUITY FUND: APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT......... 57

PROPOSAL 3(b) - FOR THE SHAREHOLDERS OF THE
EUROPEAN EQUITY FUND: APPROVAL OF NEW INVESTMENT
SUB-ADVISORY AGREEMENT......................................................  62

PROPOSAL 3(c) - FOR THE SHAREHOLDERS OF THE
EUROPEAN EQUITY FUND: APPROVAL OF THE RETENTION OR PAYMENT OF FEES PAID OR
PAYABLE TO THE ADVISER AND SUB-ADVISER......................................  65

PROPOSAL 4 - FOR THE SHAREHOLDERS OF THE
INTERNATIONAL FUND: TO APPROVE AN AMENDED
DISTRIBUTION PLAN FOR EACH CLASS OF THE
INTERNATIONAL FUND..........................................................  68

PROPOSAL 5 - TO MODIFY AND/OR ELIMINATE CERTAIN
INVESTMENT RESTRICTIONS.....................................................  73
      PROPOSAL NO. 5-A:  TO MODIFY THE FUNDAMENTAL
      INVESTMENT RESTRICTION ON BORROWING MONEY.............................  74

                                      (i)

      PROPOSAL NO. 5-B:  TO MODIFY THE FUNDAMENTAL
      INVESTMENT RESTRICTION ON LENDING.....................................  75

      PROPOSAL NO. 5-C:  TO MODIFY THE FUNDAMENTAL
      INVESTMENT RESTRICTION ON
      REAL ESTATE INVESTMENTS...............................................  76

      PROPOSAL NO. 5-D:  TO REMOVE THE FUNDAMENTAL
      INVESTMENT RESTRICTION ON INVESTMENTS IN OIL,
      GAS AND MINERAL PROGRAMS..............................................  77

      PROPOSAL NO. 5-E:  TO THE SHAREHOLDERS OF THE
      EUROPEAN EQUITY FUND: TO REMOVE THE
      FUNDAMENTAL INVESTMENT RESTRICTION
      ON MARGIN TRANSACTIONS................................................  77

      PROPOSAL NO. 5-F:  TO THE SHAREHOLDERS OF THE
      INTERNATIONAL FUND: TO REMOVE THE FUNDAMENTAL
      INVESTMENT RESTRICTION ON SHORT SALES.................................  78

PROPOSAL 6 - TO CHANGE THE INVESTMENT OBJECTIVE
OF THE ACQUIRED FUNDS FROM FUNDAMENTAL TO NON-FUNDAMENTAL...................  78

INFORMATION ON THE ACQUIRED FUNDS' INDEPENDENT ACCOUNTANTS..................  79

ADDITIONAL INFORMATION......................................................  81

VOTING INFORMATION..........................................................  81

OTHER BUSINESS..............................................................  83

FINANCIAL STATEMENTS AND EXPERTS............................................  83

ADDITIONAL MATERIALS........................................................  84

LEGAL MATTERS...............................................................  84

Exhibit A-1: Agreement & Plan of Reorganization (International Fund).......A-1-1

Exhibit A-2: Agreement & Plan of Reorganization (European Equity Fund).....A-2-1

Exhibit B: Form of the New Advisory Agreement..............................  B-1

Exhibit C: Information about CSAM and its affiliates.......................  C-1

Exhibit D: Fees Paid to CSAMSI.............................................  D-1

Exhibit E: Form of New Sub-Advisory Agreement..............................  E-1

Exhibit F-1: Form of the Class A Rule 12b-1 Plan...........................F-1-1

Exhibit F-2: Form of the Class B Rule 12b-1 Plan...........................F-2-1

Exhibit F-3: Form of the Class C Rule 12b-1 Plan...........................F-3-1

Exhibit F-4: Form of the Common Class Rule 12b-1 Plan......................F-4-1

                                      (ii)

PROPOSAL 1 - APPROVAL OF THE PLANS

SUMMARY


         THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLANS (COPIES OF THE FORM OF THE PLANS ARE ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A-1 and A-2), THE PROSPECTUSES OF THE ACQUIRED FUNDS, THE STATEMENTS OF ADDITIONAL INFORMATION OF THE ACQUIRED FUNDS, THE PROSPECTUS OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.


         PROPOSED ACQUISITIONS. Each Plan provides for the acquisition of all of the assets and liabilities of the relevant Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund. The Plans also call for the distribution of shares of the Acquiring Fund to the Acquired Funds' shareholders in liquidation of each of the Acquired Funds. As a result of the Acquisitions, each shareholder of a class of shares of the Acquired Funds will become the owner of that number of full and fractional shares of the same class of the Acquiring Fund, except for Common Class shareholders of the Acquired Funds who will receive Class A shares of the Acquiring Fund, having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares in its fund as of the close of business on the date that the relevant fund's assets and liabilities are exchanged for shares of the Acquiring Fund. See "Information About the Acquisition - Agreement and Plan of Reorganization."

         Because the International Fund is a series of the Trust, it does not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Trustees of the International Fund" or the "Board of Trustees of the International Fund" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust.

         For the reasons set forth below under "Reasons for the Acquisitions," the Boards of each of the Acquired Funds, including the Directors or Trustees of the Acquired Funds who are not "interested persons" (the "Independent Directors or Trustees" or "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have unanimously concluded that the relevant Acquisition would be in the best interests of its shareholders and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the relevant Acquisition. Each Board therefore has submitted the respective Plans for approval by its shareholders. The Board of Directors of the Acquiring Fund has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Fund.

         Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy.

See "Voting Information." If shareholders of the European Equity Fund approve the European Equity Acquisition, the European Equity Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Acquisition, the International Fund will be liquidated and terminated as a series of the Trust. Note, the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Boards of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

         TAX CONSEQUENCES. Prior to completion of the Acquisitions, each of the Acquired Funds and the Acquiring Fund will have received an opinion of counsel that, as a result of the relevant Acquisition, no gain or loss will be recognized by the shareholders of either of the Acquired Funds for Federal income tax purposes and, generally neither of the Acquired Funds will recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of such Acquired Fund previously held by such shareholder. In addition, the holding period and aggregate tax basis of the assets of each of the Acquired Funds in the hands of the Acquiring Fund as a result of the Acquisitions will generally be the same as in the hands of each of the Acquired Funds immediately prior to the Acquisition.


          DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND POLICIES OF
                  THE INTERNATIONAL FUND AND THE ACQUIRING FUND

         As noted and further described herein, the International Fund has the same investment objective (i.e., long-term capital appreciation) as the Acquiring Fund. However, there are certain differences between the investment philosophy and policies of the International Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THESE FUNDS ARE MANAGED ARE THAT (I) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (II) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 15% OF NET ASSETS, WHILE THE INTERNATIONAL FUND IS PERMITTED TO INVEST 30% OF ITS TOTAL FUND ASSETS IN EMERGING MARKETS, AND (III) THE PORTFOLIO MANAGER OF THE INTERNATIONAL FUND IN CHOOSING EQUITY SECURITIES OF THE INTERNATIONAL FUND COMBINES A TOP-DOWN REGIONAL ANALYSIS WITH A BOTTOM-UP APPROACH, WHILE THE ACQUIRING FUND UTILIZES ONLY A BOTTOM-UP APPROACH. The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three foreign markets. The International Fund invests primarily in equity securities of companies located in or conducting a majority of its business in developed foreign markets or companies whose securities trade primarily in developed foreign markets. Although it is not an index fund and does not seek to replicate the performance of any index, the fund expects to focus primarily, but not exclusively, on countries represented in the Morgan Stanley Capital International Europe Australasia and Far East (MSCI-EAFE) Index. Countries in the MSCI-EAFE Index currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In managing the International Fund's investments, (i) the portfolio managers combine top-down regional analysis with bottom-up research, (ii) look for countries, sectors and companies with solid growth prospects and attractive market valuations and (iii) focus research efforts on early identification of new investment opportunities while seeking to manage risk.


        DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND POLICIES OF THE
                     EUROPEAN EQUITY FUND AND ACQUIRING FUND

         As noted and further described herein, the European Equity Fund has a similar investment objective (i.e., capital appreciation) as the Acquiring Fund (i.e., long-term capital appreciation). However, there are certain differences between the investment philosophy and policies of the European Equity Fund and the Acquiring Fund. THE MOST SIGNIFICANT DIFFERENCES IN THESE WAY THE FUNDS ARE MANAGED ARE THAT (I) THE EUROPEAN EQUITY FUND FOCUSES ON EUROPEAN SECURITIES BY INVESTING 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN SECURITIES OF ISSUERS IN EUROPE, WHILE THE ACQUIRING FUND INVESTS AT LEAST 80% OF ITS NET ASSETS PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, WHICH INCLUDE COUNTRIES OUTSIDE OF EUROPE, AND (II) AS A FOCUS FUND, THE ACQUIRING FUND CONCENTRATES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE EUROPEAN EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities or European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries.

         The European Equity Fund diversifies its investments across different countries. However, at times the European Equity Fund may invest a significant part of its assets in a single country. The European Equity Fund may invest in companies of any size, although most of the European Equity Fund's investments will be in medium to larger capitalization companies. In choosing stocks, the portfolio manager considers a number of factors including (i) stock price relative to the company's rate of earnings growth, (ii) valuation relative to other European companies and market averages and (iii) merger-and-acquisition trends on companies' business strategies.

         As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests under normal market conditions at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets. The Acquiring Fund invests in securities of 40-60 foreign companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. The Acquiring Fund seeks to diversify its investment across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

         PURCHASE AND REDEMPTION PROCEDURES. Except as otherwise indicated in this section, the Acquired Funds and the Acquiring Fund have similar policies with respect to purchases and redemptions of shares. Common Class shares of the Acquired Funds may be purchased directly, from the Acquired Fund or through a variety of financial services firms. Class A shares of the Acquiring Fund and the Acquired Funds may be purchased from the Acquiring Fund directly, through the Acquiring Fund's or Acquired Fund's distributor or through securities dealers. Class A shares of the Acquiring or the Acquired Funds may be purchased at NAV per share plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge in cases where the initial sales charge was not applied because of the size of the purchase. HOWEVER, THE CLASS A SHARES ACQUIRED BY SHAREHOLDERS OF THE ACQUIRED FUNDS WILL NOT BE SUBJECT TO ANY SALES CHARGE AND SHAREHOLDERS OF THE ACQUIRED FUNDS WILL BE ABLE TO ACQUIRE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND WITHOUT A SALES CHARGE BEING ASSESSED. You should note that certain brokers who distribute shares of the Acquired Fund may not distribute shares of the Acquiring Fund. The prospectus of the Acquiring Fund provides additional information on purchasing shares of the Acquiring Fund.

         SALES CHARGES. Common Class shares of each of the Acquired Funds are sold at NAV per share without an initial sales charge or contingent deferred sales charge ("CDSC"), but are subject to a 12b-1 fee of 0.25% per annum of average daily net assets. The Common Class of each of the Acquired Funds are subject to a 12b-1 fee of 0.25%. Class A shares of the Acquiring Fund are sold at an offering price equal to NAV plus an initial sales charge. The sales charges for Class A shares begins at 5.75% for purchases below $50,000 and is gradually reduced to zero if $1,000,000 or more is purchased. THE CLASS A SHARES ISSUED TO ACQUIRED FUND SHAREHOLDERS WILL BE "LOAD-WAIVED," MEANING THAT THEY ARE NOT SUBJECT TO ANY SALES CHARGE. FORMER ACQUIRED FUND SHAREHOLDERS WILL CONTINUE TO BE ABLE TO PURCHASE ADDITIONAL CLASS A SHARES OF THE ACQUIRING FUND ON A LOAD-WAIVED BASIS. Class A shares of the Acquiring Fund are also subject to a 12b-1 fee of 0.25% per annum of average daily net assets. The Class B and Class C shares of the Acquiring Fund and the International Fund may be purchased at the NAV price, although a CDSC may be applied. Class B shares have a diminishing CDSC (4% for the first year and 0% after the fourth year) and become Class A shares after eight years. Class C shares have a 1% CDSC charge per annum, but remain Class C shares. The Class B and Class C shares of the Acquiring Fund and the International Fund are each subject to a 12b-1 fee of 1.00% per annum of average daily net assets. The European Equity Fund, the Acquiring Fund and the Common Class shareholders of the International Fund have compensation type 12b-1 plans for its Class A, Class B and Class C shares in which the distributor receives the distribution fee regardless of the cost of the distribution activities performed. The International Fund has reimbursement type 12b-1 plans in which the distributor receives reimbursement for eligible expenses. If Proposal 4 is approved the International Fund will switch to compensation type 12b-1 plans. See "Fee Table" below.

         EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of the Acquiring Fund are similar to those available to shareholders of the Acquired Funds. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other funds in the Credit Suisse family of funds at their respective net asset values. Exchanges of Common Class shares may be effected by mail or telephone; exchanges of Class A shares may be effected through an investor's financial representative. FORMER COMMON CLASS SHAREHOLDERS ACQUIRED FUNDS WILL CONTINUE TO BE ABLE TO EXCHANGE ITS SHARES BY MAIL OR BY TELEPHONE. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which the shares are being purchased. Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would not be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

         The exchange privilege is available to shareholders residing in any state in which the relevant fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for Federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange.

         DIVIDENDS. The Acquiring Fund and each of the Acquired Funds distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant class of the Fund unless a shareholder elects otherwise. Each Fund typically declares and pays dividends, if any, from net investment income at least quarterly. Net realized capital gains, if any, of each Fund will be distributed at least annually. Each of the Acquired Funds will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the Closing Date. The amount of any dividend actually paid prior to the Closing Date will vary, depending on a number of factors, such as changes in the value of an Acquired Fund's holdings and net redemptions of an Acquired Fund's shares. If determined as of January 31, 2003, neither Acquired Fund would have made any distribution. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Fund.

         APPRAISAL RIGHTS. Under the laws of the State of Maryland, shareholders of the Acquiring Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquiring Fund. In addition, under the laws of the State of Maryland and the State of the Delaware, shareholders of the Acquired Funds do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Funds by another entity. Shareholders of the Acquired Funds may, however, redeem their shares at NAV prior to the date of the respective Acquisitions (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights - Voting Rights."

RISK FACTORS


         Shareholders of each of the Acquired Funds should note that the Acquiring Fund may be subject to greater volatility than a fund (including the Acquired Funds) which invest in a larger number of issuers because of the Acquiring Fund's strategy of focusing its investments in equity securities of 40-60 foreign companies and because at any one time the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets.


         The investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the International Fund are identical and certain other investment policies and restrictions of the Acquiring Fund are substantially similar to those of the International Fund. The principal risk factors affecting both the Acquiring Fund and the International Fund are (i) foreign securities risk and (ii) market risk. The International Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the International Fund is permitted to invest 30% of its total fund assets in emerging markets, while the Acquiring Fund may invest up to 15% of net assets in emerging markets.

         Although the investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the European Equity Fund (i.e., capital appreciation), are similar, there are several significant differences in the way the funds are managed that may affect the risks associated with each fund. As noted above, the principal risk factors affecting the Acquiring Fund are (i) foreign securities risk and (ii) market risk. The principal risk factors affecting the European Equity Fund are (i) foreign securities risk, (ii) market risk and (iii) region focus. The European Equity Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the European Equity Fund is permitted to invest 20% of its total fund assets in emerging markets, while the Acquiring Fund may only invest up to 15% of net assets in emerging markets.

REASONS FOR THE ACQUISITIONS

         The Boards of each of the Acquired Funds has unanimously determined that it is in the best interest of each of the Acquired Funds to effect the relevant Acquisitions. In reaching this conclusion, the Boards considered a number of factors, including the following:

     1. each Acquisition will result in a single larger fund focused on long-term capital appreciation through investments in companies whose stock appears to be discounted relative to earnings, assets and projected growth;

     2. each Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds, although there is no guarantee that the combined fund will realize such efficiencies;

     3. a larger asset base could provide portfolio management benefits, such as the ability to command more attention from brokers and underwriters of portfolio securities;

     4.   the performance record of the Acquiring Fund;

     5.   the terms and conditions of the respective Acquisitions;


     6. the similarity of the investment objectives, investment philosophies, investment policies and restrictions of the Acquiring Fund in relation to those of the Acquired Funds;


     7. that the investment adviser for the Acquiring Fund is the same as that of each of the Acquired Funds;

     8. the Federal tax consequences of the Acquisitions, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of either of the Acquired Funds or by the Acquiring Fund for Federal income tax purposes as a result of the Acquisitions and that the Acquired Funds generally will not recognize gain or loss for such purposes;

     9. that the interests of shareholders of each of the Acquired Funds will not be diluted as a result of the respective Acquisitions;

     10. that the expenses of each Acquisition will be borne by CSAM or its affiliates;

     11. that no sales or other charges will be imposed in connection with the Acquisitions;

     12. having a single fund rather than two eliminates confusion in the marketplace associated with having two (or three) funds managed by CSAM with similar investment goals and strategies; and

     13. each Acquisition provides investors with a more focused international investment style.

         In considering the Acquisition of the European Equity Fund, the Board considered that the Acquisition will mitigate potential risks associated with investing in emerging markets and will increase the universe of investments by removing the focus of the European Equity Fund upon European issuers of securities. The Boards of both the European Equity and International Fund also considered that the proposed Acquisitions will provide investors with a more focused international investment style.

         In light of the foregoing, the Boards of each of the Acquired Funds, including the Independent Directors or Trustees, have determined that it is in the best interests of their respective funds and their respective shareholders to effect the Acquisitions. The Boards of each of the Acquired Funds have also determined that the Acquisitions will not result in dilution of the interests of their fund's shareholders. In making these determinations, the Boards did not give equal weight to each factor.

         The Board of Directors of the Acquiring Fund has also determined that it is advantageous to the Acquiring Fund to effect each Acquisition. The Acquiring Fund's Board of Directors considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Directors of the Acquiring Fund, including a majority of the Independent Directors, has determined that each Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisitions.

                                   FEE TABLES

European Equity Fund/Acquiring Fund Acquisition
------------------------------------------------


         The table below describes the fees and expenses you may pay as a holder of the Common Class and Class A shares of the European Equity Fund, holders of which will receive load-waived Class A shares of the Acquiring Fund upon the closing of the Acquisition of the European Equity Fund, and the fees and expenses of the Class A shares of the Acquiring Fund before and after giving effect to the Acquisition of the European Equity Fund. Annual operating expenses are expected amounts for the 12 months ended October 31, 2003. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.


                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS


                               CREDIT SUISSE
                                INTERNATIONAL      EUROPEAN EQUITY    COMBINED
                                 FOCUS FUND              FUND           PRO
                              (ACQUIRING FUND)     (ACQUIRED FUND)      FORMA
                               --------------       --------------   -----------
                                                COMMON             CLASS A AFTER
                                  CLASS A        CLASS    CLASS A   ACQUISITION
                              --------------    ------    ------    -----------
SHAREHOLDER FEES:
(PAID DIRECTLY FROM
YOUR INVESTMENTS)

Maximum sales charge imposed
on purchases (as a percentage of
offering price)                     5.75%*        None     5.75%*       5.75%*

Maximum deferred sales charge
(as a percentage of original
purchase price, or redemption
proceeds, as applicable)              None        None       None         None

ANNUAL FUND OPERATING
EXPENSES (DEDUCTED FROM
FUND ASSETS)

Management Fees                      1.00%       1.00%      1.00%        1.00%

Distribution and Service
(12b-1) fee                          0.25%       0.25%      0.25%        0.25%


Other expenses                       0.70%       2.19%      2.19%        0.65%

TOTAL ANNUAL FUND
OPERATING EXPENSES**                 1.95%       3.44%      3.44%        1.90%



--------------
* Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former European Equity Common Class shareholders.


** Expected fees and expenses for the 12 months ending October 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.

                     AFTER FEE WAIVERS AND/OR REIMBURSEMENTS


                              CREDIT SUISSE
                              INTERNATIONAL     EUROPEAN EQUITY     COMBINED
                               FOCUS FUND            FUND              PRO
                             (ACQUIRING FUND)   (ACQUIRED FUND)       FORMA
                              --------------    --------------     -----------
                                               COMMON             CLASS A AFTER
                                CLASS A         CLASS   CLASS A    ACQUISITION
                             --------------    ------    ------    -----------
ANNUAL FUND OPERATING
EXPENSES (DEDUCTED
FROM FUND ASSETS)

Management Fees                    0.90%       0.00%      0.00%        0.95%

Distribution and
Service (12b-1) fee                0.25%       0.25%      0.25%        0.25%

Other Expenses                     0.70%       1.20%      1.20%        0.65%

NET ANNUAL FUND
OPERATING EXPENSES                 1.85%       1.45%      1.45%        1.85%


International Fund/Acquiring Fund Acquisition
---------------------------------------------


         The table below describes the fees and expenses you may pay as a holder of the Common Class, Class A, Class B and Class C shares of the International Fund, holders of which will receive shares of the corresponding class of the Acquiring Fund upon closing of the Acquisition of the International Fund, except for Common Class which will receive load-waived Class A shares of the Acquiring Fund, and the fees and expenses of the Class A, Class B and Class C shares of the Acquiring Fund before and after giving effect to the Acquisition of the International Fund. Annual operating expenses are expected amounts for the 12 months ended October 31, 2003. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.

                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS



                                                                  INTERNATIONAL
                                     ACQUIRING     INTERNATIONAL      FUND       COMBINED     ACQUIRING
                                       FUND            FUND          COMMON      PRO FORMA      FUND
                                     CLASS A         CLASS A         CLASS       CLASS A       CLASS B
                                     -------         -------        -------      -------       -------
SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENTS):
Maximum sales charge imposed on
purchase (as a percentage of
offering price)                       5.75%*         5.75%*          None          5.75%*       None

Maximum deferred sales charge
 (as a percentage of original
purchase price, or redemption
proceeds, as applicable)              None           None            None          None         4.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                       1.00%          1.00%           1.00%         1.00%        1.00%

Distribution and Service (12b-1) fee  0.25%          0.25%           0.25%         0.25%        1.00%

Other Expenses                        0.70%          1.45%           1.45%         0.63%        0.70%

TOTAL ANNUAL FUND
OPERATING EXPENSES**                  1.95%          2.70%           2.70%         1.88%        2.70%

---------------------




                                         INTERNATIONAL     COMBINED    ACQUIRING    INTERNATIONAL     COMBINED
                                              FUND         PRO FORMA      FUND           FUND         PRO FORMA
                                             CLASS B        CLASS B      CLASS C        CLASS C        CLASS C
                                              ------        -------      -------        -------        --------
SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENTS):
Maximum sales charge imposed on
purchase (as a percentage of
offering price)                                None           None        None           None           None

Maximum deferred sales charge
 (as a percentage of original
purchase price, or redemption
proceeds, as applicable)                      4.00%           4.00%       1.00%          1.00%          1.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                               1.00%           1.00%       1.00%          1.00%          1.00%

Distribution and Service (12b-1) fee          1.00%           1.00%       1.00%          1.00%          1.00%

Other Expenses                                1.45%           0.63%       0.70%          1.45%          0.63%

TOTAL ANNUAL FUND
OPERATING EXPENSES**                          3.45%           2.63%       2.70%          3.45%          2.63%


-------------------

* Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former International Common Class shareholders.



** Expected fees and expenses for the fiscal year ending October 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and Expense reimbursements are voluntary and may be reduced or discontinued at any time.



                     AFTER FEE WAIVERS AND/OR REIMBURSEMENTS

                                                               INTERNATIONAL
                                    ACQUIRING   INTERNATIONAL       FUND      COMBINED   ACQUIRING
                                       FUND         FUND           COMMON     PRO FORMA     FUND
                                     CLASS A       CLASS A          CLASS      CLASS A    CLASS B
                                     -------       -------         -------     -------    -------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fee                        0.90%         0.28%           0.28%       0.97%      0.90%

Distribution and Service (12b-1) fee  0.25%         0.25%           0.25%       0.25%      1.00%

Other Expenses                        0.70%         1.45%           1.45%       0.63%      0.70%

NET ANNUAL FUND OPERATING EXPENSES    1.85%         1.98%           1.98%       1.85%      2.60%





                                        INTERNATIONAL    COMBINED   ACQUIRING   INTERNATIONAL  COMBINED
                                            FUND         PRO FORMA     FUND          FUND      PRO FORMA
                                          CLASS B         CLASS B     CLASS C       CLASS C    CLASS C
                                           ------          -------    -------       -------    --------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fee                              0.28%          0.97%       0.90%         0.28%      0.97%

Distribution and Service (12b-1) fee        1.00%          1.00%       1.00%         1.00%      1.00%

Other Expenses                              1.45%          0.63%       0.70%         1.45%      0.63%

NET ANNUAL FUND OPERATING EXPENSES          2.73%          2.60%       2.60%         2.73%      2.60%

Combined Acquisitions
---------------------


         The table below describes the fees and expenses you may pay as a holder of the Common Class and Class A shares of the European Equity Fund, the Common Class, Class A, Class B and Class C shares of the International Fund and the fees and expenses of the Class A, Class B and Class C shares of the Acquiring Fund before giving effect to the Acquisitions and on a pro forma basis assuming both Acquisitions are consummated. Annual operating expenses are expected amounts for the fiscal year ended October 31, 2003. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.



                    BEFORE FEE WAIVERS AND/OR REIMBURSEMENTS


                                                                      EUROPEAN
                                                        EUROPEAN    INTERNATIONAL    EQUITY
                                        ACQUIRING    INTERNATIONAL     EQUITY          FUND     FUND     COMBINED    ACQUIRING
                                          FUND           FUND           FUND          COMMON   COMMON    PRO FORMA      FUND
                                        CLASS A        CLASS A         CLASS A        CLASS     CLASS     CLASS A      CLASS B
                                        -------        -------         -------        -------  -------     ------      -------
SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENTS):

Maximum sales charge imposed on
purchase (as a percentage of of
offering price)                          5.75%*         5.75%*          5.75%*         None     None       5.75%*       None

Maximum deferred sales charge (as a
percentage of original purchase price,
or redemption proceeds, as applicable)    None          None            None           None     None       None         4.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fee                           1.00%          1.00%           1.00%          1.00%    1.00%      1.00%        1.00%

Distribution and Service (12b-1) fee     0.25%          0.25%           0.25%          0.25%    0.25%      0.25%        1.00%

Other Expenses                           0.70%          1.45%           2.19%          1.45%    2.19%      0.61%        0.70%
TOTAL ANNUAL FUND
OPERATING EXPENSES**                     1.95%          2.70%           3.44%          2.70%    3.44%      1.86%        2.70%


---------------





                                         INTERNATIONAL    COMBINED   ACQUIRING    INTERNATIONAL   COMBINED
                                             FUND        PRO FORMA      FUND          FUND        PRO FORMA
                                            CLASS B       CLASS B     CLASS C       CLASS C        CLASS C
                                            -------       -------     --------      -------        --------
SHAREHOLDER FEES (PAID DIRECTLY
FROM YOUR INVESTMENTS):

Maximum sales charge imposed on
purchase (as a percentage of of
offering price)                              None          None        None          None           None

Maximum deferred sales charge (as a
percentage of original purchase price,
or redemption proceeds, as applicable)       4.00%         4.00%       1.00%         1.00%          1.00%

ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fee                               1.00%         1.00%       1.00%         1.00%          1.00%

Distribution and Service (12b-1) fee         1.00%         1.00%       1.00%         1.00%          1.00%

Other Expenses                               1.45%         0.61%       0.70%         1.45%          0.61%
TOTAL ANNUAL FUND
OPERATING EXPENSES**                         3.45%         2.61%       2.70%         3.45%          2.61%

----------------


* Although the Class A shares impose a maximum sales charge of 5.75%, this charge does not apply to Class A shares received in the Acquisition or additional Class A shares of the Acquiring Fund purchased by former Common Class shareholders of the Acquired Funds.


** Expected fees and expenses for the fiscal year ending October 31, 2003 (after waivers and expense reimbursements or credits) are shown below. Waivers and Expense reimbursements are voluntary and may be reduced or discontinued at any time.



                     AFTER FEE WAIVERS AND/OR REIMBURSEMENTS


                                                                                               EUROPEAN
                                                                    EUROPEAN   INTERNATIONAL    EQUITY
                                        ACQUIRING   INTERNATIONAL    EQUITY        FUND          FUND        COMBINED
                                          FUND          FUND          FUND        COMMON        COMMON      PRO FORMA
                                        CLASS A       CLASS A        CLASS A       CLASS         CLASS       CLASS A
                                        -------       -------        -------      -------       -------      ------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                          0.90%         0.28%          0.00%        0.28%         0.00%         0.99%

Distribution and Service (12b-1) fee     0.25%         0.25%          0.25%        0.25%         0.25%         0.25%

Other Expenses                           0.70%         1.45%          1.20%        1.45%         1.20%         0.61%

Net Annual Fund Operating Expenses       1.85%         1.98%          1.45%        1.98%         1.45%         1.85%




                                         ACQUIRING INTERNATIONAL    COMBINED   ACQUIRING   INTERNATIONAL   COMBINED
                                           FUND        FUND        PRO FORMA      FUND         FUND        PRO FORMA
                                          CLASS B     CLASS B       CLASS B      CLASS C     CLASS C       CLASS C
                                          -------     -------       -------     --------      -------      --------
ANNUAL FUND OPERATING EXPENSES
(DEDUCTED FROM FUND ASSETS)

Management Fees                            0.90%       0.28%          0.99%       0.90%         0.28%        0.99%

Distribution and Service (12b-1) fee       1.00%       1.00%          1.00%       1.00%         1.00%        1.00%

Other Expenses                             0.70%       1.45%          0.61%       0.70%         1.45%        0.61%

Net Annual Fund Operating Expenses         2.60%       2.73%          2.60%       2.60%         2.73%        2.60%

EXAMPLES

         The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first table presented above for each Acquisition separately and then for the Combined Acquisitions (in each case, before fee waivers and expense reimbursements). The examples also assume that all dividends and distributions are reinvested.

European Equity Fund/Acquiring Fund Acquisition
-----------------------------------------------


         Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


                              ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS

CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)


Class A (with or
without redemption)             $762        $1,152       $1,567        $2,719


EUROPEAN EQUITY FUND (ACQUIRED FUND)

Common Class                    $347        $1,056       $1,788        $3,721
Class A (with or
without redemption)             $902        $1,571       $2,261        $4,082

COMBINED PRO FORMA

Class A
(with or without redemption)    $757        $1,138       $1,542        $2,669

International Fund/Acquiring Fund Acquisition
---------------------------------------------


         Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                              ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS

CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)

Class A (with or
without redemption)             $762       $1,152       $1,567        $2,719
Class B (redemption
at the end of period)           $673       $1,038       $1,430        $2,851
Class B (no redemption)         $273         $838       $1,430        $2,851
Class C (redemption
at the end of period)           $373         $838       $1,430        $3,032
Class C (no redemption)         $273         $838       $1,430        $3,032

                              ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS

INTERNATIONAL FUND (ACQUIRED FUND)

Common Class                    $273          $838       $1,430        $3,032
Class A (with or
without redemption)             $832        $1,365       $1,923        $3,432
Class B (redemption
at the end of period)           $748        $1,259       $1,793        $3,562
Class B (no redemption)         $348        $1,059       $1,793        $3,562
Class C (redemption
at the end of period)           $448        $1,059       $1,793        $3,730
Class C (no redemption)         $348        $1,059       $1,793        $3,730


COMBINED PRO FORMA

Class A (with or
without redemption)             $755        $1,132       $1,533        $2,649
Class B (redemption
at the end of period)           $666        $1,017       $1,395        $2,782
Class B (no redemption)         $266          $817       $1,395        $2,782
Class C (redemption
at the end of period)           $366          $817       $1,395        $2,964
Class C (no redemption)         $266          $817       $1,395        $2,964

Combined Acquisitions
---------------------


         Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                              ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS

CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)

Class A (with or
without redemption)             $762        $1,152       $1,567        $2,719
Class B (redemption
at the end of period)           $673        $1,038       $1,430        $2,851
Class B (no redemption)         $273          $838       $1,430        $2,851
Class C (redemption
at the end of period)           $373          $838       $1,430        $3,032
Class C (no redemption)         $273          $838       $1,430        $3,032

                              ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS

INTERNATIONAL FUND (ACQUIRED FUND)

Common Class                    $273         $838        $1,430        $3,032
Class A (with or
without redemption)             $832       $1,365        $1,923        $3,432
Class B (redemption
at theend of period)            $748       $1,259        $1,793        $3,562
Class B (no redemption)         $348       $1,059        $1,793        $3,562
Class C (redemption
at the end of period)           $448       $1,059        $1,793        $3,730
Class C (no redemption)         $348       $1,059        $1,793        $3,730

EUROPEAN EQUITY (ACQUIRED FUND)

Common Class                    $347       $1,059        $1,788        $3,721
Class A (with or
without redemption)             $902       $1,571        $2,261        $4,082

COMBINED PRO FORMA

Class A (with or
without redemption)             $755       $1,132        $1,533        $2,649


Class B (redemption
at the end of period)           $664       $1,011        $1,385        $2,762
Class B (no redemption)         $264         $811        $1,385        $2,762
Class C (redemption
at the end of period)           $364         $811        $1,385        $2,944
Class C (no redemption)         $264         $811        $1,385        $2,944

         The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all Funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

INFORMATION ABOUT THE ACQUISITIONS


         AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plans is qualified in its entirety by reference to the forms of the Plans (Exhibits A-1 and A-2 hereto). Each Plan provides that the Acquiring Fund will acquire all of the assets of the relevant Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the relevant Acquired Fund on the Closing Date. The Closing Date is expected to be on or about April 25, 2003.

         Prior to the Closing Date, each of the Acquired Funds will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each of the Acquired Funds, as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), currently 4:00 p.m., New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class's pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectus(es) or Statement of Additional Information to determine the value of its respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

         On or as soon after the Closing Date as reasonably practicable, each of the Acquired Funds will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund that it receives in connection with the relevant Acquisition. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each of the Acquired Funds' shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of shares of the Acquiring Fund due to each of the Acquired Funds' shareholders calculated in accordance with the Plans. After such distribution and the winding up of its affairs, each of the Acquired Funds will terminate as a management investment company. The European Equity Fund will dissolve as a Maryland corporation and the International Fund will terminate as a series of the Trust.

         The consummation of each Acquisition is subject to the conditions set forth in the respective Plans, including approval of the Plans by each Acquired Fund's respective shareholders. Notwithstanding approval by the shareholders of an Acquired Fund, a Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of an Acquired Fund and the Acquiring Fund; (ii) by an Acquired Fund, in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event an Acquired Fund shall, materially breach any representation, warranty or agreement contained in a Plan to be performed at or prior to the Closing Date; or (iii) if a condition to a Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.


         Pursuant to each Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director, Trustee or officer of an Acquired Fund against money damages incurred in connection with any claim arising out of such person's services as a Director, Trustee or officer with respect to matters specifically relating to the relevant

Acquisition, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.


         Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. The approval of shareholders of any series of the Trust other than the International Fund is not required. If shareholders of the European Equity Fund approve the European Equity Acquisition, the European Equity Fund will be liquidated upon consummation of the European Equity Acquisition and subsequently dissolved. If shareholders of the International Fund approve the International Acquisition, the International Fund will be liquidated upon consummation of the International Acquisition and subsequently terminated as a series of the Trust. Shareholders should note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Boards of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

         DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of the Acquiring Fund will be issued to the Acquired Funds in accordance with the procedures detailed in the Plans and as described in the Acquiring Fund's Prospectuses and Statement of Additional Information. The Acquiring Fund, like the Acquired Funds, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectus of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.

         The Acquiring Fund has authorized five classes of common stock, called Common Class, Advisor Class, Class A, Class B and Class C shares. Class A shares of the Acquiring Fund will be issued to the holders of Common Class and Class A shares of the European Equity Fund. Class A, Class B and Class C Shares of the Acquiring Fund will be offered to holders of respective class holders of Class A, Class B and Class C shares of the International Fund. Common Class Shareholders of the International Fund will receive Class A shares of the Acquiring Fund. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate NAV and performance quotations in the same manner.

         The Common Class of the Acquiring Fund and the International Fund are closed to new investments except for reinvestment of dividends. The Common Class of the European Equity Fund is closed to new investors.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of each of the Acquired Funds' assets for shares of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for U.S. Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Acquisition, the Acquiring Fund and each of the Acquired Funds will receive an opinion from Willkie Farr & Gallagher, counsel to each of the Acquired Funds, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for Federal income tax purposes, upon consummation of the Acquisitions:

         (1) the transfer of each of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds, and the distribution of the Acquiring Fund shares to the shareholders of each of the Acquired Funds in exchange for their respective Acquired Fund shares, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and each of the Acquired Funds will each be a to a reorganization" within the meaning of Section 368(b) of the Code;

         (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Funds solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds;


         (3) except for gain or loss regularly attributable to the closing of the Acquired Funds' taxable year, no gain or loss will be recognized by either of the Acquired Funds upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds, or upon the distribution of the Acquiring Fund shares to the Acquired Funds' shareholders;


         (4) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their Acquired Fund shares for Acquiring Fund shares or upon the assumption by the Acquiring Fund of the liabilities of such Acquired Funds;

         (5) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of an Acquired Fund pursuant to the Acquisitions will be the same as the aggregate tax basis of the shares of the relevant Acquired Fund held by such shareholder immediately prior to the relevant Acquisition, and the holding period of the Acquiring Fund shares to be received by each shareholder of an Acquired Fund will include the period during which shares of the relevant Acquired Fund exchanged therefor were held by such shareholder (provided that such shares were held as capital assets on the date of the relevant Acquisition); and

         (6) except with regard to assets which must be revalued as a consequence of a termination of an Acquired Fund's taxable year, the tax basis of the Acquired

Funds' assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the relevant Acquired Fund immediately prior to the Acquisitions, and the holding period of the assets of each Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund.

         You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Acquired Funds nor the Acquiring Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisitions. Accordingly, if the IRS sought to challenge the tax treatment of the Acquisitions and was successful, neither of which is anticipated, the Acquisitions could be treated, in whole or in part, as a taxable sale of assets of the Acquired Funds, followed by the taxable liquidation thereof.

         Shareholders of the Acquired Funds should consult their tax advisors regarding the effect, if any, of the proposed Acquisitions in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. Federal income tax consequences of the Acquisitions, shareholders of the Acquired Funds should also consult their tax advisors as to state, local and non-U.S. tax consequences, if any, of the Acquisitions.

CAPITALIZATION

European Equity Fund/Acquiring Fund Acquisition
-----------------------------------------------

         The following table shows the capitalization of the European Equity Fund and the Acquiring Fund as of October 31, 2002, and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition of the European Equity Fund, after giving effect to such Acquisition.(1)


                           CREDIT SUISSE
                           INTERNATIONAL EUROPEAN
                               FOCUS      EQUITY
                                FUND       FUND
                             (ACQUIRING  (ACQUIRED
                                FUND)       FUND)      PRO FORMA     PRO FORMA
                              (ACTUAL)     (ACTUAL)  ADJUSTMENTS(2)  (COMBINED)
                              ---------   ---------    ----------    ---------


NET ASSETS
   Common                  $218,897,032  $11,126,122  $(11,126,122) $218,897,032
   Class A                      114,371       17,749    11,100,008   11,232,128

NET ASSET VALUE
   Common                      $   8.07     $   5.28                   $   8.07
   Class A                         8.07         5.21                       8.07

SHARES OUTSTANDING
   Common                    27,130,366    2,105,377    (2,105,377)  27,130,366
   Class A                       14,170        3,407     1,374,260    1,391,837

----------------
(1) Assumes the Acquisition of the European Equity Fund had been consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the European Equity Fund on the date the Acquisition of the European Equity Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.


(2) Reflects the elimination of prepaid expenses from the European Equity Fund.

International Fund/Acquiring Fund Acquisition
----------------------------------------------

         The following table shows the capitalization of the International Fund and the Acquiring Fund as of October 31, 2002 and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition of the International Fund, after giving effect to such Acquisition.(1)


                           CREDIT SUISSE
                           INTERNATIONAL
                               FOCUS     INTERNATIONAL
                                FUND         FUND
                             (ACQUIRING    (ACQUIRED
                                 FUND)        FUND)      PRO FORMA    PRO FORMA
                              (ACTUAL)      (ACTUAL)   ADJUSTMENTS(2) (COMBINED)
                             ---------     ---------    ----------     ---------


NET ASSETS
   Common                  $218,897,032   $   111,863   $(111,863)  $218,897,032
   Class A                      114,371    10,285,437     100,185     10,499,993
   Class B                      174,944     1,736,525      (1,950)     1,909,519
   Class C                       99,974       149,497        (168)       249,303
NET ASSET VALUE
   Common                      $   8.07      $   6.67                   $   8.07
   Class A                         8.07          6.66                       8.07
   Class B                         8.04          6.28                       8.04
   Class C                         8.00          6.54                       8.00
SHARES OUTSTANDING
   Common                    27,130,366        16,781       (16,781)  27,130,366
   Class A                       14,170     1,544,539      (257,595)   1,301,114
   Class B                       21,770       276,734       (61,002)     237,502
   Class C                       12,495        22,844        (4,176)      31,163

--------------
(1) Assumes the Acquisition of the International Fund had been consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the International Fund on the date the Acquisition of the International Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.


(2) Reflects the elimination of prepaid expenses from the International Fund.

Combined Acquisitions
---------------------

         The following table shows the capitalization of each of the Acquired Funds and the Acquiring Fund as of October 31, 2002 and the capitalization of the Acquiring Fund on a pro forma basis assuming consummation of both Acquisitions.(1)


            CREDIT SUISSE
            INTERNATIONAL    EUROPEAN
                FOCUS         EQUITY     INTERNATIONAL
                 FUND          FUND          FUND
              (ACQUIRING     (ACQUIRED     (ACQUIRED
                 FUND)         FUND)          FUND       PRO FORMA     PRO FORMA
               (ACTUAL)      (ACTUAL)      (ACTUAL)    ADJUSTMENTS(2) (COMBINED)
               ---------     ---------     ---------    ----------     ---------


NET ASSETS
  Common    $218,897,032   $11,126,122     $ 111,863  $(11,237,985) $218,897,032
  Advisor     43,394,803            --            --            --    43,394,803
  Class A        114,371        17,749    10,285,437    11,200,193    21,617,750
  Class B        174,944            --     1,736,525        (1,950)    1,909,519
  Class C         99,974            --       149,497          (168)      249,303
NET ASSET VALUE
  Common        $   8.07      $   5.28        $ 6.67                   $    8.07
  Advisor           8.04            --            --                        8.04
  Class A           8.07          5.21          6.66                        8.07
  Class B           8.04            --          6.28                        8.04
  Class C           8.00            --          6.54                        8.00
SHARES OUTSTANDING
  Common      27,130,366     2,105,377        16,781    (2,122,158)   27,130,366
  Advisor      5,398,169            --            --            --     5,398,169
  Class A         14,170         3,407     1,544,539     1,116,663     2,678,779
  Class B         21,770            --       276,734       (61,002)      237,502
  Class C         12,495            --        22,844        (4,176)       31,163

-----------
(1) Assumes the Acquisitions were each consummated on October 31, 2002 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Funds on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.


(2) Reflects the elimination of prepaid expenses from the Acquired Funds.

TOTAL RETURNS

         Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

         The following table reflects the average annual total return for the 1-year, 3-year, 5-year, 10-year and since inception periods ending October 31, 2002 for each Fund:


                     ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS  LIFE OF CLASS


CREDIT SUISSE INTERNATIONAL FOCUS FUND (ACQUIRING FUND)(1)

Common Class        -15.85%     -12.12%       -0.79%        N/A           1.10%


Class A (no load)     N/A         N/A           N/A         N/A         -17.32%*

Class B (no load)     N/A         N/A           N/A         N/A         -17.78%*

Class C (no load)     N/A         N/A           N/A         N/A         -18.09%*


Class A (with load)   N/A         N/A           N/A         N/A         -22.10%*

Class B (with load)   N/A         N/A           N/A         N/A         -21.07%*

Class C (with load)   N/A         N/A           N/A         N/A         -18.91%*

Return After Taxes
on Distributions(4) -15.89%     -13.90%       -2.43%        N/A          -0.39%

Return After Taxes
on Distributions
and Sale of
Fund Shares(4)       -9.73%      -9.55%       -0.91%        N/A           0.62%

                     ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS  LIFE OF CLASS


EUROPEAN EQUITY FUND (ACQUIRED FUND)(2)

Common Class         -22.57%     -12.54%       N/A         N/A          -10.58%


Class A (no load)      N/A         N/A         N/A         N/A          -24.83%*


Class A (with load)    N/A         N/A         N/A         N/A          -29.19%*

Return After Taxes
on Distributions(4)  -22.78%     -14.61%       N/A         N/A          -12.27%

Return After Taxes
on Distributions
and Sale of
Fund Shares(4)       -13.81%     -10.09%       N/A         N/A           -8.46%

INTERNATIONAL FUND (ACQUIRED FUND)(3)

Common Class         -20.92%       N/A         N/A         N/A          -23.59%


Class A (no load)    -21.04%     -16.57%      -5.21%       N/A           -1.87%

Class B (no load)    -21.54%     -17.26%      -5.96%       N/A           -2.63%

Class C (no load)    -18.50%       N/A         N/A         N/A          -21.20%


Class A (with load)  -25.54%     -18.19%      -6.33%       N/A           -2.68%

Class B (with load)  -24.68%     -17.72%      -5.96%       N/A           -2.63%

Class C (with load)  -19.31%       N/A         N/A         N/A          -21.20%*

Return After Taxes
on Distributions(4)  -20.94%       N/A         N/A         N/A          -24.28%

Return After Taxes
on Distributions
and Sale of
Fund Shares(4)       -12.84%       N/A         N/A         N/A          -18.22%

n/a = Not disclosed as the classes were not in existence during all of the period indicated.
---------------------------------------------------------------------------
(1) The Acquiring Fund commenced offering Common Class shares on March 31, 1997. The Acquiring Fund commenced offering Class A, Class B and Class C shares on November 30, 2001.

(2) The European Equity Fund commenced offering Common Class shares on January 28, 1999. The European Equity Fund commenced offering Class A shares on November 30, 2001.


(3) The International Fund commenced offering Class A and Class B shares on September 8, 1995. The International Fund commenced offering Class C and Common Class shares on February 28, 2000 and August 1, 2000, respectively.

(4) After tax returns are for Common class shares. The after-tax returns of other classes will vary.


 *  Less than one year not annualized.

OWNERSHIP OF THE FUNDS

         As of December 31, 2002, the officers or directors of the Acquiring Fund and each of the Acquired Funds beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of each Fund, as of December 31, 2002, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Funds.

AS OF JANUARY 24, 2003

                                                                  PERCENT OF
                                                                 OUTSTANDING
     NAME AND ADDRESS                     SHARES HELD           SHARES (CLASS)
     ----------------                     -----------           --------------

European Equity Fund
--------------------
Charles Schwab & Co. Inc.*                 1,259,145          71.78% (Common)
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

American Enterprise                          3,243            83.14% (Class A)
Investment SVCS*
P.O. Box 9446
Minneapolis, MN  55440-9446

Merrill Lynch Pierce*                         494             12.67% (Class A)
Fenner & Smith Inc.
Building 1 Team A FL 2
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486

International Fund
Pershing LLC*                                7,210            43.19% (Common)
P.O. Box 2052
Jersey City, NJ  07303-2052

Raymond James & Assoc Inc.*                  1,501             8.99% (Common)
FBO Duddey IRA
880 Carillon Parkway
St. Petersburg, FL  33716-1100

Bankers Trust Company*                      285,357           19.15% (Class A)
FBO 2448094242
P.O. Box 9005
Church Street Station
New York, NY  10008

                                                                  PERCENT OF
                                                                 OUTSTANDING
     NAME AND ADDRESS                     SHARES HELD           SHARES (CLASS)
     ----------------                    -------------          --------------

International Fund
Lehman Brothers, Inc.*                        1,529            6.83% (Class C)
101 Hudson Street 31st Floor
Jersey City, NJ 07302-3915

Pershing LLC*                                17,772           79.43% (Class C)
P.O. Box 2052
Jersey City, NJ  07303-2052

William Blair & Co. LLC*                      1,126            5.03% (Class C)
222 West Adams Street
Chicago, IL  60606-5312

Acquiring Fund
--------------

Charles Schwab & Co. Inc.*                  7,042,113         27.93% (Common)
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

National Financial Services Corp.*          3,162,782         12.54% (Common)
FBO Customers
Church St. Station
P.O. Box 3908
New York, NY  10008-3908

American Enterprise                           9,316           39.45% (Class A)
Investment SVCS*
P.O. Box 9446
Minneapolis, MN 55440-9446

Merrill Lynch Pierce*                         1,426            6.04% (Class A)
Fenner & Smith Inc.
Building 1 Team A Fl 2
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486

Pershing LLC*                                 1,189            5.03% (Class A)
P.O. Box 2052
Jersey City, NJ  07303-2052

Raymond James & Assoc Inc.*                   1,541            6.53% (Class A)
FBO Padron Eduardo
880 Carillon Parkway
St. Petersburg, FL  33716-1100

                                                                  PERCENT OF
                                                                 OUTSTANDING
     NAME AND ADDRESS                     SHARES HELD           SHARES (CLASS)
     ----------------                     -----------           --------------

Acquiring Fund
Raymond James & Assoc Inc.*                  1,460             6.18% (Class A)
FBO Yock Tr
880 Carillon Parkway
St. Petersburg, FL  33716-1100

American Enterprise Investment SVCS*         5,466            14.46% (Class B)
P.O. Box 9446
Minneapolis, MN 55440-9446

Merrill Lynch Pierce*                        9,117            24.12% (Class B)
Fenner & Smith Inc.
Building 1 Team A Fl 2
4800 Deer Lake Drive East
Jacksonville, FL  32246-6486

Pershing LLC*                               10,158            26.87% (Class B)
P.O. Box 2052
Jersey City, NJ  07303-2052

American Enterprise Investment SVCS*         2,032            15.95% (Class C)
P.O. Box 9446
Minneapolis, MN 55440-9446

Pershing LLC*                                8,720            68.45% (Class C)
P.O. Box 2052
Jersey City, NJ  07303-2052

Salomon Smith Barney Inc.*                    694              5.45% (Class C)
333 West 34th Street-- 3rd Floor
New York, NY  10001-2402

Connecticut General                        4,842,531          99.22% (Advisor)
Life Insurance Co.*
Attn:  Carmen G. Rivera
280 Trumbull Street #H19B
Hartford, CT  06103-3509


-------------------
* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


         The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and each of the Acquired Funds.


         INVESTMENT OBJECTIVES. The investment objective of the International Fund and the Acquiring Fund is long-term capital appreciation. The investment objective of the European Equity Fund is capital appreciation. Each Fund's investment objective is a fundamental policy that can not be changed without the approval of their respective shareholders. There can be no assurance any Fund will achieve its investment objective.


         Shareholders of the Acquired Funds (in Proposal 6) and shareholders of the Acquiring Fund (by means of a separate proxy statement) are being asked to approve changing the respective fund's investment objective from fundamental to non-fundamental. If approved by a Fund shareholders, the Board of the Fund could change the Fund's investment objective without shareholder approval.


         PRIMARY INVESTMENTS. The European Equity Fund seeks to achieve its investment objective by investing in securities of companies located in Europe. Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The European Equity Fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries. The European Equity Fund intends to diversify its investments across different countries. However, at times the European Equity Fund may invest a significant part of its assets in a single country. The European Equity Fund may invest in companies of any size, although most of the European Equity Fund's investments will be in medium to larger capitalization companies. In choosing stocks, the portfolio manager considers a number of factors including (i) stock price relative to the company's rate of earnings growth, (ii) valuation relative to other European companies and market averages and (iii) merger-and-acquisition trends on companies' business strategies.

         The International Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three foreign markets. The International Fund invests primarily in equity securities of companies located in or conducting a majority of their business in developed foreign markets or companies whose securities trade primarily in developed foreign markets. Although it is not an index fund and does not seek to replicate the performance of any index, the fund expects to focus primarily, but not exclusively, on countries represented in the Morgan Stanley Capital International Europe Australasia and Far East (MSCI-EAFE) Index. Countries in the MSCI-EAFE Index currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In managing the International Fund's investments, (i) the portfolio managers combine top-down regional analysis with bottom-up research, (ii) look for countries, sectors and companies with solid growth prospects and attractive market valuations and (iii) focus research efforts on early identification of new investment opportunities while seeking to manage risk.

         As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests under normal market conditions at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets. The Acquiring Fund invests in securities of 40-60 foreign companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. These countries are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE") Index. The Acquiring Fund seeks to diversify its investment across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may accounting for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

         The Acquiring Fund may invest up to 15% of net assets in emerging markets, unlike the European Equity Fund which may invest 20% of total assets in emerging markets and the International Fund which may invest up to 30% of total assets in emerging markets.


         Shareholders of the Acquiring Fund, (by means of a separate proxy statement) and shareholders of the Acquired Funds (in Proposal 5) are being asked to modify and/or eliminate fundamental restrictions on borrowing, lending of securities, buying and selling of real estate, and investing in oil, gas and mineral interests. Shareholders of the European Equity Fund (in Proposal 5-E) and the Acquiring Fund (by means of a separate proxy) are being asked to eliminate the restriction on margin transactions. Shareholders of the International Fund are being asked (in Proposal 5-F) to eliminate the restriction on short-selling. If approved, the restrictions of each of the Funds in these areas will be substantially the same.

There is no guarantee that shareholders of any of the Funds will approve any of the proposed changes to the investment restrictions or that any of the Funds will thereafter implement any expanded authority given to them.

         INVESTMENT LIMITATIONS. The Acquiring Fund and each of the Acquired Funds have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a "majority" (as defined in the 1940 Act) of the relevant Fund's outstanding shares. Each Fund has substantially similar fundamental investment limitations with respect to industry concentration, investing in any one issuer in relation to a Fund's total assets, making loans, underwriting securities, purchasing or selling real estate, and issuing senior securities.


         CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the current applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Fund in the Acquiring Fund's Prospectus, which accompanies this Prospectus/Proxy Statement, and for each of the Acquired Funds in their respective Prospectuses.


     Key to Table:

     [X]  Permitted without limitation; does not indicate actual use

     20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

     20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

     [ ]  Permitted, but not expected to be used to a significant extent

     --   Not permitted

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
--------------------------------------------------------------------------------

                                       ACQUIRING      EUROPEAN     INTERNATIONAL
                                         FUND        EQUITY FUND         FUND
                                      -----------    -----------    -----------
BORROWING. The borrowing of money          30%            30%          33 1/3%
from banks to meet redemptions
or for other temporary or
emergency purposes.
Speculative exposure risk.
--------------------------------------------------------------------------------

COUNTRY/REGION FOCUS. Investing a          [X]             [X]            [X]
significant portion of fund assets in
a single country or region. Market
swings in the targeted country or
region will be likely to have a
greater effect on fund performance
than they would in a more
geographically diversified equity
fund. Currency, market, political risks.
--------------------------------------------------------------------------------

CURRENCY HEDGING. Instruments,             [X]            [X]             [X]
such as options, futures or forwards,
intended to manage fund exposure
to currency risk or to enhance
total return. Options, futures or
forwards involve the right or obligation
to buy or sell a given amount of foreign
currency at a specified price and future
date.(1) Correlation, credit, currency,
hedged exposure, liquidity, political,
speculative exposure, valuation risks.
--------------------------------------------------------------------------------

EMERGING MARKETS. Countries                15%            20%            30%
generally considered to be relatively
less developed or industrialized.
Emerging markets often face economic
problems that could subject a fund to
increased volatility or substantial
eclines in value. Deficiencies in
regulatory oversight, market
infrastructure, shareholder protections
and company laws could expose a fund
to risks beyond those generally
encountered in developed countries.
Access, currency, information, liquidity,
market, operational, political, valuation
risks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
--------------------------------------------------------------------------------

                                       ACQUIRING      EUROPEAN     INTERNATIONAL
                                          FUND       EQUITY FUND        FUND
                                      -----------    -----------    -----------
EQUITY AND EQUITY RELATED SECURITIES.      [X]           [X]             [X]
Common stocks and other securities
representing or related to ownership
in a company. May also include
warrants, rights, options, preferred
stocks and convertible debt securities.
These investments may go down in
value due to stock market movements
negative company or industry
events. Liquidity, market, valuation
risks.
-------------------------------------------------------------------------------

FOREIGN SECURITIES. Securities of          [X]             [X]            [X]
foreign issuers. May include depositary
receipts. Currency, information,
market, operational, political,
valuation risks.
-------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES.            [ ]             [ ]            [ ]
Exchange-traded contracts that enable
a fund to hedge against or speculate
on future changes in currency values,
interest rates or stock indexes. Futures
obligate the fund (or give it the right,
in the case of options) to receive or
make payment at a specific future time
based on those future changes.(1)
Correlation, currency, hedged exposure,
interest-rate, market, speculative
exposure risks.(2)
-------------------------------------------------------------------------------

INVESTMENT-GRADE DEBT SECURITIES.          20%             [ ]            20%
Debt securities rated within the four
highest grades (AAA/Aaa through
BBB/Baa) by Standard & Poor's or
Moody's rating service, and unrated s
securities of comparable quality.
Credit, interest-rate, market risks.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
-------------------------------------------------------------------------------

                                       ACQUIRING      EUROPEAN     INTERNATIONAL
                                          FUND       EQUITY FUND        FUND
                                      -----------    -----------    -----------
MORTGAGE-BACKED AND ASSET-BACKED          [ ]             --             [ ]
SECURITIES. Debt securities backed by
pools of mortgages, including
passthrough certificates and other
senior classes of collateralized
mortgage obligations (CMOs), or
other receivables. Credit, extension,
interest-rate, liquidity,
prepayment risks.
-------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT                  5%             20%            [ ]
SECURITIES. Debt securities and
convertible securities rated below the
fourth-highest grade (BBB/Baa) by
Standard & Poor's or Moody's rating
service, and unrated securities of
comparable quality. Commonly
referred to as junk bonds. Credit,
information, interest-rate, liquidity,
market, valuation risks.
-------------------------------------------------------------------------------

OPTIONS. Instruments that provide          25%            [ ]             10%
a right to buy (call) or sell (put) a
particular security or an index of
securities at a fixed price within a
certain time period. A fund may
purchase and write both put and call
options for hedging or speculative
purposes.(1) Correlation, credit,
hedged exposure, liquidity, market,
speculative exposure risks.
-------------------------------------------------------------------------------

PRIVATIZATION PROGRAMS. Foreign            [X]            [X]              [ ]
governments may sell all or part of
their interests in enterprises they own
or control. Access, currency,
information, liquidity, operational,
political, valuation risks.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
-------------------------------------------------------------------------------

                                       ACQUIRING      EUROPEAN     INTERNATIONAL
                                          FUND       EQUITY FUND        FUND
                                      -----------    -----------    -----------
REAL-ESTATE INVESTMENT TRUSTS              [ ]             --            [ ]
(REITS). Pooled investment
vehicles that invest primarily in
income-producing real-estate-related
loans or interests. Credit,
interest-rate, market risks.
-------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID              15%            15%            15%
SECURITIES. Certain securities with
restrictions on trading, or those not
actively traded. May include private
placements. Liquidity, market,
valuation risks.
-------------------------------------------------------------------------------

SECTOR CONCENTRATION. Investing more       --             --             [ ]
than 25% of a fund's net assets in
a group of related industries (market
sector). Performance will largely
depend upon sector's performance,
which may differ in direction and
degree from that of the overall stock
market. Financial, economic, business,
political and other developments
affecting the sector will have a
greater effect on the fund.
-------------------------------------------------------------------------------

SECURITIES LENDING. Lending portfolio    33 1/3%        33 1/3%          25%
securities to financial institutions; a
fund receives cash, U.S. government
securities or bank letters of credit as
collateral. Credit, liquidity, market,
operational risks.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
-------------------------------------------------------------------------------

                                       ACQUIRING      EUROPEAN     INTERNATIONAL
                                         FUND        EQUITY FUND        FUND
                                      -----------    -----------    -----------
SHORT POSITIONS. Selling borrowed          --             --             --
securities with the intention of
repurchasing them for a profit on the
expectation that the market price will
drop. If the fund were to take short
positions in stocks that increase in
value, then the fund would have to
repurchase the securities at the higher
price and it would be likely to
underperform similar mutual funds
that do not take the short positions.
Liquidity, market, speculative
exposure risks.
-------------------------------------------------------------------------------

SHORT SALES "AGAINST THE BOX". A           10%            --             10%
short sale where the fund owns
enough shares of the security
involved to cover borrowed securities,
 if necessary. Liquidity, market,
speculative exposure risks.
-------------------------------------------------------------------------------

SHORT-TERM TRADING. Selling a              --             --             [ ]
security shortly after purchase. A
fund engaging in short-term trading
will have higher turnover and
transaction expenses. Increased
short-term capital gains distributions
could raise shareholder's income
tax liability.
-------------------------------------------------------------------------------

SPECIAL-SITUATION COMPANIES.               [ ]             --            [ ]
Companies experiencing unusual
 developments affecting their market
values. Special situations may
include acquisition, consolidation,
reorganization, recapitalization,
merger, liquidation, special distribution,
tender or exchange offer, or potentially
favorable litigation. Securities of a
special situation company could decline
in value and hurt a fund's performance
if the anticipated benefits of the
special situation do not materialize.
Information, market risks.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
-------------------------------------------------------------------------------

                                        ACQUIRING      EUROPEAN    INTERNATIONAL
                              FUND EQUITY FUND FUND
                                       -----------    -----------    -----------
START-UP AND OTHER SMALL COMPANIES.       [X]             5%             [ ]
Companies with small relative
market capitalizations, including
those with continuous operations of
less than three years. Information,
liquidity, market, valuation risks.
-------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS. Swaps,             --            [ ]             [ ]
structured securities and other
instruments that allow the fund
to gain access to the performance of
a benchmark asset (such as an index
or selected stocks) where the fund's
direct investment is restricted. Credit,
currency, information, interest-rate,
liquidity, market, political,
speculative, exposure, valuation risks.
-------------------------------------------------------------------------------

SWAPS. A contract between a fund          [ ]             --             --
and another party in which the
parties agree to exchange streams
of payments based on certain
benchmarks. For example, a fund
may use swaps to gain access to t
he performance of a benchmark asset
(such as an index or one or more
stocks) where the fund's direct
investment is restricted. Credit,
currency, interest-rate, liquidity,
market, political, speculative
exposure, valuation risks.
-------------------------------------------------------------------------------

TECHNOLOGY COMPANIES. Companies            --             --            [ ]
which may benefit significantly from
advances or improvements in
technology. Liquidity, market,
valuation risks.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT PRACTICE                                      LIMIT
-------------------------------------------------------------------------------

                                        ACQUIRING      EUROPEAN    INTERNATIONAL
                                           FUND       EQUITY FUND       FUND
                                       -----------    -----------    -----------
TEMPORARY DEFENSIVE TACTICS.               [ ]            [ ]             --
Placing some or all of a fund's
assets in investments such as
money-market obligations and
investment-grade debt securities for
defensive purposes. Although
intended to avoid losses in adverse
market, economic, political or other
conditions, defensive tactics might
be inconsistent with a fund's principal
investment strategies and might
prevent a fund from achieving its goal.
-------------------------------------------------------------------------------

WARRANTS. Options issued by a              10%            15%            [ ]
company granting the holder the
right to buy certain securities,
generally common stock, at a
specified price and usually for a
limited time. Liquidity, market,
speculative exposure risks.
-------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD         20%            --              [ ]
COMMITMENTS. The purchase or sale
of securities for delivery at a future
 date; market value may change
before delivery. Liquidity, market,
speculative exposure risks.


-------------------------------------------------------------------------------
(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.



DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING FUND

         The NAV of each class of shares of the Acquiring Fund is determined at the close of regular trading on the NYSE (usually 4 p.m., New York City Time) each day the NYSE is open for business. It is calculated by dividing a class's total assets less its liabilities, by the number of shares of such class outstanding. The

Acquiring Fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method the Board believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value. Some securities of the Acquiring Fund may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Acquiring Fund does not compute its price. This could cause the value of the Acquiring Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

MANAGEMENT OF EACH FUND

         CSAM, located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140, provides investment advisory services to each of the Funds under separate advisory agreements. The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Prospectus of the Acquiring Fund, which accompanies this Prospectus/Proxy Statement. CSAM's Japanese, United Kingdom and Australian affiliates provide sub-advisory services to the Acquiring Fund and the International Fund and CSAM's United Kingdom affiliate provides sub-advisory services to the European Equity Fund.

         In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Fund. CSAMSI became co-administrator to the Acquiring Fund and the European Equity Fund on November 1, 1999 and to the International Fund on February 1, 2001. Prior to that, Counselors Funds Service, Inc. served as co-administrator to the Funds. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Fund. State Street Bank also serves as custodian of each of the Funds' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent accountants for each of the Funds.

         Each of the Funds pays a management fee to CSAM of 1.00% of such fund's average daily net assets. In addition to the management fee, each Fund pays a co-administration fee to CSAMSI of .10% of their respective average daily net assets. Each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), 0.035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses.

         Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets.

INTEREST OF CSAM IN THE ACQUISITIONS


         CSAM may be deemed to have an interest in the Plans and the Acquisitions because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with CSAM are described in each Fund's Prospectus(es) and Statement of Additional Information. Future growth of the assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates. CSAM may also be deemed to have an interest in the Plans and the Acquisitions because, as of December 31, 2002, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in each of the Acquired Funds (see "Information About the Acquisition - Share Ownership of the Funds" above). CSAM and its affiliates have advised each of the Acquired Funds that they intend to vote the shares over which they have voting power at the Special Meeting in the manner instructed by the customers for which such shares are held. As of January 30, 2003, CSAM had discretionary power to dispose of securities over accounts which held in the aggregate 86,710 shares or 4.84% of the European Equity Fund's outstanding shares and 890,427 shares or 46.51% of the International Fund's outstanding shares. See "Voting Information."


         CSAM may also be deemed to have an interest in the Plans and the Acquisitions because CSAMSI serves as the co-administrator and distributor for each Fund. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

         GENERAL. Each of the Funds is an open-end management investment company registered under the 1940 Act. The Acquiring Fund is a Maryland corporation that was incorporated on October 24, 1997 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. The European Equity Fund is a Maryland corporation that was incorporated on July 27, 1998 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. The International Fund is a series of a Delaware statutory business trust and is governed by its Agreement and Declaration of Trust, dated as of May 31, 1995, Bylaws and Board of Trustees. Each Fund is also governed by applicable state and Federal law. The Acquiring Fund has authorized capital of six billion shares of common stock with a par value of $.001 per share; one billion shares each are designated for Common Class, Class A, Class B and Class C shares. Two billion shares have been designated by the Articles of Incorporation as Advisor Class Shares. The European Equity Fund has authorized capital of four billion Shares of Common Stock with a par value of $.001 per share; one billion each for Common Class, Class A, Advisor Class and Institutional Class shares. The European Equity Fund does not currently offer Advisor Class or Institutional Class shares. The Trust has authorized an unlimited amount of beneficial interests, without par value, which may be divided without shareholder approval into an unlimited number of series and an unlimited number of classes. The International Fund is currently one of four series offered by the Trust. In each series, shares represent interests in the assets of the relevant series and have identical voting, dividend, liquidation and other rights (other than as set forth below) on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant series are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

         MULTI-CLASS STRUCTURE. The Acquiring Fund and the Acquired Funds are authorized to offer multiple classes. The European Equity Fund offers Common Class and Class A shares. The International Fund offers Common Class, Class A, Class B and Class C shares. The Acquiring Fund offers Common Class, Advisor Class, Class A, Class B and Class C shares. The Acquiring Fund expects to continue to offer shares of its Advisor Class, Class A, Class B and Class C shares following the Acquisition. The Common Class of the Acquiring Fund is closed to new investments, except for the reinvestment of dividends.

         DIRECTORS/TRUSTEES. The By-Laws of each of the Acquiring Fund and the European Equity Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of the Funds may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of the Funds may be filled by the Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Directors whenever (a) fewer than a majority of the Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Directors and must be filled. The Agreement and Declaration of Trust of the International Fund provides that the term of office of each Trustee shall be three (3) years. Any Trustee of the International Fund may be removed by two-thirds of the remaining Trustees or by holders of a majority of the shares of beneficial interest of the Trust. Vacancies on the Board of Trustees of the International Fund may be filled by a majority of the remaining Trustees or by a majority of the shareholders of the Trust.

         VOTING RIGHTS. None of the Funds holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors or Trustees unless and until such time as less than a majority of the Directors or Trustees of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Directors or Trustees. At such times, the Directors or Trustees then in office will call a shareholders' meeting for the election of Directors or Trustees.

         The European Equity and Acquiring Fund By-Laws each provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. The Agreement and Declaration of Trust governing the International Fund provided that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 51% of the votes entitled to be cast at the meeting. Payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting is required in advance of the meeting, provided, however, that the matter to be considered at such special meeting of shareholders is not substantially the same as a matter voted on at a special meeting of shareholders held during the preceding 12 months. To the extent required by law, each Fund will assist in shareholder communications in such matters. The presence of one-third of the shareholders of the European Equity Fund and the Acquiring Fund at a shareholder meeting will constitute a quorum. The presence of a majority of the shareholders of the International Fund at a shareholder meeting will constitute a quorum.

         LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of any one of the Funds, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

         INVOLUNTARY REDEMPTIONS. The Acquiring Fund is soliciting shareholder approval of an amendment to its Articles of Incorporation that would permit the Acquiring Fund to redeem shares of a class of the Acquiring Fund held by a shareholder or all shares of the Acquiring Fund as an entirety if the Board of Directors determines that doing so is in the best interest of the Acquiring Fund. Redemption proceeds may be paid in cash or in kind. The Acquiring Fund's current Articles of Incorporation permits the Directors to involuntarily redeem shares, but in more limited circumstances. The exercise of the power granted by the Directors under either the current Articles of Incorporation or the amended Articles of Incorporation to involuntarily redeem shares would be subject to the Director's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules adopted thereunder.

         LIABILITY OF TRUSTEES OR DIRECTORS. The Articles of Incorporation or the Agreement and Declaration of Trust of each Fund, as the case may be, provide that its directors, trustees and officers shall not be liable in such capacity for monetary damages for breach of fiduciary duty as a director or officer, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties on the part of such director or officer. The Articles of Incorporation or Agreement and Declaration of Trust of each Fund, as the case may be, provide that the relevant Fund shall indemnify each director, trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought, each to the fullest extent permitted by the Maryland General Corporation Law or the Delaware Statutory Trust Act and other applicable law.

         RIGHTS OF INSPECTION. Maryland law permits any stockholder of the European Equity and the Acquiring Fund or any agent of such stockholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the relevant Fund on file at its principal offices. The Agreement and Declaration of Trust governing the International Fund grants shareholders a right of inspection to the same extent provided to a shareholder of a Delaware business corporation. The Delaware General Corporation Law permits shareholders of a corporation to inspect for any proper purpose a corporation's stock ledger, a list of its stockholders and its other books and records.


         SHAREHOLDER LIABILITY. Under Maryland law, stockholders of the European Equity and the Acquiring Fund does not have personal liability for corporate acts and obligations. Under Delaware law holders of beneficial interest of the International Fund do not have personal liability for acts and obligations of the International Fund or the Trust.


         Shares of the Acquiring Fund issued to stockholders of the Acquired Funds upon consummation of the Acquisitions will be fully paid and nonassessable and when issued, transferable without restrictions and will have no preemptive rights.

         The foregoing is only a summary of certain characteristics of the operations of each of the Funds. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.

CONCLUSION
         The Plans were approved by the Board of Directors of the Acquiring Fund and the Boards of each of the Acquired Funds on December 12, 2002. The Board of each Fund has determined that the relevant Acquisition is in the best interests of its shareholders and that the interests of existing shareholders of its Fund will not be diluted as a result of the relevant Acquisition. If the shareholders of an Acquired Fund do not approve the applicable Plan or if the relevant Acquisition is not completed, that fund will continue to engage in business as a registered investment company and the Board of that fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

REQUIRED VOTE

         Approval of a Plan with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy, if a quorum is present.

THE BOARDS OF EACH OF THE ACQUIRED FUNDS, INCLUDING THE DIRECTORS OR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE 1940 ACT) RECOMMEND THAT YOU VOTE "FOR" THE PLAN RELATING TO YOUR FUND.

PROPOSAL 2 - ELECTION OF DIRECTORS/TRUSTEES FOR EACH OF THE ACQUIRED FUNDS


         At the Special Meeting, eight persons are to be elected who will constitute the Board of Directors or Trustees, as the case may be, of each of the Acquired Funds. (For ease of reference the term "Director" will be used for both Directors and Trustees.) For election of Directors at the Special Meeting, each of the Acquired Funds' Board has approved the nomination of the following individuals: Richard H. Francis, Jack W. Fritz, Joseph D. Gallagher, Jeffrey E. Garten, Peter F. Krogh, James S. Pasman, Jr., Steven N. Rappaport and William W. Priest. If elected, Mr. Gallagher will become Chairman of each of the Acquired Fund's Board.


         The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named above unless authority to vote for any or all of the nominees is withheld in the proxy. Each Director so elected will serve as a Director of the respective Acquired Fund until the next meeting of shareholders, if any, called for the purpose of electing Directors and until the election and qualification of a successor or until such Director sooner resigns, dies or is removed as provided in the organizational documents of each of the Acquired Funds.


         Each of the nominees, except for Mr. Gallagher, currently serves as a director of each of the Acquired Funds. Each nominee has indicated that he is willing to continue to serve as a Director. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Directors may recommend.


         The following table sets forth certain information concerning the current Directors and nominees. Unless otherwise noted, each of the Directors and nominees has engaged in the principal occupation listed in the following table for more than five years, but not necessarily in the same capacity.


                                    NOMINEES


----------------------------------------------------------------------------------------------------
                                     TERM                                 NUMBER OF
                                      OF                                 PORTFOLIOS
                                    OFFICE1                                IN FUND       OTHER
                                      AND                                  COMPLEX    DIRECTORSHIPS
                                    LENGTH      PRINCIPAL                OVERSEEN BY    HELD BY
  NAME,              POSITION(S)      OF      OCCUPATION(S)              DIRECTOR OR   DIRECTOR OR
  ADDRESS             HELD WITH      TIME      DURING PAST               NOMINEE FOR   NOMINEE FOR
  AND AGE                FUND       SERVED      FIVE YEARS                 DIRECTOR     DIRECTOR


----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------


Richard H. Francis   Director       Since    Currently retired; Executive      54     None
c/o Credit Suisse Asset             1999     Vice President and Chief
Management, LLC                              Financial Officer of Pan Am
466 Lexington Avenue                         Corporation and Pan American
New York, New York                           World Airways, Inc. from
10017-3140                                   1988 to 1991
Age:  70
----------------------------------------------------------------------------------------------------

Jack W. Fritz        Director       Since    Private investor; Consultant       53    Director of
2425 North Fish                     1987     and Director of Fritz Broadcasting,      Advo, Inc.
Creek Road                          Inc.     and Fritz Communications                 (direct mail
P.O. Box 1287                                (developers and operators of             advertising)
Wilson, Wyoming 83014                        radio stations) since 1987
Age: 75
----------------------------------------------------------------------------------------------------

Jeffrey E. Garten    Director       Since    Dean of Yale School of     53            Director of
Box 208200                          1998     Management and William S.                Aetna, Inc.;
New Haven, Connecticut                       Beinecke Professor in the                Director of
6520-8200                                    Practice of International                Calpine
Age: 56                                      Trade and Finance; Undersecretary        Energy
                                             of Commerce for International            Corporation;
                                             Trade from November 1993 to              Director of
                                             October 1995; Professor at               CarMax Group
                                             Columbia University from                 (used car
                                             September 1992 to November 1993           dealers)


----------------------------------------------------------------------------------------------------

----------------------------
1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


----------------------------------------------------------------------------------------------------
                                     TERM                                 NUMBER OF
                                      OF                                 PORTFOLIOS
                                    OFFICE1                                IN FUND       OTHER
                                      AND                                  COMPLEX    DIRECTORSHIPS
                                    LENGTH      PRINCIPAL                OVERSEEN BY    HELD BY
  NAME,              POSITION(S)      OF      OCCUPATION(S)              DIRECTOR OR   DIRECTOR OR
  ADDRESS             HELD WITH      TIME      DURING PAST               NOMINEE FOR   NOMINEE FOR
  AND AGE                FUND       SERVED      FIVE YEARS                 DIRECTOR     DIRECTOR
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------


Peter F. Krogh       Director       Since    Dean Emeritus and Distinguished    53       Member of
301 ICC                             2001     Professor of International Affairs          Board of
Georgetown University                        at the Edmund A. Walsh School               The Carlisle
Washington, DC 20057                         of Foreign Service, Georgetown              Companies
Age: 65                                      University; Moderator of PBS                Inc.; Member
                                             foreign affairs television series           of Selection
                                                                                         Committee
                                                                                         or Truman
                                                                                         Scholars and
                                                                                         Henry Luce
                                                                                         Scholars;
                                                                                         Senior
                                                                                         Associate of
                                                                                         Center for
                                                                                         Strategic and
                                                                                         International
                                                                                         Studies;
                                                                                         Trustee of
                                                                                         numerous
                                                                                         world affairs
                                                                                         organizations
----------------------------------------------------------------------------------------------------

James S. Pasman, Jr. Director       Since     Currently retired; President      55       Management
c/o Credit Suisse Asset             1999      and  Chief Operating Officer               Corp., former
Management, LLC                               of National InterGroup, Inc.               Director of
466 Lexington Avenue                          (holding company) from                     Tyco
New York, New York                            April 1989 to March 1991;                  International
10017-3140                                    Chairman of Permian Oil                    Ltd.
Age: 71                                       Director of Education
                                              Co. from April 1989 to
                                              March 1991
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                     TERM                                 NUMBER OF
                                      OF                                 PORTFOLIOS
                                    OFFICE1                                IN FUND       OTHER
                                      AND                                  COMPLEX    DIRECTORSHIPS
                                    LENGTH      PRINCIPAL                OVERSEEN BY    HELD BY
  NAME,              POSITION(S)      OF      OCCUPATION(S)              DIRECTOR OR   DIRECTOR OR
  ADDRESS             HELD WITH      TIME      DURING PAST               NOMINEE FOR   NOMINEE FOR
  AND AGE                FUND       SERVED      FIVE YEARS                 DIRECTOR     DIRECTOR
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------


Steven N. Rappaport  Director       Since     Partner of Lehigh Court, LLC      54       None
Lehigh Court, LLC                   1999      since July 2002, President of
40 East 52nd Street,                          SunGard Securities Finance,
New York, New York                            Inc., from 2001 to July 2002;
10022                                         President of Loanet, Inc. (on-line
Age: 54                                       accounting service) from 1995 to
                                              2001; Director, President, North
                                              American Operations, and
                                              former Executive Vice President
                                              from 1992 to 1993 of Worldwide
                                              Operations of Metallurg Inc.
                                              (manufacturer of specialty metals
                                              and alloys); Executive Vice President,
                                              Telerate, Inc. (provider of real-time
                                              information to the capital markets)
                                              from 1987 to 1992; Partner in the
                                              law firm of Hartman & Craven
                                              until 1987
------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------

Joseph D. Gallagher 2 Director      N/A       Managing Director and Chief       60      None
Credit Suisse Asset   Nominee                 Executive Officer of CSAM since
Management, LLC                               2003; Chief Executive Officer
466 Lexington Avenue                          and Director of Credit Suisse
New York, New York                            Asset Management Limited,
10017-3140                                    London, England, from June
Age:  40                                      2000 to 2003; Director of Credit
                                              Suisse Asset Management Funds (UK)
                                              Limited,  London, England, from
                                              June 2000 to 2003; Managing Director,
                                              Head - Asian Corporate Finance and
                                              M&A's, Credit Suisse First Boston,
                                              Hong Kong, China, from January 1998
                                              to May 1999; and Director, Head -
                                              Asian Corporate Finance, Credit
                                              Suisse First Boston, Hong Kong,
                                              China, from October 1993 to December 1997
------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                     TERM                                 NUMBER OF
                                      OF                                 PORTFOLIOS
                                    OFFICE1                                IN FUND       OTHER
                                      AND                                  COMPLEX    DIRECTORSHIPS
                                    LENGTH      PRINCIPAL                OVERSEEN BY    HELD BY
  NAME,              POSITION(S)      OF      OCCUPATION(S)              DIRECTOR OR   DIRECTOR OR
  ADDRESS             HELD WITH      TIME      DURING PAST               NOMINEE FOR   NOMINEE FOR
  AND AGE                FUND       SERVED      FIVE YEARS                 DIRECTOR     DIRECTOR
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------


William W. Priest 3  Director       Since     Co-Managing Partner,              60       None
Steinberg Priest &                  1999      Steinberg Priest & Sloane
Sloane Capital                                Capital Management since
Management                                    March 2001; Chairman and
12 East 49th Street                           Managing Director of
12th Floor                                    CSAM from 2000 to
New York, New York                            February 2001, Chief
10017                                         Executive Officer and
Age:  61                                      Managing Director of
                                              CSAM from 1990 to 2000




----------------------------------------------------------------------------------------------------

------------------------


     2 Mr. Gallagher is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he is an officer of CSAM.

     3 Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.


         The table below shows the dollar range of each nominee's ownership of shares of each of the Acquired Funds and of all the Credit Suisse Funds served, or to be served, by the Directors all as of December 31, 2002.

                NOMINEES' SHARE OWNERSHIP TABLE BY DOLLAR RANGE*


  FUND
  NAME            Francis Fritz Gallagher Garten  Krogh Pasman  Priest Rappaport
-------------------------------------------------------------------------------

  International       A      A       A        A      A      A       A       A
  Fund
-------------------------------------------------------------------------------

  European Equity     A      A       A        A      A      A       A       B
  Fund
-------------------------------------------------------------------------------

  Aggregate Dollar    E      E       A        A      D      C       A       D
  Range of Equity
  Securities in All
  Funds Overseen by
  Director in Family
  of Investment
  Companies
-------------------------------------------------------------------------------


-----------------
*Key to Dollar Ranges:
         A.       None
         B.       $1-$10,000
         C.       $10,001-$50,000
         D.       $50,001-$100,000
         E.       Over $100,000

THE INFORMATION AS TO BENEFICIAL OWNERSHIP IS BASED ON STATEMENTS FURNISHED TO THE ACQUIRED FUNDS BY EACH DIRECTOR. UNLESS OTHERWISE NOTED, BENEFICIAL OWNERSHIP IS BASED ON SHARED VOTING AND INVESTMENT POWER WITH SPOUSE AND/OR IMMEDIATE FAMILY.

         Mr. Rappaport informed the Acquired Funds that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% equity interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to Sungard Data Systems, Inc. ("Sungard"). Mr. Rappaport sold his shares to Sungard, but remained President of Loanet until December 31, 2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

RESPONSIBILITIES OF THE BOARD -- BOARD AND COMMITTEE MEETINGS

         The Board of Directors of each of the Acquired Funds is responsible for the general oversight of business of the respective Acquired Fund. A majority of the Board's members are not affiliated with CSAM. These non-interested Directors have primary responsibility for assuring that each of the Acquired Funds is managed in a manner consistent with the best interests of its shareholders.

         Each Board meets in person at least quarterly to review the investment performance of the Acquired Funds and other operational matters, including policies and procedures designed to assure compliance with various regulatory requirements. At least annually, the non-interested Directors review the fees paid to CSAM and its affiliates for investment advisory services and administrative and distribution services.


         The Board of each of the Acquired Funds has an Audit Committee and a Nominating Committee, the responsibilities of which are described below. The Board of each of the Acquired Funds do not have a compensation committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Acquired Funds as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.


AUDIT COMMITTEE

         In accordance with its written charter adopted by the Board, the Audit Committee oversees the financial reporting process of an Acquired Fund and monitors the valuation of portfolio assets. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the audit plan and audit fees charged, and reviews the results of an Acquired Fund's annual audit.

NOMINATING COMMITTEE

         The Nominating Committee is charged with the duty of selecting and nominating candidates for election to the Board as Independent Directors. The Nominating Committee will consider nominees recommended by an Acquired Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to an Acquired Fund's Secretary.

         The following chart sets forth the number of meetings of the Board, the Audit Committee and the Nominating Committee of each Acquiring Fund during the calendar year 2002.

NUMBER OF BOARD AND COMMITTEE MEETINGS HELD
DURING THE CALENDAR YEAR 2002

                                BOARD OF           AUDIT          NOMINATING
                               DIRECTORS         COMMITTEE         COMMITTEE
NAME OF FUND                    MEETINGS         MEETINGS          MEETINGS
---------------                -----------      -----------       -----------
International Fund                  4                4                 2
European Equity Fund                4                4                 2
         Each incumbent Director attended at least 75% of the total number of Board meetings and meetings of committees on which he served during each Acquired Fund's last full fiscal year.

EXECUTIVE OFFICERS

         The following persons are executive officers of each of the Acquired
Funds:

                                POSITION(S) HELD
                                WITH FUND, TERM                PRINCIPAL
                                 OF OFFICE* AND              OCCUPATION(S)
                                    LENGTH OF                 DURING PAST
         NAME (AGE)                TIME SERVED                 FIVE YEARS
---------------------          ------------------        -----------------------

Hal Liebes, Esq.              Vice President and     Managing Director and
Credit Suisse Asset           Secretary since 1999   Global General Counsel of
Management, LLC                                      CSAM; Associated with
466 Lexington Avenue                                 Lehman Brothers, Inc.
New York, New York                                   from 1996 to 1997;
10017-3140                                           Associated with CSAM
Age:  38                                             from 1995 to 1996;
                                                     Associated with CS First
                                                     Boston Investment
                                                     Management from 1994 to
                                                     1995; Associated with
                                                     Division of Enforcement,
                                                     U.S. Securities and
                                                     Exchange Commission from
                                                     1991 to 1994
--------------


* Each officer serves until his or her respective successor has been duly elected and qualified.

                                POSITION(S) HELD
                                WITH FUND, TERM                PRINCIPAL
                                 OF OFFICE* AND              OCCUPATION(S)
                                    LENGTH OF                 DURING PAST
         NAME (AGE)                TIME SERVED                 FIVE YEARS
---------------------          ------------------        -----------------------

Michael A. Pignataro          Treasurer and Chief    Director and Director of
Credit Suisse Asset           Financial Officer      Fund Administration of
Management, LLC               since 1999             CSAM; Associated with
466 Lexington Avenue                                 CSAM since 1984
New York, New York
10017-3140
Age: 43

Gregory N. Bressler, Esq.     Assistant Secretary    Director of CSAM (since
Credit Suisse Asset           since 2000             1/2003); and Deputy
Management, LLC                                      General Counsel of
466 Lexington Avenue                                 CSAM; Associated with
New York, New York                                   CSAM since January
10017-3140                                           2000; Associated with
Age:  36                                             the law firm of Swidler
                                                     Berlin Shereff Friedman
                                                     LLP from 1996 to 2000

Kimiko T. Fields, Esq.        Assistant Secretary    Vice President of CSAM
Credit Suisse Asset           since 2002             (since 1/2003); and Legal
Management, LLC                                      Counsel of CSAM (since
466 Lexington Avenue                                 December 2000); Assistant
New York, New York                                   Vice President,
10017-3140                                           Institutional Marketing
Age:  39                                             Department, CSAM from
                                                     January 2000 to December
                                                     2000; Marketing Associate,
                                                     International Equity
                                                     Department, Warburg
                                                     Pincus Asset Management,
                                                     Inc. from January 1998 to
                                                     January 2000; self-employed
                                                     author and consultant, from
                                                     January 1996 to
                                                     December 1997

                                POSITION(S) HELD
                                WITH FUND, TERM                PRINCIPAL
                                 OF OFFICE* AND              OCCUPATION(S)
                                    LENGTH OF                 DURING PAST
         NAME (AGE)                TIME SERVED                 FIVE YEARS
---------------------          ------------------        -----------------------

Rocco A. DelGuercio           Assistant Treasurer    Vice President-- Fund
Credit Suisse Asset           since 1999             Administration Officer of
Management, LLC                                      CSAM; Associated with
466 Lexington Avenue                                 CSAM since June 1996;
New York, New York                                   Assistant Treasurer,
10017-3140                                           Bankers Trust Co.--
Age:  39                                             Fund Administration from
                                                     March 1994 to June 1996;
                                                     Mutual Fund Accounting
                                                     Supervisor, Dreyfus
                                                     Corporation from April
                                                     1987 to March 1994

Joseph Parascondola           Assistant Treasurer    Assistant Vice President--
Credit Suisse Asset           since 2000             Fund Administration of
Management, LLC                                      CSAM since April 2000;
466 Lexington Avenue                                 Assistant Vice President,
New York, New York                                   Deutsche Asset Management
10017-3140                                           from January 1999 to
Age:  39                                             April 2000; Assistant Vice
                                                     President, Weiss, Peck &
                                                     Greer LLC from November
                                                     1995 to December 1998

Robert M. Rizza               Assistant Treasurer    Assistant Vice President--
Credit Suisse Asset           Since 2002             Fund Administration Officer
Management, LLC                                      of CSAM (January 2001
466 Lexington Avenue                                 to present); Associated
New York, New York                                   with CSAM since March
10017-3140                                           1998; Assistant Treasurer
Age: 37                                              of Bankers Trust Co.
                                                     (April 1994 to March 1998)

COMPENSATION OF DIRECTORS AND OFFICERS

         No employee of CSAM, State Street Bank and Trust Company ("State Street") or Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the Acquired Funds' co-administrators, or any of their affiliates, receives any compensation from an Acquired Fund for acting as an officer or director of the Acquired Fund. Each Director who is not a director, trustee, officer or employee of CSAM, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Board attended by him for his services as

Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

          The following Compensation Table provides in tabular form the following data:

               Column (1) Name of each Acquired Fund from which each Director receives compensation.

               Column (2) Aggregate compensation received by each Director of each Fund during the calendar year 2002 and total compensation received by each Director from the 53 investment companies comprising the Fund Complex during the calendar year 2002.

          The Directors do not receive any pension or retirement benefits from any Acquired Fund in the Fund Complex.

COMPENSATION TABLE


                                                   (2)
                                         AGGREGATE COMPENSATION
--------------------------------------------------------------------------------

          (1)
     NAME OF FUND     Francis    Fritz    Garten      Krogh    Pasman  Rappaport
--------------------------------------------------------------------------------

International Fund   $ 1,494    $ 1,244   $ 1,244   $ 1,494   $ 1,494    $ 1,494

European Equity Fund $ 2,313    $ 2,063   $ 2,063   $ 2,313   $ 2,313    $ 2,388

Total Compensation   $82,015    $64,640   $71,515   $75,015  $110,015    $84,360
from the Funds
and Fund Complex
aid to each Director


         Messrs. Gallagher and Priest are "interested persons" of the Acquired Funds and, accordingly, receive no compensation from either of the Acquired Funds or any other investment company in the Fund Complex.


REQUIRED VOTE


         Election of each of the listed nominees for Director of the European Equity Fund requires the affirmative vote of a plurality of the votes of that Fund cast at the Special Meeting in person or by proxy. This means that the eight nominees receiving the largest number of votes will be elected. For the International Fund, election of the listed nominees for Director require the affirmative vote of a plurality of the votes of the Trust in the aggregate, without regard to series or class, cast at the Special Meeting and the meeting called by the Trust for shareholders of its other investment portfolios to vote on the Director nominees. This means that the eight nominees receiving the largest number of votes from shareholders of all investment portfolios of the Trust, voting in the aggregate, will be elected.

THE BOARD OF EACH ACQUIRED FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND VOTE IN FAVOR OF EACH OF THE NOMINEES LISTED IN THIS PROPOSAL 2.

PROPOSAL 3(A) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

                                  INTRODUCTION


         The current advisory contract for the European Equity Fund terminated on April 17, 2000 due to an administrative error. Consequently, shareholders of the European Equity Fund are being asked to approve a new investment advisory agreement (the "New Advisory Agreement") and a new investment sub-advisory agreement (the "New Sub-Advisory Agreement"). The proposed agreement is essentially identical to the agreement previously approved by the European Equity Fund's shareholders and Board of Directors. A form of the New Advisory Agreement for the European Equity Fund is attached as Exhibit B to this Prospectus/Proxy Statement.


PRIOR BOARD APPROVAL OF THE ADVISORY PROSPECTUS/AGREEMENT


         LEGAL BACKGROUND


         Section 15 of the 1940 Act requires that a fund's investment advisory agreement be in writing and be approved initially by both (i) the fund's board of directors (including a majority of its Independent Directors and (ii) the fund's shareholders. Each agreement may have an initial term of two years, but must be approved annually thereafter at an in-person meeting by a majority of the fund's board of directors, including a majority of its Independent Directors. In the event that a fund's board fails to approve of the fund's investment advisory agreement at least annually, the agreements will automatically lapse. As a result, the fund would no longer have a valid advisory agreement and must arrange for a new agreement to be adopted by the fund's board and shareholders, as required by Section 15.


         SEQUENCE OF EVENTS

         The European Equity Fund was a successor to a portfolio of The RBB Fund, Inc. and became part of the Credit Suisse Funds (then called Warburg Pincus Funds) on October 26, 1998. The European Equity Fund has an advisory agreement, dated October 26, 1998 (the "Original Advisory Agreement") and a sub-advisory agreement, dated October 26, 1998 (the "Original Sub-Advisory Agreement"), each of which contained a provision to the effect that the agreement would remain in effect until April 17, 2000, and thereafter for successive annual periods if approved annually. The European Equity Fund was advised by CSAM, then known as BEA Associates and sub-advised by CSAM's United Kingdom affiliate ("CSAM UK").

         The reason the Original Advisory Agreement and Original Sub-Advisory Agreement were structured with this fixed termination date was to keep the European Equity Fund on the same contract renewal schedule as all of the other funds deemed a part of the Fund Complex, as the Boards of all funds in the Fund Complex typically held a contract renewal meeting in early April each year.


         In March 1999, the Board of Directors met to consider a new advisory contract for the funds ("Former Warburg Funds") advised by Warburg Pincus Asset Management, Inc. ("WPAM"). This advisory relationship would terminate upon the acquisition of WPAM (the "Acquisition"). These new agreements, which required shareholder approval, did not specify a particular termination date, but provided that it would continue for an initial two year period and then for successive annual periods if approved annually. The European Equity Fund's agreements were not modified at this time to have the same language since, because they were advised by CSAM and CSAM UK and not WPAM; therefore, its agreements would not terminate as a result of the Acquisition and had one year and one month left on their initial terms. Between March 1999 and April 17, 2000, a board meeting was not held to approve the Original Advisory Agreement and Original Sub-Advisory Agreement of the European Equity Fund. Therefore, the advisory agreements lapsed on April 17, 2000.


         Shareholder approval of the new contracts for the former Warburg Funds having been obtained, these contracts were dated July 9, 1999, and did not need to be reconsidered by their Boards of Directors for two years. A contract renewal meeting for the Fund Complex was next held on November 16, 2000, by which time the European Equity Fund's advisory and sub-advisory agreements had inadvertently terminated by their terms.


         Neither the Board of Directors, European Equity Fund counsel nor CSAM was aware that the Original Advisory Agreement and Original Sub-Advisory Agreement had terminated, the Original Advisory Agreement and Original Sub-Advisory Agreement were presented to the Board and approved, without change, on November 16, 2000 and November 12, 2001. At the time the Original Advisory Agreement and Original Sub-Advisory Agreement were presented, because they had not been approved by the Board prior to April 17, 2000, the Original Advisory Agreement and Original Sub-Advisory Agreement were not in full compliance with the requirements in the 1940 Act, relating to annual Board approval of advisory contracts. The subsequent approvals in November 2000 and 2001 did not revive the Original Advisory Agreement or the Original Sub-Advisory Agreement.


CURRENT SHAREHOLDER APPROVAL


         Having determined that the European Equity Fund was without a valid investment advisory agreement, the Adviser ceased being paid fees under the terminated contracts as of October 1, 2002. Then, the Adviser requested the European Equity Fund's Board to consider approving a new advisory agreement and a new sub-advisory agreement essentially identical to the ones that lapsed in

April 2000. At its December 12, 2002 meeting, the Board of the European Equity Fund approved the New Advisory Agreement and the New Sub-Advisory Agreement and determined that the agreements should be submitted to the European Equity Fund's shareholders for their approval.

         At the December 12, 2002 meeting, the Board of the European Equity Fund was also asked to consider whether the Adviser may retain those advisory fees that had been paid or which were payable to the Adviser since April 18, 2000 under the Original Advisory Agreement. Having so approved, the Board determined that the European Equity Fund's shareholders should also vote on whether to permit the Adviser to retain those fees received or which were payable since April 18, 2000, through the time that the European Equity Fund's shareholders approve a New Advisory Agreement and recommended that shareholders vote in favor of this proposal.

ORIGINAL ADVISORY AGREEMENT

         On July 20, 1998, the sole initial shareholder of the European Equity Fund, in accordance with the requirements of the 1940 Act, approved the Original Advisory Agreement between the European Equity Fund and the Adviser. The Original Advisory Agreement provided that it would remain in effect until April 17, 2000, and would continue for successive annual periods thereafter if approved by a majority of the Directors, including a majority of the Independent Directors.

         When the Board approved the continuation of the Original Advisory Agreement on November 16, 2000 and November 12, 2001, the Board was unaware that the Original Advisory Agreement had already lapsed on April 18, 2000. At these Board meetings held on November 16, 2000 and November 12, 2001, the Board's intent, nonetheless, was to continue the Original Advisory Agreement with the Adviser uninterrupted for the next year, and but for the technical oversight, the Agreement would have been continued. Despite the termination of the Original Advisory Agreement, the Adviser has continued to provide the European Equity Fund with the services called for under that Agreement.

         For the fiscal year ended August 31, 2002, the investment advisory fees paid by the European Equity Fund and applicable fee waivers and/or reimbursements of expenses were as follows:

                               FEES PAID
                           (AFTER WAIVERS AND
         FUND                REIMBURSEMENTS)       WAIVERS       REIMBURSEMENTS
-------------------         ----------------     ----------      ---------------
European Equity Fund               $0              $(152,198)      $(132,694)

PROPOSED NEW ADVISORY AGREEMENT

         With the exceptions set forth below, the terms of the New Advisory Agreement for the European Equity Fund approved by the Board on December 12, 2002 and proposed for shareholder approval are similar in all material respects to the Original Advisory Agreement for the European Equity Fund. The only differences between the two are (i) their effective dates and termination provisions and (ii) the New Advisory Agreement contains a limited license to use the Credit Suisse name (and variants of it) while CSAM is the adviser whereas the Original Advisory Agreement contained a license to use the former adviser's names. The Adviser will continue to serve as investment adviser to the European Equity Fund, retain ultimate responsibility for the management of the European Equity Fund, and provide investment oversight and supervision. As in the Original Advisory Agreement, the Adviser is authorized to engage an investment sub-adviser to provide advisory services to the Fund and may delegate certain of its duties to the sub-advisers. The investment management services provided under the New Advisory Agreement will be identical to the services provided under the Original Advisory Agreement and to the services provided since April 18, 2000. Likewise, the Adviser's compensation for these services, expressed as an annual rate of the European Equity Fund's net assets, remains unchanged under the New Advisory Agreement.

         Pursuant to the New Advisory Agreement, subject to the supervision and direction of the Board, the Adviser is responsible for managing the European Equity Fund in accordance with the European Equity Fund's stated investment objective and policies. The Adviser is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the European Equity Fund's assets. In addition to expenses that the Adviser may incur in performing its services under the New Advisory Agreement, the Adviser pays the compensation, fees and related expenses of all Directors who are affiliated persons of the Adviser or any of its subsidiaries and the fees payable to any investment sub-adviser engaged by CSAM.


         Under the New Advisory Agreement, the Adviser is entitled to an investment advisory fee equal to 1.00% of the European Equity Fund's average daily net assets on an annualized basis. This advisory fee is identical to the one received under the Original Advisory Agreement.


         Finally, the New Advisory Agreement will run for an initial term of two years and annually thereafter so long as it is approved by a majority of the Directors of the European Equity Fund, including a majority of the Independent Directors. The New Advisory Agreement for the European Equity Fund is terminable at any time on 60 days' written notice without penalty by the Directors, by vote of a majority of the outstanding shares of the European Equity Fund, or upon 90 days' written notice, by the Adviser. The New Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

BOARD DELIBERATIONS

         In approving the European Equity Fund's New Advisory Agreement, the Board of the European Equity Fund is required to act solely in the best interests of the European Equity Fund and the European Equity Fund's shareholders in evaluating the terms of the Agreement. The Board is required to judge the terms of the arrangement in light of those that would be reached as a result of arm's-length bargaining.

         At the December 12, 2002 Board meeting, the Directors of the European Equity Fund considered the similarity of the New Advisory Agreement to the Original Advisory Agreement for the European Equity Fund and the fact that the Board had intended to continue the Original Advisory Agreement in November 2000 and again in November 2001. In determining whether or not it was appropriate to approve the New Advisory Agreement and to recommend approval to shareholders, the Directors considered various materials and representations provided by the Adviser, including information relating to the following factors: (i) the extent and quality of investment advisory services the European Equity Fund will receive for the advisory fee payable under the Agreement; (ii) the fees charged to other clients for comparable services; (iii) the fees charged by other investment advisers providing comparable services to similar investment companies; (iv) comparative information on the net asset value, yield and total return per share of the European Equity Fund with those of other funds with comparable investment objectives and size; (v) the total of all assets managed by the Adviser and the total number of investment companies and other clients that it services; (vi) the Adviser's profitability (vii) the extent to which the Adviser receives benefits such as research services as a result of the brokerage generated by the European Equity Fund; (viii) the organizational and financial soundness of the Adviser in light of the needs of the European Equity Fund on an on-going basis; (ix) the conditions and trends prevailing generally in the economy, the securities markets and the mutual fund industry; (x) the historical relationship between the European Equity Fund and the Adviser; and (xi) other factors deemed relevant by the Board.


         The Board noted that the fees under the New Advisory Agreement were unchanged from those under the Original Advisory Agreement and that those fees were within the range of fees charged by other investment advisors with respect to similar funds. The Board also viewed the fees as reasonable and fair in relation to the advisory services provided, having reviewed both fund performance and fund expenses, among other things. After considering relevant factors, the Directors, including all of the Independent Directors, approved the New Advisory Agreement for the European Equity Fund. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.


INFORMATION ABOUT CSAM AND ITS AFFILIATES

         Information about CSAM, its managers and principal executive officers, including those who are also officers of the European Equity Fund, CSAM's investment company clients, the European Equity Fund's brokerage policies and the officers of CSAM is presented in Exhibit C.

         CSAMSI, an affiliate of CSAM, serves as co-administrator and distributor to the European Equity Fund. Exhibit D sets forth the fees paid to CSAMSI by the European Equity Fund for services provided to the European Equity Fund during the most recent fiscal year. CSAMSI will continue to serve as co-administrator and distributor to the European Equity Fund after Proposal 3(a) is approved by the shareholders.

REQUIRED VOTE

         Approval of Proposal 3(a) for the European Equity Fund requires the vote of a "majority of the outstanding voting securities" entitled to vote on the proposal, as defined in the 1940 Act, of the European Equity Fund, which means the vote of 67% or more of the voting securities of the European Equity Fund entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the proposal, whichever is less.

         THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND VOTE "FOR" APPROVAL OF THE NEW ADVISORY AGREEMENT.

PROPOSAL 3(B) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND: APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

INTRODUCTION


         The current sub-advisory contract for the European Equity Fund terminated on April 17, 2000 due to an administrative error. The sequence of events leading to the lapse of the sub-advisory contract is similar to that described above in Proposal 3(a). Shareholders of the European Equity Fund are being asked to approve the New Sub-Advisory Agreement. The proposed agreement is essentially identical to the agreement previously approved by the European Equity Fund's shareholders and Board of Directors. A form of the New Sub-Advisory Agreement for the European Equity Fund is attached as Exhibit E to this proxy statement.


ORIGINAL SUB-ADVISORY AGREEMENTS

         On July 20, 1998, the sole initial shareholder of the European Equity Fund, in accordance with the requirements of the 1940 Act, approved the Original Sub-Advisory Agreement among the European Equity Fund, the Adviser and CSAM U.K. The Original Sub-Advisory Agreement provided that it would remain in effect until April 17, 2000, and would continue for successive annual periods thereafter if approved by a majority of the Directors, including a majority of the Independent Directors.

         When the Board approved the continuation of the Original Sub-Advisory Agreement on November 16, 2000 and November 12, 2001, the Board was unaware that the Original Sub-Advisory Agreement had already lapsed on April 18, 2000. The Board's intent, nonetheless, was to continue the Original Sub-Advisory Agreement with the Sub-Adviser uninterrupted for the next year, and but for the technical oversight, the Agreement would have been continued. Despite the termination of the Original Sub-Advisory Agreement, the Sub-Adviser has continued to provide the European Equity Fund with the services called for under that Agreement.


         Under the Original Sub-Advisory Agreement with CSAM U.K., (as amended to the date hereof) CSAM (not the European Equity Fund) pays CSAM U.K. an annual fee of $250,000 (the "Total Fee") for services rendered with respect to the European Equity Fund and all other Credit Suisse Funds for which CSAM U.K. had been appointed to act as sub-adviser. The portion of the fee allocated with respect to the European Equity Fund is equal to the product of (a) the Total Fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the European Equity Fund during the measuring period and (ii) the denominator of which is the aggregate average monthly assets of the European Equity Fund and certain other Credit Suisse Funds for which CSAM U.K. had been appointed to act as sub-adviser during such measuring period. For the fiscal year ended August 31, 2002, the portion of fees allocable to the European Equity Fund for CSAM U.K. was $949.


PROPOSED NEW SUB-ADVISORY AGREEMENT

         The terms of the New Sub-Advisory Agreement for the European Equity Fund approved by the Board on December 12, 2002 and proposed for shareholder approval are similar in all material respects to the Original Sub-Advisory Agreement for the European Equity Fund. The only differences between the two are their effective dates and termination provisions. CSAM U.K. will continue to serve as a sub-adviser to the European Equity Fund, subject to the supervision and direction of CSAM. The services provided by CSAM U.K. under the New Sub-Advisory Agreement will be identical to the services provided under the Original Sub-Advisory Agreement and to the services provided since April 18, 2000. Likewise, CSAM U.K.'s compensation for these services remains unchanged under the New Sub-Advisory Agreement.

         Pursuant to the New Sub-Advisory Agreement, subject to the supervision and direction of the Board and CSAM, CSAM U.K. will assist CSAM in providing a continuous investment program for the European Equity Fund, including investment research and management with respect to securities, investments, cash and cash equivalents in the Fund's portfolio.

         Under the New Sub-Advisory Agreement, the Sub-Adviser is entitled to investment advisory fees payable by CSAM (and not by the Fund) that are identical to those under the Original Sub-Advisory Agreement.

         Finally, the New Sub-Advisory Agreement will run for an initial term of two years and annually thereafter so long as it is approved by a majority of the Directors of the European Equity Fund, including a majority of the Independent

Directors. The New Sub-Advisory Agreement for the European Equity Fund is terminable at any time on 60 days' written notice without penalty by CSAM or by the Directors, by vote of a majority of the outstanding shares of the European Equity Fund, or upon 60 days' written notice by the Sub-Adviser. The New Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

BOARD DELIBERATIONS

         In approving the European Equity Fund's New Sub-Advisory Agreement, the Board of the European Equity Fund is required to act solely in the best interests of the European Equity Fund and the European Equity Fund's shareholders in evaluating the terms of the Agreement. The Board is required to judge the terms of the arrangement in light of those that would be reached as a result of arm's-length bargaining.

         At the December 12, 2002 Board meeting, the Directors of the European Equity Fund considered the similarity of the New Sub-Advisory Agreement to the Original Sub-Advisory Agreement for the European Equity Fund and the fact that the Board had intended to continue the Original Sub-Advisory Agreement in November 2000 and again in November 2001. In determining whether or not it was appropriate to approve the New Sub-Advisory Agreement and to recommend approval to shareholders, the Directors considered various materials including information relating to the following factors: (i) the extent and quality of sub-advisory services the European Equity Fund will receive for the advisory fee payable under the Agreement; (ii) comparative information on the net asset value, yield and total return per share of the European Equity Fund with those of other funds with comparable investment objectives and size; and (iii) other factors deemed relevant by the Board. After considering these factors, the Directors, including all of the Independent Directors, approved the New Sub-Advisory Agreement for the European Equity Fund.


         The Board noted that the fees under the New Sub-Advisory Agreement were unchanged from those under the Original Sub-Advisory Agreement and that those fees were within the range of fees charged by other sub-investment advisors with respect to similar funds. The Board also viewed the fees as reasonable and fair in relation to the sub-advisory services provided, having reviewed both fund performance and fund expenses, among other things. After considering relevant factors, the Directors, including all of the Independent Directors, approved the New Sub-Advisory Agreement for the European Equity Fund. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.


INFORMATION ABOUT THE SUB-ADVISER

         Information about the Sub-Adviser, its managers and principal executive officers, including those who are also officers of the European Equity Fund, the

Sub-Adviser's investment company clients, the European Equity Fund's brokerage policies and the officers of the Sub-Adviser are presented in Exhibit C.

REQUIRED VOTE

         Approval of Proposal 3(b) for the European Equity Fund requires the vote of a "majority of the outstanding voting securities" entitled to vote on the proposal, as defined in the 1940 Act, of the European Equity Fund, which means the vote of 67% or more of the voting securities of the European Equity Fund entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the proposal, whichever is less.

         THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND VOTE "FOR" APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.


PROPOSAL 3(C) - FOR THE SHAREHOLDERS OF THE EUROPEAN EQUITY FUND; APPROVAL OF THE RETENTION OR PAYMENT OF FEES PAID OR PAYABLE TO THE ADVISER AND SUB-ADVISER


         Despite the inadvertent expiration of the Original Advisory Agreement and Original Sub-Advisory Agreement on April 17, 2000, CSAM and CSAM U.K. each has continued to provide the European Equity Fund with uninterrupted investment advisory services called for under the Original Advisory Agreement and Original Sub-Advisory Agreement, respectively. From April 18, 2000 until October 1, 2002, the European Equity Fund has compensated the Adviser for its services in an amount equal to the percentage of the European Equity Fund's average daily net assets stated in the Original Advisory Agreement and CSAM was required to pay a sub-advisory fee to CSAM U.K. Since October 1, 2002, following the discovery of the invalidity of the Original Advisory Agreement, the fees payable to the Adviser have been retained by the European Equity Fund pending the resolution of this matter. During this same period the Adviser has also continued to honor its expense limitation commitments to the European Equity Fund. Through September 2002, the European Equity Fund, its Board of Directors and the Adviser were unaware that the Original Advisory Agreement had expired due to the administrative error described above, and so the European Equity Fund's payments of the Adviser's fees were made under the belief that the Adviser's services were being performed according to a valid advisory agreement.

         For the period April 18, 2000 through December 31, 2002, the investment advisory fees paid or payable by the European Equity Fund, and applicable fee waivers and/or reimbursements, were as follows:

                          Fees Paid or Payable
                           (After Waivers and
         Fund                Reimbursements)       Waivers       Reimbursements
-------------------         ----------------     ----------      ---------------
European Equity Fund               $0             $407,632          $186,616

         During this same period, CSAM paid CSAM U.K. $0.

         The Adviser, and to the extent fees were paid or payable to CSAM U.K., relying on equitable principles, sought Board approval to allow the Adviser to avoid an economic burden and retain all payments, and be paid all unpaid amounts, as compensation for services provided, and to be provided, since April 18, 2000 through the effective date of the New Advisory Agreement. In granting their unanimous approval, the Directors, who were represented by independent counsel (as defined in the 1940 Act) who reviewed the legal issues presented to the Board in connection with the termination of the European Equity Fund's advisory and sub-advisory agreements, considered the nature of the continuing relationship between the Adviser and the European Equity Fund, the Adviser's willingness to subsidize the European Equity Fund's operations, and the nature and the quality of the services it and CSAM U.K. have performed for the European Equity Fund since April 18, 2000. The Directors also considered that:

o the 1940 Act permits a court to enforce a contract that otherwise violates the 1940 Act or rules thereunder should the court determine that such enforcement would produce a more equitable result than non-enforcement and would not be inconsistent with the underlying purposes of the 1940 Act;

o the European Equity Fund and their shareholders have experienced no economic harm during the applicable period as a result of the inadvertent termination of the Original Advisory Agreement, and the amounts that were paid and are payable would have been no more than what the European Equity Fund would have paid had the Original Advisory Agreement and Original Sub-Advisory Agreement remained in effect;

o but for failing to meet the technical requirements of the 1940 Act, the Board had intended that the Original Advisory Agreement and the Original Sub-Advisory Agreement continue uninterrupted since April 2000;

o the Adviser has agreed to pay for the costs of soliciting shareholder approval of the New Advisory Agreement and the New Sub-Advisory Agreement and the ratification of the retention of fees paid or payable to CSAM and CSAM U.K.; and

o should Board or shareholder approval be withheld, the Adviser could seek to retain some or all of these payments (and be paid some or all of the unpaid amounts) through legal action on the grounds that it would be unjust to withhold payments for services rendered under the Original Advisory Agreement and the Original Sub-Advisory Agreement, the unintended lapse of which had resulted from a simple administrative error.

REQUIRED VOTE

         Having been advised of the equitable standard to be applied under
Section 47(b) of the 1940 Act should the European Equity Fund seek to rescind the terminated contracts and the costs likely to be involved in such litigation and having considered the absence of harm to the European Equity Fund shareholders and the windfall that would result to shareholders from a rescission of the terminated contracts, the Board of the European Equity Fund unanimously approved the Adviser's request that CSAM and CSAM U.K. be permitted to retain all fees paid, and all fees payable, to them since April 18, 2000 through the effective date of the New Advisory Agreement and the New Sub-Advisory Agreement, respectively. The Board of the European Equity Fund then determined to submit the matter for approval by the European Equity Fund's shareholders. Approval of Proposal 3(b) requires the vote of a majority of the shares of the European Equity Fund voting on the Proposal, voted in person or by proxy at the Special Meeting.

        THE BOARD OF THE EUROPEAN EQUITY FUND, INCLUDING THE INDEPENDENT
                        DIRECTORS, UNANIMOUSLY RECOMMENDS
                  THAT SHAREHOLDERS OF THE EUROPEAN EQUITY FUND
               VOTE "FOR" APPROVAL OF THE PAYMENT OF ALL FEES PAID
                 AND PAYABLE TO THE ADVISER AND THE SUB-ADVISER
                          DURING THE APPLICABLE PERIOD.

PROPOSAL 4 - FOR THE SHAREHOLDERS OF THE INTERNATIONAL FUND: TO APPROVE AN AMENDED DISTRIBUTION PLAN FOR EACH CLASS OF THE INTERNATIONAL FUND


         Shareholders of each class of the International Fund are being asked to approve the amended distribution plans for the International Fund pursuant to Rule 12b-1 under the 1940 Act, as follows (each a "Proposed Distribution Plan," together with the "Proposed Distribution Plans"):


================================================================================
                                  NAME OF THE PROPOSED         APPROVAL BY THE
     APPLICABLE FUND/CLASS         DISTRIBUTION PLAN          APPLICABLE CLASS
================================================================================
  International Fund/Class A   Plan of Distribution        Class A shareholders
                               Pursuant to Rule            and Class B
                               12b-1 - Class A Shares      shareholders,*
                                                           voting separately
--------------------------------------------------------------------------------

  International Fund/Class B   Plan of Distribution        Class B
                               Pursuant to Rule 12b-1      shareholders
                               - Class B Shares
--------------------------------------------------------------------------------

  International Fund/Class C   Plan of Distribution        Class C shareholders
                               Pursuant to Rule
                               12b-1 - Class C
                               Shares
--------------------------------------------------------------------------------

  International                Shareholder Servicing       Common Class
  Fund/Common Class            and Distribution Plan       shareholders
--------------------------------------------------------------------------------

* Class B shareholders of the International Fund are entitled to vote, as a separate class, on the Proposed Distribution Plan for the Class A shares because their shares will convert to Class A shares if they are held for certain periods of time. If Proposal 4 is not approved by the Class A shareholders of the Fund, the Board will reevaluate the matter and consider alternatives. If the proposal is approved by Class A shareholders but not by Class B shareholders, the International Fund may elect to establish a new class which provides the Class B shareholders with substantially the same terms as the current Class A.


         The Board, including a majority of the Independent Directors (each of whom have no direct or indirect financial interest in the operation of the Proposed Distribution Plans or any agreements related to the Plans), unanimously approved the Proposed Distribution Plans on December 12, 2002, subject to the approval of the holders of shares of the applicable classes of the International Fund. The terms of the Proposed Distribution Plans will be essentially identical to those of the plans that were adopted by the shareholders on the dates listed below except that the existing plans are "reimbursement"-type plans while the Proposed Distribution Plans are "compensation"-type plans (as discussed in more detail below) and there could be material differences in the payments made to the distributor. Forms of the Proposed Distribution Plans are attached as Exhibits F-1, F-2, F-3 and F-4 respectively.

CURRENT DISTRIBUTION PLANS

         The International Fund has adopted a "reimbursement"-type of distribution plan pursuant to Rule 12b-1 under the 1940 Act, with respect to each class of shares. Payment may be made by the International Fund under each distribution plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of shares of the International Fund. Under each such reimbursement plan, the International Fund agrees to reimburse the distributor, CSAMSI, for eligible expenses, subject to the following maximum amounts (the dates the shareholders adopted the plans and the dates of the last amendment, if any, are listed in parenthesis):

--------------------------------------------------------------------------------
       FUND           COMMON CLASS      CLASS A*        CLASS B        CLASS C
--------------------------------------------------------------------------------
International Fund        .25%            .50%           1.00%          1.00%
                                        (9/8/95)       (9/8/95)       (2/28/00)
--------------------------------------------------------------------------------

* A fee of 0.25% is currently being charged. This fee can be increased by Board action, without the necessity of shareholder approval. CSAMSI is not seeking such an increase.

         For the most recent fiscal year, the International Fund paid the following amounts to CSAMSI pursuant to each distribution plan:

--------------------------------------------------------------------------------
       FUND           COMMON CLASS       CLASS A        CLASS B        CLASS C
---------------       -------------    -----------    -----------    -----------

International Fund        $363           $32,607        $24,572        $2,043
--------------------------------------------------------------------------------
         The amount of fees and expenses the International Fund actually has paid under its Plan during its most recent fiscal year, as well as the amount of fees and expenses that the International Fund would have paid if the Proposed Distribution Plan had been in effect for the last fiscal year, are shown below. All payments have been, or would be, made to CSAMSI.

                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002.


                     BEFORE FEE WAIVERS AND/OR REIMBURSEMENT


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)



                                       International Fund
----------------------------------------------------------------------------------------------
                        Common Class         Class A           Class B            Class C
----------------------------------------------------------------------------------------------
                       Actual           Actual            Actual             Actual
                        2002  Pro Forma  2002   Pro Forma  2002    Pro Forma   2002   Pro Forma
-----------------------------------------------------------------------------------------------
Management fee          1.00%   1.00%   1.00%   1.00%      1.00%    1.00%    1.00%      1.00%
Service/distribution
   (12b-1) fees         0.25%   0.25%   0.19%   0.25%      0.98%    1.00%    1.00%      1.00%
Other expenses          1.53%   1.53%   1.45%   1.45%      1.50%    1.50%    1.54%      1.54%
-----------------------------------------------------------------------------------------------

Total annual fund
  operating expenses
  as a percentage of
  average net assets    2.78%   2.78%   2.64%   2.70%      3.48%    3.50%    3.54%      3.54%
-----------------------------------------------------------------------------------------------

AFTER WAIVERS AND/OR REIMBURSEMENTS


                                       International Fund
------------------------------------------------------------------------------------------------
                         Common Class        Class A            Class B            Class C
------------------------------------------------------------------------------------------------
                       Actual  Pro Forma  Actual  Pro Forma  Actual  Pro Forma  Actual  Pro Forma
-------------------------------------------------------------------------------------------------
Management fee          0.34%   0.34%     0.34%    0.34%     0.34%    0.34%     0.34%    0.34%
Service/distribution
   (12b-1)  fees        0.25%   0.25%     0.19%    0.25%     0.98%    1.00%     1.00%    1.00%
Other expenses          1.39%   1.39%     1.45%    1.39%     1.50%    1.39%     1.39%    1.39%
-------------------------------------------------------------------------------------------------

Total net annual
  fund operating
  expenses as a
  percentage of
  average net assets    1.98%   1.98%     1.98%    1.98%     2.73%    2.73%     2.73%     2.73%
-------------------------------------------------------------------------------------------------




         The Example below shows the effect of the Proposed Distribution Plans on expenses of the International Fund. The Example assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return, paid the maximum applicable sales charges and closed your account at the end of each of the time periods shown and that the expense ratios are as listed above (before any expense waivers or reimbursements). For Class B shares, the Example also assumes the automatic conversion to Class A shares after eight years.


INTERNATIONAL FUND


                                 Class A       Class B                        Class C
                                (with or     (redemption      Class B       (redemption      Class C
                                 without      at the end         (no         at the end       (no
                 Common Class  redemption)    of period)     redemption)     of period)     redemption)
------------------------------------------------------------------------------------------------------------
                 Actual  Pro   Actual Pro     Actual  Pro    Actual  Pro     Actual  Pro     Actual Pro
                  2002  Forma   2002 Forma    2002   Forma   2002    Forma   2002    Forma   2002  Forma
------------------------------------------------------------------------------------------------------------
Year 1      $   281    $ 281   $ 827  $ 832   $ 751   $ 753   $ 351   $ 353   $ 457   $ 457   $ 357   $ 357
Year 3      $   862    $ 862  $1,348 $1,365  $1,268  $1,274  $1,068  $1,074  $1,085  $1,085  $1,085  $1,085
Year 5       $1,469   $1,469  $1,855 $1,923  $1,807  $1,817  $1,807  $1,817  $1,836  $1,836  $1,836  $1,836
Year 10      $3,109   $3,109  $3,377 $3,432  $3,569  $3,596  $3,569  $3,596  $3,809  $3,809  $3,809  $3,809


PROPOSED DISTRIBUTION PLANS


         The terms of the Proposed Distribution Plans approved by the Board pursuant to Rule 12b-1 and proposed for shareholder approval are similar in all material respects to the Current Distribution Plans except that they are "compensation"-type plans and there could be material differences in the payments made to the distributor. Under the Proposed Distribution Plans, the annual level of payment is fixed in advance, regardless of whether CSAMSI incurs more or less expenses than the fixed level. Under the Proposed Distribution Plans, to the extent that expenses are below the maximum amount, then CSAMSI would profit under a compensation plan, and to the extent that the International Fund's distribution expenses exceed amounts payable under the proposed compensation plans, CSAMSI would incur a loss. For the fiscal year ended October 31, 2002, CSAMSI incurred less expenses than the maximum amount reimbursable under the current plans for Class A and Class B Shares of the International Fund. If the International Fund adopts the Proposed Distribution Plans, under the current expense levels, CSAMSI is expected to earn a profit on each class of the International Fund. The net expense ratios of each class of shares are expected to remain the same.


         The Proposed Distribution Plans will continue in effect as to the International Fund from year to year if specifically approved annually (a) by the majority of the International Fund's outstanding voting shares or by the Board of Directors and (b) by the vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plans. While a Plan remains in effect, CSAMSI shall prepare and furnish to the Board of Directors a written report setting forth the amounts spent by the International Fund under the Distribution Plan and the purposes for which such expenditures were made. A Proposed Distribution Plan may not be amended to materially increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Distribution Plan must be approved by the Board and by the Independent Directors who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called specifically for that purpose.

BOARD DELIBERATIONS


         CSAMSI informed the Board that by converting to a compensation plan, CSAMSI will be able to charge the maximum amount on an ongoing basis, which will have the effect of smoothing out fluctuations in distribution-related expenses payable by the International Fund. In CSAMSI's view, the will also promote administrative efficiency in the Credit Suisse Fund family, since all other funds in the complex have compensation-type 12b-1 plans. Data was presented to the Board showing that for the fiscal year ended October 31, 2002, CSAMSI incurred less expenses than the maximum amount reimbursable under the current plans for Class A and Class B Shares of the International Fund. If the International Fund adopts the Proposed Distribution Plan, under the current expense levels, CSAMSI is expected to earn a profit on each class of the International Fund. The net expense ratios of each class of shares are expected to remain the same.

         In approving each Proposed Distribution Plan and in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Directors, including the Independent Directors (each of whom has no direct or indirect financial interest in the operation of the Proposed Distribution Plans) or in any agreements related to the Proposed Distribution Plan, considered various factors, including
(i) whether the Proposed Distribution Plan will result or has resulted in a benefit to the International Fund's shareholders by resolving or alleviating existing problems or circumstances of the International Fund, (ii) the merits of alternative distribution methods, (iii) the interrelationship between the Proposed Distribution Plan and the activities of other persons financing the distribution of the International Fund shares and (iv) the extent to which third parties may benefit from the Proposed Distribution Plan and how these benefits compare to the benefits experienced by the International Fund from the Proposed Distribution Plan. Based on these and other factors, the Board determined that there is a reasonable likelihood that each Proposed Distribution Plan will benefit each class of the International Fund and its shareholders.

         The Board considered there to be a benefit in terms of administrative ease in conforming the International Fund's 12b-1 plans to those of other Credit Suisse Funds. They also noted that the International Fund's net expenses were not expected to be affected by the change. The Board recognized that distribution-related expenses can vary and that CSAMSI had historically been willing to expend amounts exceeding 12b-1 fees it receives to promote sales of shares of Credit Suisse Funds. Based on these and other factors, the Board determined that there is a reasonable likelihood that each Proposed Distribution Plan will benefit the International Fund and its shareholders.


REQUIRED VOTE

         Approval of Proposal 4 requires the vote of a "majority of the outstanding voting securities" of each class of the International Fund entitled to vote on the Proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities of each such class entitled to vote on the Proposal that are present at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities entitled to vote on the Proposal, whichever is less.

         THE BOARD OF THE INTERNATIONAL FUND, INCLUDING THE INDEPENDENT DIRECTORS (EACH OF WHOM HAS NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PROPOSED DISTRIBUTION PLAN OR IN ANY AGREEMENTS RELATED TO THE PLANS), UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PROPOSED DISTRIBUTION PLAN.

PROPOSAL 5 - TO MODIFY AND/OR ELIMINATE CERTAIN INVESTMENT RESTRICTIONS

         Each Acquired Fund has adopted certain investment restrictions or policies that are "fundamental," meaning that as a matter of law they cannot be changed without shareholder approval. Over time, the Acquired Funds have adopted fundamental restrictions to reflect certain regulatory, business or industry conditions. Changes in applicable law now permit investment companies like the Acquired Funds to remove certain of these restrictions. Investment companies, however, are required to have fundamental investment restrictions on the topics addressed in Proposals 5A-5F.

         Each of the Acquired Funds' Boards, together with the Acquired Funds' officers and CSAM, have reviewed each of the Acquired Funds' current fundamental restrictions and have concluded that certain restrictions should be removed or revised based on the development of new practices and changes in applicable law and to facilitate administration of the Acquired Funds. At the Special Meeting, shareholders will be asked to approve the revised restrictions.

         The revised restrictions maintain important investor protections while providing flexibility to respond to changing markets, new investment opportunities and future changes in applicable law. The proposed modifications are expected to facilitate the management of the Acquired Funds' assets and simplify the process of monitoring compliance with investment restrictions. The revised restrictions will be the standard form for new funds in the Fund Complex.


         The revised restrictions do not affect the investment objectives of the Acquired Funds, which remain unchanged. The Acquired Funds will continue to be managed in accordance with the investment restrictions described in their Prospectuses, Statements of Additional Information and in accordance with Federal law. The revised restrictions would give the Acquired Funds an increased ability to engage in certain activities. The Directors may consider and adopt such non-fundamental investment restrictions for the Acquired Funds as they determine to be appropriate and in the shareholders' best interests and those restrictions could be adopted without shareholder approval. Except where indicated below, the proposed modifications are not expected to significantly affect the manner in which the Acquired Funds are managed, the investment programs of the Acquired Funds or the investment performance of the Acquired Funds. The Boards do not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with an investment in either of the Acquired Funds, except where indicated below. However, if certain changes are approved (e.g., increased authority to borrow money) and an Acquired Fund utilizes that increased authority, an Acquired Fund may be subject to higher risks than previously.

         The Boards unanimously recommend that shareholders vote to amend or remove each Acquired Fund's fundamental investment restrictions as discussed below. If a proposal affects only one Acquired Fund, the Acquired Fund affected by the proposed changes are listed in italics at the beginning of each section. Each section sets out the fundamental investment restrictions that will apply to each Acquired Fund if shareholders of that Acquired Fund approve the proposal. To be approved for an Acquired Fund, a proposal must receive the vote of a "majority of the outstanding voting securities" of the Acquired Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Acquired Fund entitled to vote on the proposal, whichever is less. If any proposal is not approved for an Acquired Fund, then the Acquired Fund's existing fundamental restriction on that topic will remain in effect, although the Boards may take other appropriate action, including resoliciting shareholders. If shareholders approve the following changes to the fundamental investment restrictions of an Acquired Fund, such changes will become effective as of June 1, 2003.

                   PROPOSAL NO. 5-A: TO MODIFY THE FUNDAMENTAL
                    INVESTMENT RESTRICTION ON BORROWING MONEY

         If shareholders of an Acquired Fund approve Proposal 5-A, each of the Acquired Fund's current fundamental investment restriction on borrowing money would be modified to read as follows:

         "The Fund may not borrow money, except to the extent permitted under the 1940 Act."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may borrow money. Under the 1940 Act, a fund may borrow money from a bank for any purpose up to 33-1/3% of its total assets. Currently, the International Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. The International Fund may also engage in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund pursuant to the fund's agreement to repurchase the securities at an agreed upon date and price, which typically reflects the current market rate of interest.

         Under its current fundamental policy, the European Equity Fund may borrow money from banks for temporary or emergency purposes provided that such borrowing does not exceed 30% of the European Equity Fund's total assets.

For purposes of this restriction, the entry into options, futures contracts and options on futures do not constitute borrowing. The European Equity Fund also has a non-fundamental restriction limiting the ability to purchase securities while borrowings in excess of 5% of the European Equity Fund's assets are outstanding.

         The proposed modifications would: (1) permit borrowings of up to 33-1/3% of total assets; (2) permit the use of reverse repurchase agreements or dollar rolls; (3) remove the restrictions that allow borrowings to be made only from banks (the 1940 Act currently allows a fund to borrow any amount in excess of 5% of its total assets only from banks; however, the SEC has permitted some mutual funds to borrow from other funds, although there is no assurance that the SEC would grant the Credit Suisse Funds such permission, and other possibilities may develop as the financial services industry continues to evolve); and (4) remove the restrictions that limit the purchase of securities when loans are outstanding.

         For example, removing the fundamental investment restrictions on purchasing securities when borrowings are greater than 5% of a Fund's assets will enhance the Acquired Funds' flexibility in emergency situations.


         To the extent an Acquired Fund borrows money, positive or negative performance by the Acquired Fund's investments may be magnified. An Acquired Fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Acquired Funds' shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the Funds' shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate an Acquired Funds' net investment income in any given period.


                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-A.
                   PROPOSAL NO. 5-B: TO MODIFY THE FUNDAMENTAL
                        INVESTMENT RESTRICTION ON LENDING

         If shareholders of an Acquired Fund approve Proposal 5-B, the Acquired Fund's current fundamental investment restriction on lending would be modified to read as follows:

         "The Fund may not make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may lend. Under its current fundamental restriction, the

International Fund may not make loans, except that the International Fund may purchase or hold fixed-income securities, purchase securities subject to repurchase agreements, or may lend fund securities providing that the aggregate value of the securities loaned by the International Fund shall not exceed 25% of the value of its total assets or A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller at an agreed upon date, at a price that generally depends on current interest rates. The 1940 Act treats these agreements as loans.

         Under its current fundamental restriction, the European Equity Fund may not make loans except that the European Equity Fund may purchase or hold fixed-income securities, lend portfolio securities, invest in loan participations and enter into repurchase agreements in accordance with its investment objectives, policies and limitations.

         The new restriction would allow the Acquired Funds to lend to the full extent permitted under the 1940 Act. SEC staff interpretations of the 1940 Act generally prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-B.
                   PROPOSAL NO. 5-C: TO MODIFY THE FUNDAMENTAL
                INVESTMENT RESTRICTION ON REAL ESTATE INVESTMENTS

         If shareholders of an Acquired Fund approve Proposal 5-C, the Acquired Funds' current fundamental investment restriction on real estate investments would be modified to read as follows:

         "The Fund may not purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts."

         Discussion of Proposed Modifications. The 1940 Act requires every mutual fund to set forth a fundamental investment restriction indicating the extent to which the fund may engage in the purchase and sale of real estate. Under its current fundamental restriction, the International Fund may not purchase or sell real estate, except that the International Fund may invest in money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interest therein.

         Under its current fundamental restriction, the European Equity Fund may not purchase or sell real estate, except that the European Equity Fund may invest in securities secured by real estate mortgages or interests therein.

         The proposed new restriction would: (1) preserve the ability to invest in all real estate-related securities and companies whose business consists in whole or in part of investing in real estate (provided that the investment is otherwise consistent with an Acquired Fund's investment program); and (2) clarify the Acquired Funds' ability to invest in real estate investment trusts ("REITs"). As a result of exercising its rights attached to real estate-related securities, an Acquired Fund could eventually own an interest in real property. If this occurs, the Acquired Fund would dispose of the property as soon as practicable, consistent with the Acquired Fund's best interests.

         By investing in a REIT, an Acquired Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Acquired Fund. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the "Code"), requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.


                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-C.
                   PROPOSAL NO. 5-D: TO REMOVE THE FUNDAMENTAL
                INVESTMENT RESTRICTION ON INVESTMENTS IN OIL, GAS
                              AND MINERAL PROGRAMS

         If shareholders of an Acquired Fund approve Proposal 5-D, the Acquired Funds' current fundamental investment restriction on investments in oil, gas and mineral programs would be removed.


         Discussion of Proposed Modifications. There is no Federal requirement that the Acquired Funds have a fundamental investment restriction on oil, gas and mineral investments. In order to maximize each Acquired Fund's investment flexibility, the Boards propose that each Acquired Fund's restriction on oil, gas, and mineral investments be removed.


                        EACH BOARD UNANIMOUSLY RECOMMENDS
                      THAT YOU VOTE "FOR" PROPOSAL NO. 5-D.
          PROPOSAL NO. 5-E: TO THE SHAREHOLDERS OF THE EUROPEAN EQUITY
                   FUND: TO REMOVE THE FUNDAMENTAL INVESTMENT
                       RESTRICTION ON MARGIN TRANSACTIONS

         If shareholders of the European Equity Fund approve Proposal 5-E, the European Equity Fund's current fundamental investment restriction on margin transactions would be removed. The Board could adopt a non-fundamental investment restriction on margin transactions in the future that could be modified without shareholder approval.

         Discussion of Proposed Modifications. The European Equity Fund is not required to have a fundamental investment restriction on margin transactions.

Margin transactions involve the purchase of securities with money borrowed from a broker or elsewhere. Currently, the European Equity Fund has a fundamental investment restriction that prohibits margin transactions, except where, for example, borrowing is necessary for the clearance of transactions or the margin transaction involves the use of futures and other financial instruments. The European Equity Fund does not intend to buy securities on margin but the proposed modifications would coordinate the European Equity Fund's policy with the policy of the rest of the Credit Suisse family in this area.

          THE BOARD OF THE EUROPEAN EQUITY FUND UNANIMOUSLY RECOMMENDS
         THAT YOU VOTE "FOR" PROPOSAL NO. 5-E. PROPOSAL NO. 5-F: TO THE SHAREHOLDERS OF THE INTERNATIONAL FUND: TO REMOVE THE FUNDAMENTAL INVESTMENT
                           RESTRICTION ON SHORT SALES

         If shareholders of the International Fund approve Proposal 5-F, the International Fund's current fundamental investment restriction on short sales would be removed and the Board may adopt a non-fundamental investment restriction on short sales that, in the future, could be modified without shareholder approval.

         Discussion of Proposed Modifications. The International Fund is not required to have a fundamental investment restriction on short sales of securities. Typically, in a short sale, an investor borrows a security from a lender, sells that security to a third party, and is obligated to return an identical security to the lender. The obligation to return an identical security to the lender involves the risk that the price of the securities that the borrower is obligated to purchase (and then return to the lender) may be higher than the price the borrower received for the sale of the securities. Currently, the International Fund has a fundamental investment restriction that prohibits short sales except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the International Fund's total assets and the International Fund's aggregate short sales of a particular class or securities does not exceed 25% of the then outstanding securities of that class.

           THE BOARD OF THE INTERNATIONAL FUND UNANIMOUSLY RECOMMENDS
          THAT YOU VOTE "FOR" PROPOSAL NO. 5-F. PROPOSAL 6 - TO CHANGE
              THE INVESTMENT OBJECTIVE OF THE ACQUIRED FUNDS FROM
                         FUNDAMENTAL TO NON-FUNDAMENTAL

         Every registered investment company is required to state its investment objective, i.e., the goal of its investment program, in its prospectus. There is no requirement that a fund's investment objective be fundamental, but most funds, including the Acquired Funds, have stated that their investment objectives are fundamental. The Boards of the Acquired Funds have approved a proposal to make each Acquired Fund's investment objective non-fundamental.

         If approved by shareholders, this change would mean that the Board would be able to change an Acquired Funds' investment objective in the future without further approval by shareholders. This change would enhance an Acquired Fund's flexibility by allowing a Board to more easily alter an Acquired Fund's investment objective when the Board believes it is in the best interests of shareholders or when necessary to comply with possible future regulatory changes. Acquired Fund shareholders would receive prior notice of any change to an Acquired Fund's investment objective. The Boards have no current intention of changing any Acquired Fund's investment objective.

         To be approved for an Acquired Fund, this Proposal must receive the vote of a "majority of the outstanding voting securities" of the Acquired Fund entitled to vote on the proposal, as defined in the 1940 Act, which means the vote of 67% or more of the voting securities entitled to vote on the proposal that are present at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or the vote of more than 50% of the outstanding voting securities of the Acquired Fund entitled to vote on the proposal, whichever is less. If this Proposal is not approved for an Acquired Fund, then that Acquired Fund's investment objective will remain fundamental. The Board of the Acquired Fund would consider any other appropriate action, including resoliciting shareholder approval of the change.

                        EACH BOARD UNANIMOUSLY RECOMMENDS
                         THAT YOU VOTE "FOR" PROPOSAL 6.
           INFORMATION ON THE ACQUIRED FUNDS' INDEPENDENT ACCOUNTANTS

         The Board of the Acquired Funds have selected PricewaterhouseCoopers LLP ("PwC") as the independent accountants for the current fiscal year. PwC has been the independent accountants of the European Equity Fund since its inception. PwC became accountants of the International Fund in September 2001. PwC has informed the Audit Committees for each of the Acquired Funds that it has no material direct or indirect financial interest in the Acquired Funds. In the opinion of the Audit Committees, the services provided by PwC are compatible with maintaining its independence.

         Representatives of PwC are not expected to be present at the Special Meeting but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

         Ernst & Young LLP ("Ernst & Young") served as independent accountants for the International Fund until September 5, 2001. Ernst & Young resigned as independent accountants effective as of September 5, 2001. Ernst & Young's reports on the financial statements for the years immediately preceding their resignation contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years immediately preceding Ernst & Young's resignation, there were no disagreements with such accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

AUDIT FEES


         The aggregate fees billed by PwC for professional services rendered for the audit of the European Equity Fund's and the International Fund's annual financial statements for the most recent fiscal year and the review of the financial statements included in the European Equity Fund's and the International Fund's most recent annual report to shareholders were $10,500 and $10,500, respectively. These fees relate to two funds in the Credit Suisse family of funds consisting of approximately 50 funds. Total 2002 audit fees for all funds in the Credit Suisse family of funds were approximately $892,000.


FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES


         PwC billed no fees during Acquired Funds' most recent fiscal years for professional services rendered to the Acquired Funds in connection with financial information systems design and implementation services.


         For financial information systems design and implementation services provided to CSAM and all entities controlling, controlled by or under common control with CSAM that provide services to the Acquired Funds, PwC billed $5,100,000 during 2002. These fees represent fees paid by Credit Suisse First Boston to PwC Consulting in connection with the worldwide implementation of PeopleSoft, a human resources and accounting system. Effective September 30, 2002 PwC sold PwC Consulting to IBM Corporation and effective as of this date PwC and PwC Consulting became two separate entities.

ALL OTHER FEES


         For other services provided to the European Equity Fund and the International Fund, PwC billed $8,000 and $5,000 in fees, respectively, for each of the Acquired Funds' most recent fiscal years. The fees are comprised of: (1) tax services of $2,500 in connection with the review of each fund's annual excise tax calculation and review and signing of each of the Acquired Fund's applicable tax return and (2) $2,500 in connection with agreed-upon procedures related to each fund's change in fund accounting service providers.

         For other services provided to CSAM and all other entities controlling, controlled by, or under common control with CSAM that provide services to the Acquired Funds, PwC billed $2,157,000 and $2,172,000 in fees for the Acquired Funds' most recent fiscal years ending August 31, 2002 and October 31, 2002, respectively. These fees are comprised of: (1) $664,0000 and $762,000, respectively, in connection with agreed-upon procedures relating to property financing transactions and pooled securitization transactions, (2) $793,000 and $764,000, respectively, in connection with expatriate tax consulting services,
(3) $450,000 and $396,000 in connection with other tax related services and (4) $250,000 in connection with financial statement audits.

                             ADDITIONAL INFORMATION

         The Acquiring Fund and the Acquired Funds are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 233 Broadway, New York, New York. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of each of the Acquired Funds to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1:00 p.m. on April 11, 2003, at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3140 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Funds on or about March 14, 2003. Only shareholders of record as of the close of business on February 7, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, the European Equity Fund had the following shares outstanding and entitled to vote: 1,793,282 Common Class shares and 3,900 Class A shares. As of the Record Date, the International Fund had the following shares outstanding and entitled to vote: 16,691 Common Class shares, 1,481,804 Class A shares, 263,487 Class B shares, and 21,650 Class C shares. The holders of one-third of the outstanding shares of the European Equity Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the European Equity Fund. The holders of a majority of the outstanding shares of the International Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the International Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. Abstentions and broker non-votes will have the effect of a "no" vote for Proposals 3(a), 4, 5 and 6, which require the approval of a specified percentage of the outstanding shares of the relevant Acquired Fund, if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the relevant Acquired Fund. Abstentions and broker non-votes will not constitute "yes" or "no" votes, and will be disregarded in determining the voting securities "present" if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the relevant Acquired Fund present at the Special Meeting with respect to Proposals 3(a), 4, 5 and 6. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on the vote for Proposals 1, 2, and 3(b) which require the approval of a (i) for Proposal 2, plurality of the shares of the relevant Acquired Fund, and (ii) for Proposals 1 and 3(b), a majority of the shares of the relevant Acquired Fund, voting at the Special Meeting.

         Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the relevant Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Acquired Funds, 466 Lexington Avenue, New York, New York 10017-3140 or by voting in person at the Special Meeting.


         CSAM has retained Georgeson Shareholder Communications, Inc. to solicit proxies, at an estimated fee of $15,000. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates. The expenses of each Acquisition, which are currently estimated to be $120,000 with respect to the European Equity Fund and $90,000 with respect to the International Fund. The foregoing estimates include each Acquired Fund's costs of the proxy solicitation relating to Proposals 1 and 3 and the preparation of enclosures to this Prospectus/Proxy Statement relating to Proposal 1 and 3 reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Funds and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement relating to Proposals 1 and 3 will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). Costs of preparing, printing and mailing the enclosed proxy, accompanying notice and all other costs in connection with the solicitation of proxies for Proposals 2, 4, 5, and 6 will be paid by the relevant Acquired Fund. It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. Upon request, banks, brokerage houses and other institutions, nominees and fiduciaries may be reimbursed for their expenses in forwarding proxy materials to beneficial owners.


         In the event that a quorum necessary to vote on any of the proposals at the Special Meeting is not present or sufficient votes to approve any proposal are not received prior to 1:00 p.m. on April 11, 2003, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to the relevant Plan which did not receive the vote necessary for its passage or to obtain a quorum. If there is represented a sufficient number of votes in favor, an act taken at the Special Meeting will be effective irrespective of any adjournments with respect to any other proposal. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the relevant Acquired Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Fund.

         As of December 31, 2002, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Acquired Funds as set forth above under "Proposal - Information About the Acquisition - Share Ownership of the Funds." CSAM and its affiliates have advised the Acquired Fund that they intend to vote the shares over which they have voting power at the Special Meeting, including shares that are held directly or on behalf of employees, in the manner instructed by the customers or employees for which such shares are held.

OTHER BUSINESS

         The Boards of each of the Acquired Funds knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

         The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisitions and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

FINANCIAL STATEMENTS AND EXPERTS

         The audited statement of assets and liabilities of the Acquiring Fund and the International Fund as of October 31, 2002, and the European Equity Fund as of August 31, 2002, including their respective schedules of portfolio investments, and the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund's share class has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants to each of the Funds, given on the authority of such firms as experts in accounting and auditing.

ADDITIONAL MATERIALS


         The following additional materials, which have been incorporated by reference into the Statement of Additional Information, dated March __, 2003, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of the Acquired Funds requesting a copy of such Statement of Additional Information.


     1. The current Statement of Additional Information for the Acquiring Fund, dated February 28, 2003, as supplemented as of the date hereof.

     2. The current Statement of Additional Information for the European Equity Fund, dated December 11, 2002.

     3. The current Statement of Additional Information for the International Fund, dated February 28, 2003, as supplemented as of the date hereof.

LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, LLP as to certain matters under Maryland law and on an opinion by Richards, Layton & Finger, P.A. as to certain matters under Delaware law.

                                                                   Exhibit A-1


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _________, 2003, between and among Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), and Credit Suisse Opportunity Funds, a Delaware statutory business trust (the "Trust"), for and on behalf of its series, Credit Suisse International Fund (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

     This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of the applicable class or classes of common stock (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     As the Acquired Fund is a series of the Trust, all parties to this Agreement acknowledge and accept that the Acquired Fund does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by the Acquired Fund in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, the Acquired Fund.

     WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

                                     A-1-1

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund.

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each class of the Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

     (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other

                                     A-1-2
than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

     1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

     1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Acquired Fund is terminated.


                                     A-1-3

     2.   Valuation

     2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

     2.2. The number of Class A, Class B, Class C and Class A Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Class A, Class B, Class C and Common Class shares, respectively, of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its respective Class A, Class B, Class C and Common Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A, Class B, Class C or Class A shares, respectively, of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

     2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

     3.   Closing and Closing Date

     3.1. The Closing Date for the Reorganization shall be _________, 2003, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 10:00 a.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

     3.2. State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

     3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.


                                     A-1-4

     3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     4.   Representations and Warranties

     4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is a duly established series of the Trust; the Trust is a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

     (b) The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

     (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Agreement and Declaration of Trust or ByLaws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

     (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

     (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as previously disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

                                     A-1-5

     (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations, and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at October 31, 2002 and for the period from October 31, 2001 to October 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

     (g) The Financial Highlights of the Acquired Fund for the period from the commencement of operations to October 31, 2000 have been audited by Ernst & Young, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund at such dates, and there are no known contingent liabilities therein;

     (h) Since October 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (h), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

     (i) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

     (k) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and, except as set forth in the Trust's Agreement and Declaration of Trust, non-assessable, by the Acquired Fund. All of the issued and outstanding shares of

                                     A-1-6
the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

     (l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

     (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Trustees, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (o) The current prospectuses and statements of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

     (p) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by

                                     A-1-7
reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     (a) The Acquiring Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

     (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (c) The current prospectuses and statements of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

     (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

     (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or

                                     A-1-8
governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

     (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

     (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

     (i) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

     (j) At the date hereof, all issued and outstanding Acquiring Fund Shares of each class are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and

                                     A-1-9
on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

     (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     4.3. CSAM represents and warrants to the Acquiring Fund as follows: To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.

     5.   Covenants of the Acquired Fund and the Acquiring Fund

     5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which

                                     A-1-10
will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

     5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

                                     A-1-11

     5.9. CSAM agrees that the Acquiring Fund will succeed to all rights that the Trust has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

     6. Conditions Precedent to Obligations of the Acquired Fund

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

     6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Trust, covering the following points:

     That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund's Articles of Incorporation or By-Laws,

                                     A-1-12
or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Fund is registered as an investment company under the 1940 Act and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement.

     With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

     In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.4. The Board of Directors of the Acquiring Fund, including a majority of the directors who are not "interested persons" of the Acquiring Fund (as defined


                                     A-1-13
in the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions, and the Acquiring Fund shall have delivered to the Acquired Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

     7. Conditions Precedent to Obligations of the Acquiring Fund

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

     7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

     That (a) the Trust is a validly existing business trust and in good standing under the laws of the State of Delaware and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Acquiring Fund is a duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Trust enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the

                                     A-1-14

Trust's Agreement and Declaration of Trust or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Trust is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     With respect to all matters of Delaware law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Richards, Layton & Finger and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Richards, Layton & Finger. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

     In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

     (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

                                     A-1-15

     (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

     7.6. The Acquiring Fund shall have received from Ernst & Young a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that: in their opinion, the financial statements and financial highlights of the Acquired Fund as incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

     7.7. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

     (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

     (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

     7.8. The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

     7.9. The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 2002.

     7.10. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date

                                     A-1-16
stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.7.

     7.11. The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940
Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

     8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

     8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                                     A-1-17

     8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for U.S. Federal income tax purposes:

     (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

     9. Brokerage Fees and Expenses; Other Agreements

     9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

                                     A-1-18

     9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby ; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

     9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

     10. Entire Agreement; Survival of Warranties

     10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     11. Termination

     11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

                                     A-1-19

     11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Trust or the Acquired Fund, or their respective Trustees, Directors or officers, to the other party or parties.

     12. Amendments

     This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     13. Notices

     13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:


                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

                  or to the Acquired Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

     14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

     14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                                     A-1-20

     14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Fund, and on behalf of the Acquired Fund by an officer of the Trust, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, Trustees, officers or shareholders of the Acquiring Fund or the Trust are personally liable hereunder.

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Director and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE OPPORTUNITY FUNDS,
For and on Behalf of CREDIT SUISSE INTERNATIONAL FUND

By:
   ---------------------------------------------------------------------

Name:
Title:

Attestation By:
               ---------------------------------------------------------

Name:
Title:

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

By:
   ---------------------------------------------------------------------

Name:
Title:

Attestation By:
               ---------------------------------------------------------

Name:
Title:

Solely with respect to paragraphs 4.3, 5.9 and 9.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
   ----------------------------------------------------------------------

Name:    Hal Liebes
Title:   Managing Director

Attestation By:
               ----------------------------------------------------------

Name:    Gregory Bressler
Title:   Vice President


                                     A-1-21

                                                                    Exhibit A-2


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of ___________, 2003, between and among Credit Suisse International Focus Fund, Inc., a Maryland corporation (the "Acquiring Fund"), Credit Suisse European Equity Fund, Inc., a Maryland corporation (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9, 9.2 and 9.3 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

     This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A shares, as the case may be (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

     1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund.

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the

                                     A-2-1

Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired
Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and
(ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph
1.3. Such transactions shall take place at the closing provided for in paragraph
3.1 (the "Closing").

     1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

     (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of

                                     A-2-2
assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

     1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

     1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Acquired Fund is terminated.

     2. Valuation

     2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

     2.2. The number of Shares of the Class A of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Common Class and Class A shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Common Class and Class A shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Class A shares of the Acquiring Fund

                                     A-2-3
computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

     2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

     3. Closing and Closing Date

     3.1. The Closing Date for the Reorganization shall be _________, 2003, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 10:00 a.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

     3.2. State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

     3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

                                     A-2-4

     4. Representations and Warranties

     4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

     (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

     (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

     (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

     (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Except as previously disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

     (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at August 31, 2002 and for the period from July 30, 1998 to August 31, 2002 have been audited by PricewaterhouseCoopers LLP (or one of its legacy firms), independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

     (g) Since August 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date

                                     A-2-5
such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

     (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

     (j) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph
3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

     (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

     (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                                     A-2-6

     (m) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (n) The current prospectuses and statements of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

     (o) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     (a) The Acquiring Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

     (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (c) The current prospectuses and statements of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the "Acquiring Fund Registration Statement") conform in all material respects to the

                                     A-2-7
applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

     (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

     (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

     (g) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

     (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

     (i) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

                                     A-2-8

     (j) At the date hereof, all issued and outstanding Acquiring Fund Shares of each class are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares , nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

     (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

     (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     4.3. CSAM represents and warrants to the Acquiring Fund as follows: To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.


                                     A-2-9

     5. Covenants of the Acquired Fund and the Acquiring Fund

     5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the

                                     A-2-10

Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party Directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

     5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of Section 368(c) of the Code.

     5.9. CSAM agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

     6. Conditions Precedent to Obligations of the Acquired Fund

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at

                                     A-2-11
and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

     6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

     That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14


                                     A-2-12

Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Fund is registered as an investment company under the 1940 Act and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement.

     With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP, and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

     In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.4. The Board of Directors of the Acquiring Fund, including a majority of the directors who are not "interested persons" of the Acquiring Fund (as defined in the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

     7. Conditions Precedent to Obligations of the Acquiring Fund

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

                                     A-2-13

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

     7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

     That (a) the Acquired Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be

                                     A-2-14
described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

     In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

     (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

     (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

     7.6. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

     (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

     (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

                                     A-2-15

     7.7. The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

     7.8. The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 2002.

     7.9. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.6.

     7.10. The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

     8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

     8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain

                                     A-2-16
or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for U.S. Federal income tax purposes:

     (a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund

                                     A-2-17

Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and
(f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

     8.6 (a) The approval of the receipt or retention of investment advisory fees paid or payable to CSAM from April 18, 2000 shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to each Fund; or

     (b) the Board of Directors of the Acquired Fund has irrevocably waived any and all right it may have to seek rescission of the advisory contract between the Fund and CSAM dated December, 3, 1998 (the "Contract") or to recoup amounts paid or payable under the Contract, or

     (c) CSAM has irrevocably waived any and all right it may have to receive or retain amounts paid or payable under the Contract.

     9. Brokerage Fees and Expenses; Other Agreements

     9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

     9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing

                                     A-2-18
such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization;
(iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

     9.3. (a) CSAM agrees to indemnify and hold harmless each person who at the time of execution of this Agreement is a director or officer of the Acquired Fund (a "CSAM Indemnified Party") from and against any and all direct and indirect liabilities, losses, claims, damages and expenses (including, without limitation, reasonable attorneys' fees) ("Losses") incurred by a CSAM Indemnified Party and that arise from or relate to the retention of investment advisory fees paid or payable to CSAM from April 18, 2000 until the Closing Date.

     (b) CSAM's agreement to indemnify the CSAM Indemnified Parties pursuant to this paragraph 9.3 is expressly conditioned upon CSAM's being promptly notified of any action or claim brought against any such party after the CSAM Indemnified Party receives notice of the action. The failure of the CSAM Indemnified Party to notify CSAM shall not relieve CSAM from any liability that CSAM may have otherwise than on account of this indemnification agreement.

     (c) In case any action or claim shall be brought against any CSAM Indemnified Party and it shall timely notify CSAM of the commencement thereof, CSAM shall be entitled to participate in, and, to the extent that it shall wish to do so, to assume the defense thereof with counsel satisfactory to it. If CSAM opts to assume the defense of such action, CSAM will not be liable to the CSAM Indemnified Party for any legal or other expenses subsequently incurred by the CSAM Indemnified Party in connection with the defense thereof other than (1) reasonable costs of investigation or the furnishing of documents or witnesses and (2) all reasonable fees and expenses of separate counsel to such CSAM Indemnified Party if the CSAM Indemnified Party shall have concluded reasonably that representation of CSAM and the CSAM Indemnified Party by the same counsel would be inappropriate due to actual or potential differing interests between them in the conduct of the defense of such action.

     9.4. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

     10. Entire Agreement; Survival of Warranties

     10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

                                     A-2-19

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     11. Termination

     11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

     11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquiring Fund or the Acquired Fund, or their respective Directors or officers, to the other party or parties.

     12. Amendments

     This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     13.  Notices

     13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.


                  or to the Acquired Fund at:

                                    466 Lexington Avenue
                                    New York, NY 10017
                                    Attention:  Hal Liebes, Esq.

     14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

                                     A-2-20

     14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Fund and on behalf of the Acquired Fund by an officer of the Acquired Fund, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, officers or shareholders of the Acquiring Fund or the Acquired Fund are personally liable hereunder.


                                     A-2-21

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Director and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

By:
   ---------------------------------------------------------------------------

Name:
Title:

Attestation By:
               ---------------------------------------------------------------

Name:
Title:


CREDIT SUISSE EUROPEAN EQUITY FUND, INC.

By:
   ---------------------------------------------------------------------------

Name:
Title:

Attestation By:
               ---------------------------------------------------------------

Name:
Title:

Solely with respect to paragraphs 4.3, 5.9, 9.2 and 9.3 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
   ---------------------------------------------------------------------------

Name:
Title:

Attestation By:
               ---------------------------------------------------------------
Name:
Title:


                                     A-2-22

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                      Exhibit B

                                      FORM

                                       OF

                       CSAM INVESTMENT ADVISORY AGREEMENT



                                ___________, 2003



Credit Suisse Asset Management, LLC
466 Lexington Avenue
16th Floor
New York, New York  10017

Dear Sirs:

                  Credit Suisse ________________ Fund, Inc. (the "Fund"), a corporation organized and existing under the laws of the State of Maryland, herewith confirms its agreement with Credit Suisse Asset Management, LLC (the "Adviser") as follows:

          1.      Investment Description; Appointment

                  The Fund desires to employ the capital of the Fund by investing and reinvesting in investments of the kind and in accordance with the limitations specified in its Articles of Incorporation, as may be amended from time to time, and in the Fund's Prospectus(es) and Statement(s) of Additional Information as from time to time in effect (the "Prospectus" and "SAI," respectively), and in such manner and to such extent as may from time to time be approved by the Board of Directors of the Fund. Copies of the Fund's Prospectus and SAI have been or will be submitted to the Adviser. The Fund desires to employ and hereby appoints the Adviser to act as investment adviser to the Fund. The Adviser accepts the appointment and agrees to furnish the services for the compensation set forth below.

         2.       Services as Investment Adviser

                  Subject to the supervision and direction of the Board of Directors of the Fund, the Adviser will (a) act in strict conformity with the Fund's Articles of Incorporation, the Investment Company Act of 1940 (the "1940 Act") and the Investment Advisers Act of 1940, as the same may from time to time be amended (the "Advisers Act"), (b) manage the Fund's assets in accordance with the Fund's investment objective and policies as stated in the Fund's Prospectus and SAI, (c) make investment decisions for the Fund, (d) place purchase and sale orders for securities on behalf of the Fund, (e) exercise voting rights in respect of portfolio securities and other investments for the Fund, and (f) monitor and evaluate the services provided by the Fund's investment sub-adviser(s), if any, under the terms of the applicable investment sub-advisory agreement. In providing those services, the Adviser will provide investment research and supervision of the Fund's investments and conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition, the Adviser will furnish the Fund with whatever statistical information the Fund may reasonably request with respect to the securities that the Fund may hold or contemplate purchasing.

                  Subject to the approval of the Board of Directors of the Fund and, where required by law, the Fund's shareholders, the Adviser may engage an investment sub-adviser or sub-advisers to provide advisory services in respect of the Fund and may delegate to such investment sub-adviser(s) the responsibilities described in subparagraphs (b), (c), (d) and (e) above. In the event that an investment sub-adviser's engagement has been terminated, the Adviser shall be responsible for furnishing the Fund with the services required to be performed by such investment sub-adviser(s) under the applicable investment sub-advisory agreement(s) or arranging for a successor investment sub-adviser(s) to provide such services on terms and conditions acceptable to the Fund and the Fund's Board of Directors and subject to the requirements of the 1940 Act.

         3.       Brokerage

                  In executing transactions for the Fund, selecting brokers or dealers and negotiating any brokerage commission rates, the Adviser will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any portfolio transaction, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction and for transactions executed through the broker or dealer in the aggregate. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as the same may from time to time be amended) provided to the Fund and/or other accounts over which the Adviser or an affiliate exercises investment discretion.

         4.       Information Provided to the Fund

                  The Adviser will keep the Fund informed of developments materially affecting the Fund, and will, on its own initiative, furnish the Fund from time to time with whatever information the Adviser believes is appropriate for this purpose.

         5.       Disclosure Regarding the Adviser

                  (a) The Adviser has reviewed the disclosure about the Adviser contained in the Fund's registration statement and represents and warrants that, with respect to such disclosure about the Adviser or information related, directly or indirectly, to the Adviser, such registration statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein not misleading.

                  (b) The Adviser agrees to notify the Fund promptly of (i) any statement about the Adviser contained in the Fund's registration statement that becomes untrue in any material respect, (ii) any omission of a material fact about the Adviser in the Fund's registration statement which is required to be stated therein or necessary to make the statements contained therein not misleading, (iii) any reorganization or change in the Adviser, including any change in its ownership or key employees, or (iv) any change in the membership of the Adviser, as long as the Adviser is a partnership.

                  (c) Prior to the Fund or any affiliated person (as defined in the 1940 Act, an "Affiliate") of the Fund using or distributing sales literature or other promotional material referring to the Adviser ("Promotional Material"), the Fund shall forward such material to the Adviser and shall allow the Adviser reasonable time to review the material. The Adviser will not act unreasonably in its review of Promotional Material and the Fund will use all reasonable efforts to ensure that all Promotional Material used or distributed by or on behalf of the Fund will comply with the requirements of the Advisers Act, the 1940 Act and the rules and regulations promulgated thereunder.

                  (d) The Adviser has supplied the Fund copies of its Form ADV with all exhibits and attachments thereto and will hereinafter supply the Fund, promptly upon preparation thereof, copies of all amendments or restatements of such document.

         6.       Compliance

                  (a) The Adviser agrees that it shall promptly notify the Fund
(i) in the event that the SEC or any other regulatory authority has censured its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (ii) in the event that there is a change in the Adviser, financial or otherwise, that adversely affects its ability to perform services under this Agreement or (iii) upon having a reasonable basis for believing that, as a result of the Adviser's investing the Fund's assets, the Fund's investment portfolio has ceased to adhere to the Fund's investment objectives, policies and restrictions as stated in the Prospectus or SAI or is otherwise in violation of applicable law.

                  (b) The Fund agrees that it shall promptly notify the Adviser in the event that the SEC has censured the Fund; placed limitations upon any of its activities, functions or operations; or has commenced proceedings or an investigation that may result in any of these actions.

                  (c) The Fund shall be given access to the records of the Adviser at reasonable times solely for the purpose of monitoring compliance with the terms of this Agreement and the rules and regulations applicable to the Adviser relating to its providing investment advisory services to the Fund, including without limitation records relating to trading by employees of the Adviser for their own accounts and on behalf of other clients. The Adviser agrees to cooperate with the Fund and its representatives in connection with any such monitoring efforts.

         7.       Books and Records

                  (a) In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act and to preserve the records required by Rule 204-2 under the Advisers Act for the period specified therein.

                  (b) The Adviser agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund and prior, present or potential shareholders and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder except after prior notification to and approval in writing of the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply or when requested to divulge such information by duly constituted authorities.

                  (c) The Adviser hereby agrees to furnish to regulatory authorities having the requisite authority any information or reports in connection with services that the Adviser renders pursuant to this Agreement which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

         8.       Standard of Care

                  The Adviser shall exercise its best judgment in rendering the services listed in paragraphs 2, 3 and 4 above. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Adviser against any liability to the Fund or to shareholders of the Fund to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Adviser's reckless disregard of its obligations and duties under this Agreement.

         9.       Compensation

                  In consideration of the services rendered pursuant to this Agreement, the Fund will pay the Adviser an annual fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The fee for the period from the date of this Agreement to the end of the calendar year shall be prorated according to the proportion that such period bears to the full yearly period. Upon any termination of this Agreement before the end of a year, the fee for such part of that year shall be prorated according to the proportion that such period bears to the full yearly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to the Adviser, the value of the Fund's net assets shall be computed at the times and in the manner specified in the Fund's Prospectus or SAI.

         10.      Expenses

                  The Adviser will bear all expenses in connection with the performance of its services under this Agreement, including the fees payable to any investment sub-adviser engaged pursuant to paragraph 2 of this Agreement. The Fund will bear its proportionate share of certain other expenses to be incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of the Adviser or any of its affiliates; fees of any pricing service employed to value shares of the Fund; Securities and Exchange Commission fees and state blue sky qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

                  The Fund will be responsible for nonrecurring expenses which may arise, including costs of litigation to which the Fund is a party and of indemnifying officers and Directors of the Fund with respect to such litigation and other expenses as determined by the Directors.

         11.      Services to Other Companies or Accounts

                  The Fund understands that the Adviser now acts, will continue to act and may act in the future as investment adviser to fiduciary and other managed accounts and to one or more other investment companies or series of investment companies, and the Fund has no objection to the Adviser so acting, provided that whenever the Fund and one or more other accounts or investment companies or portfolios advised by the Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in accordance with a formula believed to be equitable to each entity. The Fund recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Fund. In addition, the Fund understands that the persons employed by the Adviser to assist in the performance of the Adviser's duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of the Adviser or any affiliate of the Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature, provided that doing so does not adversely affect the ability of the Adviser to perform its services under this Agreement.

         12.      Term of Agreement

                  This Agreement shall continue for an initial two-year period commencing on the date first written above, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by (a) the Board of Directors of the Fund or (b) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Directors who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, on 60 days' written notice, by the Board of Directors of the Fund or by vote of holders of a majority of the Fund's shares, or upon 90 days' written notice, by the Adviser. This Agreement will also terminate automatically in the event of its assignment (as defined in said
Act).

         13.      Representations by the Parties

                  (a) The Adviser represents and warrants that it is a duly registered investment adviser under the Advisers Act, a duly registered investment adviser in any and all states of the United States in which the Adviser is required to be so registered and has obtained all necessary licenses and approvals in order to perform the services provided in this Agreement. The Adviser covenants to maintain all necessary registrations, licenses and approvals in effect during the term of this Agreement.

                  (b) The Adviser represents that it has read and understands the Prospectus and SAI and warrants that in investing the Fund's assets it will use all reasonable efforts to adhere to the Fund's investment objectives, policies and restrictions contained therein.

                  (c) The Adviser represents that it has adopted a written Code of Ethics in compliance with Rule 17j-1 under the 1940 Act and will provide the Fund with any amendments to such Code and will provide any certifications required by Rule 17j-1.

                  (d) The Fund represents that a copy of its Articles of Incorporation, dated ________________, together with all amendments thereto, is on file in the Department of Assessments and Taxation of the State of Maryland.

         14.      Miscellaneous

                  The Fund recognizes that directors, officers and employees of the Adviser may from time to time serve as directors, trustees, officers and employees of corporations and business trusts (including other investment companies) and that such other corporations and business trusts may include the name "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof) as part of their names, and that the Adviser or its affiliates may enter into advisory or other agreements with such other corporations or business trusts. If the Adviser ceases to act as the investment adviser of the Fund's shares, the Fund agrees that, at the Adviser's request, the Fund's license to use the words "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof) will terminate and that the Fund will take all necessary action to change the name of the Fund to names not including the words "CS", "CSFB", "CSAM" or "Credit Suisse" (or any combination thereof).

                  Please confirm that the foregoing is in accordance with your understanding by indicating your acceptance hereof at the place below indicated, whereupon it shall become a binding agreement between us.



                                Very truly yours,



                                CREDIT SUISSE ____________________ FUND, INC.



                                By:

                                Name:

                                Title:





Accepted:



CREDIT SUISSE ASSET MANAGEMENT, LLC



By:

Name:

Title:

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                     Exhibit C

             CERTAIN INFORMATION ABOUT CSAM AND CREDIT SUISSE GROUP

GENERAL

                  CSAM is located at 466 Lexington Avenue, New York, New York 10017-3140. CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group, a leading global financial services company. As of December 31, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $247.4 billion, with $52.8 billion in assets under management in the U.S. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  CSAM's sole member is CSAM Americas Holding Corp. located at 466 Lexington Avenue, New York, New York 10017-3140, which is wholly-owned by Credit Suisse Asset Management Holding Corp., of the same address, which in turn is wholly-owned by Credit Suisse First Boston, Inc., located at 11 Madison Avenue, New York, New York 10010, which is indirectly wholly-owned by Credit Suisse Group.

EXECUTIVE OFFICERS OF CSAM

                  The following chart sets forth information with respect to the name, address and principal occupations of the executive officer(s) and managing member(s) of CSAM. (Unless otherwise noted, the person's position at CSAM constitutes his/her principal occupation.) Each person's address is 466 Lexington Avenue, New York, New York 10017-3140.


------------------------------------------ ---------------------------------------------------------------------------
                  NAME                                    POSITION WITH CSAM AND PRINCIPAL OCCUPATION
------------------------------------------ ---------------------------------------------------------------------------


Laurence R. Smith                          Global Chief Investment Officer, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Elizabeth B. Dater                         Co-Head of U.S. Equities, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
Joseph Gallagher                           Chief Executive Officer, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------


                                      C-1



------------------------------------------ ---------------------------------------------------------------------------
                  NAME                                    POSITION WITH CSAM AND PRINCIPAL OCCUPATION
------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------
Jo Ann Corkran                             Head of Core Fixed Income, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
George M. Jamgochian                       Head of Institutional Marketing, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Hal Liebes                                 Global General Counsel, Secretary, Managing Director and Member of the
                                           Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Matthew C. Moss                            Chief Financial Officer, Managing Director and Member of the Management
                                           Committee
------------------------------------------ ---------------------------------------------------------------------------
Daniel C. Rowland                          Director of Human Resources, Director, Member of the Management Committee
------------------------------------------ ---------------------------------------------------------------------------
Gregory R. Sawers                          Head of Research, Co-Head of U.S. Equities, Managing Director and Member
                                           of the Management Committee
------------------------------------------ ---------------------------------------------------------------------------


SIMILAR FUNDS MANAGED BY CSAM

                  The following chart sets forth information with respect to other mutual funds advised by CSAM with an investment objective similar to the investment objective of the European Equity Fund indicated.


---------------------------------------------------------------------------------------------------------------------

                                                                NET ASSETS OF       CONTRACTUAL
                                                                CSAM MANAGED        ADVISORY FEE
                                                               SIMILAR FUND AS
                                                                 OF 12/31/02    (AS A PERCENTAGE OF
                                     SIMILAR FUND                                AVERAGE DAILY NET
   CREDIT SUISSE FUND         CURRENTLY ADVISED BY CSAM         (IN DOLLARS)          ASSETS)          FEE WAIVER
---------------------------------------------------------------------------------------------------------------------
                         OPEN-END FUNDS
---------------------------------------------------------------------------------------------------------------------


Credit Suisse European   Credit Suisse Institutional
Equity Fund              International Fund                     $102,251,962         0.80%                    No
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse Opportunity Funds --
Equity Fund              Credit Suisse International Fund        $11,604,139         1.00%                    Yes
---------------------------------------------------------------------------------------------------------------------

                                      C-2


---------------------------------------------------------------------------------------------------------------------

                                                                NET ASSETS OF       CONTRACTUAL
                                                                CSAM MANAGED        ADVISORY FEE
                                                               SIMILAR FUND AS
                                                                 OF 12/31/02    (AS A PERCENTAGE OF
                                     SIMILAR FUND                                AVERAGE DAILY NET
   CREDIT SUISSE FUND         CURRENTLY ADVISED BY CSAM         (IN DOLLARS)          ASSETS)          FEE WAIVER
---------------------------------------------------------------------------------------------------------------------
                         OPEN-END FUNDS
---------------------------------------------------------------------------------------------------------------------

Credit Suisse European   Credit Suisse Institutional Fund --
Equity Fund              International Focus Portfolio           $42,342,224         0.80%                    Yes
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse Trust --
Equity Fund              International Focus Portfolio           $86,547,248         1.00%                    No
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   Credit Suisse International Focus
Equity Fund              Fund                                   $247,468,833         1.00%                    Yes
---------------------------------------------------------------------------------------------------------------------
Credit Suisse European   MLIG Variable Ins. Trust
Equity Fund              CS International Portfolio               $2,383,328          .40% 1st 200 million    No

                                                                                      .32 next 200 million

                                                                                      .30% thereafter
---------------------------------------------------------------------------------------------------------------------


BROKERAGE POLICIES

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying the European Equity Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price and execution will be obtained. The purchase price paid by the European Equity Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government Securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

                  In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Adviser's standards may be higher than for execution services alone or for services that fall below the Adviser's standards. The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Adviser will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

                  Investment decisions for the European Equity Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the European Equity Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the European Equity Fund. In some instances, this investment procedure may adversely affect the price paid or received by the European Equity Fund or the size of the position obtained or sold for the European Equity Fund. To the extent permitted by law, securities may be aggregated with those to be sold or purchased for the European Equity Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  All orders for transactions in securities or options on behalf of the European Equity Fund are placed by the Adviser with broker-dealers that it selects, including CSFB and other affiliates of Credit Suisse. The European Equity Fund may utilize CSFB or other affiliates of Credit Suisse in connection with a purchase or sale of securities when the Adviser believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse First Boston or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, the European Equity Fund will not give preference to any institutions with whom the European Equity Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  If permitted for the European Equity Fund, transactions for such fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, such fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  The European Equity Fund may participate, if and when practicable, in bidding for the purchase of securities for the European Equity Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The European Equity Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the European Equity Fund's interest.

INFORMATION ABOUT CSAM U.K.

                  CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Advisers Act. The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and currently manages approximately $47.4 billion in assets.

                  CSAM U.K. is a wholly owned subsidiary of Credit Suisse Asset Management (U.K.) Holding Limited ("CSAM Holding"). CSAM Holding is an indirect wholly owned subsidiary of Credit Suisse First Boston, the parent company of the Funds' investment adviser, CSAM. Credit Suisse First Boston is located at Paradeplatz 8, 8001 Zurich, Switzerland. CSAM Holding is located at the address of CSAM U.K.

                  CSAM U.K. is governed by a Board of Directors. Subject to the overall authority of the Board of Directors, the day-to-day affairs of CSAM U.K. are managed by an Executive Committee. The names and principal occupations of the directors and principal executive officers of CSAM U.K. are set forth below. Each of these persons may be contacted c/o Credit Suisse Asset Management Limited, Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England.


---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                       CURRENT POSITION WITH CSAM U.K.      OTHER CURRENT PRINCIPAL OCCUPATIONS
---------------------------------------- -------------------------------------- --------------------------------------


Glenn Wellman                            Director; Chief Executive Officer;     Chief Operating Officer
                                         Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Winifred Robbins                         Director; Managing Director;           Business Head of Fixed Income
---------------------------------------- -------------------------------------- --------------------------------------
Ian Chimes                               Director; Managing Director            Chief Executive Officer of CSAM
                                                                                Funds (U.K.) Ltd.
---------------------------------------- -------------------------------------- --------------------------------------
Michael Walsh                            Director; Managing Director            Chief Financial Officer
---------------------------------------- -------------------------------------- --------------------------------------
Simon Boote                              Director; Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Stephen Goldman                          Director; Managing Director            Head of Equities
---------------------------------------- -------------------------------------- --------------------------------------


                                                                     Exhibit D


                   CSAMSI ADMINISTRATION AND DISTRIBUTION FEES

For each the European Equity Fund's most recent fiscal year ended August 31, 2002, the European Equity Fund paid CSAMSI co-administrative service and distribution fees as follows:


---------------------------------------- -------------------------------------- --------------------------------------
Fund                                     Co-Administrative Service Fees         Distribution Fees
---------------------------------------- -------------------------------------- --------------------------------------


---------------------------------------- -------------------------------------- --------------------------------------
Credit Suisse European Equity Fund       $15,224                                $0
---------------------------------------- -------------------------------------- --------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                     Exhibit E



                        SUB-INVESTMENT ADVISORY AGREEMENT

                              ______________, 2003








Credit Suisse Asset Management Limited
Beaufort House
15 St Botolph Street
London EC3A7JJ

Dear Sirs:

                  Credit Suisse European Equity Fund, Inc. (the "Fund"), a corporation organized and existing under the laws of the State of Maryland, and Credit Suisse Asset Management, LLC, as investment adviser to the Fund ("CSAM"), herewith confirm their agreement with Credit Suisse Asset Management Limited (the "Sub-Adviser"), a corporation organized under the laws of England, as follows:

         1.       Investment Description; Appointment

                  The Fund desires to employ the capital of the Fund by investing and reinvesting in securities of the kind and in accordance with the limitations specified in the Fund's Articles of Incorporation, as may be amended from time to time (the "Articles of Incorporation"), and in the Fund's Prospectus(es) and Statement(s) of Additional Information, as from time to time in effect (the "Prospectus" and "SAI," respectively), and in such manner and to such extent as may from time to time be approved by the Board of Directors of the Fund. Copies of the Prospectus, SAI and Articles of Incorporation have been or will be submitted to the Sub-Adviser. The Fund agrees to provide the Sub-Adviser copies of all amendments to the Prospectus and SAI on an on-going basis. The Fund employs CSAM as its investment adviser. CSAM desires to employ and hereby appoints the Sub-Adviser to act as its sub-investment adviser upon the terms set forth in this Agreement. The Sub-Adviser accepts the appointment and agrees to furnish the services set forth below for the compensation provided for herein.

         2.       Services as Sub-Investment Adviser

                  (a) Subject to the supervision and direction of CSAM, the Sub-Adviser will assist CSAM in providing investment advisory and portfolio management advice to the Fund in accordance with (a) the Articles of Incorporation, (b) the Investment Company Act of 1940, as amended (the "1940 Act"), and the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and all applicable Rules and Regulations of the Securities and Exchange

Commission (the "SEC") and all other applicable laws and regulations, and (c) the Fund's investment objective and policies as stated in the Prospectus and SAI and investment parameters provided by CSAM from time to time. In connection therewith, the Sub-Adviser will assist CSAM in:

                    (i) providing a continuous investment program for the Fund, including investment research and management with respect to securities, investments, cash and cash equivalents in the Fund's portfolio;

                    (ii) determining whether to purchase, retain or sell
               securities and other investments (collectively, "Investments") on behalf of the Fund. The Sub-Adviser is hereby authorized to execute, or place orders for the execution of, Investments on behalf of the Fund;

                    (iii) assisting the custodian and accounting agent for the
               Fund in determining or confirming, consistent with the procedures and policies stated in the Prospectus and SAI, the value of any Investments for which the custodian and accounting agent seek assistance from or identify for review by the Sub-Adviser;

                    (iv) monitoring the execution of orders for the purchase or sale of Investments and the settlement and clearance of those orders;

                    (v) exercising voting rights in respect of Investments; and

                    (vi) providing reports to the Fund's Board of Directors for consideration at quarterly meetings of the Board on Investments and furnishing the Fund's Board of Directors with such periodic and special reports as the Fund may reasonably request.

                  (b) In connection with the performance of the services of the Sub-Adviser provided for herein, the Sub-Adviser: (i) will furnish CSAM with such periodic and special reports as CSAM may reasonably request, and (ii) may contract at its own expense with third parties for the acquisition of research, clerical services and other administrative services that would not require such parties to be required to register as an investment adviser under the Advisers Act; provided that the Sub-Adviser shall remain liable for the performance of its duties hereunder.

         3.       Execution of Transactions

                  (a) The Sub-Adviser will execute transactions for the Fund only through brokers or dealers appearing on a list of brokers and dealers approved by CSAM. In executing transactions for the Fund, selecting brokers or dealers and negotiating any brokerage commission rates, the Sub-Adviser will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any portfolio transaction, the Sub-Adviser will consider all factors it deems relevant including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction and for transactions executed through the broker or dealer in the aggregate. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to the extent that the execution and price offered by more than one broker or dealer are comparable the Sub-Adviser may consider any brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Sub-Adviser or to CSAM for use on behalf of the Fund or other clients of the Sub-Adviser or CSAM.

                  (b) The Sub-Adviser will not effect orders for the purchase or sale of securities on behalf of the Fund through brokers or dealers as agents.

                  (c) It is understood that the services of the Sub-Adviser are not exclusive, and nothing in this Agreement shall prevent the Sub-Adviser from providing similar services to other investment companies or from engaging in other activities, provided that those activities do not adversely affect the ability of the Sub-Adviser to perform its services under this Agreement. The Fund and CSAM further understand and acknowledge that the persons employed by the Sub-Adviser to assist in the performance of its duties under this Agreement will not devote their full time to that service. Nothing contained in this Agreement will be deemed to limit or restrict the right of the Sub-Adviser or any affiliate of the Sub-Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature, provided that doing so does not adversely affect the ability of the Sub-Adviser to perform its services under this Agreement.

                  (d) On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as of other investment advisory clients of the Sub-Adviser, the Sub-Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be so sold or purchased with those of its other clients. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in a manner that is fair and equitable, in the judgment of the Sub-Adviser, in the exercise of its fiduciary obligations to the Fund and to such other clients. The Sub-Adviser shall provide to CSAM and the Fund all information reasonably requested by CSAM and the Fund relating to the decisions made by the Sub-Adviser regarding allocation of securities purchased or sold, as well as the expenses incurred in a transaction, among the Fund and the Sub-Adviser's other investment advisory clients.

                  (e) In connection with the purchase and sale of securities for the Fund, the Sub-Adviser will provide such information as may be reasonably necessary to enable the custodian and co-administrators to perform their administrative and recordkeeping responsibilities with respect to the Fund.

         4.       Disclosure Regarding the Sub-Adviser

                  (a) The Sub-Adviser has reviewed the disclosure about the Sub-Adviser contained in the Fund's registration statement and represents and warrants that, with respect to such disclosure about the Sub-Adviser or information related, directly or indirectly, to the Sub-Adviser, such registration statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which is required to be stated therein or necessary to make the statements contained therein not misleading.

                  (b) The Sub-Adviser agrees to notify CSAM and the Fund promptly of (i) any statement about the Sub-Adviser contained in the Fund's registration statement that becomes untrue in any material respect, (ii) any omission of a material fact about the Sub-Adviser in the Fund's registration statement which is required to be stated therein or necessary to make the statements contained therein not misleading, or (iii) any reorganization or change in the Sub-Adviser, including any change in its ownership or key employees.

                  (c) Prior to the Fund or CSAM or any affiliated person (as defined in the 1940 Act, an "Affiliate") of either using or distributing sales literature or other promotional material referring to the Sub-Adviser ("Promotional Material"), the Fund or CSAM, where applicable, shall forward such material to the Sub-Adviser and shall allow the Sub-Adviser reasonable time to review the material. The Sub-Adviser will not act unreasonably in its review of Promotional Material and the Fund or CSAM, where applicable, will use all reasonable efforts to ensure that all Promotional Material used or distributed by or on behalf of the Fund or CSAM will comply with the requirements of the Advisers Act, the 1940 Act and the rules and regulations promulgated thereunder.

                  (d) The Sub-Adviser has supplied CSAM and the Fund copies of its Form ADV with all exhibits and attachments thereto and will hereinafter supply CSAM and the Fund, promptly upon preparation thereof, copies of all amendments or restatements of such document.

         5.       Certain Representations and
                  Warranties of the Sub-Adviser

                  (a) The Sub-Adviser represents and warrants that it is a duly registered investment adviser under the Advisers Act, a duly registered investment adviser in any and all states of the United States in which the Sub-Adviser is required to be so registered and has obtained all necessary licenses and approvals in order to perform the services provided in this Agreement. The Sub-Adviser covenants to maintain all necessary registrations, licenses and approvals in effect during the term of this Agreement.

                  (b) The Sub-Adviser represents that it has read and understands the Prospectus and SAI and warrants that in investing the Fund's assets it will use all reasonable efforts to adhere to the Fund's investment objectives, policies and restrictions contained therein.

                  (c) The Sub-Adviser represents that it has adopted a written Code of Ethics in compliance with Rule 17j-1 under the 1940 Act and will provide the Fund with any amendments to such Code and any certifications required by Rule 17j-1.

         6.       Compliance

                  (a) The Sub-Adviser agrees that it shall promptly notify CSAM and the Fund (i) in the event that the SEC or any other regulatory authority has censured its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, (ii) in the event that there is a change in the Sub-Adviser, financial or otherwise, that adversely affects its ability to perform services under this Agreement or (iii) upon having a reasonable basis for believing that, as a result of the Sub-Adviser's investing the Fund's assets, the Fund's investment portfolio has ceased to adhere to the Fund's investment objectives, policies and restrictions as stated in the Prospectus or SAI or is otherwise in violation of applicable law.

                  (b) CSAM agrees that it shall promptly notify the Sub-Adviser in the event that the SEC has censured CSAM or the Fund; placed limitations upon any of their activities, functions or operations; suspended or revoked CSAM's registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions.

                  (c) The Fund and CSAM shall be given access to the records of the Sub-Adviser at reasonable times solely for the purpose of monitoring compliance with the terms of this Agreement and the rules and regulations applicable to the Sub-Adviser relating to its providing investment advisory services to the Fund, including without limitation records relating to trading by employees of the Sub-Adviser for their own accounts and on behalf of other clients. The Sub-Adviser agrees to cooperate with the Fund and CSAM and their representatives in connection with any such monitoring efforts.

         7.       Books and Records

                  (a) In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon request. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act and to preserve the records required by Rule 204-2 under the Advisers Act for the period specified therein.

                  (b) The Sub-Adviser hereby agrees to furnish to regulatory authorities having the requisite authority any information or reports in connection with services that the Sub-Adviser renders pursuant to this Agreement which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.

         8.       Provision of Information;
                  Proprietary and Confidential Information

                  (a) CSAM agrees that it will furnish to the Sub-Adviser information related to or concerning the Fund that the Sub-Adviser may reasonably request.

                  (b) The Sub-Adviser agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, CSAM and prior, present or potential shareholders and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder except after prior notification to and approval in writing of the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Sub-Adviser may be exposed to civil or criminal contempt proceedings for failure to comply or when requested to divulge such information by duly constituted authorities.

                  (c) The Sub-Adviser represents and warrants that neither it nor any affiliate will use the name of the Fund, CSAM or any of their affiliates in any prospectus, sales literature or other material in any manner without the prior written approval of the Fund or CSAM, as applicable.

         9.       Standard of Care

                  The Sub-Adviser shall exercise its best judgment in rendering the services described herein. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which this Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing herein shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. The Fund and CSAM understand and agree that the Sub-Adviser may rely upon information furnished to it reasonably believed by the Sub-Adviser to be accurate and reliable and, except as herein provided, the Sub-Adviser shall not be accountable for loss suffered by the Fund by reason of such reliance of the Sub-Adviser.

         10.      Compensation

                  In consideration of the services rendered pursuant to this Agreement, CSAM will pay the Sub-Adviser such amounts as the parties may agree upon from time to time as set forth on Schedule A, as amended from time to time.

         11.      Expenses

                  (a) The Sub-Adviser will bear all expenses in connection with the performance of its services under this Agreement, which shall not include the Fund's expenses listed in paragraph 11(b).

                  (b) The Fund will bear certain other expenses to be incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of the Fund, CSAM or the Sub-Adviser or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

         12.      Term of Agreement

                  This Agreement shall commence on the date first written above and shall continue for an initial two-year period commencing on the date first written above, and thereafter shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by
(a) the Board of Directors of the Fund or (b) a vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board of Directors who are not "interested persons" (as defined the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable, without penalty, (i) by CSAM on 60 (sixty) days' written notice to the Fund and the Sub-Adviser, (ii) by the Board of Directors of the Fund or by vote of holders of a majority of the Fund's shares on 60 (sixty) days' written notice to CSAM and the Sub-Adviser, or (iii) by the Sub-Adviser upon 60 (sixty) days' written notice to the Fund and CSAM. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act) by any party hereto. In the event of termination of this Agreement for any reason, all records relating to the Fund kept by the Sub-Adviser shall promptly be returned to CSAM or the Fund, free from any claim or retention of rights in such records by the Sub-Adviser. In the event this Agreement is terminated or is not approved in the foregoing manner, the provisions contained in paragraph numbers 4(c), 7, 8 and 9 shall remain in effect.

         13.      Amendments

                  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (a) the holders of a majority of the outstanding voting securities of the Fund and (b) the Board of Directors of the Fund, including a majority of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or of either party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

         14.      Notices

                  All communications hereunder shall be given (a) if to the Sub-Adviser, to Credit Suisse Asset Management Limited, Beaufort House, 15 St Botolph Street, London EC3A7JJ (Attention: David Collins), telephone:
44-20-7426-2795, telecopy: 44-20-7426-2799, (b) if to CSAM, to Credit Suisse
Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017-3147 (Attention: Hal Liebes), telephone: (212) 875-3779, telecopy: (646) 658-0817, and (c) if to the Fund, c/o Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017-3147, telephone: (212) 878-0600, telecopy: (212) 878-9351
(Attention: President).

         15.      Choice of Law

                  This Agreement shall be governed by, and construed in accordance with, the laws of the State of New York in the United States, including choice of law principles; provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or any applicable rules, regulations or orders of the SEC.

         16.      Miscellaneous

                  (a) The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions herein or otherwise affect their construction or effect.

                  (b) If any provision of this Agreement shall be held or made invalid by a court decision, by statute or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

                  (c) Nothing herein shall be construed to make the Sub-Adviser an agent of CSAM or the Fund.

                  (d) This Agreement may be executed in counterparts, with the same effect as if the signatures were upon the same instrument.

         17.      United Kingdom Regulatory Matters

                  The Sub-Adviser is regulated by the Financial Services Authority ("FSA") in carrying out its investment business. It therefore is subject to the rules and guidelines established by the FSA including the Conduct of Business Sourcebook. Under the FSA Rules, the following provisions apply:

                  (a) The FSA requires that all clients of the Sub-Adviser be classified into specific categories. On the basis of the information which CSAM has given, the Sub-Adviser has determined that CSAM is an Intermediate Customer and the Fund is a Private Customer.

                  (b) (i) The Sub-Adviser is permitted to trade in Futures, Options and Contracts for Differences including on and off exchange transactions ("Derivative Instruments"), subject to limitations described herein. The markets on which Derivative Instruments are executed can be highly volatile. Such investments carry a high risk of loss and a relatively small adverse market movement may result not only in the loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

                      (ii) The Sub-Adviser may instruct the Custodian to pay margin, or (subject to the rules of the exchange concerned) deposit investments by way of margin or collateral, on any Derivative Instrument out of the Assets. The Fund shall not be required to pay margin in cash beyond the amount of cash held at the relevant time on the Fund's behalf and immediately available for margin payments.

                  (c) The Sub-Adviser will not supply the Fund with contract notes. The periodic reports provided under Section 2(iv) will contain information that would have been provided in the contract notes.

                  (d) In order to comply with applicable laws and related regulatory requirements, there may be periods when the Sub-Adviser will not be permitted to initiate or recommend certain types of transactions.

                  (e) No warranty is given by the Sub-Adviser as to the performance or profitability of the Assets or any part of them.

                  (f) The Sub-Adviser has in operation a written procedure in accordance with the FSA Rules for the effective consideration and proper handling of complaints from customers. Any complaint by CSAM or the Fund hereunder should be sent in writing to the Compliance Officer of the Sub-Adviser at the address specified in Section 14.

                  Please confirm that the foregoing is in accordance with your understanding by indicating your acceptance hereof at the place below indicated, whereupon it shall become a binding agreement between us.

                                          Very truly yours,

                                          CREDIT SUISSE ASSET MANAGEMENT, LLC

                                          By:
                                          Name: Hal Liebes
                                          Title: General Counsel



                                          CREDIT SUISSE EUROPEAN EQUITY
                                          FUND, INC.

                                          By:
                                          Name:
                                          Title:



CREDIT SUISSE ASSET
MANAGEMENT LIMITED

By:
Name:
Title:

                                   SCHEDULE A

                  CSAM will pay the Sub-Adviser a fee of $250,000 per annum (the "Total Fee"), one quarter of which shall be payable in U.S. dollars in arrears on the last business day of each calendar quarter. The fee for the first period during which this Agreement is in effect shall be pro-rated for the portion of the calendar quarter that the Agreement is in effect. The Total Fee shall be an aggregate fee paid for services rendered with respect to this Fund and such other Credit Suisse Funds for which the Sub-Adviser has been appointed as such and which CSAM and the Sub-Adviser agree will be governed by this fee schedule.

                  The portion of the Total Fee allocable with respect to the Fund for any calendar quarter or portion thereof is equal to the product of (a) the Total Fee and (b) a fraction: (i) the numerator of which is the average monthly net assets of the Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly net assets of the Fund and other registered investment companies for which the Sub-Adviser has been appointed as such during such calendar quarter or portion thereof (rounded to the nearest thousand dollars).

                                                                   Exhibit F-1

                         CREDIT SUISSE OPPORTUNITY FUNDS
                        CREDIT SUISSE INTERNATIONAL FUND

                   PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS A SHARES

         Credit Suisse International Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940 (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class A shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class A shares of the Fund.

         The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts the compensation-type plan of distribution for the Fund's Class A shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

         1. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments and/or service fees (the "Payments") in connection with the distribution of Class A shares of the Fund equal to 0.25 of 1% of the average daily net assets of the Class A shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

         2. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class A shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class A shares.

         3. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class A shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the following activities are hereby declared to be primarily intended to result in the sale of Class A shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of Class A shares of the Fund, whether in a lump sum or on a continuous, periodic,


                                     F-1-1
contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor, the Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

         4. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class A shares according to the ratio of the sales of Class A shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

         5. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

         6. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

         7. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.

         8. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan

                                     F-1-2
shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

         9. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class A shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

         10. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

         11. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class A shares of the Fund.

         12. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class A shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class A shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class A shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class A shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class A shares of the Fund.

______________, 2003


                                     F-1-3

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                                   Exhibit F-2

                         CREDIT SUISSE OPPORTUNITY FUNDS
                         CREDIT SUISSE ____________ FUND


               FORM OF PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS B SHARES

                  Credit Suisse ____________ Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940, as amended (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class B shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class B shares of the Fund.

                  The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts a compensation-type plan of distribution for the Fund's Class B shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

                  15. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments (the "Payments") in connection with the distribution of Class B shares of the Fund in an aggregate amount equal to 1.0% per year of the average daily net assets of Class B shares of the Fund consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class B shares of the Fund and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class B shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

                  16. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class B shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class B shares.

                  17. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class B shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the

                                     F-2-1
following activities are hereby declared to be primarily intended to result in the sale of Class B shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of Class B shares of the Fund, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor the Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

                  18. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class B shares according to the ratio of the sales of Class B shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

                  19. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

                  20. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

                  21. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.


                                     F-2-2

                  22. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

                  23. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class B shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

                  24. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

                  25. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class B shares of the Fund.

                  26. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class B shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class B shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class B shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class B shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class B shares of the Fund.



______________, 2003


                                     F-2-3

                                                                    Exhibit F-3

                         CREDIT SUISSE OPPORTUNITY FUNDS
                       CREDIT SUISSE ________________ FUND


               FORM OF PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

                                 CLASS C SHARES

                  Credit Suisse ____________ Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), is an open-end management investment company registered as such under the Investment Company Act of 1940, as amended (the "Act"). The Trust employs Credit Suisse Asset Management Securities, Inc. and/or others as the principal underwriter and distributor (the "Distributor") of the Class C shares of the Fund pursuant to a written distribution agreement and desires to adopt a plan of distribution pursuant to Rule 12b-1 under the Act to assist in the distribution of Class C shares of the Fund.

            The Board of Trustees (the "Board") of the Trust having determined that a plan of distribution containing the terms set forth herein is reasonably likely to benefit the Fund and its shareholders, the Trust hereby adopts a compensation-type plan of distribution for the Fund's Class C shares (the "Plan") pursuant to Rule 12b-1 under the Act on the following terms and conditions:

         1. The Fund is hereby authorized to pay to the Distributor as compensation for its services, distribution payments (the "Payments") in connection with the distribution of Class C shares of the Fund in an aggregate amount equal to 1.0% per year of the average daily net assets of Class C shares of the Fund consisting of (i) an asset-based sales charge of up to .75 of 1% of the average daily net assets of the Class C shares of the Fund and (ii) a service fee of up to .25 of 1% of the average daily net assets of the Class C shares of the Fund. Such Payments shall be accrued daily and paid monthly in arrears.

         2. Payments under this Plan are not limited to the expenses actually incurred in providing services hereunder, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of Class C shares. The Distributor or the Fund's investment adviser or their affiliates may, from such entity's own resources, pay a fee to an organization whose clients or customers own or may own Class C shares.

         3. Payments may be made by the Fund under this Plan for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of Class C shares of the Fund. The scope of the foregoing shall be interpreted by the Board from time to time, including the selection of those activities for which payment can be made, whose decision shall be conclusive. Without in any way limiting the discretion of the Board, the

                                     F-3-1
following activities are hereby declared to be primarily intended to result in the sale of Class C shares of the Fund: advertising the Fund either alone or together with other funds; compensating underwriters, dealers, brokers, banks and other selling entities and sales and marketing personnel of any of them for sales of Class C shares of the Fund, whether in a lump sum or on a continuous, periodic, contingent, deferred or other basis; compensating underwriters, dealers, brokers, banks and other servicing entities and servicing personnel (including the Distributor, the Fund's investment adviser and their personnel) of any of them for providing services to shareholders of the Fund relating to their investment in the Fund, including assistance in connection with inquiries relating to shareholder accounts; the production and dissemination of prospectuses and statements of additional information of the Fund and the preparation, production and dissemination of sales, marketing and shareholder servicing materials; third party consultancy or similar expenses relating to any activity for which Payment is authorized by the Board; and the financing of any activity for which Payment is authorized by the Board.

         4. Amounts paid to the Distributor by the Fund under the Plan will not be used to pay the distribution expenses incurred with respect to any other class of shares of the Fund, except that distribution expenses attributable to the Fund as a whole will be allocated to the Class C shares according to the ratio of the sales of Class C shares to the total sales of the Fund's shares over the Fund's fiscal year or such other allocation method approved by the Board.

         5. The Trust is hereby authorized and directed to enter into appropriate written agreements with the Distributor on behalf of the Fund and each other person to whom the Trust intends to make any Payment, and the Distributor is hereby authorized and directed to enter into appropriate written agreements with each person to whom the Distributor intends to make any payments in the nature of a Payment. The foregoing requirement is not intended to apply to any agreement or arrangement with respect to which the party to whom Payment is to be made does not have the purpose set forth in Section 2 above (such as the printer in the case of the printing of a prospectus or a newspaper in the case of an advertisement) unless the Board determines that such an agreement or arrangement should be treated as a "related agreement" for purposes of Rule 12b-1 under the Act.

         6. Each agreement required to be in writing by Section 5 must contain the provisions required by Rule 12b-1 under the Act and must be approved by a majority of the Board ("Board Approval") and by a majority of the trustees ("Disinterested Trustee Approval") who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Plan or any such agreement, by vote cast in person at a meeting called for the purposes of voting on such agreement.

         7. The officers, investment adviser or Distributor of the Fund, as appropriate, shall provide to the Board and the Board shall review, at least quarterly, a written report of the amounts expended pursuant to this Plan and the purposes for which such Payments were made.


                                     F-3-2

         8. To the extent any activity is covered by Section 2 and is also an activity which the Fund may pay for on behalf of the Fund without regard to the existence or terms and conditions of a plan of distribution under Rule 12b-1 of the Act (such as the printing of prospectuses for existing Fund shareholders), this Plan shall not be construed to prevent or restrict the Fund from paying such amounts outside of this Plan and without limitation hereby and without such payments being included in the calculation of Payments subject to the limitation set forth in Section 1.

         9. This Plan shall not take effect until it has been approved by a vote of at least a majority of the outstanding voting securities of the Class C shares of the Fund. This Plan may not be amended in any material respect without Board Approval and Disinterested Trustee Approval and may not be amended to increase the maximum level of Payments permitted hereunder without such approvals and further approval by a vote of at least a majority of the outstanding voting securities of the Fund. This Plan may continue in effect for longer than one year after its approval by the shareholders of the Fund only as long as such continuance is specifically approved at least annually by Board Approval and by Disinterested Trustee Approval.

         10. While the Plan is in effect with respect to the Fund, the selection and nomination of the trustees who are not "interested persons" of the Fund will be committed to the discretion of such disinterested trustees.

         11. This Plan may be terminated with respect to the Fund at any time by a vote of the trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement hereunder, cast in person at a meeting called for the purposes of voting on such termination, or by a vote of at least a majority of the outstanding voting securities of the Class C shares of the Fund.

         12. For purposes of this Plan the terms "interested person" and "related agreement" shall have the meanings ascribed to them in the Act and the rules adopted by the Securities and Exchange Commission thereunder and the term "vote of a majority of the outstanding voting securities" of the Class C shares of the Fund shall mean the vote, at the annual or a special meeting of the holders of Class C shares of the Fund duly called, of the lesser of (a) 67% or more of the voting securities of the Class C shares of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Class C shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Class C shares of the Fund.



________________, 2003


                                     F-3-3

                                                                     Exhibit F-4



                         CREDIT SUISSE OPPORTUNITY FUNDS

                         CREDIT SUISSE ____________ FUND



                   SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

                                  COMMON CLASS

                  This Shareholder Servicing and Distribution Plan ("Plan") is adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act"), by Credit Suisse Opportunity Funds (the "Trust"), on behalf of its High Income Fund and International Fund series (each a "Fund" and, together, the "Funds"), with respect to the units of beneficial interest of each Fund designated Common Class (the "Common Class") subject to the following terms and conditions:

                  SECTION 1.  AMOUNT OF PAYMENTS

                  Each Fund will pay Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), a corporation organized under the laws of the State of New York, for shareholder servicing and distribution services provided to the Common Class, fees of up to .25% of the value of the average daily net assets of the Common Class. Fees to be paid with respect to each Fund under this Plan will be calculated daily and paid quarterly in arrears by each Fund.

                  SECTION 2.  SERVICES PAYABLE UNDER THE PLAN

                  (a) The fees described above payable with respect to each Fund's Common Class are intended to compensate CSAMSI, or enable CSAMSI to compensate other persons ("Service Providers") for providing (i) ongoing servicing and/or maintenance of the accounts of holders of the Common Class ("Shareholder Services"); (ii) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common Class ("Selling Services"; together with Shareholder Services, "Services"). Shareholder Services may include, among other things, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by each Fund's distributor or transfer agent. Selling Services may include, but are not limited to: the printing and distribution to prospective investors in the Common Class of prospectuses and statements of additional information describing each Fund; the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Class; providing telephone services relating to each Fund, including responding to inquiries of prospective Fund investors; formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that each Fund may, from time to time, deem advisable.

                                     F-4-1

In providing compensation for Services in accordance with this Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

                  (b) Payments under this Plan are not tied exclusively to the expenses for Services actually incurred by CSAMSI or any Service Provider, and such payments may exceed expenses actually incurred. Furthermore, any portion of any fee paid to CSAMSI or to any of its affiliates by a Fund, or any of their past profits or other revenue, may be used in their sole discretion to provide services to shareholders of the Fund or to foster distribution of the Common Class.

                  SECTION 3.  ADDITIONAL PAYMENTS

                  CSAMSI and Credit Suisse Asset Management, LLC, each Fund's investment adviser (the "Investment Adviser"), or an affiliate of either, may from any such entity's own resources, which may include a fee it received from a Fund, pay a fee (the "Service Fee") to certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries ("Service Organizations") for providing administration, subaccounting, transfer agency and/or other services with respect to holders of the Common Class. A portion of the Service Fee may be borne by a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of service provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization.

                  SECTION 4.  SELECTION OF CERTAIN DIRECTORS

                  While this Plan is in effect with respect to each Fund, the selection and nomination of members of Trust's Board of Trustees (the "Board") who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of this Plan or in any agreements related to it (the "Independent Board members") will be committed to the discretion of the Independent Board members then in office.

                  SECTION 5.  APPROVAL AND AMENDMENT OF PLAN

                  Neither this Plan nor any related agreements will take effect with respect to a Fund until approved by a majority of (a) the outstanding voting securities of the Common Class of the Fund, (b) the full Board of the Trust and (c) the Independent Board members, cast in person at a meeting called for the purpose of voting on this Plan and the related agreements.

                  This Plan may not be amended to increase materially the amount of the fees described in Section 1 above with respect to the Common Class without approval of at least a majority of the outstanding voting securities of the Common Class. In addition, all material amendments to this Plan must be approved in the manner described in Section 5(b) and 5(c) above.

                                     F-4-2

                  SECTION 6.  CONTINUANCE OF PLAN; REPORTING OBLIGATIONS

                  This Plan will continue in effect with respect to the Common Class from year to year so long as its continuance is specifically approved annually by vote of the Trust's Board in the manner described in Section 5(b) and 5(c) above. The Trust's Board will evaluate the appropriateness of this Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including the types and extent of Services provided by CSAMSI and/or Service Providers and amounts CSAMSI and/or Service Providers receive under this Plan.

                  Any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to this Plan or any related agreement will prepare and furnish to the Fund's Board, and the Board will review, at least quarterly, written reports, complying with the requirements of the Rule, which set out the amounts expended under this Plan and the purposes for which those expenditures were made.

                  SECTION 7.  TERMINATION

                  This Plan may be terminated at any time with respect to the Common Class of each Fund by vote of a majority of the Independent Board members or by a vote of a majority of the outstanding voting securities of the Common Class of the Fund.

                  SECTION 8.  PRESERVATION OF MATERIALS

                  Each Fund will preserve copies of this Plan, any agreement relating to this Plan and any report made pursuant to Section 5 above, for a period of not less than six years (the first two years in an easily accessible place) from the date of this Plan, the agreement or the report.

                  SECTION 9.  MEANING OF CERTAIN TERMS

                  As used in this Plan, the terms "interested person" and "majority of the outstanding voting securities " will be deemed to have the same meanings that those terms have under the 1940 Act and the rules and regulations under the 1940 Act, subject to any exemption that may be granted to each Fund under the 1940 Act by the Securities and Exchange Commission.



Dated: ______________, 2003


                                     F-4-3

CS-EEIMRGR-0303

                    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.
                        CREDIT SUISSE INTERNATIONAL FUND

               PROXY SOLICITED BY THE BOARD OF DIRECTORS/TRUSTEES

 JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 11, 2003 AT 1:00 P.M.

I hereby appoint Rocco Del Guercio and Gregory Bressler, and each of them, each with the full power of substitution, as proxies for the undersigned to vote the shares of Credit Suisse European Equity Fund, Inc. and the Credit Suisse International Fund (collectively, the "Funds"), as to which I am entitled to vote, as shown on the reverse side, at a Joint Special Meeting of the Shareholders of the Fund to be held on Friday, April 11, 2003, at 1:00 p.m., Eastern Time, at the offices of the Funds, 466 Lexington Avenue, New York, New York 10017, 16th Floor, and any adjournments thereof (the "Meeting"), as follows:

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated February ___, 2003. THIS PROXY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSALS.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Fund or by voting in person at the Meeting.

--------------------------------------------------------------------------------
PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please sign exactly as your name appears on the books of the Funds. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.
--------------------------------------------------------------------------------


HAS YOUR ADDRESS CHANGED?                 DO YOU HAVE ANY COMMENTS?
-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

-------------------------------------     --------------------------------------

[X]  PLEASE MARK VOTES
     AS IN THIS EXAMPLE

-------------------------------------------------      THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS A
    CREDIT SUISSE EUROPEAN EQUITY FUND, INC.           VOTE FOR THE PROPOSALS
-------------------------------------------------           ---

              VOTE THIS CARD TODAY                                                            For        Against        Abstain
        By mail; phone (1-800-714-3312);               1. To approve an agreement             [ ]          [ ]             [ ]
             fax (212-269-2796); or                       and Plan of Reorganization (the
       ONLINE AT WWW.CREDITSUISSEFUNDS.COM                "Plan") providing that (i) Credit
           (CLICK ON THE PROXY BUTTON)                    Suisse European Equity Fund, Inc.
                                                          (the "European Equity Fund"), would
                                                          transfer all of its assets in
                                                          exchange for shares of common
                                                          stock of the Credit Suisse
                                                          International Focus Fund, Inc. (the
                                                          "Acquiring Fund"), and the
                                                          assumption by the Acquiring Fund
                                                          of the European Equity Fund's
                                                          liabilities, (ii) such shares of
                                                          common stock of the Acquiring Fund
                                                          would be distributed to
                                                          shareholders of the European
                                                          Equity Fund in liquidation of the
                                                          European Equity Fund, and (iii)
                                                          the European Equity Fund would
                                                          subsequently be dissolved.
                                                                                            For All      Withheld       For all
                                                                                            Nominees                     Except
                                                       2.  To elect Directors of the           [ ]          [ ]             [ ]
                                                           European Equity Fund:

                                                       R.H. Francis         J.W. Fritz           J.E. Garten
                                                       -----------------------------------------------------
                                                       P.F. Krogh           J.S. Pasman          W.W. Priest
                                                       -----------------------------------------------------
                                                       S.N. Rappaport
                                                       --------------

                                                       INSTRUCTION: To withhold authority to vote for any
                                                       individual nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s).

                                                                                              For        Against        Abstain
                                                       3(a). To approve or disapprove a       [ ]          [ ]             [ ]
                                                       new investment advisory
                                                       agreement for the European
                                                       Equity Fund.

                                                                                              For        Against        Abstain
                                                       3(b). To approve or disapprove a       [ ]          [ ]             [ ]
                                                       new investment sub-advisory
                                                       agreement for the European
                                                       Equity Fund.

                                                                                              For        Against        Abstain
                                                       3(c). To approve or disapprove fees    [ ]          [ ]             [ ]
                                                       paid or payable to the Adviser
                                                       and Sub-Adviser.

                                                       4.  To modify and/or eliminate certain European Equity Fund
                                                       Investment Restrictions on:

                                                       4a.  Borrowing            4d.  Oil & Gas
                                                       4b.  Securities Lending   4e.  Margin Transaction
                                                       4c.  Real Estate

                                                                                           For All     Against All     Abstain All
                                                                                             [ ]           [ ]             [ ]

                                                       If you wish to vote against or abstain from
                                                       a particular item in Item 4 applicable to the
                                                       European Equity Fund, mark this box and write     For All Except As Marked
                                                       the number of the item on the line above                    [ ]
                                                       and indicate a "Vote Against" or an
                                                       "Abstention".

                                                                                              For        Against        Abstain
                                                       5.  To change the investment
                                                       objective of the European Equity       [ ]          [ ]             [ ]
                                                       Fund from fundamental to
                                                       non-fundamental.

                                          ------------
                                                       Mark box at right if an address change [ ]
Please  be sure to sign  and  date  this               or comment has been noted on the reverse
Proxy.                                    Date         side of this card.

                                      G-2


----------------------------------------- ------------

------------------------------------- ---------------------
Shareholder sign here                 Co-owner sign here    RECORD DATE SHARES:

                                      G-3

[X] PLEASE MARK VOTES
     AS IN THIS EXAMPLE
-------------------------------------------------      THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS A
        CREDIT SUISSE INTERNATIONAL FUND,              VOTE FOR THE PROPOSALS
-------------------------------------------------           ---
 A SERIES OF THE CREDIT SUISSE OPPORTUNITY FUNDS
              VOTE THIS CARD TODAY                                                            For        Against        Abstain
        By mail; phone (1-800-714-3312);               1.  To approve an agreement            [ ]          [ ]             [ ]
             fax (212-269-2796); or                        and Plan of Reorganization (the
       ONLINE AT WWW.CREDITSUISSEFUNDS.COM                 "Plan") providing that
           (CLICK ON THE PROXY BUTTON)                     (i) Credit Suisse International
                                                           Fund (the "International Fund"), a
                                                           series of the Credit Suisse
                                                           Opportunity Funds (the "Trust"),
                                                           would transfer all of its assets
                                                           in exchange for shares of
                                                           common stock of the
                                                           Credit Suisse International Focus
                                                           Fund, Inc. (the "Acquiring Fund"),
                                                           and the assumption by the
                                                           Acquiring Fund of the
                                                           International Fund's liabilities,
                                                           (ii) such shares of common stock
                                                           of the Acquiring Fund would be
                                                           distributed to shareholders of the
                                                           International Fund in liquidation
                                                           of the International Fund, and
                                                           (iii) the International Fund would
                                                           subsequently be terminated as a
                                                           series of the Trust.

                                                                                              For All      Withheld      For all
                                                                                              Nominees                    Except
                                                       2.  To elect Trustees of the            [ ]          [ ]           [ ]
                                                       International Fund:

                                                       R.H. Francis         J.W. Fritz           J.E. Garten
                                                       -----------------------------------------------------
                                                       P.F. Krogh           J.S. Pasman          W.W. Priest
                                                       -----------------------------------------------------
                                                       S.N. Rappaport
                                                       --------------

                                                       INSTRUCTION: To withhold authority to vote for any
                                                       individual nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s).

                                                                                              For        Against        Abstain
                                                       3.  To approve or disapprove the       [ ]          [ ]             [ ]
                                                       amended distribution plans of the
                                                       International Fund.

                                                       4.  To modify and/or eliminate certain International Fund
                                                       Investment Restrictions on:

CONTROL NUMBER:                                        4a. Borrowing             4d. Oil & Gas
                                                       4b. Securities Lending    4e. Short Sales
                                                       4c. Real Estate
                                                                                              For All    Against All   Abstain All
                                                                                                [ ]          [ ]           [ ]
                                                       If you wish to vote against or abstain
                                                       from a particular item in Item 4
                                                       applicable to the International Fund,
                                                       mark this box and write the number of        For All Except As Marked
                                                       the item on the line above and indicate                [ ]
                                                       a "Vote Against" or an "Abstention".

                                                                                              For        Against        Abstain
                                                       5.  To change the investment objective [ ]          [ ]             [ ]
                                                       of the International Fund from
                                                       fundamental to non-fundamental.


                                          ------------
                                                       Mark box at right if an address change
Please  be sure to sign  and  date  this               or comment has been noted on the reverse
Proxy.                                    Date         side of this card.
----------------------------------------- ------------

------------------------------------- ---------------------
Shareholder sign here                 Co-owner sign here    RECORD DATE SHARES:


                                    PART B
         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                   SUBJECT TO COMPLETION, DATED MARCH 10, 2003
                       STATEMENT OF ADDITIONAL INFORMATION
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3140
                                 (800) 927-2874

RELATING TO THE ACQUISITION BY THE CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
  (THE "ACQUIRING FUND") OF THE ASSETS OF THE CREDIT SUISSE INTERNATIONAL FUND (THE "INTERNATIONAL FUND"), A SERIES OF THE CREDIT SUISSE OPPORTUNITY FUNDS, AND
  CREDIT SUISSE CREDIT SUISSE EUROPEAN EQUITY FUND, INC. (THE "EUROPEAN EQUITY
   FUND" AND TOGETHER WITH THE "INTERNATIONAL FUND" THE "ACQUIRED FUNDS") IN
                             SEPARATE TRANSACTIONS.

                            DATED: March __, 2003

                  This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Acquired Funds in separate transactions to the Acquiring Fund, in exchange for shares of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Funds, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

         1. The current Class A, Class B and Class C Statement of Additional Information for the Acquiring Fund, dated February 28, 2003.

         2. The current Class A, Class B and Class C Statement of Additional Information for the International Fund, dated February 28, 2003.

         3. The current Common Class and Class A Statements of Additional Information for the European Equity Fund, dated December 11, 2002.

         4. The Annual Report of the Acquiring Fund for the fiscal year ended October 31, 2002.

         5. The Annual Report of the International Fund for the fiscal year ended October 31, 2002.

         6. The Annual Report of the European Equity Fund for the fiscal year ended August 31, 2002.
                  This Statement of Additional Information is not a prospectus.

A Prospectus/Proxy Statement, dated March __, 2003, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

                  The Annual Report of the European Equity Fund for the year ended August 31, 2002 and for the International Fund and the Acquiring Fund, each for the year ended October 31, 2002, in each case including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and any more recent semi-annual report) without charge, please call (800) 927-2874.

                           THE STATEMENT OF ADDITIONAL
           INFORMATION OF THE ACQUIRING FUND DATED, FEBRUARY 28, 2003


                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2003

                     CREDIT SUISSE INTERNATIONAL FOCUS FUND

                       CREDIT SUISSE EMERGING MARKETS FUND

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

This combined Statement of Additional Information provides information about Credit Suisse International Focus Fund (the "International Focus Fund"), Credit Suisse Emerging Markets Fund (the "Emerging Markets Fund") and Credit Suisse Global Post-Venture Capital Fund (the "Global Post-Venture Capital Fund") (collectively, the "Funds") that supplements information in (1) the combined Prospectus for the Common Shares of the Funds, the Prospectus for the Advisor Shares of the International Focus Fund, and the Prospectus for the Advisor Shares of the Global Post-Venture Capital Fund, each dated February 28, 2003;
(2) the Prospectus for the Class A, Class B and Class C Shares of each of the Global Post-Venture Capital Fund and the International Focus Fund, each dated February 28, 2003; (3) the Prospectus for the Class A Shares of the Emerging Markets Fund, dated February 28, 2003; and (4) the Prospectus for the Advisor Shares of each of the Global Post-Venture Capital and International Focus Fund, each dated February 28, 2003, each as amended or supplemented from time to time (collectively, the "Prospectus").

Each Fund's audited Annual Report for the fiscal year ended October 31, 2002, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference.

This Statement of Additional Information is not itself a prospectus. Copies of the Prospectus, Annual Reports and information regarding each Fund's current performance can be obtained by writing or telephoning:

Class A, Class B, Class C and
------------------------------                            Advisor Shares
         Common Shares                                    --------------
         -------------                             Credit Suisse Advisor Funds
      Credit Suisse Funds                                 P.O. Box 55030
        P.O. Box 55030                                Boston, MA 02205-5030
     Boston, MA 02205-5030                        Attn.: Institutional Services
         800-927-2874                                      800-222-8977

                                TABLE OF CONTENTS


                                                                                                              Page

                                                                                                              ----
INVESTMENT OBJECTIVES AND POLICIES.............................................................................1
         Options, Futures and Currency Exchange Transactions...................................................1
                  Securities Options...........................................................................1
                  Securities Index Options.....................................................................4
                  OTC Options..................................................................................5
                  Futures Activities...........................................................................5
                           Futures Contracts...................................................................6
                           Options on Futures Contracts........................................................7
                  Currency Exchange Transactions...............................................................7
                           Forward Currency Contracts..........................................................8
                           Currency Options....................................................................8
                           Currency Hedging....................................................................8
                  Swaps........................................................................................9
                  Hedging Generally...........................................................................10
                  Asset Coverage for Forward Contracts, Options, Futures, Options on Futures and Swaps........11
         Additional Information on Other Investment Practices.................................................11
                  U.S. Government Securities..................................................................11
                  Money Market Obligations....................................................................12
                  Repurchase Agreements.......................................................................12
                  Money Market Mutual Funds...................................................................13
                  Convertible Securities......................................................................13
                  Debt Securities.............................................................................13
                           Below Investment Grade Securities..................................................14
                  Structured Securities.......................................................................15
                           Mortgage-Backed Securities.........................................................16
                           Asset-Backed Securities............................................................17
                           Structured Notes, Bonds or Debentures..............................................17
                           Loan Participations and Assignments................................................17
                  REITs.......................................................................................18
                  Securities of Other Investment Companies....................................................19
                  Lending of Portfolio Securities.............................................................19
                  Foreign Investments.........................................................................20
                           Foreign Currency Exchange..........................................................20
                           Information........................................................................21
                           Political Instability..............................................................21
                           Foreign Markets....................................................................21
                           Increased Expenses.................................................................21
                           Foreign Debt Securities............................................................21
                           Sovereign Debt.....................................................................22
                           Privatizations.....................................................................23
                           Brady Bonds........................................................................24
                           Emerging Markets...................................................................24
                  Japanese Investments........................................................................25


                  Economic Background.........................................................................25
                           Generally..........................................................................25
                           Currency Fluctuation...............................................................25
                  Short Sales.................................................................................26
                  Short Sales "Against the Box"...............................................................27
                  Warrants....................................................................................28
                  Non-Publicly Traded and Illiquid Securities.................................................28
                           Rule 144A Securities...............................................................29
                  Borrowing...................................................................................30
                  Stand-By Commitments........................................................................30
                  Reverse Repurchase Agreements...............................................................31
                  When-Issued Securities and Delayed-Delivery Transactions....................................31
                  Emerging Growth and Small Companies; Unseasoned Issuers.....................................32
                  Special Situation Companies.................................................................32
                  Dollar Rolls................................................................................32
         Temporary Defensive Strategies.......................................................................33
                  Debt Securities.............................................................................33
                  Money Market Obligations....................................................................33
                  Non-Diversified Status (Emerging Markets Fund Only).........................................33
         Strategies Available to the Global Post-Venture Capital Fund Only....................................33
                  Private Fund Investments....................................................................33
                  Other Strategies............................................................................35
INVESTMENT RESTRICTIONS.......................................................................................35
         All Funds............................................................................................35
         International Focus Fund.............................................................................35
         Emerging Markets Fund................................................................................37
         Global Post-Venture Capital Fund.....................................................................38
PORTFOLIO VALUATION...........................................................................................40
PORTFOLIO TRANSACTIONS........................................................................................42
PORTFOLIO TURNOVER............................................................................................44
MANAGEMENT OF THE FUNDS.......................................................................................45
         Officers and Board of Directors......................................................................45
         Information Concerning Directors and Officers........................................................45
         Ownership in Securities of the Funds and Fund Complex................................................54
         Information Concerning Committees and Meetings of Directors..........................................56
         Directors' Total Compensation........................................................................56
         Advisory Agreements..................................................................................57
         Sub-Advisory Agreements..............................................................................59
         Board Approval of Advisory and Sub-Advisory Agreements...............................................62
         Administration Agreements............................................................................63
         Annual Rate..........................................................................................64
         Code of Ethics.......................................................................................65
         Custodian and Transfer Agent.........................................................................65
         Organization of the Funds............................................................................66
         Distribution and Shareholder Servicing...............................................................67
                  Distributor.................................................................................67

                                      (ii)


                  Common Shares...............................................................................68
                  Class A, Class B and Class C Shares.........................................................70
                  General.....................................................................................73
                  Payments under the Common Shares, Advisor Shares and A, B and C Shares 12b-1 Plans
                         are not tied exclusively to the distribution expenses actually incurred by
                         CSAMSI and the payments may exceed distribution expenses actually incurred...........73
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................................................73
         Purchases............................................................................................73
         Special Provisions Applicable to the Global Post-Venture Capital and International Focus
                  Funds Class A, B and C Shares and the Emerging Markets Fund Class A Shares only.............74
                           Initial Sales Charges Waivers......................................................76
         Redemptions..........................................................................................76
         Automatic Cash Withdrawal Plan.......................................................................77
         Contingent Deferred Sales Charge -- General..........................................................78
         Redemption Fee on Common and Advisor Class Shares....................................................79
EXCHANGE PRIVILEGE............................................................................................79
ADDITIONAL INFORMATION CONCERNING TAXES.......................................................................80
         The Funds and Their Investments......................................................................80
                  Special Tax Considerations..................................................................82
                           Straddles..........................................................................83
                           Options and Section 1256 Contracts.................................................83
                           Foreign Currency Transactions......................................................83
         Passive Foreign Investment Companies.................................................................84
         Fund Taxes on Swaps..................................................................................85
         Dividends and Distributions..........................................................................85
         Sales of Shares......................................................................................86
         Foreign Taxes........................................................................................86
         Backup Withholding...................................................................................86
         Notices..............................................................................................87
         Other Taxation.......................................................................................87
DETERMINATION OF PERFORMANCE..................................................................................87
         After-Tax Return.....................................................................................90
INDEPENDENT ACCOUNTANTS AND COUNSEL...........................................................................96
MISCELLANEOUS.................................................................................................96
FINANCIAL STATEMENTS.........................................................................................103

APPENDIX - DESCRIPTION OF RATINGS............................................................................A-1

                                      (iii)

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following information supplements the discussion of each Fund's investment objective and policies in the Prospectus. There are no assurances that the Funds will achieve their investment objectives.

                  International Focus Fund. The investment objective of the International Focus Fund is long-term capital appreciation.



                  Emerging Markets Fund. The investment objective of the Emerging Markets Fund is growth of capital.

                  Global Post-Venture Capital Fund. The investment objective of the Global Post-Venture Capital Fund is long-term growth of capital.


                  The International Focus Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three major foreign markets. The Emerging Markets Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of issuers from at least three emerging markets. The Global Post-Venture Capital Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of post-venture capital companies from at least three countries, including the U.S. These percentage requirements will not be applicable during periods when a Fund pursues a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are non-fundamental, which means that they may be changed by the Board of Directors of the Funds to become effective upon 60 days' notice to shareholders.

                  Unless otherwise indicated, all of the Funds are permitted, but not obligated to, engage in the following investment strategies, subject to any percentage limitations set forth below.

                  The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future.

        Options, Futures and Currency Exchange Transactions

                  Each Fund may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. Up to 25% of each Fund's total assets may be at risk in connection with these strategies. Each Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" is, in the case of purchasing options, the amount of premium paid, and, in the case of writing options, the value of the underlying obligation.

                  Securities Options. Each Fund may write covered put and call options on stock and debt securities and each Fund may purchase such options that are traded on foreign and U.S.

exchanges, as well as over-the-counter ("OTC"). A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

                  The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

                  The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Fund that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

                  If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent the premium received offsets the effects of the decline.

                  In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

                  Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

                  Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (i) in-the-money call options when Credit Suisse Asset Management, LLC ("CSAM"), Credit Suisse Asset Management Limited (London) ("CSAM U.K."), Credit Suisse Asset Management Limited (Tokyo) ("CSAM Japan"), and Credit Suisse Asset Management Limited (Australia) ("CSAM Australia"), each Fund's investment adviser and sub-investment advisers, respectively (each, an "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when an Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when an Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

                  Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction (a Fund would not be deemed to own an option as a result of the transaction). So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or a Fund effects a closing purchase transaction. A Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

                  There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Funds, however, intend to purchase OTC options only from dealers whose debt securities, as determined by one of the Advisers, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

                  Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that a Fund and other clients of one of the Advisers and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

                  Securities Index Options. Each Fund may purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

                  Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

                  OTC Options. A Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

                  Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although a Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies, at a time when such sale might be advantageous.

                  Futures Activities. Each Fund may enter into futures contracts and options on futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges for hedging and speculative purposes (i.e., to increase total return). These futures contracts are standardized contracts for the future delivery of a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

                  The Funds may enter into futures contracts and options on futures contracts on securities, securities indices and currencies for both hedging purposes and to increase total return, which may involve speculation. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5% of a Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

                  A Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

                  Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. An index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

                  No consideration is paid or received by a Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Fund will also incur brokerage costs in connection with entering into futures transactions.

                  At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance.

                  Options on Futures Contracts. A Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

                  An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

                  Currency Exchange Transactions. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. A Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

                  The Funds may engage in currency exchange transactions for both hedging purposes and to increase total return, which may involve speculation.

                  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

                  At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

                  Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Fund. To the extent a Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through the use of hedging transactions).

                  Currency Options. The Funds may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

                  Currency Hedging. A Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

                  A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Fund may purchase foreign currency put options. If the value of the foreign currency does decline, a Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

                  While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

                  Swaps. Each Fund may enter into swaps relating to indexes, currencies, interest rates, equity and debt interests of foreign issuers without limit. A swap transaction is an agreement between a Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. Each Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances under which, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

                  A Fund will usually enter into swaps on a net basis (i.e. the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a swap defaults, a Fund's risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive.

Where swaps are entered into for good faith hedging purposes, an Adviser believes such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, a Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

                  Hedging Generally. In addition to entering into options, futures and currency transactions for other purposes, including generating current income to offset expenses or increase return, a Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

                  In hedging transactions based on an index, whether a Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Advisers still may not result in a successful hedging transaction.

                  A Fund will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Fund of hedging transactions will be subject to the CSAM's ability to predict trends in currencies, interest rates or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

                  To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all. The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

                  Asset Coverage for Forward Contracts, Options, Futures, Options on Futures and Swaps. Each Fund will comply with guidelines established by the Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of options written by a Fund on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

        Additional Information on Other Investment Practices.

                  U.S. Government Securities. The obligations issued or guaranteed by the U.S. government in which a Fund may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

                  Other U.S. government securities in which the Funds may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if its CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

                  Money Market Obligations. Each Fund is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) money market obligations and (with the exception of the International Focus Fund) medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor's Ratings Services ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

                  Repurchase Agreements. Each Fund may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the 1940 Act.

                  Money Market Mutual Funds. Where CSAM believes that it would be beneficial to a Fund and appropriate considering the factors of return and liquidity, a Fund may invest up to 5% of its net assets in securities of money market mutual funds. A money market mutual fund is an investment company that invests in short-term high quality money market instruments. A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year. As a shareholder in any mutual fund, a Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to payment of the Fund's administration fees, including management fees and other expenses with respect to assets so invested.

                  Convertible Securities. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although an Adviser will consider such event in its determination of whether the Fund should continue to hold the securities.

                  Debt Securities. Each Fund may invest up to 20% of its net assets in investment grade debt securities (other than money market obligations). Debt obligations of corporations in which the Funds may invest include corporate bonds, debentures, debentures convertible into common stocks and notes. Debt securities convertible into common stock and certain preferred stocks may have risks similar to those described below.

                  Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this Statement of Additional Information.

                  Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Fund, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although an Adviser will consider such event in its determination of whether a Fund should continue to hold the security. An Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

                  The interest income to be derived may be considered as one factor in selecting debt securities for investment by an Adviser. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon an Adviser's ability to forecast accurately changes in interest rates. The market value of debt obligations may be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

                  A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by an Adviser. Moody's considers debt securities rated Baa (its lowest investment rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Each Fund's holdings of debt securities rated below investment grade (commonly referred to as "junk bonds") may be rated as low as C by Moody's or D by S&P at the time of purchase, or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's comprise the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. Any percentage limitation on a Fund's ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below. Each Fund may invest to a limited extent in zero coupon securities and government zero coupon securities. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to shareholders of the Funds that invests in zero coupon securities.

                  Below Investment Grade Securities. Each Fund may invest up to 5% of its total assets (with the exception of the Emerging Markets Fund, which may invest up to 20% of its net assets) in debt securities (including convertible debt securities) rated below investment grade and as low as C by Moody's or D by S&P, or in unrated securities considered to be of equivalent quality. Debt securities held by a Private Fund (as defined below) in which the Global Post-Venture Capital Fund invests will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P.

                  Securities rated below investment grade and comparable unrated securities: (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk.

                  Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Investors should be aware that ratings are relative and subjective and are not absolute standards of quality. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

                  An economic recession could disrupt severely the market for medium- and lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

                  The market value of securities in medium- and lower-rated categories is also more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact a Fund's net asset value. A Fund will rely on the judgment, analysis and experience of an Adviser in evaluating the creditworthiness of an issuer. In this evaluation, in addition to relying on ratings assigned by Moody's or S&P, the Advisers will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Interest rate trends and specific developments which may affect individual issuers will also be analyzed. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require sale of such securities, although the Advisers will consider such event in its determination of whether a Fund should continue to hold the securities. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

                  Structured Securities. The Funds may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage- and asset-backed securities, structured notes, bonds or debentures, and assignments of and participations in loans.

                  Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities sponsored by U.S. and foreign issuers as well as non-governmental issuers. Non-government issued mortgage-backed securities may offer higher yields than those issued by government entities, but may be subject to greater price fluctuations. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. Although there may be government or private guarantees on the payment of interest and principal of these securities, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

                  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-backed securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield.

                  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

                  Asset-Backed Securities. Each Fund may invest in U.S. and foreign governmental and private asset-backed securities. Asset-backed securities, which represent participations in, or are secured by and payable from, pools of consumer loans on assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest ultimately depend on payments in respect of the underlying loans by individuals and may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

                  Asset-backed securities present certain risks that are not presented by other securities in which a Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized. A Fund may purchase asset-backed securities that are unrated.

                  Structured Notes, Bonds or Debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

                  Loan Participations and Assignments. The Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government, corporation or other entity (a "Borrower") and one or more financial institutions ("Lenders"). The majority of a Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A participating Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a participating Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by CSAM to be creditworthy. A Fund's rights and obligations as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. A Fund may have difficulty disposing of a Participation or an Assignment because there is no liquid market for them. The lack of a liquid secondary market for both Participations and Assignments will have an adverse impact on the value of such securities and on a Fund's ability to dispose of Participations or Assignments, including in response to a specific economic event, such as a deterioration in the credit-worthiness of the Borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund's portfolio and calculating its net asset value.

                  REITs. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

                  Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

                  Zero Coupon Securities. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

                  Securities of Other Investment Companies. A Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a Shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

                  Lending of Portfolio Securities. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors. These loans, if and when made, may not exceed 33 1/3% of each Fund's total assets taken at value (including the loan collateral). Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

                  By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

                  The Funds and CSAM have received an order of exemption (the "Order") from the Securities and Exchange Commission to permit Credit Suisse First Boston ("CSFB") to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

                  Foreign Investments. Each Fund will invest its assets in the securities of foreign issuers. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. A Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

                  Foreign Currency Exchange. Since the Funds will invest in securities denominated in currencies other than the U.S. dollar, and since a Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. The Fund bears a risk of loss in the event that the other party to the loan agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to retrieve and dispose of the loaned securities, including the risk of a possible decline in the value of the loaned securities during the period in which the Fund seeks to assert its rights. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

                  Information. The majority of the foreign securities held by a Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

                  Political Instability. With respect to some foreign countries, there is the possibility of expropriation, nationalization, or confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including the withholding of dividends. Political or social instability, or domestic developments could affect U.S. investments in those and neighboring countries.

                  Foreign Markets. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

                  Increased Expenses. The operating expenses of a Fund, to the extent it invests in foreign securities, may be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by investment companies not investing in foreign securities. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

                  Foreign Debt Securities. Each Fund may invest up to 20% of their respective net assets in foreign debt securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

                  The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

                  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

                  Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default.

                  Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

                  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

                  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While the Advisers intend to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

                  Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. However, the Funds do not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time, a Fund may purchase securities not paying interest at the time acquired if, in the opinion of its Advisers, such securities have the potential for future income or capital appreciation.

                  Depository Receipts. The assets of a Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). Certain of the risks relating to investments in foreign securities may be involved with respect to investments in ADRs, EDRs and IDRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts ("GDRs"), are receipts issued outside the U.S. EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European securities markets and non-U.S. securities markets, respectively. For purposes of a Fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

                  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

                  Privatizations. Each Fund may invest in privatizations (i.e. foreign government programs of selling interests in government-owned or controlled enterprises). The International

Focus Fund and the Emerging Markets Fund could invest to a significant extent in Privatizations. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

                  Brady Bonds. Each Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. The International Focus Fund and the Emerging Markets Fund could invest to a significant extent in Brady Bonds. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the OTC secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

                  Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

                  Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

                  Emerging Markets. Each Fund may invest in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.). The Emerging Markets and Global Post-Venture Capital Funds may invest in emerging markets without limit, while the International Focus Fund limits these investments to 15% of its net assets. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

                  Japanese Investments. Because the International Focus Fund may from time to time have large positions in Japanese securities and the Global Post-Venture Capital Fund may also invest in Japanese securities, these Funds may be subject to general economic and political conditions in Japan. Additional factors relating to Japan that an investor in these Funds should consider include the following:

                  Economic Background

                  Generally. Since the end of World War II, Japan has experienced significant economic development. Since the mid-1980's, Japan has become a major creditor nation. With the exception of the periods associated with the oil crises of the 1970's, Japan has generally experienced very low levels of inflation. There is no guarantee, however, that these favorable trends will continue.

                  The Japanese economy has languished for much of the 1990's. Lack of effective government action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes to Japan's economic problems. Steps have been taken to deregulate and liberalize protected areas of the economy, but the pace of change has been slow.

                  Strains in the financial system have also been one of the major causes of Japan's economic weakness. The non-performing loans of financial institutions have hampered their ability to take on risk, thus obstructing the flow of funds into capital outlays as well as equities. The large commercial banks are having to bear a heavy burden of the bad-debt problem (e.g., in accepting write-offs of loans they have extended to distressed smaller institutions, in recapitalizing failed institutions and in stepping up contributions to the Deposit Insurance Corporation, an organization jointly established in 1971 by the government and private financial institutions to protect depositors). While the banking system appears to be making some progress in its attempt to deal with non-performing assets, it is extremely difficult to gauge the true extent of the bad-debt problem which, if not adequately addressed, could lead to a crisis in the banking system.

                  Japan's economy is a market economy in which industry and commerce are predominantly privately owned and operated. However, the Japanese government is involved in establishing and meeting objectives for developing the economy and improving the standard of living of the Japanese people, so that changes in government policies could have an adverse effect on the economy and the companies in which the Funds invest. Changes in government policies cannot be predicted.

                  Currency Fluctuation. Investments by a Fund in Japanese securities will be denominated in yen and most income received by these Funds from such investments will be in yen. However, each Fund's net asset value will be reported, and distributions will be made, in U.S. dollars. Therefore, a decline in the value of the yen relative to the U.S. dollar could have an adverse effect on the value of a Fund's Japanese investments. The yen has had a history of unpredictable and volatile movements against the dollar. The Funds are not required to hedge against declines in the value of the yen.

                  Securities Markets. The common stocks of many Japanese companies trade at high price-earnings ratios, and the Japanese stock markets have often been considered significantly overvalued. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

                  The Japanese securities markets are less regulated than those in the United States and, at times, have been very volatile. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always enforced to the same extent as in the United States.

                  Foreign Trade. Much of Japan's economy is dependent upon international trade. The country is a leading exporter of automobiles and industrial machinery, as well as industrial and consumer electronics. Consequently, Japan's economy and export growth are largely dependent upon the economic development of its trading partners, particularly the United States and the developing nations in Southeast Asia.

                  Because of the large trade surpluses it has generated, Japan at times has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short- and long-term.

                  Natural Resource Dependency. An island nation with limited natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

                  Energy. Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly-type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

                  Natural Disasters. The islands of Japan lie in the western Pacific Ocean, off the eastern coast of the continent of Asia. Japan has in the past experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and the damage resulting therefrom, continue to exist. The long-term economic effects of such geological factors on the Japanese economy as a whole, and on the Funds' investments, cannot be predicted.

                  Short Sales. The Global Post-Venture Capital Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The current market value of the securities sold short (excluding short sales "against the box") will not exceed 10% of the Fund's net assets.

                  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

                  The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified subcustodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

                  Short Sales "Against the Box". Each Fund may use up to 10% of its net assets (taken at current value) as collateral for short sales against the box. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian.

                  The Funds do not intend to engage in short sales against the box for investment purposes. Each Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

                  If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities

(as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Fund may effect short sales.

                  Warrants. The Emerging Markets Fund may invest up to 10% of its net assets, and the International Focus and Global Post-Venture Capital Funds up to 10% of total assets, in warrants. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Fund may invest in warrants to purchase equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

                  Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

                  Non-Publicly Traded and Illiquid Securities. Each Fund may not invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days, certain Rule 144A Securities (as defined below), Private Funds (as defined below) (in the case of the Global Post-Venture Capital Fund), and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities and, with respect to the Global Post-Venture Capital Fund, Private Funds) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund's investment in illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

                  An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Boards have adopted guidelines and delegated to CSAM the daily function of determining and monitoring the liquidity of Rule

144A Securities, although each Board will retain ultimate responsibility for any liquidity determinations.

                  Borrowing. A Fund may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities, so long as there is asset coverage of at least 300% for all borrowings of the Fund and each Fund may pledge its assets to the extent necessary to secure permitted borrowings. Additional investments (including roll-overs) will not be made when borrowings (including reverse repurchase agreements) exceed 5% of a Fund's total assets (net assets in the case of the Global Post-Venture Capital Fund). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

                  Stand-By Commitments. The International Focus Fund, the Emerging Markets Fund and the Global Post-Venture Capital Fund may invest in stand-by commitments with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified securities at a specified price. A Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Fund may also be referred to as "put" options. A stand-by commitment is not transferable by a Fund, although a Fund can sell the underlying securities to a third party at any time.

                  The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. When investing in stand-by commitments, the Funds will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the Advisers, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, CSAM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. A Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.

                  The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) a Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

                  Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund's portfolio will not exceed 1/2 of 1% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

                  The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by a Fund. Stand-by commitments would not affect the average weighted maturity of a Fund's portfolio.

                  Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers, although none of the Funds intend to enter into reverse repurchase agreements in the coming year. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

                  When-Issued Securities and Delayed-Delivery Transactions. Each Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if its Advisers deem it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

                  When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or certain liquid securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  Emerging Growth and Small Companies; Unseasoned Issuers. Each Fund may invest its assets in the securities of emerging growth companies, small companies and unseasoned issuers. Investments in emerging growth and small-sized companies, as well as companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of emerging growth and small-sized companies and unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in any of the Funds may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

                  Special Situation Companies. Each Fund may invest in "special situation companies." "Special situation companies" are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger; liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.

                  Dollar Rolls. Each Fund also may enter into "dollar rolls," in which the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

        Temporary Defensive Strategies.

                  Debt Securities. When CSAM believes that a defensive posture is warranted, each Fund may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

                  Money Market Obligations. Each Fund, for temporary defensive purposes, may invest in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations without limit.

                  Non-Diversified Status (Emerging Markets Fund Only). The Emerging Markets Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

                  The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

        Strategies Available to the Global Post-Venture Capital Fund Only

                  Private Fund Investments. Up to 10% of the Fund's net assets may be invested in U.S. or foreign private limited partnerships or other investment funds ("Private Funds") that themselves invest in private equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. In selecting Private Funds for investment, Abbott Capital Management, LLC ("Abbott"), sub-investment adviser to the Global Post-Venture Capital Fund, attempts to invest in a mix of Private Funds that will provide an above average internal rate of return (i.e., the discount rate at which the present value of an investment's future cash inflows (dividend income and capital gains) are equal to the cost of the investment). CSAM believes that the Fund's investments in Private Funds offer individual investors a unique opportunity to participate in venture capital and other private investment funds, providing access to investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets (measured at the time the investments are made), these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund that exceed those of the Fund's other holdings and of more mature companies generally.

                  Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve certain risks. In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. Debt securities held by a Private Fund will tend to be rated below investment grade and may be rated as low as C by Moody's or D by S&P. Securities in these rating categories are in payment default or have extremely poor prospects of attaining any investment standing.

                  Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of a Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

                  Interests in the Private Funds in which a Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Fund may invest may pay their investment managers a fee based on the performance of the Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations. Private Funds in which the Fund invests will not borrow to increase the amount of assets available for investment or otherwise engage in leverage.

                  The Fund may also hold non-publicly traded equity securities of companies in the venture capital and post-venture capital stages of development, such as those of closely-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors. The Fund's illiquid assets, including Private Funds and other non-publicly traded securities, may not exceed 15% of the Fund's net assets.

                  Other Strategies. The Global Post-Venture Capital Fund will invest in securities of post-venture capital companies that are traded on a national securities exchange or in an organized OTC market, such as The Nasdaq Stock Market, Inc., JASDAQ (Japan's over-the-counter market), EASDAQ (a Brussels-based system that trades stocks from across Europe) and the London Stock Exchange's Alternative Investment Market (AIM). The Fund may invest, directly or through Private Funds, in securities of issuers engaged at the time of purchase in "special situations," such as a restructuring or recapitalization; an acquisition, consolidation, merger or tender offer; a change in corporate control or investment by a venture capitalist. For temporary defensive purposes, such as during times of international political or economic uncertainty, all of the Fund's investments may be made temporarily in the U.S.

                             INVESTMENT RESTRICTIONS

        All Funds. Certain investment limitations of each Fund may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

        International Focus Fund. The investment limitations numbered 1 through 9 are Fundamental Restrictions. Investment limitations 10 through 14 may be changed by a vote of the Board at any time. The International Focus Fund may not:

                  1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

                  3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

                  4. Make loans, except that the Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

                  5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in
(a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

                  7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

                  8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

                  9. Issue any senior security except as permitted in the Fund's investment limitations.

                  10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

                  12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

                  13. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

                  14. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options and futures contracts and make short sales "against the box."

                  If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 12 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

        Emerging Markets Fund. The investment limitations numbered 1 through 9 are Fundamental Restrictions. Investment limitations 10 through 14 may be changed by a vote of the Board at any time. The Emerging Markets Fund may not:

                  1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

                  3. Make loans, except that the Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

                  4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  5. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in
(a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

                  6. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may enter into short sales "against the box".

                  7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

                  8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

                  9. Issue any senior security except as permitted in the Fund's investment limitations.

                  10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

                  12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

                  13. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund's net assets.

                  14. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

                  If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 12) is adhered to at the time of investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

       Global Post-Venture Capital Fund. The investment limitations numbered 1 through 9 are Fundamental Restrictions. Investment limitations 10 through 13 may be changed by a vote of the Board at any time. The Global Post-Venture Capital Fund may not:

                  1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

                  2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

                  3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

                  4. Make loans, except that the Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

                  5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

                  6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in
(a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

                  7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

                  8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

                  9. Issue any senior security except as permitted in the Fund's investment limitations.

                  10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

                  11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

                  12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

                  13. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

                  If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 12) is adhered to at the time of investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                               PORTFOLIO VALUATION

                  The following is a description of the procedures used by the Funds in valuing their assets.

                  Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board of Directors.

                  Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of each Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

                  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

                  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of each Fund. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

                  The Global Post-Venture Capital Fund's investments in Private Funds will be valued initially at cost and, thereafter, in accordance with periodic reports received by Abbott from the Private Funds (generally quarterly). Because the issuers of securities held by Private Funds are generally not subject to the reporting requirements of the federal securities laws, interim changes in the value of investments in Private Funds will not generally be reflected in the Fund's net asset value. However, CSAM will report to the Board of the Fund information about certain holdings of Private Funds that, in its judgment, could have a material impact on the valuation of a Private Fund. The Board of the Fund will take these reports into account in valuing Private Funds.

                  Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing, including with respect to the Private Funds, will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

                  Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange ("NYSE") is open for trading). The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Funds' net asset value is not calculated. As a result, calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of each Fund.

                             PORTFOLIO TRANSACTIONS

                  CSAM is responsible for establishing, reviewing and, where necessary, modifying a Fund's investment program to achieve its investment objective and for supervising the activities of the sub-investment advisers to the applicable Funds. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or OTC, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. Purchases of Private Funds through a broker or placement agent may also involve a commission or other fee. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government Securities.

                  The Advisers will select portfolio investments and effect transactions for the Funds. In selecting broker-dealers, the Advisers do business exclusively with those broker-dealers that, in the Advisers' judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Advisers will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Advisers' standards may be higher than for execution services alone or for services that fall below the Advisers' standards. The Advisers believe that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Advisers will only receive brokerage or research services in connection with securities transactions that are consistent with the "safe harbor" provisions of
Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

                  Except for Private Funds managed by Abbott (with respect to the Global Post-Venture Capital Fund), all orders for transactions in securities or options on behalf of a Fund are placed by the Adviser or a sub-adviser with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), the Funds' distributor (and an affiliate of CSAM) and affiliates of Credit Suisse Group ("Credit Suisse"). A Fund may utilize CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when an Adviser believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

                  For the year ended October 31, 2002, the International Focus Fund, the Emerging Markets Fund and the Global Post-Venture Capital Fund paid $50,810, $7,311, and $12,959, respectively, in total brokerage commissions to brokers and dealers who provided such research and other services. Research received from brokers or dealers is supplemental to the Advisers' own research programs.

                  The following table details amounts paid by each Fund in commissions to broker-dealers for execution of portfolio transactions during the indicated fiscal years ended October 31.


--------------------------------------------------------------------------------------------------
Fund                                             2000               2001                2002
--------------------------------------------------------------------------------------------------
International Focus Fund                       $629,742           $339,547(2)        $1,146,577(1)
--------------------------------------------------------------------------------------------------
Emerging Markets Fund                          $1,212,061         $523,690(2)        $401,035(2)
--------------------------------------------------------------------------------------------------
Global Post-Venture Capital Fund               $541,823(1)        $394,295(2)        $283,880(2)
--------------------------------------------------------------------------------------------------

(1) The increased size in commissions payments by the relevant Funds during the period was attributable to an increase in (i) purchases and sales of portfolio securities in response to volatility in market prices and
         (ii) large capital inflows and outflows due to purchases and redemptions, including active trading of the Fund's shares and/or Fund merger activities.

(2) The decrease in brokerage commissions paid by the relevant Fund during the period was a result of a number of factors, including a decrease in the net asset of the Fund and a lower portfolio turnover ratio relative to the preceding year.

                  Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the Advisers. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which an Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, each Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  Transactions for a Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

                  A Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when an Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                  In no instance will portfolio securities be purchased from or sold to CSAM, CSAM U.K., CSAM Japan, CSAM Australia, CSAMSI or CSFB, or Abbott (in the case of the Global Post-Venture Capital Fund), or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  As of October 31, 2002, the Funds held the following securities of their regular brokers or dealers:


---------------------------------------------------------------------------------------------------------------
Fund                     Name of Securities                                     Aggregate Value of the Holdings
---------------------------------------------------------------------------------------------------------------
Global Post-Venture      State Street Bank & Trust Company Euro Time                      $2,173,000
Capital                  Deposit
---------------------------------------------------------------------------------------------------------------
International Focus      State Street Bank & Trust Company Euro Time                     $13,841,000
                         Deposit
---------------------------------------------------------------------------------------------------------------
Emerging Markets         State Street Bank & Trust Company Euro Time                        $546,000
                         Deposit
---------------------------------------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

                  The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

                  Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held.

                  It is not possible to predict the Funds' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders. The table below details the portfolio turnover rates of each Fund for the following fiscal years ended October 31.


--------------------------------------------------------------------------------
FUND                                                        2001          2002
--------------------------------------------------------------------------------
International Focus Fund                                     166%         150%
--------------------------------------------------------------------------------
Emerging Markets Fund                                        188%         145%
--------------------------------------------------------------------------------
Global Post-Venture Capital Fund                             138%          84%
--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

        Officers and Board of Directors.

                  The business and affairs of each Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Directors approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, sub-advisers, custodian and transfer agent. Each Board elects officers who are responsible for the day-to-day operations of a Fund and who execute policies authorized by the Board.

        Information Concerning Directors and Officers

                  The names and ages of each Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below:


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                  Director       Since 1999    Currently retired;      54           --
c/o Credit Suisse Asset                                          Executive Vice
Management, LLC                                                  President and Chief
466 Lexington Avenue                                             Financial Officer of
New York, New York  10017-3140                                   Pan Am Corporation
Age: 70                                                          and Pan American
                                                                 World Airways, Inc.
                                                                 from 1988 to 1991
---------------------------------------------------------------------------------------------------------------------------

--------------------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                       Director       Since         Private investor;       53           Director of Advo,
2425 North Fish Creek Road                         Funds'        Consultant and                       Inc. (direct mail
P.O. Box 1287                                      Inception     Director of Fritz                    advertising)
Wilson, Wyoming 83014                                            Broadcasting, Inc.
Age: 75                                                          and Fritz
                                                                 Communications
                                                                 (developers and
                                                                 operators of radio
                                                                 stations) since 1987
---------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                   Director       Since 1998    Dean of Yale School     53           Director of
Box 208200                                                       of Management and                    Aetna, Inc.;
New Haven, Connecticut  06520-8200                               William S. Beinecke                  Director of
Age: 56                                                          Professor in the                     Calpine Energy
                                                                 Practice of                          Corporation;
                                                                 International Trade                  Director of Car
                                                                 and Finance;                         Max Group (used
                                                                 Undersecretary of                    car dealers)
                                                                 Commerce for
                                                                 International Trade
                                                                 from November 1993 to
                                                                   October 1995;
                                                                 Professor at Columbia
                                                                 University from
                                                                 September 1992 to
                                                                   November 1993

---------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                      Director       Since 2001    Dean Emeritus and       53           Member of Board
301 ICC                                                          Distinguished                        of The Carlisle
Georgetown University                                            Professor of                         Companies Inc.;
Washington, DC 20057                                             International Affairs                Member of
Age: 66                                                          at the Edmund A.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
                                                                 Walsh School of                      Selection Committee for
                                                                 Foreign Service,                     Truman Scholars
                                                                 Georgetown                           and Henry Luce
                                                                 University; Moderator                Scholars;  Senior
                                                                 of PBS foreign                       Associate of
                                                                 affairs television                   Center for
                                                                 series                               Strategic and
                                                                                                      International

                                                                                                      Studies; Trustee

                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations

---------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                Director       Since 1999    Currently retired;      55           Director of
c/o Credit Suisse Asset                                          President and Chief                  Education
Management, LLC                                                  Operating Officer of                 Management Corp.
466 Lexington Avenue                                             National InterGroup,
New York, New York  10017-3140                                   Inc. (holding
Age: 71                                                          company) from April
                                                                 1989 to March 1991;
                                                                 Chairman of Permian
                                                                 Oil Co. from April
                                                                 1989 to March 1991
---------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                 Director       Since 1999    Partner of Lehigh       54           --
Lehigh Court, LLC                                                Court, LLC since July
40 East 52nd Street,                                             2002; President of
New York, New York 10022                                         SunGard Securities
Age: 54                                                          Finance, Inc. (on
                                                                 line accounting
                                                                 service) from
                                                                 2001 to July
                                                                 2002; President
                                                                 of Loanet, Inc.
                                                                 (on-line
                                                                 accounting
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
                                                                 service) from
                                                                 1995 to 2001;
                                                                 Director,
                                                                 President,
                                                                 North American
                                                                 Operations, and
                                                                 former
                                                                 Executive Vice
                                                                 President from
                                                                 1992 to 1993 of
                                                                 Worldwide
                                                                 Operations of
                                                                 Metallurg Inc.
                                                                 (manufacturer
                                                                 of specialty
                                                                 metals and
                                                                 alloys);
                                                                 Executive Vice
                                                                 President,
                                                                 Telerate, Inc.
                                                                 (provider of
                                                                 real time
                                                                 information to
                                                                 the capital
                                                                 markets) from
                                                                 1987 to 1992;
                                                                 Partner in the
                                                                 law firm of
                                                                 Hartman &
                                                                 Craven until
                                                                 1987

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
William W. Priest(2)                Director       Since 1999    Senior Partner and      60           --
Steinberg Priest & Sloane Capital                                Fund Manager,
Management                                                       Steinberg Priest &
12 East 49th Street                                              Sloane Capital
12th Floor                                                       Management since
New York, New York 10017                                         March 2001; Chairman
Age: 61                                                          and Managing Director
                                                                 of CSAM from
                                                                 2000 to
                                                                 February 2001,
                                                                 Chief Executive
                                                                 Officer and
                                                                 Managing
                                                                 Director of
                                                                 CSAM from 1990
                                                                 to 2000

---------------------------------------------------------------------------------------------------------------------------
OFFICERS

---------------------------------------------------------------------------------------------------------------------------
Laurence R. Smith                   Chairman       Since 2002    Managing Director and                --
Credit Suisse Asset Management,                                  Global Chief
LLC                                                              Investment Officer of
466 Lexington Avenue                                             CSAM; Associated with
New York, New York  10017-3140                                   J.P. Morgan
Age:  44                                                         Investment Management
                                                                 from 1981 to 1999;
                                                                 Officer of other
                                                                 Credit Suisse Funds

---------------------------------------------------------------------------------------------------------------------------

-----------------------

(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
Hal Liebes, Esq.                    Vice           Since 1999    Managing Director and   --           --
Credit Suisse Asset Management,     President                    Global General
LLC                                 and Secretary                Counsel of CSAM;
466 Lexington Avenue                                             Associated with
New York, New York 10017-3140                                    Lehman Brothers, Inc.
Age:  38                                                         from 1996 to 1997;
                                                                 Associated with
                                                                 CSAM from 1995
                                                                 to 1996;
                                                                 Associated with
                                                                 CSFB Investment
                                                                 Management from
                                                                 1994 to 1995;
                                                                 Associated with
                                                                 Division of
                                                                 Enforcement,
                                                                 U.S. Securities
                                                                 and Exchange
                                                                 Commission from
                                                                 1991 to 1994;
                                                                 Officer of
                                                                 other Credit
                                                                 Suisse Funds

---------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro                Treasurer      Since 1999    Director and Director   --           --
Credit Suisse Asset Management,     and Chief                    of Fund
LLC                                 Financial                    Administration of
466 Lexington Avenue                Officer                      CSAM; Associated with
New York, New York 10017-3140                                    CSAM since 1984;
Age:  43                                                         Officer of other
                                                                 Credit Suisse Funds

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler, Esq.           Assistant      Since         Director and Deputy     --           --
Credit Suisse Asset Management,     Secretary      2000          General Counsel
LLC                                                              Associated with CSAM
466 Lexington Avenue                                             since January 2000;
New York, New York 10017-3140                                    Associated with the
Age:  36                                                         law firm of Swidler
                                                                  Berlin Shereff
                                                                 Friedman LLP from
                                                                 1996 to 2000; Officer
                                                                 of other Credit
                                                                    Suisse Funds

---------------------------------------------------------------------------------------------------------------------------
Kimiko T. Fields, Esq.              Assistant      Since 2002    Vice President and      --           --
Credit Suisse Asset Management,     Secretary                    Legal Counsel
LLC                                                              Associated with CSAM
466 Lexington Avenue                                             since January 1998 to
New York, New York 10017-3140                                    January 2000; Officer
Age:  39                                                         of other Credit
                                                                    Suisse Funds

---------------------------------------------------------------------------------------------------------------------------
Rocco A. Del Guercio                Assistant      Since 1999    Vice President and      --           --
Credit Suisse Asset Management,     Treasurer                    Administrative
LLC                                                              Officer of CSAM;
466 Lexington Avenue                                             Associated with CSAM
New York, New York 10017-3140                                    since June 1996;
Age:  39                                                         Assistant Treasurer,
                                                                 Bankers Trust Corp.
                                                                         -- Fund

                                                                 Administration from

                                                                 March 1994 to June

                                                                           1996;

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
                                                                 Mutual Fund
                                                                 Accounting
                                                                 Supervisor, Dreyfus
                                                                 Corporation from
                                                                 April 1987 to March
                                                                 1994; Officer of
                                                                 other Credit Suisse
                                                                 Funds
---------------------------------------------------------------------------------------------------------------------------
Joseph Parascondola                 Assistant      Since 2000    Assistant Vice          --           --
Credit Suisse Asset Management,     Treasurer                    President - Fund
LLC                                                              Administration of
466 Lexington Avenue                                             CSAM since April
New York, New York 10017-3140                                    2000; Assistant Vice
Age:  39                                                         President, Deutsche
                                                                 Asset
                                                                 Management from
                                                                 January 1999 to
                                                                 April 2000;
                                                                 Assistant Vice
                                                                 President,
                                                                 Weiss, Peck &
                                                                 Greer LLC from
                                                                 November 1995
                                                                 to December
                                                                 1998; Officer
                                                                 of other Credit
                                                                 Suisse Funds

---------------------------------------------------------------------------------------------------------------------------
Robert M. Rizza                     Assistant      Since 2002    Assistant Vice                       --
Credit Suisse Asset Management,     Treasurer                    President of CSAM
LLC                                                              (January 2001 to
466 Lexington Avenue                                             present);
New York, NY 10010                                               Administrative
Age: 36                                                          Officer of CSAM
                                                                 (March 1998 to
                                                                 December 2000);
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios

                                                   Term of                               in Fund
                                    Position(s)    Office(1) and Principal               Complex      Other
                                    Held with      Length of     Occupation(s) During    Overseen     Directorships
Name, Address and Age               Fund           Time Served   Past Five Years         by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------
                                                                 Assistant Treasurer
                                                                 of Bankers Trust Co.
                                                                 (April 1994 to March
                                                                 1998); Officer of
                                                                 other Credit Suisse
                                                                 Funds
---------------------------------------------------------------------------------------------------------------------------

        Ownership in Securities of the Funds and Fund Complex

                  As reported to the Funds, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2002.


--------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate Dollar Range of Equity
                                                                                Securities in all Registered
                                                                                Investment Companies Overseen by

                                       Dollar Range of Equity Securities in     Director in Family of Investment
Name of Director                       the Fund(*,1)                            Companies(*1)
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Richard H. Francis                     International Focus Fund:  A             E

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  C

--------------------------------------------------------------------------------------------------------------------
Jack W. Fritz                          International Focus Fund:  E             E

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  A

--------------------------------------------------------------------------------------------------------------------

-------------------

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.


--------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                      International Focus Fund:  A             A

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  A

--------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                         International Focus Fund:  A             D

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  A

--------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                   International Focus Fund:  A             C

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  A

--------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                    International Focus Fund:  B             D

                                      --------------------------------------
                                       Emerging Markets Fund:  B

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  B
--------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
--------------------------------------------------------------------------------------------------------------------
William W. Priest                      International Focus Fund:  A             A

                                      --------------------------------------
                                       Emerging Markets Fund:  A

                                      --------------------------------------
                                       Global Post-Venture Capital Fund:  A

--------------------------------------------------------------------------------------------------------------------

-------------------------
* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

                  No employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street Bank and Trust Company ("State Street"), the Funds' co-administrator, and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from a Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Boards attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

        Information Concerning Committees and Meetings of Directors

                  Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport.

                  In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds' internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds, its adviser and affiliates by the independent public accountants. During each Fund's most recent fiscal year, the Audit Committee met four times.

                  The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by the Funds' shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Funds' Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee met twice during each Fund's most recent fiscal year.

        Directors' Total Compensation
        (for the fiscal year ended October 31, 2002)


---------------------------------------------------------------------------------------------------------
                                                                                       Total Number of
                                                                                       Funds for which

                                           Emerging       Global      All Investment   Director Serves
                           International   Markets     Post-Venture    Companies in      within Fund
Name of Director/Trustee    Focus Fund       Fund      Capital Fund    Fund Complex        Complex
---------------------------------------------------------------------------------------------------------
William W. Priest(1)       None          None          None          None                     60
---------------------------------------------------------------------------------------------------------
Richard H. Francis         $3,563        $3,563        $3,563        $103,750                 54
---------------------------------------------------------------------------------------------------------
Jack W. Fritz              $3,313        $3,313        $3,313        $ 94,374                 53
---------------------------------------------------------------------------------------------------------
Jeffrey E. Garten          $3,313        $3,313        $3,313        $ 97,500                 53
---------------------------------------------------------------------------------------------------------
Peter F. Krogh             $3,313        $3,313        $3,313        $ 99,100                 53
---------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.       $3,563        $3,563        $3,563        $103,600                 55
---------------------------------------------------------------------------------------------------------
Steven N. Rappaport        $3,863        $3,863        $3,863        $110,545                 54
---------------------------------------------------------------------------------------------------------

(1) Mr. Priest is an "interested person" of the Funds, and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

                  As of January 24, 2003, the Directors and Officers as a group owned of record less than 1% of each Fund's outstanding shares.

         Advisory Agreements

                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140, serves as investment adviser to each Fund pursuant to a written investment advisory agreement between CSAM and the relevant Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH 8070, Zurich, Switzerland.

                  The Advisory Agreement between each Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

                  Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

                  Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue

Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

                  Each class of each Fund bears all of its own expenses not specifically assumed by CSAM or another service provider to the Fund. General expenses of a Fund not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Directors in such manner as the Boards determine to be fair and accurate. Each class of a Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

                  The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to a Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

                  Each Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  For its services to the Global Post-Venture Capital, Emerging Markets and International Focus Funds, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 1.25%, 1.25% and 1.00%, respectively, of the Funds' average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by a Fund.

                  For the past three fiscal years ended October 31, the Funds paid investment advisory fees to CSAM, and CSAM waived advisory fees for each Fund, as follows:


--------------------------------------------------------------------------------------------------------------------
Fund                                                            Gross                              Net
                                                  Year          Advisory Fee       Waiver          Advisory Fee
--------------------------------------------------------------------------------------------------------------------
International Focus Fund                          2000          $1,032,466         $491,938        $540,528

                                          --------------------------------------------------------------------------
(commenced operations on 3/31/97)                 2001          $511,592           $339,929        $171,663

                                          --------------------------------------------------------------------------
                                                  2002          $1,820,511         $420,724        $1,399,787

--------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                             2000          $1,124,537         $711,093        $413,444

                                          --------------------------------------------------------------------------
(commenced operations on 12/30/94)                2001          $730,932           $501,995        $228,937

                                          --------------------------------------------------------------------------
                                                  2002          $589,215           $546,507        $42,708

--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Fund                  2000          $1,719,601         $596,536        $1,123,065

                                          --------------------------------------------------------------------------
(commenced operations on 9/30/96)                 2001          $1,870,272         $731,482        $1,138,790

                                          --------------------------------------------------------------------------
                                                  2002          $1,094,934         $705,801        $389,133

--------------------------------------------------------------------------------------------------------------------

         Sub-Advisory Agreements

                  Each Fund has entered into Sub-Investment Advisory Agreements with CSAM and one or more of CSAM's London affiliate ("CSAM U.K."), CSAM's Japanese affiliate ("CSAM Japan") and CSAM's Australian affiliate ("CSAM Australia"), each of which is named Credit Suisse Asset Management Limited. In addition, the Global Post-Venture Capital Fund has entered into a Sub-Investment Advisory Agreement with Abbott Capital. Each of CSAM U.K., CSAM Japan, CSAM Australia and Abbott Capital may be referred to as a "Sub-Adviser."

                  Subject to the supervision of CSAM, each Sub-Adviser, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the Fund in accordance with the Fund's Articles of Incorporation, as may be amended from time to time, the Prospectus and Statement of Additional Information, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. Each Sub-Adviser bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

                  CSAM U.K. serves as a Sub-Adviser to the Global Post-Venture Capital, Emerging Markets and International Focus Funds. CSAM U.K. is a London corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). The principal executive office of CSAM London is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM London is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM London has been in the money management business for over 16 years and as of 2002 managed approximately $47.4 billion in assets.

                  CSAM Japan serves as a Sub-Adviser to the Global Post-Venture Capital and International Focus Funds. CSAM Japan is a corporation organized under the laws of Japan in 1993 and is licensed as an investment adviser under the Japanese Investment Advisory Law and as an investment trust manager under the Japanese Trust Law. CSAM Japan is also registered as an investment adviser under the Advisers Act. The principal executive office of CSAM Japan is Shiroyama JT Mori Bldg. 3-1, Toranomon 4-Chome, Minato-Ku, Tokyo 105-6026 Japan. CSAM Japan is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM Japan, together with its predecessor company, has been in the money management business for over 16 years and as of 2002 managed approximately $8.7 billion in assets.

                  CSAM Australia serves as a Sub-Adviser to the Global Post-Venture Capital, Emerging Markets and International Focus Funds. CSAM Australia was registered as a company under the Laws of Victoria, Australia on September 15, 1989. CSAM Australia is licensed as a securities dealer and operator of managed investment schemes under the Australian Corporations Act of 2001 and is an investment adviser under the Advisers Act. The registered office of CSAM Australia is Level 32 Gateway, 1 Macquarie Place, Sydney 2001, Australia. CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia has been in the funds management business for over 12 years and as of 2002 managed approximately $11.7 billion in assets.

                  Under the Sub-Advisory Agreements with CSAM U.K. and CSAM Japan, CSAM (not the Funds) pays each of CSAM U.K. and CSAM Japan an annual fee of $250,000 for services rendered with respect to the Funds and all other Credit Suisse Funds for which that Sub-Adviser has been appointed to act as such. The portion of the fee allocated with respect to the each Fund is equal to the product of (a) the total fee and (b) a fraction, (i) the numerator of which is the average monthly assets of a Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Fund and certain other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof. For the fiscal year ended October 31, 2002, the portion of the fees allocable to the Funds for CSAM U.K. and CSAM Japan were as follows:


-------------------------------------------------------------------------------------------------------
                FUND                            CSAM U.K. FEE                    CSAM JAPAN FEE

-------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                         $7,383                           $7,427

-------------------------------------------------------------------------------------------------------
Emerging Markets                                    $4,278                             ___

-------------------------------------------------------------------------------------------------------
International Focus                                $34,764                           $34,978

-------------------------------------------------------------------------------------------------------

                  Under the Sub-Advisory Agreement with CSAM Australia, CSAM (not the Fund) pays CSAM Australia an annual fee of $480,000 for services rendered with respect to the Funds and all other Credit Suisse Funds for which CSAM Australia has been appointed to act as Sub-Adviser. The portion of the fee allocated with respect to each Fund is calculated in the same manner as set forth above with respect to the Sub-Advisory Agreement with CSAM Australia. For the fiscal year ended October, 2002, CSAM Australia was not paid any fees.

                  Abbott, located at 1211 Avenue of the Americas, Suite 4300, New York, New York 10036, serves as sub-investment adviser to the Global Post-Venture Capital Fund pursuant to a written agreement. Abbott, in accordance with the investment objective and policies of the Global Post-Venture Capital Fund, makes investment decisions for the Fund regarding investments in Private Funds, effects transactions in interests in Private Funds on behalf of the Fund and assists in administrative functions relating to investments in Private Funds. Abbott is an independent specialized investment firm with assets under management of approximately $4.55 billion. Abbott is a registered investment adviser which concentrates on venture capital, buyout and special situations partnership investments. Abbott's management team provides full-service private equity programs to clients. The predecessor firm to Abbott was organized in 1986 as a Delaware limited partnership and converted to a Delaware limited liability company effective July 1, 1997.

                  Pursuant to the Sub-Advisory Agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund investments as of the end of each calendar quarter. No compensation is paid by Global Post-Venture Capital Fund to Abbott for its sub-investment advisory services. For the years ended December 31, 2000, 2001 and 2002, the fees paid to Abbott by CSAM were $29,506, $17,960 and $21,738, respectively.

                  Each Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of a Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. Each Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. Each Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

        Board Approval of Advisory and Sub-Advisory Agreements

                  In approving the Advisory Agreement, the Board of Directors of each Fund, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors also considered each Fund's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to Fund performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the CSAM research arrangements with brokers who execute transactions on behalf of the Funds. The Board reviewed the profitability to CSAM and its affiliates of their services to the Funds and considered whether economies of scale in the provision of services to the Funds were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Fund expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as Fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of each Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

                  In approving each of the Sub-Advisory Agreements with CSAM U.K., CSAM Japan, CSAM Australia and Abbott, the Board considered various matters and materials provided by CSAM, CSAM U.K., CSAM Japan, CSAM Australia and Abbott. The Board considered, primarily, the benefits to Fund of retaining CSAM's English, Japanese and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K., CSAM Japan and CSAM Australia would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Funds to obtain best price and execution on trades in international markets. The Board also carefully considered the particular expertise of CSAM U.K., CSAM Japan and CSAM Australia in managing the types of global investments which the Funds make, including their personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K., CSAM Japan, CSAM Australia and Abbott Capital. In addition, the Board took into account the lack of any anticipated adverse impact to the Funds as a result of the Sub-Advisory Agreements, particularly that the compensation paid to CSAM U.K., CSAM Japan, CSAM Australia and Abbott would be paid by CSAM, not the Funds, and, accordingly, that the retention of CSAM U.K., CSAM Japan, CSAM Australia and

Abbott would not increase the fees or expenses otherwise incurred by a Fund's shareholders. With respect to Abbott, the Board of the Global Post-Venture Capital Fund considered Abbott's expertise in evaluating private equity fund investments. After requesting and reviewing such information as they deemed necessary, the Board concluded that each Sub-Advisory Agreement was in the best interests of each Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

        Administration Agreements

                  CSAMSI and State Street serve as co-administrators to each Fund pursuant to separate written agreements with each Fund (each a "CSAMSI Co-Administration Agreement" and a "State Street Co-Administration Agreement," respectively).

                  CSAMSI became co-administrator to each Fund on November 1, 1999. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10% of the Fund's average daily net assets.

                  For the past three fiscal years ended October 31, each Fund paid CSAMSI co-administrative service fees, and CSAMSI waived such fees and/or reimbursed expenses under the CSAMSI Co-Administration Agreements as follows:

OCTOBER 31, 2002


-------------------------------------------------------------------------------------------------------------------
FUND                                   Fees Paid (After Waivers)       Waivers             Reimbursements
-------------------------------------------------------------------------------------------------------------------
     Global Post-Venture Capital                $87,595                      0                         0
-------------------------------------------------------------------------------------------------------------------
          Emerging Markets                      $46,414                      0                         0
-------------------------------------------------------------------------------------------------------------------
         International Focus                   $182,306                      0                         0
-------------------------------------------------------------------------------------------------------------------

OCTOBER 31, 2001


-------------------------------------------------------------------------------------------------------------------
FUND                                   Fees Paid (After Waivers)        Waivers            Reimbursements
-------------------------------------------------------------------------------------------------------------------
     Global Post-Venture Capital               $149,622                      0                         0
-------------------------------------------------------------------------------------------------------------------
          Emerging Markets                      $55,922                      0                         0
-------------------------------------------------------------------------------------------------------------------
         International Focus                    $51,160                      0                         0
-------------------------------------------------------------------------------------------------------------------

OCTOBER 31, 2000


-------------------------------------------------------------------------------------------------------------------
FUND                                   Fees Paid (After Waivers)       Waivers             Reimbursements
-------------------------------------------------------------------------------------------------------------------
     Global Post-Venture Capital               $137,568                      0                         0
-------------------------------------------------------------------------------------------------------------------
          Emerging Markets                      $57,162                      0                         0
-------------------------------------------------------------------------------------------------------------------
         International Focus                   $103,247                      0                         0
-------------------------------------------------------------------------------------------------------------------

                  State Street became co-administrator to the Funds on July 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Each class of shares of each Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.

                  PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Funds prior to July 1, 2002 (August 1, 2002 for the Global Post-Venture Capital and International Focus Funds). PFPC received fees for its services calculated on each Fund's average daily net assets, as follows:

        Annual Rate

..08% for the first $500 million in assets .07% for the next $1 billion .06% for assets in excess of $1.5 billion

                  For the fiscal years ended October 31, the Funds paid PFPC and State Street administration fees and PFPC waived fees and/or reimbursed expenses as follows:


----------------------------------------------------------------------------------------------------------
Fund                                        Year                   PFPC             State Street
----------------------------------------------------------------------------------------------------------
International Focus Fund                    2000                  $128,887                     --

                                      --------------------------------------------------------------------
(commenced operations on 3/31/97)           2001                  $51,953                      --

                                      --------------------------------------------------------------------
                                            2002                  $97,849                   $36,420

----------------------------------------------------------------------------------------------------------
Emerging Markets Fund                       2000                  $120,058                     --

                                      --------------------------------------------------------------------
(commenced operations on 12/30/94)          2001                  $60,336                      --

                                      --------------------------------------------------------------------
                                            2002                  $31,612                   $12,367

----------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Fund            2000                  $169,988                     --
                                                                        ($6,438)

                                      --------------------------------------------------------------------
(commenced operations on 9/30/96)           2001                  $141,740                     --

                                      --------------------------------------------------------------------
                                            2002                  $59,144                   $14,719

----------------------------------------------------------------------------------------------------------

        Code of Ethics.

                  Each Fund, CSAM, CSAM U.K., CSAM Japan, CSAM Australia and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

                  The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

                  Abbott, the sub-investment adviser for the Global Post-Venture Capital Fund with respect to Private Funds, has adopted a written Code of Ethics (the "Abbott Code of Ethics"), which permits personnel covered by the Abbott Code of Ethics ("Abbott Covered Persons") to invest in securities, including Private Funds that may be purchased or held by the Global Post-Venture Capital Fund and any securities of a company whose securities are held by Private Funds ("Private Fund Securities"). The Abbott Code of Ethics contains provisions designed to address the conflicts of interest that could arise from personal trading in Private Funds and Private Fund Securities by advisory personnel with respect to the Global Post-Venture Capital Fund, including: (1) all Abbott Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain exceptions, all Abbott Covered Persons must obtain preclearance before executing any personal securities transactions; (3) without the consent of Abbott's compliance director, Abbott Covered Persons may not (a) execute personal trades in Private Fund Securities; (b) invest in initial public offerings or private offerings of Private Fund Securities; and
(c) execute personal trades in a Private Fund if there are any pending orders in that Private Fund by the Global Post-Venture Capital Fund, or if such Private Fund is being actively considered for purchase or sale by the Global Post-Venture Capital Fund. The Board reviews the administration of the Abbott Code of Ethics at least annually and may impose sanctions for violations of the Abbott Code of Ethics.

        Custodian and Transfer Agent

                  State Street serves as custodian of each Funds' U.S. and non-U.S. assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities held by it and
(v) makes periodic reports to the Board concerning the Fund's custodial arrangements. With the approval of the Board, State Street is authorized to select one or more domestic and foreign banking institutions and securities depositories to serve as sub-custodian on behalf of the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), acts as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

        Organization of the Funds

                  The International Focus Fund was incorporated on October 24, 1997 under the laws of the State of Maryland under the name "Warburg, Pincus Managed EAFE Countries Fund, Inc." On December 22, 1997, the Fund acquired all of the assets and liabilities of the Managed EAFE(R) Countries Portfolio of Warburg, Pincus Institutional Fund, Inc. On February 9, 1998, the Fund changed its name to "Warburg, Pincus Major Foreign Markets Fund, Inc." The Emerging Markets Fund was incorporated on December 23, 1993 under the laws of the State of Maryland under the name "Warburg, Pincus Emerging Markets Fund, Inc." The Global Post-Venture Capital Fund was incorporated on July 16, 1996 under the laws of the State of Maryland under the name "Warburg, Pincus Global Post-Venture Capital Fund, Inc."

                  On March 26, 2001, the International Focus Fund, the Emerging Markets Fund and the Global Post-Venture Capital Fund changed their names to "Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.," Fund, Inc.," "Credit Suisse Warburg Pincus Emerging Markets Fund, Inc." and "Credit Suisse Warburg Pincus Global Post-Venture Capital Fund, Inc.," respectively.

                  On December 12, 2001, the International Focus Fund, the Emerging Markets Fund and the Global Post-Venture Capital Fund changed their names to "Credit Suisse International Focus Fund, Inc.," "Credit Suisse Emerging Markets Fund, Inc." and "Credit Suisse Global Post-Venture Capital Fund, Inc.", respectively.

                  The Emerging Markets Fund currently has three classes of shares, Common Shares, Advisor Shares and Class A Shares. Each of the Global Post-Venture Capital and International Focus Funds currently has five classes of shares, Common Shares, Advisor Shares, Class A Shares, Class B Shares and Class C Shares. Unless otherwise indicated, references to a "Fund" apply to each class of shares of that Fund.

                  With the exception of the Emerging Markets Fund which is non-diversified, each Fund is a diversified, open-end investment management company.

                  Each Fund's charter (with the exception of the Emerging Markets Fund and the Global Post-Venture Capital Fund) authorizes the Board to issue three billion full and fractional shares of common stock, $.001 par value per share, of which one billion shares are designated "Common Shares" and two billion shares are designated "Advisor Shares." The Emerging Market Fund's charter authorizes the board to issue four billion full and fractional shares of common stock, $.001 par value per share, of which one billion shares are designated "Common Shares," one billion shares are designated "Advisor Shares," one billion shares are designated "Class A Shares" and one billion shares are designated "Institutional Shares." Each of the Global Post-Venture Capital Fund's and the International Focus Fund's charter authorize the board to issue six billion full and fractional shares of common stock, $.001 par value per share, of which one billion shares are designated "Common Shares," two billion shares are designated "Advisor Shares," one billion shares are designated "Class A Shares," one billion shares are designated "Class B Shares," and one billion shares are designated "Class C Shares."

                  All shareholders of the Fund in each class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                  Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares. Class B shares convert to Class A shares after 8 years but Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares. Common shares can be purchased only by certain types of investors as outlined in the Common class Prospectus. Unless the context clearly suggests otherwise, references to a Fund in this prospectus are to the Fund as a whole and not to any particular class of the Fund's shares.

                  Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

                  Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Funds, as well as certain statistical characteristics of the Funds, may be obtained by calling Credit Suisse Funds at 800-927-2874 or on the Credit Suisse Funds web site at www.CreditSuisseFunds.com.

        Distribution and Shareholder Servicing

                  Distributor. CSAMSI serves as distributor of the Funds' shares. CSAMSI offers each Fund's shares on a continuous basis. No compensation is payable by the International

Focus Fund (with respect to Common Shares) to CSAMSI for distribution services. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

                  Common Shares. With the exception of the International Equity Fund, each Fund has adopted a Shareholder Servicing and Distribution Plan (the "Common Shares 12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund pays CSAMSI a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of the Funds. The fee is intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Funds. Services performed by CSAMSI or Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common Shares, as set forth in the Common Shares 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Funds, as set forth in the Common Shares 12b-1 Plan ("Shareholder Services", together with Selling Services, "Services"). Shareholder Services may include, without limitation, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by the Funds' distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Common Shares of prospectuses and statements of additional information describing the Funds; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Shares; (c) providing telephone services relating to the Funds, including responding to inquiries of prospective Fund investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable. In providing compensation for Services in accordance with this Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

                  For the year ended October 31, 2002, the Funds' Common Shares paid the following amounts pursuant to the Common Shares 12b-1 Plan.


-----------------------------------------------------------------------
Fund                                             Payment

-----------------------------------------------------------------------
Emerging Markets Fund                            $110,166

-----------------------------------------------------------------------
Global Post-Venture Capital Fund                 $212,620

-----------------------------------------------------------------------

                  During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the Funds' Common Shares 12b-1 Plan as follows:


-------------------------------------------------------------------------------------------------------------
Type of Service                           Emerging Markets Fund           Global Post-Venture Capital Fund
-------------------------------------------------------------------------------------------------------------
Advertising                                       $7,892                              $71,180
-------------------------------------------------------------------------------------------------------------
Printing and mailing prospectuses
for promotional purposes                         $13,741                              $38,632
-------------------------------------------------------------------------------------------------------------
Compensation to broker-dealers                     $638                                 $282
-------------------------------------------------------------------------------------------------------------
People-related and occupancy                     $22,719                              $44,389
-------------------------------------------------------------------------------------------------------------
Other                                            $30,455                              $63,500
-------------------------------------------------------------------------------------------------------------

                  Each Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, "Service Organizations") or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Funds.

                  For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates may pay Service Organizations a fee of up to .50% of the average annual value of accounts with Common Class shares of the Funds maintained by such Service Organizations and/or the value of assets invested in the Funds ("Service Fee"). Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in Common Class shares of a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. The Funds may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.

                  Advisor Shares. Each Fund has entered, into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements will be governed by a distribution plan (the "Advisor Share 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which each Fund pays in consideration for services, a fee calculated at an annual rate of .50% of the average daily net assets of the Advisor Shares of the Fund. Such payments may be paid to Institutions directly by a Fund or by

CSAMSI on behalf of a Fund. For the years ended October 31, 2002, the International Focus Fund, Emerging Markets Fund and Global Post-Venture Capital Fund paid the following fees pursuant to the Advisor Shares 12b-1 Plan, all of which were paid to Institutions:


----------------------------------------------------------------------
Fund                                             Payment

----------------------------------------------------------------------
Global Post-Venture Capital Fund                 $11,281
----------------------------------------------------------------------
Emerging Markets Fund                            $6,926
----------------------------------------------------------------------
International Focus Fund                         $139,473

----------------------------------------------------------------------

                  Certain Institutions may receive additional fees from CSAMSI, CSAM or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with investments in Advisor Class shares of the Funds. Institutions may also be reimbursed for marketing and other costs. Additional fees may be up to 0.25% per year of the value of Fund accounts maintained by the firm and, in certain cases, may include a fee of up to 1.00% of new assets invested in Advisor Class shares of a Fund. Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution. To the extent that CSAMSI, CSAM or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Funds or their shareholders.

                  An Institution with which the Funds have entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under each Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from each Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

                  Class A, Class B and Class C Shares. Each of the International Focus Fund and the Global Post-Venture Capital Fund has adopted a Plan of Distribution (the "A, B and C Shares 12b-1 Plans") for Class A shares, Class B shares and Class C shares of the Fund, respectively, and the Emerging Markets Fund has adopted a Plan of Distribution for Class A shares, to permit the Funds to compensate CSAMSI for activities associated with the distribution of these shares.

                  The Class A Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class A shares of the Fund will be paid as compensation to CSAMSI. The Class B Plan currently provides that: (i) an asset based sales charge of .75% per year and (ii) a service fee of .25% per year, in each case, of the average daily net assets of the Class B shares of the Fund will be paid as compensation to CSAMSI. The Class C Plan currently provides that: (i) an asset based sales charge of .75% per year and (ii) a service fee of ..25% per year, in each case, of the average daily net assets of the Class C shares of the Fund will be paid as compensation to CSAMSI. For the fiscal year ended October 31, 2002, CSAMSI was paid commissions or CDSCs for the sale of the Funds' Class A, Class B and Class C shares and retained commissions earned on the sale of the Funds shares as follows:


--------------------------------------------------------------------------------------------------------------------
                                                                                Class A Commissions Retained by

Fund                                              Class A Commissions           CSAMSI
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                              $491                                   $66
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                       $4,276                                   $848
--------------------------------------------------------------------------------------------------------------------
International Focus                                    $3,038                                   $392
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Fund                                            Class B CDSCs Paid                     Class B CDSCs Retained
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                            $565                                     $565
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                           --                                     --
--------------------------------------------------------------------------------------------------------------------
International Focus                                        $0                                     $0
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Fund                                            Class C CDSCs Paid                     Class C CDSCs Retained
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                                $0                                     $0
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                           --                                     --
--------------------------------------------------------------------------------------------------------------------
International Focus                                        $0                                     $0
--------------------------------------------------------------------------------------------------------------------

                  For the fiscal year ended October 31, 2002, CSAMSI earned $0, $0 and $0 on contingent deferred sales charges on redemptions of Class A shares of Global Post-Venture Capital, Emerging Markets and International Focus Funds, respectively.

                  With respect to sales of the Global Post-Venture Capital and the International Focus Funds' Class B, Class C or certain sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in a Fund.

                  In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to financial representatives in connection with the sale of shares, which may include a fee of up to 1.00% of new assets invested in a Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

                  During the fiscal year ended October 31, 2002, the Global Post-Venture Capital, Emerging Markets and International Focus Funds paid CSAMSI $114, $126 and $123, respectively, under the A Shares 12b-1 Plan. During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's A Shares 12b-1 Plan as follows:


----------------------------------------------------------------------------------------------------------------------
Type of Service                           Global Post-Venture

                                          Capital Fund               Emerging Markets Fund   International Focus Fund
----------------------------------------------------------------------------------------------------------------------
Advertising                               $6                         $161                    $14
----------------------------------------------------------------------------------------------------------------------
Printing and mailing prospectuses for     $3,120                     $2,803                  $1,014
promotional purposes
----------------------------------------------------------------------------------------------------------------------
Compensation to broker-dealers            $176                       $366                    $86
----------------------------------------------------------------------------------------------------------------------
People-related and occupancy              $15                        $22                     $27
----------------------------------------------------------------------------------------------------------------------
Other                                     $5                         $6                      $8
----------------------------------------------------------------------------------------------------------------------

                  During the fiscal year ended October 31, 2002, the Global Post-Venture Capital and International Focus Funds paid CSAMSI $1,778 and $673, respectively, under the B Shares 12b-1 Plan, and $794 and $385, respectively, under the C Shares 12b-1 Plan. During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the B Shares and C Shares 12b-1 Plans for the Global Post-Venture Capital and International Focus Funds as follows:


-------------------------------------------------------------------------------------------------------------------------
Type of Service                     Global Post-Venture   Global Post-Venture   International       International
                                    Capital Fund Class B  Capital Fund Class C  Focus Fund Class B  Focus Fund Class C
-------------------------------------------------------------------------------------------------------------------------
Advertising                         $40                   $14                   $18                 $6
-------------------------------------------------------------------------------------------------------------------------
Printing and mailing prospectuses   $3,203                $3,548                $1,032              $1,162
for promotional purposes
-------------------------------------------------------------------------------------------------------------------------
Compensation to broker-dealers      $13,070               $616                  $6,575              $1,465
-------------------------------------------------------------------------------------------------------------------------
People-related and occupancy        $91                   $34                   $41                 $19
-------------------------------------------------------------------------------------------------------------------------
Other                               $86                   $12                   $16                 $4
-------------------------------------------------------------------------------------------------------------------------

                  General. Each of the Advisor Shares 12b-1 Plans, the A, B and C Shares 12b-1 Plan and the Common Shares 12b-1 Plans will continue in effect for so long as its continuance is separately, specifically approved at least annually by the Boards, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Advisor Shares 12b-1 Plans, the A, B and C Shares 12b-1 Plan and the Common Shares 12b-1 Plans. Any material amendment of any Advisor Shares 12b-1 Plans, the A, B and C Shares 12b-1 Plan and the Common Shares 12b-1 Plans would require the approval of the Boards in the same manner. None of the Advisor Shares 12b-1 Plans, the A, B and C Shares 12b-1 Plan and the Common Shares 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each Advisor Shares 12b-1 Plan, the A, B and C Shares 12b-1 Plan and the Common Shares 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

                  Payments under the Common Shares, Advisor Shares and A, B and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed distribution expenses actually incurred.

                  CSAMSI provides the Board with periodic reports of amounts expended under the Common Shares, Advisor Shares and A, B and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        Purchases.

                  The offering price of a Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund plus, in the case of Class A Shares of the Global Post-Venture Capital Fund, the International Focus Fund and the Emerging Markets Fund, any applicable sales charge.

                  To purchase Common Shares directly from the Funds, contact the Funds to obtain an application. Fill it out and mail it to the Funds along with an investment check, payable to the Funds. The Funds cannot accept "starter" checks that do not have your name preprinted on them. The Funds also cannot accept checks payable to you or to another party and endorsed to the order of the Funds. These types of checks may be returned to you and your purchase order may not be processed.

                  As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

                  Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                  The Common Class shares of each Fund are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs") and (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs. Any Common Class shareholder of a Fund as of the close of business on December 12, 2001 can continue to buy Common Class shares of that Fund and open new accounts under the same social security number. Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares. Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder's account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

         Special Provisions Applicable to the Global Post-Venture Capital and International Focus Funds Class A, B and C Shares and the Emerging Markets Fund Class A Shares only.

                  Class A, B and C Shares are designed for investors seeking the advice of financial representatives and are not being offered directly from the Funds. All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

                  Class A Shares of the Fund are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE -- CLASS A


----------------------------------------------------------------------------------------------------------------
Amount Purchased                                   As a % of       As a % of         Commission to Financial
                                                    Amount       Offering Price     Representative as a % of
                                                   Invested                              Offering Price
----------------------------------------------------------------------------------------------------------------
Less than $50,000                                    6.10%           5.75%                   5.00%
----------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                        4.99%           4.75%                   4.00%
----------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                       3.90%           3.75%                   3.00%
----------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                       2.56%           2.50%                   2.00%
----------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                     2.04%           2.00%                   1.75%
----------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0*               0                     1.00%**
----------------------------------------------------------------------------------------------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).

** The distributor may pay a financial representative a fee of up to 1% as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

                  From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933.

                  Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' Class A, Class B or Class C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Funds' Class A, Class B or Class C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A, Class B or Class C shares should be read in connection with such firms' material regarding their fees and services.

                  Reduced sales charges shown in the above schedules apply to the aggregate of purchases of Class A shares of the Funds made at one time by any "purchaser." The term "purchaser" includes:

\
- an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

- any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

- a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

- a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

                  Initial Sales Charges Waivers. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of CSAM; (2) officers, current and former Directors of the Funds, current and former directors or trustees of other investment companies managed by CSAM or its affiliates, officers, directors and full-time employees of the CSAM affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Funds); (4) shares purchased by RIAs on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services; (5) shareholders who received shares in the Credit Suisse Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares; (6) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans; (7) Class B shares which are automatically converted to Class A shares; and (8) Class A shares acquired when dividends and distributions are reinvested in the Fund.

         Redemptions.

                  General. Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C Shares of the Global Post-Venture Capital Fund and the International Focus Fund, and certain redemptions of Class A shares of the Global Post-Venture Capital Fund and the Emerging Markets Fund.

                  Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

        Automatic Cash Withdrawal Plan.

                  An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. As described in the Prospectus, certain withdrawals under the Plan for the Class A Shares of the Global Post-Venture Capital, International Focus and Emerging Markets Funds and Class B and C Shares of the Global Post-Venture Capital Fund and International Focus Funds may be subject to a deferred sales charge. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the Prospectuses, certain withdrawals under the Plan for the Class A, B and C Shares of the Funds may be subject to a deferred sales charge.

          Special Provisions Applicable to the Global Post-Venture Capital and International Focus Funds Class B and C Shares Only.

                  The following table sets forth the rates of the CDSC applicable to redemptions of Class B Shares:


                                      Contingent Deferred Sales Charge

                                      --------------------------------
                                      as a Percentage of the Lesser of
                                      --------------------------------
                                       Dollars Invested or Redemption

                                       ------------------------------
  Year Since Purchase Payment Made                Proceeds

  --------------------------------                --------
First...........................                    4.0%
-----
Second..........................                    3.0%
------
Third...........................                    2.0%
-----
Fourth..........................                    1.0%
------
Fifth...........................                    0.0%
-----
Sixth...........................                    0.0%
-----
Seventh.........................                    0.0%
-------

                  For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

        Contingent Deferred Sales Charge - General.

                  The following example will illustrate the operation of the contingent deferred sales charge on Class B Shares. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B Shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

                  The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received. For example, an investment made on September 10, 2002 will be eligible for the second year's charge if redeemed on or after October 1, 2003. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CSAMSI receives any contingent deferred sales charge directly.

                  The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

        Redemption Fee on Common and Advisor Class Shares.

                  Each Fund imposes a 2.00% redemption fee (short-term trading fee) on Common and Advisor Class shares redeemed or exchanged within 30 days from day of purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The fee is paid to the Funds to offset costs associated with short-term shareholder trading. For purposes of computing the redemption fee, any shares purchased through reinvestment of dividends or distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee will not apply to shares purchased by investment advisory clients of CSAM or any of its affiliates, wrap fee accounts, 401(k) plans, 403(b) plans, 457 plans and other employee benefit or retirement plans sponsored by an employer, or to shares acquired by reinvestment of dividends or distributions.

                  Each Fund's Board approved the redemption fee to limit the disruptive effects on the portfolio management of the Fund that result from "market timing" of the Fund's shares. Market timing of large dollar amounts can make it difficult to implement investment strategies because the portfolio managers cannot predict how much cash the Funds will have to invest. The Funds continue to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in a Fund's view, is likely to engage in excessive trading. For the fiscal year ended October 31, 2002, the Global Post-Venture Capital, Emerging Markets and International Focus Funds received redemption fees on the sale of Common Class Shares of $7,730, $18,121 and $54,119, respectively.

                               EXCHANGE PRIVILEGE

                  An exchange privilege with certain other funds advised by CSAM is available to investors in each Fund. A Common shareholder may exchange Common shares of a Fund for Common shares of another Credit Suisse Fund at their respective net asset values. An Advisor shareholder may exchange Advisor shares of a Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values. Exchanges of Common and Advisor shares described above will be effected without a sales charge. A Class A, Class B or Class C shareholder may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse Money Market Fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares. If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day, subject to payment of any sales charge differential. Exchanges must satisfy the minimum dollar amount necessary for new purchases. The Fund may refuse exchange purchases at any time without prior notice.

                  The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange Shares of a Fund for Shares in another Credit Suisse fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse fund, an investor should contact Credit Suisse Funds at 800-927-2874 (800-222-8977 for information regarding the Advisor Shares).

                  The Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Funds reserve the right to terminate or modify the exchange privilege at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

        The Funds and Their Investments.

                  Each Fund intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock, securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

                  As a regulated investment company, each Fund that satisfies the minimum distribution requirement will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and net realized long-term and short-term capital gains, that it distributes to its shareholders. A Fund will satisfy the minimum distribution requirement if it distributes to its shareholders at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the
Code) and its net tax-exempt income for the taxable year. Each Fund will be subject to tax at regular corporate rates on any investment company taxable income or gains that it does not distribute. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

                  Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their Fund shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

                  The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains that are subject to corporate income tax in the hands of a Fund will be considered to have been distributed by year-end. The balance of such income must be distributed during the next calendar year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

                  With regard to each Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Funds and may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

                  If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

                  A Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in a short sale against the box or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

                  A Fund's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal income tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

                  Special Tax Considerations

                  The following discussion relates to the particular federal income tax consequences of the investment policies of the Funds.

                  Straddles. The options transactions that the Funds enter into may result in "straddles" for federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid federal excise tax. Furthermore, in determining their investment company taxable income and ordinary income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

                  Options and Section 1256 Contracts. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid federal excise tax liability.

                  Each of the Funds may elect not to have the year-end mark-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts (the "Mixed Straddle Election").

                  Foreign Currency Transactions. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement.

                  Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

        Passive Foreign Investment Companies.

                  If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFIC in which it invests, which may be difficult or impossible to obtain.

                  Alternatively, a Fund may make a mark-to-market election that will result in a Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

        Fund Taxes on Swaps.

                  As a result of entering into index swaps, the Funds may make or receive periodic net payments. They may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year).

        Dividends and Distributions.

                  Dividends of investment income and distributions of short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

                  Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

                  If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

        Sales of Shares.

                  Upon the sale or exchange of shares, a shareholder will recognize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt interest dividends received by the shareholder with respect to such share. Moreover, any loss realized by a shareholder on the sale of a share of any Fund held by the shareholder for six months or less will (to the extent not disallowed as set forth in the previous sentence) be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

        Foreign Taxes.

                  A Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, a Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

        Backup Withholding.

                  A Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liability.

        Notices.

                  Shareholders will be notified annually by the relevant Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Funds and Their Investments") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of each Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

        Other Taxation.

                  Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

                          DETERMINATION OF PERFORMANCE

                  From time to time, a Fund may quote the total return of its Shares in advertisements or in reports and other communications to shareholders. An investor can look for each Fund's net asset value in The Wall Street Journal each business day under the heading "Credit Suisse." Depending on a Fund's size, it may not be eligible to be listed. The Common Shares of the Funds are listed under the heading "Credit Suisse Com," the Advisor Shares of the Funds are listed under the heading "Credit Suisse ADV," and once a class reaches the required minimum size, the Class A, B and C Shares will be listed under the heading "Credit Suisse A, B or C," as applicable. Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.

                  The average annual total return for the periods ended October 31, 2002, were as follows:

                                  TOTAL RETURN

                                  COMMON SHARES


---------------------------------------------------------------------------------------------------------------------
           Fund                 Inception Date              One-Year             Five-Year          Since Inception
---------------------------------------------------------------------------------------------------------------------
   Global Post-Venture

         Capital                    9/30/96                   -25.19%               2.79%                 4.13%
---------------------------------------------------------------------------------------------------------------------
     Emerging Markets              12/30/94                    -2.28%              -8.92%                -4.55%
---------------------------------------------------------------------------------------------------------------------
   International Focus              3/31/97                   -15.85%              -0.79%                 1.10%
---------------------------------------------------------------------------------------------------------------------

                                 ADVISOR SHARES


---------------------------------------------------------------------------------------------------------------------
           Fund                 Inception Date            One-Year             Five-Year          Since Inception
---------------------------------------------------------------------------------------------------------------------
   Global Post-Venture

         Capital                    9/30/96                -25.48%               2.50%                 3.82%
---------------------------------------------------------------------------------------------------------------------
     Emerging Markets              12/30/94                 -2.5%                -9.58%                -5.05%
---------------------------------------------------------------------------------------------------------------------
      International                                                                                -16.87 (not
          Focus                    12/24/01                  --                    --               annualized)
---------------------------------------------------------------------------------------------------------------------

                                     CLASS A


------------------------------------------------------------------------------------------------
                                 Inception Date            One-Year           Since Inception
------------------------------------------------------------------------------------------------
   Global Post-Venture

         Capital                    7/31/01                -29.67%               -33.05%
------------------------------------------------------------------------------------------------
     Emerging Markets                                                         -15.04% (not
                                   11/30/01                  --                annualized)
------------------------------------------------------------------------------------------------
      International                                                           -22.10% (not
          Focus                    11/30/01                  --                annualized)
------------------------------------------------------------------------------------------------

                                     CLASS B


------------------------------------------------------------------------------------------------
                                Inception Date          One-Year Since         Inception
------------------------------------------------------------------------------------------------
   Global Post-Venture

         Capital                    7/31/02                -28.80%               -31.94%
------------------------------------------------------------------------------------------------
    International                                                             -21.07% (not
        Focus                       11/30/01                  --              annualized)
------------------------------------------------------------------------------------------------

                                     CLASS C


------------------------------------------------------------------------------------------------
                                Inception Date             One-Year           Since Inception
------------------------------------------------------------------------------------------------
   Global Post-Venture              7/31/01                -26.56%               -30.21%
         Capital

------------------------------------------------------------------------------------------------
      International                                                             -18.91% (not
           Focus                    11/30/01                  --                annualized)
------------------------------------------------------------------------------------------------

                  From time to time, Fund service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Fund expenses. The performance figures above reflect the impact of these fee waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.

                  These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measurement period to the end of the measurement period. The figures reflect changes in the price of Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

                  These figures are calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)n = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period. It is also assumed that with respect to the Class A shares, the maximum initial sales charge of 5.75% was deducted at the time of investment. Investors should note that this performance may not be representative of a Fund's total returns in longer market cycles.

                  These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

                  When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Fund seeks long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. Each Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund of the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

                  Each Fund may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. Each Fund may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of a Fund's total return in longer market cycles.

        After-Tax Return.

                  From time to time the Funds may include after-tax performance information in advertisements. To the extent a Fund includes such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions).

                                        n

                                 P(1 + T) = ATV

                                               D

Where:    P     =   a hypothetical initial payment of $1,000.

          T = average annual total return (after taxes on distributions).

          n     =   number of years.

          ATV   =   ending value of a hypothetical $1,000 investment made at the
              D     beginning of the 1-, 5- or 10-year period at the end of the
                    1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

                  The average annual total returns (after taxes on distributions) for the period since inception to October 31, 2002 were as follows:


------------------------------------------------------------------------------------------------------------------
                                                  Common Shares

                                                  --------------
------------------------------------------------------------------------------------------------------------------
                Fund                 One Year        Five Years     Since Inception       Inception Date
                ----                 --------        ----------     ---------------       --------------
------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital           -25.19%          1.74%            3.26%            9/30/96
------------------------------------------------------------------------------------------------------------------
Emerging Markets                      -2.28%           -8.97%           -4.68%           12/30/94
------------------------------------------------------------------------------------------------------------------
International Focus                   -15.89%          -2.43%           -0.39%           3/31/97
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                  Advisor Shares

                                                  --------------
--------------------------------------------------------------------------------------------------------------------
                 Fund                    One Year       Five Years     Since Inception       Inception Date
                 ----                    --------       ----------     ---------------       --------------
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital              -25.48%         1.45%            2.95%            9/30/96
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                         -2.50%          -9.89%           -5.31%           12/30/94
--------------------------------------------------------------------------------------------------------------------
International Focus                            --              --         -16.87% (not     12/24/01
                                                                          annualized)
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                            Class A
                                            -------
------------------------------------------------------------------------------------------------
               Fund                   One Year          Since            Inception Date
               ----                   --------          -----            --------------
                                                       Inception

                                                       ---------
------------------------------------------------------------------------------------------------
Global Post-Venture Capital          -29.67%           -33.05%         7/31/01
------------------------------------------------------------------------------------------------
Emerging Markets                            --         -9.80%          11/30/01
------------------------------------------------------------------------------------------------
International Focus                         --         -22.13% (not    11/30/01
                                                       annualized)
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                            Class B
                                            -------
------------------------------------------------------------------------------------------------
               Fund                   One Year          Since            Inception Date
               ----                   --------          -----            --------------
                                                      Inception

                                                      ---------
------------------------------------------------------------------------------------------------
Global Post-Venture Capital          -28.80%           -31.94%         7/31/01
------------------------------------------------------------------------------------------------
International Focus                         --         -21.08% (not    11/30/01
                                                       annualized)
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                            Class C
                                            -------

------------------------------------------------------------------------------------------------
               Fund                  One Year            Since            Inception Date
               ----                  --------            -----            --------------
                                                       Inception

                                                       ---------
------------------------------------------------------------------------------------------------
Global Post-Venture Capital          -26.56%           -30.21%         7/31/01
------------------------------------------------------------------------------------------------
International Focus                         --         -18.92% (not    11/30/01
                                                       annualized)
------------------------------------------------------------------------------------------------

Average Annual Total Return (After Taxes on Distribution and Redemptions).

                                        n

                                 P(1 + T) = ATV

                                               DR

Where:        P        =   a hypothetical initial payment of $1,000.

              T = average annual total return (after taxes on distributions and redemption).

              n        =   number of years.

              ATV      =   ending value of a hypothetical $1,000 investment
                  DR       made at the beginning of the 1-, 5- or 10-year period
                           at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.

                  The average annual total returns (after taxes on distributions and redemptions of Fund shares) for the period since inception to October 31, 2002 were as follows:


--------------------------------------------------------------------------------------------------------------------
                                                   Common Shares

                                                   -------------
--------------------------------------------------------------------------------------------------------------------
                 Fund                    One Year       Five Years     Since Inception       Inception Date
                 ----                    --------       ----------     ---------------       --------------
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital              -15.46%         2.12%            3.25%            9/30/96
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                         -1.40%          -29.15%          -3.39%           12/30/94
--------------------------------------------------------------------------------------------------------------------
International Focus                      -9.73%          -0.91%           0.62%            3/31/97
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                  Advisor Shares

                                                  --------------
--------------------------------------------------------------------------------------------------------------------
                 Fund                    One Year       Five Years     Since Inception       Inception Date
                 ----                    --------       ----------     ---------------       --------------
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital              -15.65%         1.89%            3.01%            9/30/96
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                         -1.53%          -7.40%           -3.93%           12/30/94
--------------------------------------------------------------------------------------------------------------------
International Focus                          --              --           -10.36 (not      12/24/01
                                                                          annualized

--------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                             Class A
                                             -------
---------------------------------------------------------------------------------------------------
                 Fund                      One Year      Since Inception       Inception Date
                 ----                      --------      ---------------       --------------
---------------------------------------------------------------------------------------------------
Global Post-Venture Capital             -18.22%          -26.16%          7/31/01
---------------------------------------------------------------------------------------------------
Emerging Markets                              --         -9.23% (not      11/30/01
                                                         annualized)
---------------------------------------------------------------------------------------------------
International Focus                           --         -13.57% (not     11/30/01
                                                         annualized)
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                             Class B
                                             -------
---------------------------------------------------------------------------------------------------
                 Fund                       One Year     Since Inception       Inception Date
                 ----                       --------     ---------------       --------------
---------------------------------------------------------------------------------------------------
Global Post-Venture Capital              -17.68%         -25.29%          7/31/01
---------------------------------------------------------------------------------------------------
International Focus                            --        -12.94% (not     11/30/01
                                                         annualized)
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                             Class C
                                             -------
---------------------------------------------------------------------------------------------------
                 Fund                       One Year     Since Inception       Inception Date
                 ----                       --------     ---------------       --------------
---------------------------------------------------------------------------------------------------
Global Post-Venture Capital              -16.31%         -23.94%          7/31/01
---------------------------------------------------------------------------------------------------
International Focus                            --        -11.61% (not     11/30/01
                                                         annualized)
---------------------------------------------------------------------------------------------------

                  The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

                  Each Fund may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper, Inc. or similar investment services that monitor the performance of mutual funds; (ii) the Tokyo Stock Exchange (TOPIX) Index, which is an unmanaged index of common stock; or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. Each Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications such as Barron's, Business Week, Financial Times, Forbes, Fortune, Inc., Institutional Investor, Investor's Business Daily, Money, Morningstar, SmartMoney, The Wall Street Journal and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Fund may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper, Inc. or similar investment services that monitor mutual funds.

                  CSAM believes that a diversified portfolio of international equity securities, when combined with a similarly diversified portfolio of domestic equity securities, tends to have a lower volatility than a portfolio composed entirely of domestic securities. Furthermore, international equities have been shown to reduce volatility in single asset portfolios regardless of whether the investments are in all domestic equities or all domestic fixed-income instruments, and research indicates that volatility can be significantly decreased when international equities are added.

                  To illustrate this point, the performance of international equity securities, as measured by the Morgan Stanley Capital International
(EAFE) Europe, Australasia, Far East Index (the "EAFE Index"), has equaled or exceeded that of domestic equity securities, as measured by the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") in 16 of the last 31 years. The following table compares annual total returns of the EAFE Index and the S&P 500 Index for the calendar years shown.

                          EAFE INDEX VS. S&P 500 INDEX
                                    1972-2001

                              ANNUAL TOTAL RETURN+


                 YEAR                                 EAFE INDEX                            S&P 500 INDEX
                 ----                                 ----------                            -------------
                 1972*                                   33.28                                  15.63
                 1973*                                  -16.82                                 -17.37
                 1974*                                  -25.60                                 -29.72
                 1975                                    31.21                                  31.55
                 1976                                     -.36                                  19.15
                 1977*                                   14.61                                 -11.50
                 1978*                                   28.91                                   1.06
                 1979                                     1.82                                  12.31
                 1980                                    19.01                                  25.77
                 1981*                                   -4.85                                  -9.73
                 1982                                    -4.63                                  14.76
                 1983*                                   20.91                                  17.27
                 1984*                                    5.02                                   1.40
                 1985*                                   52.97                                  26.33
                 1986*                                   66.80                                  14.62
                 1987*                                   23.18                                   2.03
                 1988*                                   26.66                                  12.40
                 1989                                     9.22                                  27.25
                 1990                                   -24.71                                  -6.56
                 1991                                    10.19                                  26.31
                 1992                                   -13.89                                   4.46
                 1993*                                   30.49                                   7.06
                 1994*                                    6.24                                  -1.54
                 1995                                     9.42                                  34.11
                 1996                                     4.40                                  20.26
                 1997                                     0.24                                  31.01
                 1998                                    18.29                                  26.23
                 1999*                                   26.97                                  21.02
                 2000                                   -14.17                                  -9.10
                 2001                                   -21.20                                 -11.88
                 2002                                   -15.66                                 -22.10

-----------

+  Without reinvestment of dividends.

* The EAFE Index has outperformed the S&P 500 Index 16 out of the last 31 years.

                  The quoted performance information shown above is not intended to indicate the future performance of a Fund.

                  Advertising or supplemental sales literature relating to a Fund may describe the percentage decline from all-time high levels for certain foreign stock markets. It may also describe how the Fund differs from the EAFE Index in composition. Advertising or supplemental sales literature relating to the Global Post-Venture Capital Fund may discuss characteristics of venture capital financed companies and the benefits expected to be achieved from investing in these companies.

                  In its reports, investor communications or advertisements, each Fund may also include: (i) its total return performance; (ii) its performance compared with various indexes or other mutual funds; (iii) published evaluations by nationally recognized ranking services and financial publications; (iv) descriptions and updates concerning its strategies and portfolio investments; (v) its goals, risk factors and expenses compared with other mutual funds; (vi) analysis of its investments by industry, country, credit quality and other characteristics; (vii) a discussion of the risk/return continuum relating to different investments; (viii) the general biography or work experience of the portfolio managers of the Fund; (ix) portfolio manager commentary or market updates; (x) research methodology underlying stock selection or the Fund's investment objective; and (xi) other information of interest to investors.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The financial statements for the Funds that are incorporated by reference in this Statement of Additional Information have been audited by PwC and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                  Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as counsel for each Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

                  As of January 28, 2003, the name, address and percentage of ownership of each person that owns of record 5% or more of a class of a Fund's outstanding shares were as follows:

                        GLOBAL POST-VENTURE CAPITAL FUND


                                                Common         Advisor        Class A        Class B       Class C
                                                Shares          Shares        Shares         Shares         Shares
                                                ------          ------        ------         ------         ------
Charles Schwab & Co. Inc.                       49.33%
Special Custody Account for the Exclusive
Benefit of Customers
Attn Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122


                                                Common         Advisor        Class A        Class B       Class C
                                                Shares          Shares        Shares         Shares         Shares
                                                ------          ------        ------         ------         ------
National Financial Services Corp.                12.08%
FBO Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

Sterling Trust Company                                          35.15%
Trustee FBO Rohde Brothers
1380 Lawrence Street, Suite 1400
Denver, CO 80204-2060

National Financial Services Corp.                               7.74%
FBO Customers
Church Street Station
P.O. Box 3908
New York, NY 10008-3908

First Union National Bank Custodian                             6.39%
FBO Various Retirement Plans
NC 1151
1525 West WT Harris Blvd.
Charlotte, NC 28262-8522

Sterling Trust Company                                          6.12%
Trustee FBO Truckers & Travelers 401(k)
1380 Lawrence Street, Suite 1400
Denver, CO 80204-2060

Merrill Lynch Pierce Fenner & Smith                                           75.98%
Building 1, Team A Fl. 2
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

Donaldson Lufkin Jenrette                                                      9.98%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                      5.09%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                    39.54%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


                                                Common         Advisor        Class A        Class B       Class C
                                                Shares          Shares        Shares         Shares         Shares
                                                ------          ------        ------         ------         ------
Donaldson Lufkin Jenrette                                                                    13.55%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Salomon Smith Barney Inc.                                                                     7.21%
00127G48583

333 West 34th Street - 3rd Floor
New York , NY 10001-2483

American Enterprise Investment Svcs                                                           7.09%
FBO 212610451
P.O. Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                     6.69%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

American Enterprise Investment Svcs                                                           6.20%
FBO 197735631
P.O. Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                     5.63%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   37.17%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   28.05%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   13.34%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   11.31%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


                                                Common         Advisor        Class A        Class B       Class C
                                                Shares          Shares        Shares         Shares         Shares
                                                ------          ------        ------         ------         ------
Raymond James & Assoc. Inc.                                                                                 8.95%
FBO Ruossa Sira
BIN# 77560359
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

                              EMERGING MARKETS FUND


                                                              Common      Advisor       Class A
                                                              Shares      Shares        Shares
                                                              ------      ------        ------
            Charles Schwab & Co. Inc.                        24.11%
            Special Custody Account for the Exclusive
            Benefit of Customers
            Attn Mutual Funds
            101 Montgomery St.
            San Francisco, CA 94104-4122

            Salomon Smith Barney Inc.                        15.42%
            Book Entry Account
            Attn: Matt Maesstri
            333 West 34th Street - 7th Floor
            New York , NY 10001-2483

            National Financial Services Corp.                11.25%
            FBO Customers
            Church Street Station
            PO Box 3908
            New York, NY 10008-3908

            Smith Barney Corporate Trust Company              7.42%
            Trustee FBO Smith Barney 401k
            Advisor Group Trust Dated 01/01/98
            2 Tower Center
            PO Box 1063 Plan Valuation Services
            East Brunswick, NJ 08816-1063

            Donaldson Lufkin Jenrette                                       7.05%
            Securities Corporation Inc.
            P.O. Box 2052
            Jersey City, NJ 07303-2052

            Donaldson Lufkin Jenrette                                       5.49%
            Securities Corporation Inc.
            P.O. Box 2052
            Jersey City, NJ 07303-2052


                                                              Common        Advisor       Class A
                                                              Shares        Shares        Shares
                                                              ------        ------        ------

            Donaldson Lufkin Jenrette                                       5.13%
            Securities Corporation Inc.
            P.O. Box 2052
            Jersey City, NJ 07303-2052

            Donaldson Lufkin Jenrette                                                     90.84%
            Securities Corporation Inc.
            P.O. Box 2052
            Jersey City, NJ 07303-2052

            Credit Suisse Asset Management LLC                                             8.11%
            466 Lexington Ave., 10th Floor
            New York, NY 10017-3142

                            INTERNATIONAL FOCUS FUND


                                                Common        Advisor        Class A        Class B        Class C
                                                Shares         Shares        Shares         Shares         Shares
                                                ------         ------        ------         ------         ------
Charles Schwab & Co. Inc.                       27.38%
Special Custody Account for the Exclusive
Benefit of Customers
Attn Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services Corp.                12.33%
FBO Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

Connecticut General Life Ins. Co.                               99.26%
on behalf of its Separate Accounts
Attn: Carmen G. Rivera
280 Trumbull St. #H19B
Hartford, CT 06103-3509

American Enterprise Investment Svcs.                                          12.53%
FBO 208407991
PO Box 9446
Minneapolis, MN 55440-9446

American Enterprise Investment Svcs.                                          11.68%
FBO 21028337
PO Box 9446
Minneapolis, MN 55440-9446


                                                Common        Advisor        Class A        Class B        Class C
                                                Shares         Shares        Shares         Shares         Shares
                                                ------         ------        ------         ------         ------
Raymond James & Assoc. Inc.                                                    8.78%
FBO Padron Eduardo
BIN# 79649487
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Raymond James & Assoc. Inc.                                                    8.32%
FBO Yock TR
BIN# 51917267
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Merrill Lynch Pierce Fenner & Smith                                            8.13%
Building 1, Team A Fl. 2
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

Donaldson Lufkin Jenrette                                                      6.77%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

American Enterprise Investment Svcs.                                           6.62%
FBO 215989091
PO Box 9446
Minneapolis, MN 55440-9446

American Enterprise Investment Svcs.                                           6.50%
FBO 218769741
PO Box 9446
Minneapolis, MN 55440-9446

Raymond James & Assoc. Inc.                                                    6.40%
FBO Maloney Gregory
BIN# 51922117
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Raymond James & Assoc. Inc.                                                    5.49%
FBO Ray IRA
BIN# 75836218
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Merrill Lynch Pierce Fenner & Smith                                                          24.62%
Building 1, Team A Fl. 2
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486


                                                Common        Advisor        Class A        Class B        Class C
                                                Shares         Shares        Shares         Shares         Shares
                                                ------         ------        ------         ------         ------
Donaldson Lufkin Jenrette                                                                    14.19%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                    13.24%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

American Enterprise Investment Svcs.                                                          8.30%
FBO 216829351
PO Box 9446
Minneapolis, MN 55440-9446

American Enterprise Investment Svcs.                                                          6.46%
FBO 217014381
PO Box 9446
Minneapolis, MN 55440-9446

American Enterprise Investment Svcs.                                                          5.09%
FBO 215551561
PO Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                                   18.96%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   16.69%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                                                                   13.65%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

American Enterprise Investment Svcs                                                                         10.58%
FBO 202501711
P.O. Box 9446
Minneapolis, MN 55440-9446

Donaldson Lufkin Jenrette                                                                                   9.10%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


                                                Common        Advisor        Class A        Class B        Class C
                                                Shares         Shares        Shares         Shares         Shares
                                                ------         ------        ------         ------         ------

Donaldson Lufkin Jenrette                                                                                   8.35%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Salomon Smith Barney Inc.                                                                                   5.31%
00135609758

333 West 34th Street - 3rd Floor
New York , NY 10001-2483

                              FINANCIAL STATEMENTS

                  Each Fund's audited Annual Reports for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference with respect to all information regarding the relevant Fund included therein. Each Fund will furnish without charge a copy of its Annual Report upon request by calling Credit Suisse Funds at 800-927-2874 (for the Advisor Shares, please call 800-222-8977).

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

                  Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Short-Term Note Ratings

                  The following summarizes the two highest ratings used by S&P for short-term notes:

                  SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

                  SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

                  The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

                  MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

Corporate Bond and Municipal Obligations Ratings

                  The following summarizes the ratings used by S&P for corporate bonds and Municipal Obligations:

                  AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

                  A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

                  BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC and C - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

                  B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                  CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

                  CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                  C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

                  To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

                  D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                  The following summarizes the ratings used by Moody's for corporate bonds and Municipal Obligations:

                  Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                  Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

                  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                 THE STATEMENT OF ADDITIONAL INFORMATION OF THE
                   INTERNATIONAL FUND, DATED FEBRUARY 28, 2003


                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                     Class A, B, C and Common Shares of the

                       CREDIT SUISSE SMALL CAP VALUE FUND

                     Class A, B, C and Advisor Shares of the

                       CREDIT SUISSE LARGE CAP VALUE FUND

                         Class A, B and C Shares of the

                        CREDIT SUISSE TAX EFFICIENT FUND
                        CREDIT SUISSE INTERNATIONAL FUND

          This combined STATEMENT OF ADDITIONAL INFORMATION provides information about the Credit Suisse Tax Efficient Fund (the "Tax Efficient Fund"), the Credit Suisse Large Cap Value Fund (the "Large Cap Value Fund"), the Credit Suisse Small Cap Value Fund (the "Small Cap Value Fund") and the Credit Suisse International Fund (the "International Fund") (each a "Fund," and together, the "Funds") that supplements information contained in (i) the PROSPECTUS for the Common Shares of the Small Cap Value Fund, dated February 28, 2003; (ii) the PROSPECTUS for the Advisor Shares of the Large Cap Value Fund; and (iii) the PROSPECTUS for the the Class A, Class B and Class C shares of the Small Cap Value Fund, Tax Efficient Fund, Large Cap Value Fund and International Fund, dated February 28, 2003, each as amended or supplemented from time to time (together the "PROSPECTUSES"), and is incorporated by reference in its entirety into those PROSPECTUSES.

          Each Fund's audited ANNUAL REPORT, dated October 31, 2002, for the classes of shares it makes available, which either accompanies this STATEMENT OF ADDITIONAL INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, as relevant to the particular investor, is incorporated herein by reference.

          This STATEMENT OF ADDITIONAL INFORMATION is not itself a prospectus. Copies of the PROSPECTUSES, ANNUAL REPORTS and information regarding each Fund's current performance may be obtained by writing or telephoning:

  CLASS A, CLASS B, CLASS C AND COMMON SHARES             ADVISOR SHARES
  -------------------------------------------             --------------

              Credit Suisse Funds                      Credit Suisse Funds
                P.O. Box 55030                            P.O. Box 55030
             Boston, MA 02205-5030                    Boston, MA 02205-5030
                (800) 927-2874                     Attn: Institutional Services
                                                          (800) 222-8977

                               TABLE OF CONTENTS

                                                                                                     PAGE
INVESTMENT OBJECTIVES AND POLICIES                                                                     1
         Options Generally                                                                             2

                  OPTIONS ON SECURITIES AND SECURITIES INDICES AND CURRENCY TRANSACTIONS               2
                  SECURITIES OPTIONS                                                                   2
                  SECURITIES INDEX OPTIONS                                                             5
                  OTC OPTIONS                                                                          5

         Currency Exchange Transactions                                                                6

                  FORWARD CURRENCY CONTRACTS                                                           6
                  CURRENCY OPTIONS                                                                     7
                  CURRENCY HEDGING                                                                     7

         Futures Activities                                                                            8

                  FUTURES CONTRACTS                                                                    9
                  OPTIONS ON FUTURES CONTRACTS                                                        10

         Hedging Generally                                                                            10

                  ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES       11

         Foreign Investments                                                                          12

                  FOREIGN CURRENCY EXCHANGE                                                           12
                  INFORMATION                                                                         13
                  POLITICAL INSTABILITY                                                               13
                  FOREIGN MARKETS                                                                     13
                  INCREASED EXPENSES                                                                  13
                  PRIVATIZATIONS                                                                      14
                  FOREIGN DEBT SECURITIES                                                             14
                  SOVEREIGN DEBT                                                                      14
                  BRADY BONDS                                                                         15
                  DEPOSITARY RECEIPTS                                                                 16

          U.S. Government Securities                                                                  17
          Money Market Obligations                                                                    17
          Repurchase Agreements                                                                       18
          Debt Securities                                                                             18
          Convertible Securities                                                                      19
          Temporary Defensive Strategies                                                              19
          Securities of Other Investment Companies                                                    19
          Lending of Portfolio Securities                                                             20
          When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments               20

                                                                                                     PAGE
          Short Sales                                                                                 21
          Short Sales "Against the Box"                                                               22
          Reverse Repurchase Agreements                                                               23
          Warrants                                                                                    23
          Non-Publicly Traded and Illiquid Securities                                                 24
                  RULE 144A SECURITIES                                                                25

         Interest Only and Principal Only Instruments                                                 25
         Borrowing                                                                                    25
         Small Capitalization and Emerging Growth Companies; Unseasoned Issuers                       26
         "Special Situation" Companies                                                                26
INVESTMENT RESTRICTIONS                                                                               26
         Tax Efficient Fund, Small Cap Value Fund, Large Cap Value Fund                               27
         International Fund                                                                           29
PORTFOLIO VALUATION                                                                                   30
PORTFOLIO TRANSACTIONS                                                                                31
PORTFOLIO TURNOVER                                                                                    35
MANAGEMENT OF THE FUNDS                                                                               36
         Officers and Boards of Trustees                                                              36
         Ownership in Securities of the Funds and Fund Complex                                        46
         Committees and Meetings of Trustees                                                          48
         Trustees' Total Compensation for Fiscal Year Ended October 31, 2002                          49
         Advisory Agreements                                                                          49
         Advisory Fees Paid to CSAM                                                                   51
         Sub-Advisory Agreements                                                                      52
         Board Approval of Advisory Agreements                                                        54
         Administration Agreements                                                                    55
         Code of Ethics                                                                               58
         Custodian and Transfer Agent                                                                 58
         Distribution and Shareholder Servicing                                                       59
                  Common Shares                                                                       59
                  Advisor Shares                                                                      59
                  Class A, Class B and Class C Shares                                                 60
                  International Fund -- Class A, Class B and Class C Shares                           62
         Organization of the Funds                                                                    66
         Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund                            66
         International Fund                                                                           67
         General                                                                                      68
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                        69
                  Common Class Shares                                                                 69
                  Class A Shares, Class B Shares and Class C Shares                                   70
         Initial Sales Charges Waivers                                                                71
         Redemptions                                                                                  72
         General                                                                                      72
         Automatic Cash Withdrawal Plan                                                               72
         Special Provisions Applicable to Each Fund's Class B and
             Class C Shares Only.                                                                     73

                                                                                                     PAGE
         Contingent Deferred Sales Charge - General                                                   73
EXCHANGE PRIVILEGE                                                                                    74
ADDITIONAL INFORMATION CONCERNING TAXES                                                               75
         The Funds and Their Investments                                                              75
         Special Tax Considerations                                                                   77

                  STRADDLES                                                                           78
                  OPTIONS AND SECTION 1256 CONTRACTS                                                  78
                  FOREIGN CURRENCY TRANSACTIONS                                                       78
                  PASSIVE FOREIGN INVESTMENT COMPANIES                                                79
                  ASSET DIVERSIFICATION REQUIREMENT                                                   79
                  FOREIGN TAXES                                                                       80
                  FUND TAXES ON SWAPS                                                                 80
                  DIVIDENDS AND DISTRIBUTIONS                                                         80
                  SALES OF SHARES                                                                     81
                  BACKUP WITHHOLDING                                                                  81
                  NOTICES                                                                             82
                  OTHER TAXATION                                                                      82

DETERMINATION OF PERFORMANCE                                                                          82

          Average Annual Total Returns                                                                82
          Yield                                                                                       82
          After-Tax Return                                                                            86
INDEPENDENT ACCOUNTANTS AND COUNSEL                                                                   90
MISCELLANEOUS                                                                                         91
FINANCIAL STATEMENTS                                                                                  94
APPENDIX                                                                                              1

                       INVESTMENT OBJECTIVES AND POLICIES

          The following policies supplement the descriptions of each Fund's investment objective and policies in the PROSPECTUSES. There are no assurances that the Funds will achieve their investment objectives.

          The investment objective of the Tax Efficient Fund is long-term capital appreciation on an after tax basis.

          The investment objective of the Large Cap Value Fund is long-term capital appreciation and continuity of income.

          The investment objective of the Small Cap Value Fund is a high level of growth of capital.

          The investment objective of the International Fund is long-term growth of capital.

          The Tax Efficient Fund will invest under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. The Tax Efficient Fund has an explicit investment strategy of seeking to reduce, though not eliminate, taxable distributions to shareholders. The practices used to achieve this strategy include offsetting gains realized in one security by selling another security at a capital loss, limiting sales of securities that result in capital gains and holding securities long enough to avoid higher short-term capital tax gains rates. However, gains may be realized when the Fund believes the risk of holding a security outweighs tax considerations.

          The Large Cap Value Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations. The Large Cap Value Fund considers a large company to be one whose market capitalization is equal to or greater than the smallest company in the Russell 1000 Index.

          The Small Cap Value Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of small U.S. companies that appear to be undervalued. "Small cap" companies, for the purposes of this Fund, are considered to be companies whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index.

          The International Fund will invest, under normal market conditions, at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign markets. These percentage requirements will not be applicable during periods when the International Fund pursues a temporary defensive strategy, as discussed below.

          The Funds' 80% investment policies are non-fundamental and may be changed by the Board of Trustees of the Trusts to become effective upon at least 60 days' notice to shareholders of the applicable Fund prior to any such change.

          Unless otherwise indicated, all of the Funds are permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available in the future.

          OPTIONS GENERALLY. The Funds may purchase and write (sell) options on securities, securities indices and currencies for both hedging purposes and to increase total return, which may involve speculation, subject to the limitations set forth below.

          OPTIONS ON SECURITIES AND SECURITIES INDICES AND CURRENCY TRANSACTIONS. The Tax Efficient Fund and the Large Cap Value Fund may write covered calls on securities or securities indices for purposes of hedging against a decline in the value of the respective portfolio securities. The Small Cap Value Fund may write covered calls, purchase calls, purchase put options and write covered put options on securities and securities indices both for hedging and return enhancement purposes. The Small Cap Value Fund may also seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments, such as financial futures contracts and options thereon. The International Fund may purchase and sell call and put options, including securities index options. The International Fund may also purchase and sell financial futures contracts and options thereon, which are traded on a commodities exchange or board of trade for certain hedging, return enhancement, and risk management purposes.

          Neither the Tax Efficient Fund nor the Large Cap Value Fund may write a covered call option if, as a result thereof, the aggregate value of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or the market value of the underlying securities) or the amount deposited in a segregated account would exceed 5% of such Fund's total assets. The Small Cap Value Fund may not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its total assets. The International Fund will write only fully covered options. The International Fund may not write a call option if, as a result thereof, the aggregate of the International Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets.

         SECURITIES OPTIONS. Each Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Fund, force the sale or purchase of fund securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). A Fund that writes call options retains the risk of an increase in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

          In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund may compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (i) in-the-money call options when Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM" or the "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when CSAM expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when CSAM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or, if permissible, written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the

OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Funds, however, intend to purchase OTC options only from dealers whose debt securities, as determined by CSAM, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class, which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds, a Fund and other clients of CSAM and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

          SECURITIES INDEX OPTIONS. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC OPTIONS. The Small Cap Value Fund and the International Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          Each Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Fund will conduct its currency exchange transactions (i) on a spot (I.E., cash) basis at the rate prevailing in the currency exchange market,
(ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events.

          Each Fund may engage in currency exchange transactions for both hedging purposes and to increase total return.

          FORWARD CURRENCY CONTRACTS. The International Fund will generally enter into forward contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to

"lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy or sell the amount of foreign currency needed to settle the transaction. Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the International Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Although forward contracts will be used primarily to protect the International Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in forward currency contract may result in substantial losses to the International Fund. To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (E.G., through the use of hedging transactions).

          CURRENCY OPTIONS. The Small Cap Value and International Funds may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          CURRENCY HEDGING. The Funds' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the Fund will have the right to sell the foreign currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

          FUTURES ACTIVITIES. The Small Cap Value Fund may seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments currently or hereafter available, such as financial futures contracts and options thereon. The International Fund may also purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the "CFTC"). These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

          These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by a Fund upon entering into a futures contract. Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker, such as U.S. government securities or other liquid high-grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Funds will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

          OPTIONS ON FUTURES CONTRACTS. An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          HEDGING GENERALLY. In addition to entering into options, futures and currency transactions for other purposes, including generating current income to offset expenses or increase return, a Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction to the portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Small Cap Value Fund or International Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

          In hedging transactions based on an index, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by CSAM still may not result in a successful hedging transaction.

          Each Fund will engage in hedging transactions only when deemed advisable by CSAM, and successful use by the Funds of hedging transactions will be subject to CSAM's ability to predict trends in currencies, interest rates or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

          To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a Fund may be unable to close out a position without incurring substantial losses, if at all. The Funds are also subject to the risk of a default by a counterparty to an off-exchange transaction.

          ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES. Each Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of forward currency contracts; options written by the Funds on currencies, securities and securities indices; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets

(as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Funds may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, the International Fund is limited to an investment not in excess of 5% of its total assets, except that the International Fund may purchase and sell such instruments, without limitation, for BONA FIDE hedging purposes.

          FOREIGN INVESTMENTS. The International Fund invests primarily in equity securities of companies located in or conducting a majority of their business in developed foreign markets, or companies whose securities trade primarily in developed foreign markets. The Small Cap Value Fund may invest up to 20% of the value of its net assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. ("foreign securities"). The Tax Efficient Fund and the Large Cap Value Fund may each invest up to 10% of its total assets in foreign securities. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, foreign investments by the Funds are subject to the risk that natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Natural disaster risks are, of course, not limited to foreign investments and may apply to a Fund's domestic investments as well. Each Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          FOREIGN CURRENCY EXCHANGE. Since each Fund may invest in securities denominated in currencies other than the U.S. dollar, and since a Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Fund's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed by a Fund with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.


          INFORMATION. Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

          POLITICAL INSTABILITY. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          FOREIGN MARKETS. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuation and increased liquidity.

          INCREASED EXPENSES. The operating expenses of a Fund, to the extent it invests in foreign securities, can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund associated with foreign investing, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

          PRIVATIZATIONS. All of the Funds may invest in privatizations (I.E., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

          FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the euro, the new single currency for eleven Economic and Monetary Union member states. The euro represents specified amounts of the currencies of certain member states of the Economic and Monetary Union and was introduced on January 1, 1999.

          SOVEREIGN DEBT. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While CSAM intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service ("Moody's") and Standard and Poor's Ratings Service ("S&P"). Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. From time to time, a Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.

          BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," to the extent permitted by its other investment restrictions, which have been issued by, among other countries, Argentina, Brazil, the Dominican Republic, Mexico, Nigeria, the Philippines, Poland, and Venezuela and which may be issued by other Latin American and ex-Soviet Union countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history, and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and some are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          DEPOSITARY RECEIPTS. Assets of the Funds may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depositary Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of the Funds' investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

          EMERGING MARKETS. Each of the Funds may, to the extent permitted by its percentage restriction in foreign securities, invest in securities of issuers located in less developed countries considered to be "emerging markets." Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

          U.S. GOVERNMENT SECURITIES. The obligations issued or guaranteed by the U.S. government in which the Funds may invest include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury

Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. government securities in which the Funds may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Each Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

          MONEY MARKET OBLIGATIONS. Each of the Funds is authorized to invest in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

          REPURCHASE AGREEMENTS. The Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund may enter into repurchase agreements with respect to marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The Funds may enter into repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. CSAM monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940 (the "1940 Act").

          DEBT SECURITIES. Each Fund may invest up to 20% of its net assets in investment grade fixed-income securities. The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix A to this STATEMENT OF ADDITIONAL INFORMATION.

          Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by a Fund, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. The Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

          The interest income to be derived may be considered as one factor in selecting debt securities for investment by CSAM. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon CSAM's ability to accurately forecast changes in interest rates. The market value of debt obligations may be expected to vary depending upon, among other factors, interest rates, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

          A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by CSAM. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. Investors should be aware that ratings are relative and subjective and not absolute standards of quality. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Fund should continue to hold the securities.

          CONVERTIBLE SECURITIES. The International Fund may invest up to 25% of its assets in foreign convertible securities. The Adviser currently does not intend to invest over 5% of the International Fund's assets in convertible securities rated below investment grade. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although CSAM will consider such event in its determination of whether the Fund should continue to hold the securities.

          TEMPORARY DEFENSIVE STRATEGIES. The Tax Efficient Fund reserves the right, when the Adviser determines it appropriate, to invest in investment grade short-term fixed-income securities and other investment grade debt securities, enter into repurchase agreements and hold cash for temporary defensive purposes.

          SECURITIES OF OTHER INVESTMENT COMPANIES. The Large Cap Value, Tax Efficient and International Funds may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order, and the Large Cap Value Fund may invest in securities of unaffiliated money market funds. Presently, under the 1940 Act, each Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

          LENDING OF PORTFOLIO SECURITIES. Each Fund may each seek to receive or increase income by lending their respective portfolio securities. The aggregate value of securities loaned by a Fund may not exceed 25% of the value of its total assets. Each Fund will have the right to call such loans and obtain the securities loaned at any time on five days notice. Loans of portfolio securities will be collateralized by cash or liquid securities, which are segregated at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

          By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not an investment objective of the Funds, income received could be used to pay a Fund's expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least the applicable percentage of cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Fund's securities will be fully collateralized and marked to market daily.

          The Funds and CSAM have received an order of exemption (the "Order") from the Securities and Exchange Commission to permit Credit Suisse First Boston ("CSFB") to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

          WHEN-ISSUED SECURITIES, DELAYED-DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. Each Fund may purchase securities on a when-issued basis or on a forward commitment basis, and it may purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each Fund engages in when-issued purchases and forward commitments in furtherance of its investment objectives.

          In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. The Funds will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction before the settlement date if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Each Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

          When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          SHORT SALES. The Small Cap Value Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Small Cap Value Fund may engage in short sales to a limited extent.

          To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

          The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

          SHORT SALES "AGAINST THE BOX". Each Fund may enter into short sales "against the box." No more than 10% of each Fund's net assets (taken at the then current market value) may be held as collateral for such sales at any one time. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain without additional cost an equal amount of the security being sold short. It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will continue to segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          A Fund may make a short sale as a hedge when it believes that the price of a security may decline and cause a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Funds may effect short sales.

          REVERSE REPURCHASE AGREEMENTS. The Tax Efficient Fund, Small Cap Value Fund and International Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will segregate cash or liquid securities in an account with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated assets will be marked to market directly and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or Fund securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are accounted for as financings are considered to be borrowings under the 1940 Act.

          WARRANTS. The Tax Efficient Fund and the Small Cap Value Fund may invest up to 5% of their respective total assets in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Fund may invest in warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

          Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights except for the right to purchase the underlying security.

          NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Tax Efficient Fund and the Large Cap Value Fund may invest in restricted securities and may invest in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Fund's net assets to be invested in assets which are not readily marketable. The Small Cap Value Fund may invest in assets not having a ready market if such purchases at the time thereof would not cause more than 10% of the value of its net assets to be invested in assets which are not readily marketable. The International Fund may invest up to 15% of the value of its net assets in illiquid investments. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Non-publicly traded securities (including Rule 144A Securities, discussed below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. A Fund's investment in illiquid securities is subject to the risk that should such Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of such Fund's net assets could be adversely affected.

          RULE 144A SECURITIES. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. CSAM anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid; and therefore, subject to each Fund's limit on the purchase of illiquid securities that Board or its delegates determine that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Board has adopted guidelines and delegated to CSAM the daily function of determining and monitoring the illiquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

          INTEREST ONLY AND PRINCIPAL ONLY INSTRUMENTS. The Small Cap Value Fund may invest in securities representing interests in a pool of mortgages or other assets the cash flow of which has been separated into its interest and principal components, commonly known as "IOs" (interest only) and "POs" (principal only). IOs and POs issued by parties other than agencies or instrumentalities of the U.S. Government are considered, under current guidelines of the staff of the SEC, to be illiquid securities.

          BORROWING. The International Fund may borrow up to one-third of the value of its total assets, and each other Fund may invest up to 15% of its total assets, from banks to increase its holdings of portfolio securities or for other purposes. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds expect that some of their borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

          SMALL CAPITALIZATION AND EMERGING GROWTH COMPANIES; UNSEASONED ISSUERS. At least 80% of the Small Cap Value Fund's net assets, plus any borrowings for investment purposes, will be invested in equity securities of small market capitalization companies, which for the purposes of this Fund, are those companies whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies. Investments in small- and medium-sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

                  "SPECIAL SITUATION" COMPANIES. The Small Cap Value Fund may invest in securities of companies in special situations, that is, in securities the values of which may be affected by particular developments unrelated to business conditions generally, and which may fluctuate without relation to general market trends. "Special situation" companies are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

                             INVESTMENT RESTRICTIONS

          The following investment limitations of each Fund may not be changed without the affirmative vote of the holders of a majority of the relevant Fund's outstanding shares ("Fundamental Restrictions"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

         TAX EFFICIENT FUND, SMALL CAP VALUE FUND, LARGE CAP VALUE FUND

          The following fundamental investment limitations are applicable to the Tax Efficient Fund, Small Cap Value Fund and Large Cap Value Fund and may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund. This means an affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. Except as set forth in the PROSPECTUS and this STATEMENT OF ADDITIONAL INFORMATION, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

          Each Fund may not:

          1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation for the Small Cap Value Fund or the Large Cap Value Fund in respect of investments in U.S. Government Securities or, for the Small Cap Value Fund, in municipal bonds (including industrial development bonds). A Fund may be deemed to be concentrated to the extent that it invests more than 25% of its total assets in taxable municipal securities issued by a single issuer;

          3. Purchase securities on margin, but a Fund may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

          4. Make loans of its assets to any person, except for (i) the purchase of publicly distributed debt securities, (ii) the purchase of non-publicly distributed securities subject to paragraph 7, (iii) the lending of portfolio securities, and (iv) the entering of repurchase agreements;

          5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including all amounts borrowed) less liabilities (not including all amounts borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made. This restriction and asset limitation on borrowing shall not prohibit the Funds from entering into reverse repurchase agreements;

          6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 and except, with respect to the Small Cap Value Fund and the Large Cap Value Fund, in connection with hedging transactions, short sales (against the box), when issued and forward commitment transactions and similar investment strategies;

          7. Act as an underwriter of securities of other issuers, except that a Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Funds or the Advisor might be deemed to be an underwriter for purposes of the Securities Act of 1933 and except, with respect to the Small Cap Value Fund, to the extent that in connection with the disposition of portfolio securities such Fund may be deemed to be an underwriter;

          8. Invest more than 10% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days; provided that the Small Cap Value Fund will not invest in restricted securities. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("Rule 144A Securities") are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of Credit Suisse Capital Funds in good faith deem appropriate to reflect their value;

          9. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

          10. With respect to the Tax Efficient Fund and the Large Cap Value Fund, purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and Trustees of the Fund and its Adviser who each own beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;

          11. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest more than 5% of the value of its total assets at the time an investment is made in the non-convertible preferred stock of issuers whose non-convertible preferred stock is not readily marketable, subject to the limitation in paragraph 8;

          12. With respect to the Tax Efficient Fund and the Large Cap Value Fund, participate on a joint or joint and several basis in any securities trading account;

          13. Issue any senior security within the meaning of the Investment Company Act of 1940 (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except, with respect to the Small Cap Value Fund and the Large Cap Value Fund, that the hedging transactions in which such Funds may engage and similar investment strategies are not treated as senior securities);

          14. Invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein and, with respect to the Small Cap Value Fund and the Large Cap Value Fund, other than mortgage-backed securities and similar instruments), or commodities or commodity contracts except, with respect to the Small Cap Value Fund, for hedging purposes;

          15. With respect to the Tax Efficient Fund and the Large Cap Value Fund, invest in the securities of other investment companies or investment trusts except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not in the open market, is part of a plan of merger, acquisition or transfer of assets, or consolidation and except, with respect to the Large Cap Value Fund, for purchases of securities of money market funds; or

          16. Invest in companies for the purpose of exercising control or management.

          The Funds do not consider the segregation of assets in connection with any of their investment practices to be a mortgage, pledge or hypothecation of such assets.

                               INTERNATIONAL FUND

          The Fund may not:

          1. Purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          2. Invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

          3. Issue senior securities (including borrowing money, including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Fund's obligations under swaps are not treated as senior securities;

          4. Make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objectives and policies or the acquisition of securities subject to repurchase agreements;

          5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

          6. Purchase real estate or interests therein;

          7. Purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the CFTC as a commodity pool;

          8. Make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities do not exceed 25% of the then outstanding securities of that class; or

          9. Invest in oil, gas or other mineral leases.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by each Fund in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board of Trustees.

          Prices for debt securities supplied by a "Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of each Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations, for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of each Fund. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board of each Fund. In addition, the Board of each Fund or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which each Fund's net asset value is not calculated. As a result, calculation of each Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of each Fund.

                             PORTFOLIO TRANSACTIONS

          CSAM is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objective and has retained its affiliates in the United Kingdom, Japan and Australia to act as sub-investment advisers to the International Fund. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

          CSAM will select portfolio investments and effect transactions for the Funds. In selecting broker-dealers, CSAM does business exclusively with those broker-dealers that, in CSAM's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, CSAM will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet CSAM's standards may be higher than for execution services alone or for services that fall below CSAM's standards. CSAM believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, CSAM will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

          For the fiscal year ended October 31, 2002, brokers and dealers who provided research services were paid $18,716, $10,830, $1,700 and $2,666 of total brokerage commissions from the Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively. Research received from brokers or dealers is supplemental to CSAM's own research program.

          All orders for transactions or other services in securities or options on behalf of a Fund are placed by CSAM with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and other affiliates of Credit Suisse Group. A Fund may utilize CSAMSI or other affiliates of Credit Suisse in connection with a purchase or sale of securities when the CSAM believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by the CSAM. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold for the Funds. To the extent permitted by law, the CSAM may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Transactions for each of the Funds may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Funds will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          Each Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when the CSAM, in its sole discretion, believe such practice to be otherwise in the Fund's interest.

          For the past three fiscal years ended October 31, the Funds paid brokerage commissions as follows:

                  FUND                                YEAR                      COMMISSIONS
-------------------------------------------------------------------------------------------
Tax Efficient Fund                                    2000                     $   126,881

                                                      2001                     $    80,478

                                                      2002                     $   122,313
-------------------------------------------------------------------------------------------
Large Cap Value Fund                                  2000                     $   460,009

                                                      2001                     $   301,950

                                                      2002                     $   188,101
-------------------------------------------------------------------------------------------
Small Cap Value Fund                                  2000                     $   299,222

                                                      2001                     $   215,431

                                                      2002                     $   225,292
-------------------------------------------------------------------------------------------
International Fund                                    2000                     $   126,881

                                                      2001                     $    64,126

                                                      2002                     $   100,538
-------------------------------------------------------------------------------------------

          In no instance will portfolio securities be purchased from or sold to CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, CSAMSI or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

          As of October 31, 2002, the Funds held the following securities of their regular brokers or dealers:

FUND                          NAME OF SECURITIES                            AGGREGATE VALUE OF THE HOLDINGS
----                          ------------------                            -------------------------------
Tax Efficient Fund            None

Large Cap Value               State Street Bank & Trust Co                  $8,866,00
                              Euro Time Deposit 1.750% 11/1/02

Small Cap Value               State Street Bank & Trust Co                  $12,558,000
                              Euro Time Deposit 1.750% 11/1/02

International Fund            State Street Bank & Trust Co                  $341,000
                              Euro Time Deposit 1.750% 11/1/02

                               PORTFOLIO TURNOVER

          Each Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Fund may be higher than mutual funds having similar objectives that do not utilize these strategies.

          It is not possible to predict the Funds' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer mark-ups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

          For the fiscal years ended October 31, 2001 and 2002, the Tax Efficient Fund's turnover rate was 17% and 19%, the Large Cap Value Fund's turnover rate was 38% and 2%, the Small Cap Value Fund's turnover rate was 54% and 18%, the International Fund's turnover rate was 48% and 124%, respectively.

                             MANAGEMENT OF THE FUNDS

          OFFICERS AND BOARDS OF TRUSTEES

          Except in the case of the International Fund, the business and affairs of the Funds are managed by the Board of Trustees in accordance with the laws of The Commonwealth of Massachusetts. The business and affairs of the International Fund are managed by the Board of Trustees in accordance with the laws of the State of Delaware. The Trustees approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, sub-advisers as applicable, custodian and transfer agent. Each Board elects officers who are responsible for the day-to-day operations of a Fund and who execute policies authorized by the Board.

          The names (and ages) of each Fund's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
INDEPENDENT TRUSTEES
Richard H. Francis                  Trustee         Since 2001    Currently retired;      54
c/o Credit Suisse Asset                                           Executive Vice
Management, LLC                                                   President and Chief
466 Lexington Avenue                                              Financial Officer of
New York, NY  10017-3140                                          Pan Am Corporation
Age: 70                                                           and Pan American
                                                                  World Airways, Inc.
                                                                  from 1988 to 1991.

-------------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Jack W. Fritz                       Trustee         Since 2001    Private investor;       53           Director of Advo,
2425 North Fish Creek Road                                        Consultant and                       Inc. (direct mail
P.O. Box 1287                                                     Director of Fritz                    advertising)
Wilson, Wyoming 83014                                             Broadcasting, Inc.
Age: 75                                                           and Fritz
                                                                  Communications
                                                                  (developers
                                                                  and operators
                                                                  of radio
                                                                  stations)
                                                                  since 1987.

Jeffrey E. Garten                   Trustee         Since 2001    Dean of Yale School     53           Director of
Box 208200                                                        of Management and                    Aetna, Inc.;
New Haven, Connecticut  06520-8200                                William S. Beinecke                  Director of
Age: 56                                                           Professor in the                     Calpine Energy
                                                                  Practice of                          Corporation;
                                                                  International Trade                  Director of
                                                                  and Finance;                         CarMax Group
                                                                  Undersecretary of                    (used car dealers)
                                                                  Commerce for
                                                                  International Trade
                                                                  from November 1993 to
                                                                  October 1995;
                                                                  Professor at
                                                                  Columbia
                                                                  University
                                                                  from September
                                                                  1992 to
                                                                  November 1993.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Peter F. Krogh                      Trustee         Since 2001    Dean Emeritus and       53           Member of Board
301 ICC                                                           Distinguished                        of The Carlisle
Georgetown University                                             Professor of                         Companies Inc.;
Washington, DC 20057                                              International Affairs                Member of
Age: 66                                                           at the Edmund A.                     Selection
                                                                  Walsh School of                      Committee for
                                                                  Foreign Service,                     Truman Scholars
                                                                  Georgetown                           and Henry Luce
                                                                  University; Moderator                Scholars;  Senior
                                                                  of PBS foreign                       Associate of
                                                                  affairs television                   Center for
                                                                  series.                              Strategic and
                                                                                                       International
                                                                                                       Studies; Trustee
                                                                                                       of numerous world
                                                                                                       affairs
                                                                                                       organizations

James S. Pasman, Jr.                Trustee         Since 2001    Currently retired;      55           Director of
c/o Credit Suisse Asset                                           President and Chief                  Education
Management, LLC                                                   Operating Officer of                 Management Corp.
466 Lexington Avenue                                              National InterGroup,
New York, NY  10017-3140                                          Inc. (holding
Age: 71                                                           company) April 1989
                                                                  to March 1991;
                                                                  Chairman of Permian
                                                                  Oil Co. from April
                                                                  1989 to March 1991.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Steven N. Rappaport                 Trustee         Since 2001    Partner of Lehigh       54
Lehigh Court LLC                                                  Court LLC since July
40 East 52nd Street,                                              2002, President of
New York, New York 10022                                          SunGard Securities
Age: 54                                                           Finance Inc., from
                                                                  2001 to July 2002;
                                                                  President of Loanet,
                                                                  Inc. (on-line
                                                                  accounting service)
                                                                  from 1995 to 2001;
                                                                  Director, President,
                                                                  North American
                                                                  Operations, and
                                                                  former Executive Vice
                                                                  President from 1992
                                                                  to 1993 of Worldwide
                                                                  Operations of
                                                                  Metallurg Inc.
                                                                  (manufacturer of
                                                                  specialty metals and
                                                                  alloys); Executive
                                                                  Vice President,
                                                                  Telerate, Inc.
                                                                  (provider of
                                                                  real-time information
                                                                  to the capital
                                                                  markets) from 1987 to
                                                                  1992; Partner in the
                                                                  law firm of Hartman &
                                                                  Craven until 1987.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
INTERESTED TRUSTEE
William W. Priest(2)                Trustee         Since 2001    Co-Managing Partner,    60
Steinberg Priest & Sloane Capital                                 Steinberg Priest &
Management                                                        Sloane Capital
12 East 49th Street                                               Management since
12th Floor                                                        March 2001; Chairman
New York, New York 10017                                          and Managing Director
Age: 61                                                           of CSAM from 2000 to
                                                                  February 2001, Chief
                                                                  Executive Officer and
                                                                  Managing Director of
                                                                  CSAM from 1990 to 2000.

----------------

(2) Mr. Priest is a Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
OFFICERS
Laurence R. Smith                   Chairman        Since 2002    Managing Director and       --               --
Credit Suisse Asset Management, LLC                               Global Chief
466 Lexington Avenue                                              Investment Officer
New York, New York 10017-3140                                     CSAM; Associated with
                                                                  J.P. Morgan
Age:  44                                                          Investment Management
                                                                  from 1981 to 1999;
                                                                  Officer of other
                                                                  Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Hal Liebes, Esq.                    Vice            Since 2001    Managing Director and   --           --
Credit Suisse Asset Management, LLC President and                 Global General
466 Lexington Avenue                Secretary                     Counsel of CSAM;
New York, New York 10017-3140                                     Associated with
Age:  38                                                          Lehman Brothers, Inc.
                                                                  from 1996 to 1997;
                                                                  Associated with CSAM
                                                                  from 1995 to 1996;
                                                                  Associated with CS
                                                                  First Boston
                                                                  Investment Management
                                                                  from 1994 to 1995;
                                                                  Associated with
                                                                  Division of
                                                                  Enforcement, U.S.
                                                                  Securities and
                                                                  Exchange Commission
                                                                  from 1991 to 1994.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Michael A. Pignataro                Treasurer and   Since 2001    Director and Director   --           --
Credit Suisse Asset Management, LLC Chief                         of Fund Administration
466 Lexington Avenue                Financial                     of CSAM; Associated with
New York, New York 10017-3140       Officer                       CSAM since 1984.
Age:  43                                                          Officer of other
                                                                  Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Gregory N. Bressler, Esq.           Assistant       Since 2001    Director and Deputy     --           --
Credit Suisse Asset                 Secretary                     General Counsel of
Management, LLC                                                   CSAM; Associated with
466 Lexington Avenue                                              CSAM (since January
New York, New York 10017-3140                                     2000); Associated
Age:  36                                                           with the law firm of
                                                                  Swidler Berlin
                                                                  Shereff Friedman LLP
                                                                  from 1996 to 2000.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Kimiko T. Fields, Esq.              Assistant       Since 2002    Vice President and     --           --
Credit Suisse Asset                 Secretary                     Legal Counsel of
Management, LLC                                                   CSAM; Associate with
466 Lexington Avenue                                              CSAM January 1998;
New York, New York 10017-3140                                     Officer of other
Age:  39                                                          Credit Suisse Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Rocco A. DelGuercio                 Assistant       Since 2001    Vice President and      --           --
Credit Suisse Asset                 Treasurer                     Administrative
Management, LLC                                                   Officer of CSAM;
466 Lexington Avenue                                              Associated with CSAM
New York, New York 10017-3140                                     since June 1996;
Age:  39                                                          Assistant Treasurer,
                                                                  Bankers Trust Co. --
                                                                  Fund Administration
                                                                  from March 1994 to
                                                                  June 1996; Mutual
                                                                  Fund Accounting
                                                                  Supervisor, Dreyfus
                                                                  Corporation from
                                                                  April 1987 to March
                                                                  1994.  Officer of
                                                                  other Credit Suisse
                                                                  Funds.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                    TERM OF                               IN FUND
                                                    OFFICE(1) AND PRINCIPAL               COMPLEX      OTHER
                                    POSITION(S)     LENGTH OF     OCCUPATION(S) DURING    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE               HELD WITH FUND  TIME SERVED   PAST FIVE YEARS         BY TRUSTEE   HELD BY TRUSTEE
----------------------------------- --------------- ------------- ----------------------- ------------ -------------------
Joseph Parascondola                 Assistant       Since 2001    Assistant Vice          --           --
Credit Suisse Asset                 Treasurer                     President - Fund
Management, LLC                                                   Administration of
466 Lexington Avenue                                              CSAM since April
New York, New York 10017-3140                                     2000; Assistant Vice
Age:  39                                                          President, Deutsche
                                                                  Asset Management from
                                                                  January 1999 to April
                                                                  2000; Assistant Vice
                                                                  President, Weiss,
                                                                  Peck & Greer LLC from
                                                                  November 1995 to
                                                                  December 1998.
                                                                  Officer of other
                                                                  Credit Suisse Funds.

Robert M. Rizza                     Assistant       Since 2002    Assistant Vice              --               --
Credit Suisse Asset                 Treasurer                     President of CSAM
Management, LLC                                                   since January 2001;
466 Lexington Avenue                                              Administrative
New York, New York 10017-3140                                     Officer of CSAM from
Age:  37                                                          March 1998 to
                                                                  December 2000;
                                                                  Assistant Treasurer
                                                                  of Bankers Trust Co.
                                                                  from April 1994 to
                                                                  March 1998; Officer
                                                                  of other Credit
                                                                  Suisse Funds.

          OWNERSHIP IN SECURITIES OF THE FUNDS AND FUND COMPLEX

          As reported to the Funds, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2002.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF EQUITY                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                        SECURITIES IN THE FUND*(3)               INVESTMENT COMPANIES*(3)
---------------                        --------------------------               ------------------------
INDEPENDENT TRUSTEES
Richard H. Francis                     Tax Efficient Fund: A                    E
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: D
                                       International Fund: A

Jack W. Fritz                          Tax Efficient Fund: A                    E
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Jeffrey E. Garten                      Tax Efficient Fund: A                    A
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Peter F. Krogh                         Tax Efficient Fund: C                    D
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: C
                                       International Fund: A

-----------------

(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF EQUITY                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                        SECURITIES IN THE FUND*(3)               INVESTMENT COMPANIES*(3)
---------------                        --------------------------               ------------------------
James S. Pasman, Jr.                   Tax Efficient Fund: A                    C
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

Steven N. Rappaport                    Tax Efficient Fund: A                    D
                                       Large Cap Value Fund: B
                                       Small Cap Value Fund:  B
                                       International Fund: A

INTERESTED TRUSTEE

William W. Priest                      Tax Efficient Fund: A                    A
                                       Large Cap Value Fund: A
                                       Small Cap Value Fund: A
                                       International Fund: A

------------------
* Key to Dollar Ranges:
    A.   None
    B.   $1 - $10,000
    C.   $10,000 - $50,000
    D.   $50,000 - $100,000
    E.   Over $100,000

          COMMITTEES AND MEETINGS OF TRUSTEES

          Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport. The Valuation Committee consists of at least two Trustees, at least one of whom is an Independent Trustee.

          In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its Adviser and affiliates by the independent public accountants. The Audit Committee of each Fund met four times during the fiscal year ended October 31, 2002.

          The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Trustees. The Nominating Committee of each Fund met twice during the fiscal year ended October 31, 2002.

          No employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street Bank and Trust Company ("State Street") and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from a Fund for acting as an officer or trustee of a Fund. Each Trustee who is not a director, trustee, officer or employee of CSAM, CSAM's affiliates in the United Kingdom, Japan and Australia, State Street, CSAMSI or any of their affiliates receives an annual fee of $750 for each meeting of the Boards attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325, for serving on the Audit Committee.

       TRUSTEES' TOTAL COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2002

                                                                                                        NUMBER OF
                                                                                     ALL INVESTMENT   PORTFOLIOS IN
                             TAX                                                      COMPANIES IN    FUND COMPLEX
                          EFFICIENT      LARGE CAP    SMALL CAP VALUE  INTERNATIONAL  THE CSAM FUND    OVERSEEN BY
    NAME OF TRUSTEE          FUND       VALUE FUND          FUND           FUND          COMPLEX         TRUSTEE
---------------------------------------------------------------------------------------------------------------------

William W. Priest(3)        None            None           None            None           None             60

Richard H. Francis         $1,437         $1,437          $1,437           $1,734        $103,750          54

Jack W. Fritz              $1,187         $1,187          $1,187           $1,484        $  94,375         53

Jeffrey E. Garten          $1,437         $1,437          $1,437           $1,484        $  97,500         53

Peter F. Krogh             $1,437         $1,437          $1,437           $1,734        $  99,100         53

James S. Pasman, Jr.       $1,437         $1,437          $1,437           $1,734        $103,600          55

Steven N. Rappaport        $1,537         $1,537          $1,537           $1,809        $110,545          54

(3) Mr. Priest is a former employee of CSAM, and accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

          Each Trustee is reimbursed for expenses incurred in connection with attendance at Board meetings.

          As of January 24, 2003, Trustees and officers of each Fund as a group owned of record less than 1% of each Fund's outstanding shares.

          ADVISORY AGREEMENTS

          CSAM, located at 466 Lexington Avenue, New York, New York 10017-3140 serves as investment adviser to each Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $819.6 billion in assets under management. CSAM is a diversified investment managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

          Prior to November 3, 2000, DLJ Asset Management, Inc. ("DLJAM") served as the Funds' investment adviser. On November 3, 2000, Credit Suisse acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ") including its subsidiary, DLJAM, and combined the investment advisory business of DLJAM with its existing U.S. asset management business, CSAM.

          The Advisory Agreement between each Fund and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Trustees who are affiliated persons of CSAM or any of its subsidiaries.

          Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

          Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Trustees in such manner as the Boards determine to be fair and accurate. Each class of the Funds pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

          Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          Each Fund or CSAM may terminate the Advisory Agreement on 60 days written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Funds, CSAM will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at the annual rates set forth below:


FUND                         ANNUAL RATE
--------------------------   ---------------------------------------------------------------------------------------
Tax Efficient Fund           .75% of average daily net assets up to $100 million
                             .50% of average daily net assets in excess of $100 million

Large Cap Value Fund         .75% of average daily net assets up to $75 million
                             .50% of average daily net assets in excess of $75 million

Small Cap Value Fund         .875% of average daily net assets up to $100 million
                             .75% of average daily net assets in excess of $100 million but less than $200 million

International Fund           1.00% of average daily net assets


          For the fiscal year ended October 31, 2002, the Funds paid advisory fees to CSAM at the following rates (net or any voluntary waivers or reimbursements): 0.31% for Tax Efficient, 0.32% for Large Cap Value, 0.77% for Small Cap Value 0.34% for International.

          CSAM and the Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by the Fund.

          ADVISORY FEES PAID TO CSAM OR TO CSAM'S PREDECESSOR, DLJAM

          For the past three fiscal years ended October 31, the Funds paid CSAM or CSAM's predecessor DLJAM, advisory fees, and CSAM and DLJAM waived fees and/or, reimbursed expenses of the Funds under the Advisory Agreements as follows:

OCTOBER 31, 2002

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                       $   405,035                 $522,137                $0
Large Cap Value Fund                     $   616,596                 $509,588                $0
Small Cap Value Fund                     $ 1,711,836                 $335,009                $0
International Fund                       $    72,370                 $142,866                $0

OCTOBER 31, 2001

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                      $1,035,106                   $(235,650)                     $0
Large Cap Value Fund                    $1,145,568                   $(254,834)                     $0
Small Cap Value Fund                    $1,784,256                   $ (54,966)                     $0
International Fund                      $  466,287                   $   0                          $0

OCTOBER 31, 2000

                                         FEES PAID
            FUND                       (AFTER WAIVERS)               WAIVERS                REIMBURSEMENTS
            ----                       ---------------               -------                --------------
Tax Efficient Fund                       $1,388,293                  $0                           $0
Large Cap Value Fund                     $1,442,618                  $0                           $0
Small Cap Value Fund                     $1,622,703                  $0                           $0
International Fund                       $   809,279                 $0                           $0

          SUB-ADVISORY AGREEMENTS

          International Fund has entered into Sub-Investment Advisory Agreements with CSAM and each of CSAM's United Kingdom affiliate ("CSAM U.K."), CSAM's Japanese affiliate ("CSAM Japan") and CSAM's Australian affiliate ("CSAM Australia"), each of which is named Credit Suisse Asset Management Limited (each of CSAM U.K., CSAM Japan and CSAM Australia may be referred to as a "Sub-Adviser").

          Subject to the supervision of CSAM, each Sub-Adviser, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the International Fund in accordance with the Fund's Agreement & Declaration of Trust, as may be amended from time to time, the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. Each Sub-Adviser bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

          CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act").

The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and as of September 30, 2002 managed approximately $47.4 billion in assets.

          CSAM Japan is a corporation organized under the laws of Japan in 1993 and is licensed as an investment adviser under the Japanese Investment Advisory Law and as an investment trust manager under the Japanese Trust Law. CSAM Japan is also registered as an investment adviser under the Advisers Act. The principal executive office of CSAM Japan is Shiroyama JT Mori Bldg. 3-1, Toranomon 4-Chome, Minato-Ku, Tokyo 105-6026 Japan. CSAM Japan is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM Japan, together with its predecessor company, has been in the money management business for over 16 years and as of September 30, 2002 managed approximately $8.7 billion in assets.

          CSAM Australia was registered as a company under the Laws of Victoria, Australia on September 15, 1989. CSAM Australia is licensed as a securities dealer and operator of managed investment schemes under the Australian Corporations Act of 2001 and is an investment adviser under the Advisers Act. The registered office of CSAM Australia is Level 32 Gateway, 1 Macquarie Place, Sydney 2001, Australia. CSAM Australia is a diversified asset manager, specializing in equity, fixed income and balanced portfolio management for a range of clients including pension funds, government agencies and large companies as well as private individuals. CSAM Australia has been in the funds management business for over 12 years and as of September 30, 2002 managed approximately $11.7 billion in assets.

          Under the Sub-Advisory Agreements with CSAM U.K. and CSAM Japan, CSAM (not the International Fund) pays each of CSAM U.K. and CSAM Japan an annual fee of $250,000 for services rendered with respect to the International Fund and all other Credit Suisse Funds for which that Sub-Adviser has been appointed to act as such. The portion of the fee allocated with respect to the International Fund is equal to the product of (a) the total fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Fund and certain other Credit Suisse Funds for which the Sub-Adviser has been appointed to act as sub-adviser during such calendar quarter or portion thereof. For the fiscal year ended October 31, 2002, the portion of the fees allocable to International Fund for CSAM U.K. and CSAM Japan were $1.682 and $1,692, respectively.

          Under the Sub-Advisory Agreement with CSAM Australia, CSAM (not the International Fund) pays CSAM Australia an annual fee of $480,000 for services rendered with respect to the International Fund and all other Credit Suisse Funds for which CSAM Australia has been appointed to act as Sub-Adviser. The portion of the fee allocated with respect to the International Fund is calculated in the same manner as set forth above with respect to the Sub-Advisory Agreements with CSAM U.K. and CSAM Australia. For the fiscal year ended October

31, 2002, the portion of the fee allocable to the International Fund for CSAM Australia was $6,535.

          Each Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. Each Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. Each Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          BOARD APPROVAL OF ADVISORY AGREEMENTS

          In approving the Advisory Agreement, the Board of Trustees of each Fund, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Trustees also considered the Fund's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Trustees noted information received at regular meetings throughout the year related to Fund performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Fund. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Fund expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board of the International Fund also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

          In approving each of the Sub-Advisory Agreements with CSAM U.K., CSAM Japan and CSAM Australia, the Board of the International Fund considered various matters and materials provided by CSAM, CSAM U.K., CSAM Japan and CSAM Australia. The Board considered, primarily, the benefits to the International Fund of retaining CSAM's United Kingdom, Japanese and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K., CSAM Japan and CSAM Australia would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the International Fund to obtain best price and execution on trades in international markets. The Board of the International Fund also carefully considered the particular expertise of CSAM U.K., CSAM Japan and CSAM Australia in managing the types of global investments which the Fund makes, including their personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K., CSAM Japan and CSAM Australia. In addition, the Board of the International Fund took into account the lack of any anticipated adverse impact to the Fund as a result of the Sub-Advisory Agreements, particularly that the compensation paid to CSAM U.K., CSAM Japan and CSAM Australia would be paid by CSAM, not the International Fund, and, accordingly, that the retention of CSAM U.K., CSAM Japan and CSAM Australia would not increase the fees or expenses otherwise incurred by the International Fund's shareholders. After requesting and reviewing such information as they deemed necessary, the Board of the International Fund concluded that each Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

          ADMINISTRATION AGREEMENTS

          CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to each Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          CSAMSI became co-administrator to each Fund on February 1, 2001. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, Small Cap Value pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10 % of the average daily net assets for the Common, Class A, Class B and Class C shares. Tax Efficient Fund, Large Cap Value Fund and International Fund pay CSAMSI a fee calculated daily and paid monthly at the annual rate for the .10% of the average daily net assets for the Class A, Class B and Class C shares.

          For the past two fiscal years ended October 31, the Funds paid CSAMSI administration fees, and CSAMSI waived fees and/or reimbursed expenses of the Funds under the Administration Agreements as follows:

October 31, 2002

               FUND                  FEES PAID (AFTER WAIVERS)               WAIVERS                      REIMBURSEMENTS
               ----                  -------------------------               -------                      --------------
Tax Efficient Fund                   $ 97,716                                $0                                 $0
Large Cap Value Fund                 $187,737                                $0                                 $0
Small Cap Value Fund                 $267,487                                $0                                 $0
International Fund                   $ 21,532                                $0                                 $0

October 31, 2001

               FUND                  FEES PAID (AFTER WAIVERS)               WAIVERS                      REIMBURSEMENTS
               ----                  -------------------------               -------                      --------------
Tax Efficient Fund                   $146,763                                $0                                 $0
Large Cap Value                      $179,009                                $0                                 $0
Small Cap Value                      $181,191                                $0                                 $0
International Fund                   $ 32,136                                $0                                 $0


          State Street became co-administrator to the Tax Efficient Fund, Large Cap Value Fund and the Small Cap Value Fund on July 1, 2002 and to the International Fund on August 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, each Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. Each class of shares of the Funds bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the period from July 1, 2002 through October 31, 2002, the Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund paid State Street fees under the State Street Co-Administration Agreement of $41,588, $23,388 and $59,962, respectively. For the period from August 1, 2002 through October 31, 2002 the International Fund paid State Street fees under the State Street Co-Administration Agreement of $4,171.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Tax Efficient Fund, Large Cap Value Fund and the Small Cap Value Fund from February 1, 2001 through July 1, 2002 and to the International Fund from February 1, 2001 to August 1, 2002. PFPC received fees for its services calculated on each Fund's average daily net assets, as follows:

FUND                                                                   ANNUAL RATE
---------------------------------------------------------------------  ------------------------------------------
Tax Efficient Fund                                                     .075% for the first $500 million in assets
                                                                       .065% for the next $1 billion

FUND                                                                   ANNUAL RATE
---------------------------------------------------------------------  ------------------------------------------
                                                                       .055% for assets in excess of $1.5 billion

Large Cap Value Fund                                                   .075% of the first $500 million in assets
                                                                       .065% for the next $1 billion
                                                                       .055% for assets in excess of $1.5 billion

Small Cap Value Fund                                                   .075% for the first $500 million in assets
                                                                       .065% for the next $1 billion in assets
                                                                       .055% for assets in excess of $1.5 billion

International Fund                                                     .08% for the first $500 million in assets
                                                                       .07% for the next $1 billion in assets
                                                                       .06% for assets in excess of $1.5 billion

          For the fiscal years ended October 31, the Funds paid PFPC administration fees and PFPC waived fees and/or reimbursed expenses as follows:

November 1, 2001 through June 30, 2002 for the Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund and November 1, 2001 until July 31, 2002, for the International Fund


         FUND                        FEES PAID (AFTER WAIVERS)                      WAIVERS                     REIMBURSEMENTS
         ----                        -------------------------                      -------                     --------------
Tax Efficient Fund                   $ 94,278                                $0                                 $0
Large Cap Value Fund                 $105,639                                $0                                 $0
Small Cap Value Fund                 $126,431                                $0                                 $0
International Fund                   $ 22,686                                $0                                 $0

October 31, 2001

         FUND                        FEES PAID (AFTER WAIVERS)                      WAIVERS                     REIMBURSEMENTS
         ----                        -------------------------                      -------                     --------------
Tax Efficient Fund                   $138,993                                $0                                 $0
Large Cap Value Fund                 $158,670                                $0                                 $0
Small Cap Value Fund                 $156,445                                $0                                 $0
International Fund                   $ 21,080                                $0                                 $0

          Each Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Funds, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB in the Cash Reserve Portfolio of Credit Suisse Institutional Services Fund (the "Portfolio"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Portfolio, restrictions on the Portfolio's ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Portfolio will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends.

          CODE OF ETHICS

          Each Fund, CSAM, CSAM U.K., CSAM Japan, CSAM Australia and CSAMSI have each adopted a written Code of Ethics (the "Code"), which permits personnel covered by the Code ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board of each Fund reviews the administration of the Code at least annually and may impose sanctions for violations of the Code.

          CUSTODIAN AND TRANSFER AGENT

          State Street acts as the custodian for each Fund and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Funds' Boards of Trustees concerning each Fund's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Funds and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Funds. For this service to the Funds under the Custodian Agreements, State Street receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Boards concerning the transfer agent's operations with respect to the Funds. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

          DISTRIBUTION AND SHAREHOLDER SERVICING

          DISTRIBUTOR. CSAMSI serves as distributor of the Funds' shares and offers each Fund's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          COMMON SHARES

          The Small Cap Value Fund has adopted a Shareholder Servicing and Distribution Plan for its Common shares (the "Common Shares 12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Small Cap Value Fund pays CSAMSI under the CSAMSI Co-Administration Agreement a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. This fee is in addition to the co-administrative service fee paid by each Fund under the CSAMSI Co-Administrative Agreement and is intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Fund. Services performed by CSAMSI under the CSAMSI Co-Administration Agreement or by Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common shares, as set forth in the Common Shares 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Common shareholders of the Small Cap Value Fund, as set forth in the Common Shares 12b-1 Plan ("Shareholder Services," and together with Selling Services, "Services").

          Shareholder Services may include, without limitation, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Common shares of prospectuses and statements of additional information describing the Fund; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common Shares; (c) providing telephone services relating to the Fund, including responding to inquiries of prospective Fund investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and (e) obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with Common Shares 12b-1 Plan, CSAMSI is authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

          For the fiscal year ended October 31, 2002, the Common Class shares of the Small Cap Value Fund paid CSAMSI $108,136 under the Common Shares 12b-1 Plans.

          Each Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, "Service Organizations") or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Funds.

          For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates may pay Service Organizations a fee of up to ..50% of the average annual value of accounts with the Funds maintained by such Service Organizations. Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in a Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. Each Fund may reimburse CSAM part of this fee at rates they would normally pay to the transfer agent for providing the services.

          ADVISOR SHARES

          The Large Cap Value Fund has entered into an agreement (the "Agreement") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. The Agreement is governed by a distribution plan (the "Advisor Shares 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Large Cap Value Fund pays in consideration for services, a fee calculated at an annual rate of .50% of the average daily net assets of the Advisor Shares of the Fund, although under the Advisor Shares 12b-1 Plan the Fund is authorized to pay up to .75% of the Fund's Advisor Class shares. Such payments may be paid to Institutions directly by the Fund or by CSAMSI on behalf of the Fund.

          Certain Institutions may receive additional fees from CSAMSI, CSAM or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with investments in the Fund. Institutions may also be reimbursed for marketing and other costs.

Additional fees may be up to 0.25% per year of the value of the Fund accounts maintained by the firm and, in certain cases, may include a fee of up to 1.00% of new assets invested in the Fund. Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution. To the extent that CSAMSI, CSAM or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Fund or their shareholders.

          An Institution with which the Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant PROSPECTUS and this STATEMENT OF ADDITIONAL INFORMATION in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

          CLASS A, CLASS B AND CLASS C SHARES.

          The respective Board of Trustees for the Tax Efficient, Large Cap Value and Small Cap Value of the Funds have adopted Plans of Distribution for its Class A shares, Class B shares and Class C shares ("A Shares 12b-1 Plan", "B Shares 12b-1 Plan" and "C Shares 12b-1 Plan" respectively). Each of the A Shares 12b-1 Plans, B Shares 12b-1 Plan and C Shares 12b-1 Plan permit the Funds to compensate CSAMSI for activities associated with the distribution of these classes of shares.

          The A Shares 12b-1 Plans currently provide that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI. The B Shares 12b-1 Plan currently provides that: (i) an asset based sales charge of .75% per year and (ii) a service fee of .25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI. The C Shares 12b-1 Plan currently provides that: (1) an asset-based sales charge of .75% per year, and (iii) a service fee of .25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI. For the fiscal year ended October 31, 2002, each Fund paid CSAMSI under its 12b-1 plans as follows:

               FUND                        CLASS A 12b-1 PLAN                CLASS B 12b-1 PLAN                 CLASS C 12b-1 PLAN
               ----                        ------------------                ------------------                 ------------------
Tax Efficient Fund                              $230,629                          $313,229                           $39,368

Large Cap Value Fund                            $332,952                          $333,191                           $20,948

Small Cap Value Fund                            $499,401                          $208,821                           $35,900

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's A Shares 12b-1 Plan as follows:

                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                $28,953                $28,805                     $43,497

Printing and mailing for                   $43,917                $56,524                     $97,343
promotional purposes

Compensation to broker-dealers            $116,846                $124,836                   $230,211

People-related and occupancy               $47,929                $52,083                    $104,803

Other                                      $14,716                $18,371                     $36,024

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's B Shares 12b-1 Plans as follows:

                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                $6,650                  $7,153                     $4,605

Printing and mailing for                   $15,846                $16,156                     $10,844
promotional purposes

Compensation to broker-dealers            $284,301                $316,696                   $334,274

People-related and occupancy               $16,306                $17,364                     $10,928

Other                                      $4,994                  $5,454                     $3,592

          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under each Fund's C Shares 12b-1 Plans as follows:


                                       TAX EFFICIENT
                                            FUND            LARGE CAP VALUE FUND       SMALL CAP VALUE FUND
                                            ----            --------------------       --------------------
Advertising                                 $826                    $478                       $821

Printing and mailing for                   $3,353                  $3,576                     $2,786
promotional purposes

Compensation to broker-dealers             $64,665                $71,188                     $63,437

People-related and occupancy               $2,045                  $5,083                     $1,873

Other                                       $565                   $1,601                      $684

          With respect to sales of the Funds' Class B, Class C or certain sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Funds.

          In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to financial representatives in connection with the sale of shares, which may include a fee of up to 1.00% of new assets invested in a Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Funds. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          INTERNATIONAL FUND -CLASS A, CLASS B AND CLASS C SHARES.

          Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the International Fund has a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for the Fund to permit the Fund directly or indirectly to pay expenses associated with the distribution of shares.

          Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the International Fund pays a distribution services fee each month to CSAMSI, with respect to Class A, Class B and Class C shares of the Fund, at an annual rate of up to .25%, 1% and 1%, respectively. For the fiscal year ended October 31, 2002, the Fund paid CSAMSI under its 12b-1 Plans as follows:



          CLASS A                       CLASS B                        CLASS C
          --------                      --------                       -------
          $32,607                       $24,572                        $2,043


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's A Shares 12b-1 Plan as follows:


Advertising                                $3,768

Printing and mailing for                   $8,592
promotional purposes

Compensation to broker-dealers             $9,611

People-related and occupancy               $9,266

Other                                      $20,802


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's B Shares 12b-1 Plan as follows:


Advertising                                  $45

Printing and mailing for                   $1,184
promotional purposes

Compensation to broker-dealers             $6,204

People-related and occupancy                $110

Other                                        $27


          During the fiscal year ended October 31, 2002, CSAMSI spent the fees paid under the International Fund's C Shares 12b-1 Plan as follows:


Advertising                                 $919

Printing and mailing for                   $2,030
promotional purposes

Compensation to broker-dealers             $29,314

People-related and occupancy               $1,312

Other                                      $10,312


          An initial concession or ongoing maintenance fee may be paid to broker dealers on sales of the Fund's shares. Pursuant to the fund's 12b-1 Plans, if such fee is paid, the Distributor is then reimbursed for such payments with amounts paid from the assets of the Fund. The payments to the broker-dealer, although a Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than from the Fund. Broker-dealers who sell shares of the Fund may provide services to their customers that are not available to investors who purchase their shares directly from the Fund. Investors who purchase their shares directly from the fund will pay a pro rata share of the Fund's expenses of encouraging broker-dealers to provide such services but no receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Fund.

          Under the Distribution Agreements, CSAM may make payments to the Distributor from CSAM's own resources, which may include the management fees paid by the Fund. In addition to the concession and maintenance fee paid to dealers or agents, the Distributor will from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          GENERAL. Each 12b-1 Plan will continue in effect for so long as its continuance is specifically approved at least annually by each Fund's Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Trustees"). Any material amendment of any of the Common Shares 12b-1 Plan, the Advisor Shares 12b-1 Plan or A Shares, B Shares and C Shares 12b-1 Plans would require the approval of the Board in the same manner. The Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may not be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each of the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

          Payments by the Funds to CSAMSI under the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

          CSAMSI provides the Board of each Fund with periodic reports of amounts spent under the Common Shares, Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

          ORGANIZATION OF THE FUNDS

          TAX EFFICIENT FUND, LARGE CAP VALUE FUND AND SMALL CAP VALUE FUND

          The Credit Suisse Capital Funds (previously the Credit Suisse Warburg Pincus Capital Funds) is a "series fund" comprised of the following diversified, open-end investment management companies, commonly known as "mutual funds;" Credit Suisse Tax Efficient Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (collectively the "Capital Funds"). The Credit Suisse Capital Funds is empowered to expand the series by establishing additional Funds with investment objectives and policies that differ from those of the current Funds. The Credit Suisse Capital Funds also may offer additional classes of shares.

          Of the Capital Funds, this Statement of Additional Information is for the Tax Efficient Fund, the Large Cap Value Fund and the Small Cap Value Fund. The Tax Efficient Fund, the Large Cap Value Fund and the Small Cap Value Fund are authorized to issue an unlimited number of shares of beneficial interest divided into five classes, designated Class A, Class B, Class C, Class D and Common Class Shares . In addition the Large Cap Value Fund is also authorized to issue an unlimited number of shares of beneficial interest, designated Advisor Class Shares. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, and (v) Common Class shares have slightly different procedures for buying and selling shares and available services, as described in the Prospectus under "Buying and Selling Shares" and "Shareholder Services." In accordance with the Credit Suisse Capital Funds' Amended and Restated Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, each of the Tax Efficient Fund, Large Cap Value Fund and Small Cap Value Fund are offering three classes of shares, designated Class A, Class B and Class C and the Small Cap Value Fund is also offering Common Class shares.

          The Credit Suisse Capital Funds was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Amended and Restated Agreement and Declaration of Trust, however, provides that shareholders of Credit Suisse Capital Funds shall not be subject to any personal liability for the acts or obligations of Credit Suisse Capital Funds and that every written obligation, contract, instrument or undertaking made by Credit Suisse Capital Funds shall contain a provision to that effect. Upon payment of any liability, the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund. The Trustees intend to conduct the operation of Credit Suisse Capital Funds, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of Credit Suisse Capital Funds.

          The Amended and Restated Agreement and Declaration of Trust further provide that no Trustee, officer, employee or agent of Credit Suisse Capital Funds is liable to Credit Suisse Capital Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of Credit Suisse Capital Funds, except such liability as may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. It also provides that all third parties shall look solely to the property of Credit Suisse Capital Funds or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of Credit Suisse Capital Funds or of the particular Fund, respectively. With the exceptions stated, the Amended and Restated Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of Credit Suisse Capital Funds against all liability in connection with the affairs of Credit Suisse Capital Funds.

          All shares of Credit Suisse Capital Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series or classes would be governed by the Investment Company Act of 1940 and the laws of the Commonwealth of Massachusetts.

          INTERNATIONAL FUND

          Credit Suisse Opportunity Funds (previously the Credit Suisse Warburg Pincus Opportunity Funds) (the "Opportunity Funds") was formed on May 31, 1995 as a business trust under the laws of the state of Delaware. Its shares are currently divided into four series, the Credit Suisse High Income Fund, the Credit Suisse Municipal Money Fund, the Credit Suisse U.S. Government Money Fund and the Credit Suisse International Fund. The Credit Suisse Opportunity Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.

          The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Credit Suisse Opportunity Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third person in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of the appropriate Credit Suisse Opportunity Fund for satisfaction of claims arising in connection with the affairs of a Credit Suisse Opportunity Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Credit Suisse Opportunity Funds against all liability in connection with the affairs of the Credit Suisse Opportunity Funds.

          All shares of the Credit Suisse Opportunity Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Credit Suisse Opportunity Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the Act and the laws of the State of Delaware.

          On December 12, 2002, the Board of Trustees of Credit Suisse Opportunity Funds on behalf of the International Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the assets and liabilities of the International Fund would be transferred to the Credit Suisse International Focus Fund ("International Focus Fund"), in exchange for shares of the International Focus Fund. The International Fund would be liquidated and shares of the International Focus Fund would be distributed to International Fund's shareholders.

          If the Reorganization is completed, each shareholder of the International Fund would become a shareholder of the International Focus Fund with the same aggregate net asset value as their shares of the International Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the International Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the International Fund in anticipation of a special meeting of shareholders to be held at a later date.

          GENERAL

          Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, and for the Small Cap Value Fund the total return on Class A shares can be expected to be lower than the total return on Common shares. Class B shares convert to Class A shares after 8 years but Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares. Unless the context clearly suggests otherwise, references to a Fund in this prospectus are to the Fund as a whole and not to any particular class of the Fund's shares.

          Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Trustee of each Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

          Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained by calling Credit Suisse Funds at 800-927-2874 or on the Credit Suisse Funds web site at www.CreditSuisseFunds.com.

          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of each Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund, plus, in the case of Class A shares of the Funds, any applicable sales charges.

          As a convenience to the investor and to avoid unnecessary expense to the Funds, share certificates representing shares of the Funds are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Funds).

          Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Funds are authorized to accept orders on the Funds' behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of a Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          COMMON CLASS SHARES. To purchase Common shares directly from the Small Cap Value Fund, contact the Fund to obtain an application. Fill it out and mail it to the Fund along with an investment check, payable to "Credit Suisse Funds." The Fund cannot accept "starter" checks that do not have your name preprinted on them. The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund. These types of checks may be returned to you and your purchase order may not be processed.

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES. Class A shares, Class B shares and Class C shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Funds. All purchases of Class A shares, Class B shares and Class C shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

          Class A shares of the Funds are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                     Initial Sales Charge -- Class A Shares

AMOUNT PURCHASED                         AS A % OF AMOUNT     AS A % OF OFFERING       COMMISSION TO FINANCIAL
                                             INVESTED                PRICE             REPRESENTATIVE AS A % OF
                                                                                            OFFERING PRICE
---------------------------------------------------------------------------------------------------------------
Less than $50,000                              6.10%                 5.75%                      5.00%
$50,000 to less than $100,000                  4.99%                 4.75%                      4.00%
$100,000 to less than $250,000                 3.90%                 3.75%                      3.00%
$250,000 to less than $500,000                 2.56%                 2.50%                      2.00%
$500,000 to less than $1,000,000               2.04%                 2.00%                      1.75%
$1,000,000 or more                              0*                     0                        1.00%**

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the Prospectus).

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

         From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Funds as defined in the Securities Act of 1933.

         Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' Class A shares, Class B shares or Class C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Funds' Class A shares, Class B shares or Class C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for record keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for these services. The Prospectus relating to Class A shares, Class B shares or Class C shares should be read in connection with such firms' material regarding their fees and services.

         Reduced sales charges shown in the above schedules apply to the aggregate of purchases of Class A shares of the Funds made at one time by any "purchaser." The term "purchaser" includes:

    - an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

    - any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

    - a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

    - a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

         INITIAL SALES CHARGES WAIVERS. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Trustees of the Funds, current and former directors or trustees of other investment companies managed by the CSAM or its affiliates, officers, directors and full-time employees of CSAM or its affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Funds); (4) shares purchased by RIAs on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services; (5) shareholders who received shares in the Credit Suisse Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares; (6) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans; (7) Class B shares which are automatically converted to Class A shares; and (8) Class A shares acquired when dividends and distributions are reinvested in the Funds.

         For the fiscal year ended October 31, 2002, CSAMSI received $23,621, $76,255, $164,658 and $11,674 on the sale of Class A shares of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and the International Fund, respectively, of which CSAMSI retained $3,372, $11,137, $22,833 and $2,278, respectively. For the fiscal year ended October 31, 2002, CSAMSI received $0, $0, $0, and $0 on contingent deferred sales charges on redemptions of Class A shares of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively. For the fiscal year ended October 31, 2002, CSAMSI received $99,758, $38,231, $24,281 and $4,596 in contingent deferred sales charges on redemptions of Class B shares, respectively, of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund, and International Fund. For the fiscal year ended October 31, 2002, CSAMSI received $3,221, $1,293, $6,615 and $0 in contingent deferred sales charges on redemptions of Class C shares, respectively, of Tax Efficient Fund, Large Cap Value Fund, Small Cap Value Fund, and International Fund.

         REDEMPTIONS

         GENERAL. Shares of the Funds may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C shares of the Funds, and certain redemptions of Class A shares of the Funds.

         Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90- day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

         AUTOMATIC CASH WITHDRAWAL PLAN. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically.

Withdrawals may be made under the Plan by redeeming as many shares of the relevant Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the Prospectus, certain withdrawals under the Plan for the holder of Class A shares, Class B shares, and Class C shares of the Funds may be subject to a deferred sales charge.

           SPECIAL PROVISIONS APPLICABLE TO EACH FUND'S CLASS B AND CLASS C SHARES ONLY.

           The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                            CONTINGENT DEFERRED SALES CHARGE AS A
           YEAR SINCE PURCHASE               PERCENTAGE OF THE LESSER OF DOLLARS
               PAYMENT MADE                     INVESTED OR REDEMPTION PROCEEDS
               ------------                     -------------------------------
          First                                            4.0%
          Second                                           3.0%
          Third                                            2.0%
          Fourth                                           1.0%
          After Fourth                                     0.0%

         For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

         CONTINGENT DEFERRED SALES CHARGE - GENERAL. The following example will illustrate the operation of the contingent deferred sales charge on Class B shares. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received. For example, an investment made on September 10, 2002 will be eligible for the second year's charge if redeemed on or after October 1, 2003. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CSAMSI receives any contingent deferred sales charge directly.

         The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

         A limited Contingent Deferred Sales Charge ("Limited CDSC") is imposed by each of the Funds upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $1,000,000 or more and the distributor paid any commission to the financial representative. The Limited CDSC also applies to redemptions of shares of other funds into which such Class A share are exchanged.

                               EXCHANGE PRIVILEGE

         An exchange privilege with certain other funds advised by CSAM is available to investors in each Fund. A Common shareholder of the Small Cap Value Fund may exchange Common shares of the Fund for Common shares of another Credit Suisse Fund at their respective net asset values. An Advisor shareholder of the Large Cap Value Fund may exchange Advisor shares of the Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values. Class A, Class B or Class C shareholder of a Fund may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares.

         If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and, except for exchanges of Class A shares, Class B shares or Class C shares, will be effected without a sales charge. The Funds may refuse exchange purchases at any time without prior notice. Certain Credit Suisse Funds into which shares are exchanged may required that the shareholder hold the shares for 12 months to avoid a Limited CDSC.

         The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

         The Funds reserve the right to refuse exchange purchases by any person or group if, in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Funds reserve the right to terminate or modify the exchange privilege at any time upon 60 days notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Funds. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

         THE FUNDS AND THEIR INVESTMENTS

         Each Fund intends to continue to qualify to be treated as a regulated investment company ("RIC") under the code during each taxable. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings (the "Asset Diversification Requirement") so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         As a regulated investment company, each Fund that satisfies the minimum distribution requirement will not be subject to United States federal income tax on its net investment income (I.E., income other than its net realized long-term and short-term capital gains) net realized long-term and short-term capital gains that it distributes to its shareholders, A Fund will satisfy the minimum distribution requirement if it distributes to its shareholders at least 90% of the sum of its investment company taxable income (I.E., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers)), and its net tax-exempt interest income for the taxable year is. Each Fund will be subject to tax at regular corporate rates on any investment company taxable income that it does not distribute to its shareholders. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

         Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of Trustees of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

         The Code imposes a 4% nondeductible excise tax on each Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains that are subject to corporate income tax in the hands of the Fund will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

         With regard to each Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

         A Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         A Fund's investments in zero coupon securities, if any, may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

         "Constructive sale" provisions apply to activities by the Fund which lock in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, an option, or a future or forward contract. The entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

         SPECIAL TAX CONSIDERATIONS

         The following discussion relates to the particular federal income tax consequences of the investment policies of the Funds.

         STRADDLES. The options transactions that the Funds enter into may result in "straddles" for federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Funds for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Funds must make in order to avoid federal excise tax. Furthermore, in determining their investment company taxable income, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Funds of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

         OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (I.E., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Fund continued to hold. Investors should also note that Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid federal excise tax liability.

         Each of the Funds may elect not to have the year-end mark-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Fund that are not Section 1256 contracts.

         FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement.

         Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

         PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax and a deferral interest charge on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Fund. Additional charges in the nature of interest may also be imposed on a Fund in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Fund may elect to have its investment in certain PFICs taxed as an investment in a "qualified electing fund" ("QEF"). A Fund making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

         A Fund may elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owns and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Fund generally will not be subject to deferred federal income tax on any gains that it is deemed to realize as a consequence of making a mark-to-market election, but such gains will be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

         ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.

         FOREIGN TAXES. Dividends and interest received by the Funds on investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund qualifies as a RIC, if certain asset and distribution requirements are satisfied and if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. A Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make such an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their own U.S. federal income taxes. Shortly after any year for which it makes such an election, a Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

         FUND TAXES ON SWAPS. As a result of entering into swaps, the Funds may make or receive periodic net payments. They may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

         DIVIDENDS AND DISTRIBUTIONS. Dividends of investment income and distributions of short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

         Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

         Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect an amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

         If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         SALES OF SHARES. Upon the sale or exchange of shares, a shareholder will recognize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

         BACKUP WITHHOLDING. A Fund may be required to withhold, for United States federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.

Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liability.

         NOTICES. Shareholders will be notified annually by the relevant Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Funds and Their Investments") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

         OTHER TAXATION. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUNDS.

                          DETERMINATION OF PERFORMANCE

         From time to time, a Fund may quote the total return of its shares in advertisements or in reports and other communications to shareholders. Funds that meet the size requirements for listing in THE WALL STREET JOURNAL are listed under the heading "Credit Suisse Common" for Common Class shares, "Credit Suisse ADV" for Advisor Class shares and "Credit Suisse ABC" for Class A, Class B and Class C shares. Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.

         AVERAGE ANNUAL TOTAL RETURNS

         Average annual total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measurement period to the end of the measurement period. The figures reflect changes in the price of the Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

         Each Fund that advertises its "average annual total return" computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                 n
           P(1+T)  = ERV

           Where:              P = hypothetical initial payment of $1,000;

                               T = average annual total return;

                               n = number of years; and

                               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

         Each Fund that advertises its "aggregate total return" computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) - l]
                           ---
                            P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. It is also assumed that with respect to the Class A shares of the Funds, the maximum initial sales charge of 5.75% was deducted at the time of investment and with respect to the Class B and Class C shares at the end of the relevant periods, the entire amount was redeemed and the appropriate CDSC, if any, was deducted. Investors should note that this performance may not be representative of the Funds' total returns in longer market cycles.

         When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that such return may not be representative of any Fund's return over a longer market cycle. A Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the relevant Fund for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, and may indicate various components of total return (I.E., change in value of initial investment, income dividends and capital gain distributions).

         With respect to a Fund's Common, Class A, Class B and Class C Shares, the Funds' average annual total returns for the indicated periods ended October 31, 2002 were as follows (performance figures calculated without waiver by a Fund's service provider(s), if any, are noted in italics). Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have less than one year of performance. Advisor Class Shares of the Large Cap Value Fund have not commenced operations as of the date hereof.

                           TOTAL RETURN

                                              COMMON SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Small Cap Value Fund                   0.61%                  N/A                        N/A                       7.08%

                                              CLASS A SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -23.51%                   -0.51%                      7.08%                   7.48%
Large Cap Value Fund                 -12.95%                    2.91%                     10.12%                  11.27%
Small Cap Value Fund                  -5.10%                    3.48%                     10.06$                  12.64%
International Fund                   -25.54%                   -6.33%                    N/A                      -2.68%

                                              CLASS B SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -22.71%                   -0.07%                    N/A                       4.40%
Large Cap Value Fund                 -11.66%                    3.40%                    N/A                       7.78%
Small Cap Value Fund                  -3.57%-                  -3.92%                    N/A                       8.07%
International Fund                   -24.68%                   -5.96%                    N/A                      -2.63%

                                              CLASS C SHARES

                                                                                                             PERIOD FROM THE
               FUND                   ONE-YEAR                 FIVE-YEAR                TEN-YEAR        COMMENCEMENT OF OPERATIONS
               ----               ---------------        -------------------     -------------------   ---------------------------
Tax Efficient Fund                   -20.30%                  N/A                        N/A                     -17.06%
Large Cap Value Fund                  -9.19%                  N/A                        N/A                      -2.30%
Small Cap Value Fund                  -0.95%                  N/A                        N/A                      10.81%-
International Fund                   -19.31%                  N/A                        N/A                     -21.20%

         From time to time, Fund service providers may have voluntarily agreed to waive all or a portion of their fees and reimburse some Fund expenses. The performance figures above reflect the impact of these waivers and expense reimbursements, if any. Performance figures would be lower, perhaps materially so, if they were calculated without reflecting the impact of fee waivers and/or expense reimbursements.

         Each Fund may advertise, from time to time, comparisons of its performance with that of one or more other mutual funds with similar investment objectives. A Fund may advertise average annual calendar-year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the second immediately preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

         The Funds may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Funds do not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Funds will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         YIELD

         Certain Funds may advertise a 30-day (or one month) yield. Such yields are calculated separately for each class of shares in each Fund in accordance with the method prescribed by the SEC for mutual funds:

                                               6
                           YIELD = 2[(a - b +1)  - 1)
                                      -----
                                       cd

Where:   a =           dividends and interest earned by a Fund during
                       the period;
         b =           expenses accrued for the period (net of reimbursements);
         c =           average daily number of shares outstanding during the
                       period, entitled to receive dividends; and
         d =           maximum offering price per share on the last day of
                       the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

         With respect to receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period, and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

         AFTER-TAX RETURN

         From time to time the Funds may include after-tax performance information in advertisements. To the extent the Funds include such information, it will be computed according to the following formulas:

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

                                 n
                         P(1 + T)  = ATV
                                        D

Where:   P      =   a hypothetical initial payment of $1,000.

         T      =   average annual total return (after taxes on distributions).

         n      =   number of years.

   ATV(sub D)   =   ending value of a hypothetical $1,000 investment
                    made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

         Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have less than one year of performance.

         The average annual total returns (after taxes on distributions) for the Small Cap Value Fund's Common Class shares for the periods ended October 31, 2002 were as follows:


         FUND            1 YEAR           3 YEAR           5 YEAR           10 YEAR          SINCE INCEPTION
         ----            ------           ------           ------           -------          ---------------
Small Cap Value Fund    -2.68%            N/A              N/A              N/A            3.70%         8/1/00

         The average annual total returns (after taxes on distributions) for each Fund's Class A shares for the periods ended October 31, 2002 were as follows:

     FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
     ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -23.51%           -15.59%          -1.39%           5.25%          5.63%         12/15/86
Large Cap Value         -14.64%           -6.90%           1.20%            8.05%          8.95%         9/19/39
Small Cap Value         -8.16%            4.78%            1.13%            7.84%          10.63%        2/8/67
International Fund      -25.56%           -19.49%          -7.51%           N/A            -3.54%        9/8/95


         The average annual total returns (after taxes on distributions) for each Fund's Class B shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR            3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------            ------           ------          -------           ---------------
Tax Efficient Fund      -22.71%           -15.08%          -0.96%           5.36%          3.26%         2/28/96
Large Cap Value         -13.22%           -6.06%           1.91%            N/A            6.09%         2/28/96
Small Cap Value         -6.87%            5.52%            1.59%            N/A            6.03%         2/28/96
International Fund      -24.70%           -19.09%          -7.14%           N/A            -3.49%        9/8/95

         The average annual total returns (after taxes on distributions) for each Fund's Class C shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR         10 YEAR            SINCE INCEPTION
    ----                ------           ------           ------         -------            ---------------
Tax Efficient Fund      -20.30%           -14.80%          -0.84%           5.54%         -17.35%        2/28/00

Large Cap Value         -10.77%           N/A              N/A              N/A           -3.64%         2/28/00

Small Cap Value         -4.25%            N/A              N/A              N/A           7.82%          2/28/00

International Fund      -19.34%           N/A              N/A              N/A           -21.83%        2/28/00

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION AND REDEMPTIONS)

                                        n
                                P(1 + T)  = ATV
                                               DR

Where:     P    =   a hypothetical initial payment of $1,000.

           T    =   average annual total return (after taxes on distributions
                    and redemption).

           n    =   number of years.

    ATV(sub DR) =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.

         Performance figures for the Advisor shares of the Large Cap Value Fund are not shown because they have not commenced operations as of the date hereof.

         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for the Small Cap Value Fund's Common Class shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Small Cap Value Fund    2.19%             N/A              N/A              N/A            4.95%         8/1/00

         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class A shares for the periods ended October 31, 2002 were as follows:

    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -14.43%           -11.22%          -0.28%           5.28%          5.57%         12/15/86
Large Cap Value         -6.34%            -4.16%           2.28%            7.85%          8.89%         9/19/49
Small Cap Value         -1.43%            5.78%            2.15%            7.57%          10.41%        2/8/67
International Fund      -15.68%           -13.64%          -4.68            N/A            -1.92%        9/8/95


         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class B shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
Tax Efficient Fund      -13.94%           -10.78%          0.10%            5.42%          3.54%         2/28/96
Large Cap Value         -5.45%            -3.03%           2.82%            N/A            6.23%         2/28/96
Small Cap Value         -0.30%            6.49%            2.56%            N/A            6.08%         2/28/96

    FUND                1 YEAR           3 YEAR           5 YEAR          10 YEAR           SINCE INCEPTION
    ----                ------           ------           ------          -------           ---------------
International Fund      -15.15%           -13.25%          -4.35%           N/A            -1.85%        9/8/95


         The average annual total returns (after taxes on distributions and redemptions of Fund shares) for each Fund's Class C shares for the periods ended October 31, 2002 were as follows:


    FUND                1 YEAR           3 YEAR           5 YEAR         10 YEAR            SINCE INCEPTION
    ----                ------           ------           ------         -------            ---------------
Tax Efficient Fund      -12.46%           N/A              N/A              N/A                          2/8/00
Large Cap Value         -3.92%            N/A              N/A              N/A           -1.63%         2/28/00
Small Cap Value         1.31%             N/A              N/A              N/A           8.14%          2/28/00
International Fund      -11.85%           N/A              N/A              N/A           -16.26%        2/28/00

         The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

         In addition, reference may be made in advertising a class of Fund shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. A Fund may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.

         A Fund may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper, Inc. or similar investment services that monitor the performance of mutual funds; (ii) in the case of the Tax Efficient Fund, with the S&P 500 Index, and with appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund; in the case of the Large Cap Value Fund, with the Russell 1000 Value Index and with other appropriate indices prepared by Frank Russell Company relating to securities represented by the Fund; in the case of the Small Cap Value Fund, with the Russell 2000 Index, the Russell 2000 Value Index and with other appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund; and in the case of the International Fund, with the Morgan Stanley Capital International Europe Australasia and Far East Index and with appropriate indices prepared by Frank Russell Company relating to the securities represented by the Fund. A Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications such as BARRON'S, BUSINESS WEEK, FINANCIAL TIMES, FORBES, FORTUNE, INC., INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR, SMARTMONEY, THE WALL STREET JOURNAL and Worth. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, each Fund may from time to time compare its expense ratio to that of investment companies with similar objectives and policies, based on data generated by Lipper, Inc. or similar investment services that monitor mutual funds.

         In reports or other communications to investors or in advertising, each Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology underlying stock selection or the Fund's investment objective. In addition, a Fund and its portfolio managers may render periodic updates of Fund activity, which may include a discussion of significant portfolio holdings; analysis of holdings by industry, country, credit quality and other characteristics; and comparison and analysis of the Fund with respect to relevant market and industry benchmarks. Each Fund may also discuss measures of risk, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

         PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, 2100 Market Street, Philadelphia, Pennsylvania 19103, serves as independent accountants for each Fund. The financial statements that are incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been audited by PwC, and have been included herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

         Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as counsel for each Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

         As of January 24, 2003, the names, address and percentage of ownership of other persons that control a Fund (within the meaning of the rules and regulations under the 1940 Act) or own of record 5% or more of a class of each Fund's outstanding shares were as follows:

FUND                                                 CLASS        CLASS        CLASS         CLASS           COMMON        ADVISOR
                                                       A            B            C             D              CLASS         CLASS
TAX EFFICIENT FUND

Donaldson Lufkin Jenrette*                                                     11.48%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Brian R. Treglown                                                                                             5.41%
6236 N Wayne Avenue
Chicago, IL 60660-1913

LARGE CAP VALUE

Donaldson Lufkin Jenrette*                                                     19.89%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Retirement Plan Non-legal Employment                                                                         69.01%
of Simpson Thacher & Bartlett*
Ellen Rosen Attn: Coordinator
425 Lexington Ave.
New York, NY 10017-3903

Guarantee & Trust Company Trustees*                                                                           5.23%
Cathleen Noland Spousal IRA
P.O. Box 8963
Wilmington, DE  19899-8963

SMALL CAP VALUE

Merrill Lynch Pierce                                                           6.18%
Fenner & Smith Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486

Charles Schwab & Co., Inc.*                                                                                  25.06%
Special Custody Account for the
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

Fidelity Investment Institutional*                                                                           35.15%
Operating Cnt as Agent for CERTA
Employee Benefit Plans
100 Magellan Way
Covington, KY  41015-1999

FUND                                                 CLASS        CLASS        CLASS         CLASS           COMMON        ADVISOR
                                                       A            B            C             D              CLASS         CLASS
Nat'l Financial SVCS Corp.*                                                                                   7.71%
FBO Customers
A/C# SV8849-8436
P.O. Box 3908
Church St. Station
New York, NY 10008-3908

INTERNATIONAL

Donaldson Lufkin Jenrette*                          23.23%                     80.08%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Bankers Trust Company*                              19.78%
P.O. Box 9005
Church Street Station
New York, NY 10008


Lehman Brothers, Inc.*                                                         6.89%
744-21739-15
101 Hudson Street, 31st Floor
Jersey City, NJ 07302-3915

William Blair & Co LLC*                                                        5.07%
Delaware Charter Guarantee
222 West Adams Street
Chicago, IL 60606-5312


* The Fund believes that these entities are not the beneficial owner of shares held of record by them.

                              FINANCIAL STATEMENTS

         Each Fund's audited ANNUAL REPORT(S), for the classes of shares it makes available, dated October 31, 2002, which either accompanies this STATEMENT OF ADDITIONAL INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, is incorporated herein by reference with respect to all information regarding the Fund included therein. Each Fund will furnish without charge a copy of the annual and semi-annual reports, report upon request by calling Credit Suisse Funds at 800-927-2874.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

         The following summarizes the ratings used by S&P for corporate bonds:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

         To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The following summarizes the ratings used by Moody's for corporate bonds:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM NOTE RATINGS

         The following summarizes the two highest ratings used by S&P for short-term notes:

         SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

         SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

         MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

MUNICIPAL OBLIGATIONS RATINGS

         The following summarizes the ratings used by S&P for Municipal
Obligations:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

         To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The following summarizes the highest four municipal ratings used by
Moody's:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             THE STATEMENT OF ADDITIONAL INFORMATION OF THE EUROPEAN
                      EQUITY FUND, DATED DECEMBER 11, 2002


                       STATEMENT OF ADDITIONAL INFORMATION

                                December 11, 2002
                         As revised on December 16, 2002

                                 ---------------

                       CREDIT SUISSE EUROPEAN EQUITY FUND

                                 ---------------

          This Statement OF ADDITIONAL INFORMATION provides information about Credit Suisse European Equity Fund (the "European Equity Fund" or the "Fund") that supplements information contained in the PROSPECTUS FOR THE COMMON SHARES and the PROSPECTUS for the Class A Shares of the Fund, each dated December 11, 2002, each as amended or supplemented from time to time (each, a "PROSPECTUS"), and is incorporated by reference in its entirety into each PROSPECTUS.

          The Fund's audited ANNUAL REPORT(S), for the classes of shares it makes available, which either accompanies this STATEMENT OF INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, is incorporated herein by reference.

          This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the PROSPECTUS, ANNUAL REPORTS and information regarding the Fund's current performance can be obtained by writing or telephoning:

                            CLASS A AND COMMON SHARES
                               Credit Suisse Funds
                                  P.O. Box 9030
                              Boston, MA 02205-9030
                                 (800) 927-2874

                                TABLE OF CONTENTS

                                                                                        PAGE
INVESTMENT OBJECTIVE AND POLICIES                                                          1

   General Investment Strategies                                                           1
     Options, Futures and Currency Exchange Transactions                                   1
     SECURITIES OPTIONS                                                                    2
     OTC OPTIONS                                                                           5
     FUTURES ACTIVITIES                                                                    5
          OPTIONS ON FUTURES CONTRACTS                                                     7
     CURRENCY EXCHANGE TRANSACTIONS                                                        8
     SWAPS                                                                                 9
     HEDGING GENERALLY                                                                    10
     ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES        11
     U.S. Government Securities                                                           11
     Foreign Investments. FOREIGN CURRENCY EXCHANGE                                       11
          EURO CONVERSION                                                                 12
          INFORMATION                                                                     12
          POLITICAL INSTABILITY                                                           13
          EMERGING MARKETS                                                                13
          DELAYS                                                                          13
          INCREASED EXPENSES                                                              13
          FOREIGN DEBT SECURITIES                                                         13
          GENERAL                                                                         14
          SOVEREIGN DEBT                                                                  14
          PRIVATIZATIONS                                                                  15
     Central and Eastern European Countries                                               15
     Fixed Income Securities                                                              16
     Below Investment Grade Securities                                                    16
     Securities of Other Investment Companies                                             17
     Lending of Portfolio Securities                                                      17
     When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments        18
     Brady Bonds                                                                          19
     Repurchase Agreements                                                                19
     Loan Participations and Assignments                                                  20
     Convertible Securities                                                               20
     Structured Notes                                                                     21
     Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers             22
     Depository Receipts                                                                  22
     Temporary Investments                                                                23
     Rights Offerings and Purchase Warrants                                               23
     Non-Publicly Traded and Illiquid Securities                                          23
          RULE 144A SECURITIES                                                            24
     Borrowing                                                                            24
     Stand-By Commitments                                                                 25

OTHER INVESTMENT LIMITATIONS                                                              26

                                       (i)

PORTFOLIO VALUATION ORTFOLIO TRANSACTIONS ORTFOLIO TURNOVER                               27

MANAGEMENT OF THE FUND                                                                    31

   Officers and Board of Directors wnership in Securities of the Fund and Fund Complex    31
   Committees and Meetings of Directors                                                   42
   Directors' Compensation Through August 31, 2002                                        43
     Investment Advisory Agreements                                                       44
     Sub-Advisory Agreements                                                              46
   Code of Ethics Custodian and Transfer Agent                                            50
   Organization of the Fund                                                               50
   Distribution and Shareholder Servicing Distributor                                     51
     Class A Shares                                                                       53
     General                                                                              54

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                            54

        CLASS A SHARES                                                                    55
        INITIAL SALES CHARGES WAIVERS                                                     57
     Automatic Cash Withdrawal Plan                                                       58

EXCHANGE PRIVILEGE                                                                        59

ADDITIONAL INFORMATION CONCERNING TAXES                                                   59

   The Fund and Its Investments                                                           60
   Passive Foreign Investment Companies                                                   62
   Dividends and Distributions                                                            62
   Sales of Shares                                                                        63
   Foreign Taxes. und Taxes on Swaps                                                      63
   Backup Withholding                                                                     64
   Notices.                                                                               64
   Other Taxation                                                                         64

DETERMINATION OF PERFORMANCE                                                              65

     After-Tax Return                                                                     67

INDEPENDENT ACCOUNTANTS AND COUNSEL                                                       69

MISCELLANEOUS                                                                             69

FINANCIAL STATEMENTS                                                                      70


APPENDIX - DESCRIPTION OF RATINGS                                                        A-1

                                      (ii)

                        INVESTMENT OBJECTIVE AND POLICIES

          The following information supplements the discussion of the Fund's investment objectives and policies in each PROSPECTUS. There are no assurances that the Fund will achieve its investment objectives.

          The investment objective of the European Equity Fund is capital appreciation.

          Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. Determinations as to eligibility will be made by Credit Suisse Asset Management, LLC ("CSAM") or Credit Suisse Asset Management Ltd. ("CSAM Ltd."), the Fund's investment adviser and sub-investment adviser, respectively (each an "Adviser"), based on publicly available information and inquiries made to the companies. The Fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries. The Fund considers Western Europe to currently include the European Union, Norway and Switzerland. At times, the Fund may invest a significant amount of its assets in a single country. The Fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the Fund upon at least 60 days' notice to shareholders before any such change becomes effective.

     GENERAL INVESTMENT STRATEGIES

          Unless otherwise indicated, the Fund is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. Any percentage limitation on the Fund's ability to invest in debt securities will not be applicable during periods when the Fund pursues a temporary defensive strategy as discussed below.

          The Fund does not represent that these techniques are available now or will be available at any time in the future.

          OPTIONS, FUTURES AND CURRENCY EXCHANGE TRANSACTIONS.

          The Fund may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return. The Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies and may engage in currency exchange transactions for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

          SECURITIES OPTIONS. The Fund may write covered put and call options on stock and debt securities and may purchase covered put and call options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC").

          The Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

          The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

          The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund, as the writer of a covered call option, forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). The Fund that writes call options retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

          In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the securities for which the Fund may write covered call options. For example, if the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

          Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (i) in-the-money call options when the Fund's Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

          Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options, no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase OTC options only from dealers whose debt securities, as determined by its Adviser are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of their Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

          SECURITIES INDEX OPTIONS. The Fund may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

          OTC OPTIONS. The Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

          Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

          FUTURES ACTIVITIES. The Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These futures contracts are standardized contracts for the future delivery of a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiple times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions as well as for the purpose of increasing total return, which may involve speculation.

          The Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of the Fund's assets that may be at risk with respect to futures activities.

          The OTC market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

          FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities listed represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

          OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

          FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Fund. To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through the use of hedging transactions).

          CURRENCY OPTIONS. The Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          CURRENCY HEDGING. The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Fund may purchase foreign currency put options. If the value of the foreign currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a bond denominated in a foreign currency against a decline in the particular currency, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

          SWAPS. The Fund may enter into swaps relating to indexes, currencies and equity interests of issuers without limit. A swap transaction is an agreement between the Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

          The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

          HEDGING GENERALLY. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, the Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

          In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Fund's Adviser still may not result in a successful hedging transaction.

          The Fund will engage in hedging transactions only when deemed advisable by its Adviser, and successful use by the Fund of hedging transactions will be subject to its Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

          To the extent that the Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all. The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

          ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Fund will comply with guidelines established by the Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of forward currency contracts; options written by the Fund on currencies, securities, if applicable, and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities.

          For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

          U.S. GOVERNMENT SECURITIES.

The obligations issued or guaranteed by the U.S. government in which the Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities ("U.S. Government Securities"). Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

          Other U.S. Government Securities the Fund may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if CSAM determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

          Foreign Investments.

          Investors should recognize that investing in foreign companies, whether in emerging or more developed countries, involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. These risks include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets, more volatile markets, higher brokerage commissions and other fees, possibility of nationalization or expropriation, confiscatory taxation, political instability, and less protection provided by the judicial system.

          FOREIGN CURRENCY EXCHANGE. Since the Fund will invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Transactions" and "Futures Activities" above.

          EURO CONVERSION. The introduction of the euro presented unique risks and uncertainties for investors in those countries, including, the fluctuation of the euro relative to non-euro currencies and whether the interest rate, tax and labor regimes of the European countries participating in the euro will converge over time. Further, the conversion of the currencies of other Economic and Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the euro. These or other factors may cause market disruptions and could adversely affect the value of European securities and currencies held by the Fund.

          INFORMATION. The majority of the securities held by the Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

          POLITICAL INSTABILITY. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

          EMERGING MARKETS. Investing in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.) involves not only the risks described above with respect to investing in foreign securities generally but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

          DELAYS. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on the Fund's liquidity, the Fund will take reasonable steps to mitigate investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

          INCREASED EXPENSES. The operating expenses of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies not investing in foreign securities.

          FOREIGN DEBT SECURITIES. The Fund may invest up to 20% of its net assets in debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock for the purpose of seeking capital appreciation. The Fund's debt securities may be investment grade or below investment grade (see "Below Investment Grade Securities"). A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service ("S&P") or, if unrated, is determined to be of comparable quality by the Fund's Adviser. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

          GENERAL. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          SOVEREIGN DEBT. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited legal recourse in the event of a default.

          Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While the Adviser intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain sovereign debt instruments in which the Fund may invest involve great risk. Sovereign debt issued by issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value.

          PRIVATIZATIONS. The Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

          CENTRAL AND EASTERN EUROPEAN COUNTRIES. The Fund may invest in Central and Eastern Europe. The risks normally associated with investing in foreign securities are increased in Central and Eastern European countries due to the relative infancy of political and economic structures. Many of these countries lack the political and economic stability characteristic of more developed countries, and political or social developments may adversely affect the value of the Fund's investment in a material way. The small size and inexperience of the securities markets and the limited volume of trading in such securities may make the Fund's investments illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to companies located in certain Central and Eastern European countries and it may be difficult to assess the value of an investment in such companies. These securities markets are substantially smaller, less liquid and significantly more volatile than U.S. or Western European markets. As a result, obtaining prices on portfolio securities from independent sources may be more difficult. These factors may make it more difficult for the Fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

          The value of the Fund's assets may be materially adversely affected by political, economic, and social factors, changes in the law or regulations of Central and Eastern European countries and the status of political and economic foreign relations of Central and Eastern European countries. Communist factions have continued to play a role in the political structure of some of these countries and there is also speculation that organized crime exerts significant influence on certain countries in this region. Actions of Central and Eastern European governments could significantly adversely affect private sector companies and the prices and yields of securities in the Fund's portfolio. Despite privatization programs that have been implemented, the governments of Central and Eastern European countries have exercised significant influence over many aspects of the local economies, and the number of public sector enterprises in Central and Eastern Europe is substantial. New governments and new economic policies may also have an unpredictable adverse impact on Central and Eastern European economies and, consequently, on the Fund's investments.

          FIXED INCOME SECURITIES. The value of the securities held by the Fund, and thus the net asset value of the shares of the Fund, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time such a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. The Fund is not restricted to any maximum or minimum time to maturity in purchasing debt securities, and the average maturity of the Fund's debt securities will vary based on its Adviser's assessment of economic and market conditions.

          BELOW INVESTMENT GRADE SECURITIES. The Fund may invest up to 20% of its net assets in below investment grade securities (securities that are rated below the fourth highest grade at the time of purchase by Moody's or S&P, or, if unrated, deemed by the Adviser to be of comparable quality). The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

          The market values of below investment grade securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of investment grade securities and the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than below investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to prior payment of senior indebtedness. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses in seeking recovery with no guarantee of recovery. Also, a recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. Lower-rated securities also present risks based on payment expectations. For example, lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

          To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating net asset value.

          The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. The Fund will rely on the judgment, analysis and experience of its Advisers in evaluating the creditworthiness of an issuer. In this evaluation, an Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. At times, adverse publicity regarding lower-rated securities has depressed the prices for such securities to some extent.

          SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

          LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33-1/3% of the value of the Fund's total assets (including the loan collateral). The Fund will not lend portfolio securities to affiliates of CSAM or CSAM Ltd. unless it has received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash or liquid securities, which are maintained at all times in an amount equal to at least 102% of the current market value of loaned U.S. securities and at least 105% of the current market value of loaned non-U.S. securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

          By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund must receive cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

          WHEN-ISSUED SECURITIES, DELAYED-DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. The Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment objectives. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

          When the Fund agrees to purchase when-issued, delayed-delivery securities or securities on a forward commitment basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          BRADY BONDS. The Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the OTC secondary market for debt instruments.

          Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

          Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

          REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. The Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The Fund's Adviser will continue to monitor the creditworthiness of those banks and non-bank dealers under a repurchase agreement. The Fund's Adviser will mark-to-market daily the value of the securities. There are no percentage limits on the Fund's ability to enter into repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

          LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy. The Fund will not invest more than 5% of its net assets in Loan Participations and Assignments.

          CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

          The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

          A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund will invest in convertible securities without regard to their credit rating.

          STRUCTURED NOTES. The Fund may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark asset or market, such as investments in certain emerging markets that restrict investment by foreigners. The structured note fixes the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although the Adviser generally will not use leverage in its structured note strategies. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

          SHORT SALES. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Fund may make a short sale as a hedge when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transactions costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

          EMERGING GROWTH AND SMALLER CAPITALIZATION COMPANIES; UNSEASONED ISSUERS. The Fund will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of the Fund's net assets. Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers") involve risks that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

          DEPOSITORY RECEIPTS. The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts, are issued outside the United States. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European and non-U.S. securities markets, respectively. For purposes of the Fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

          ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issue assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the Untied States about an unsponsored ADR than about a sponsored ADR.

          TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

          RIGHTS OFFERINGS AND PURCHASE WARRANTS. The Fund may invest up to 15% of its net assets in rights and warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a right or warrant is outstanding at the time the right or warrant is issued or is issued together with the right or warrant.

          Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

          NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below), and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          RULE 144A SECURITIES. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund's Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASD, Inc.

          An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          BORROWING. The Fund may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund's net assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

          STAND-BY COMMITMENTS. The Fund may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified securities at a specified price. The Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Fund may also be referred to as "put" options. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

          The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of their Advisers, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Fund's Adviser will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Fund will acquire stand-by commitments only in order to facilitate portfolio liquidity and does not intend to exercise its rights under stand-by commitments for trading purposes.

          The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

          The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

          The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand-by commitments would not affect the average weighted maturity of the Fund's portfolio.

                          OTHER INVESTMENT LIMITATIONS

          The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 10 through 13 may be changed by a vote of the Board at any time.

          The Fund may not:

          1. Borrow money except that the Fund may borrow from banks for temporary or emergency purposes provided that any such borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales and the entry into currency transactions, options, futures contracts, options on futures contracts, and forward commitment transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

          2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

          3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

          4. Make loans, except that the Fund may purchase or hold fixed-income securities, including structured securities, lend portfolio securities (in an amount up to 50% of its total assets immediately before the making of such loans) and enter into repurchase agreements.

          5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

          7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

          8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

          9. Issue any senior security except as permitted in the Fund's investment limitations.

          10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

          11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

          12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

          13. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

          If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 12) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                               PORTFOLIO VALUATION

          The following is a description of the procedures used by the Fund in valuing its assets.

          Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

          Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

          If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the security will be valued at the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price at the time of valuation.

          Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

          Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

          Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                             PORTFOLIO TRANSACTIONS

          The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

          In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services that it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet the Adviser's standards may be higher than for execution services alone or for services that fall below the Adviser's standards. The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, the Adviser will only receive brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

          For the fiscal year ended August 31, 2002, $2,602 of the Fund's total brokerage commissions was paid to brokers and dealers who provided research services. The Fund directed $1,307,406 in transactions to brokers and dealers who provided such research. Research received from brokers or dealers is supplemental to the Adviser's own research program.

          All orders for transactions in securities or options on behalf of the Fund are placed by the Adviser with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and affiliates of Credit Suisse Group. The Fund may utilize

CSAMSI or affiliates of Credit Suisse in connection with a purchase or sale of securities when the Adviser believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

          Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

          Transactions for the Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

          The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

          For the fiscal years ended August 31, 2002, August 31, 2001 and August 31, 2000, the Fund paid $70,612, $123,316 and $236,145, respectively, in brokerage commissions.

          In no instance will portfolio securities be purchased from or sold to CSAM, CSAM Ltd., CSAMSI, Credit Suisse First Boston ("CSFB"), or any affiliated person of such companies except as permitted by the SEC exemptive order or by applicable law. In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of administrative and other support services.

                               PORTFOLIO TURNOVER

          The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

          Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Fund may be higher than mutual funds having a similar objective that do not utilize these strategies.

          It is not possible to predict the Fund's portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commission, higher dealer markups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders. For the fiscal years ended August 31, 2002 and 2001, the Fund's portfolio turnover rate was 194% and 140%, respectively. The increase in the portfolio turnover rate of the Fund was due to the change in portfolio managers.

                             MANAGEMENT OF THE FUND

     OFFICERS AND BOARD OF DIRECTORS

          The business and affairs of the Fund is managed by its Board of Directors in accordance with the laws of the State of Maryland. The directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's Advisers, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.

          The names and ages of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director       Since 1999    Currently retired;      54           Director of The
c/o Credit Suisse Asset                                          Executive Vice                       Indonesia Fund,
Management, LLC                                                  President and Chief                  Inc.
466 Lexington Avenue                                             Financial Officer of
New York, New York                                               Pan Am Corporation
10017-3147                                                       and Pan American
                                                                 World Airways, Inc.
Age: 70                                                          from 1988 to 1991

Jack W. Fritz                       Director       Since Fund    Private investor;       54           Director of Advo,
2425 North Fish Creek Road                         inception     Consultant and                       Inc. (direct mail
P.O. Box 1287                                                    Director of Fritz                    advertising)
Wilson, Wyoming 83014                                            Broadcasting, Inc.
                                                                 and Fritz
Age: 75                                                          Communications
                                                                 (developers and
                                                                 operators of radio
                                                                 stations) since 1987

Jeffrey E. Garten                   Director       Since 2000    Dean of Yale School     54           Director of
Box 208200                                                       of Management and                    Aetna, Inc.;
New Haven, Connecticut                                           William S. Beinecke                  Director of
06520-8200                                                       Professor in the                     Calpine Energy
                                                                 Practice of                          Corporation;
Age: 56                                                          International Trade                  Director of
                                                                 and Finance;                         CarMax Group
                                                                 Undersecretary of                    (used car dealers)

----------

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                                                 Commerce for
                                                                 International Trade
                                                                 from November 1993 to
                                                                 October 1995;
                                                                 Professor at Columbia
                                                                 University from
                                                                 September 1992 to
                                                                 November 1993

Peter F. Krogh                      Director       Since 2001    Dean Emeritus and       54           Member of Board
301 ICC                                                          Distinguished                        of The Carlisle
Georgetown University                                            Professor of                         Companies Inc.;
Washington, DC 20057                                             International Affairs                Member of
                                                                 at the Edmund A.                     Selection
Age: 65                                                          Walsh School of                      Committee for
                                                                 Foreign Service,                     Truman Scholars
                                                                 Georgetown                           and Henry Luce
                                                                 University; Moderator                Scholars;  Senior
                                                                 of PBS foreign                       Associate of
                                                                 affairs television                   Center for
                                                                 series                               Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations

James S. Pasman, Jr.                Director       Since 1999    Currently retired;      54           Director of
c/o Credit Suisse Asset                                          President and Chief                  Education
Management, LLC                                                  Operating Officer of                 Management Corp.;
466 Lexington Avenue                                             National                             Director of

                                       33

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
New York, New York                                               InterGroup, Inc.                     Credit Suisse
10017-3147                                                       (holding company)                    Asset Management
                                                                 from April 1989 to                   Income Fund,
Age: 71                                                          March 1991; Chairman                 Inc.; Trustee of
                                                                 of Permian Oil Co.                   Credit Suisse
                                                                 from April 1989 to                   High Yield Bond
                                                                 March 1991                           Fund; Trustee of
                                                                                                      Deutsche VIT
                                                                                                      Funds (overseeing
                                                                                                      3 portfolios)

Steven N. Rappaport                 Director       Since 1999    Partner of Lehigh       54           Director of The
RZ Capital LLC                                                   Court, LLC since July                First Israel
40 East 52nd Street,                                             2002; President of                   Fund, Inc.
New York, New York 10022                                         SunGuard Securities
                                                                 Finance, Inc., from
Age: 54                                                          2001 to July 2002;
                                                                 President of Loanet,
                                                                 Inc. (on-line
                                                                 accounting service)
                                                                 from 1995 to
                                                                 2001; Director,
                                                                 President,
                                                                 North American
                                                                 Operations, and
                                                                 former
                                                                 Executive Vice
                                                                 President from
                                                                 1992 to 1993 of
                                                                 Worldwide
                                                                 Operations of
                                                                 Metallurg Inc.
                                                                 (manufacturer
                                                                 of specialty
                                                                 metals and
                                                                 alloys);
                                                                 Executive Vice

                                         34

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                                                 President,
                                                                 Telerate, Inc.
                                                                 (provider of
                                                                 real-time
                                                                 information to
                                                                 the capital
                                                                 markets) from
                                                                 1987 to 1992;
                                                                 Partner in the
                                                                 law firm of
                                                                 Hartman &
                                                                 Craven until
                                                                 1987

INTERESTED DIRECTORS

William W. Priest(2)                Director       Since 1999    Senior Partner and      54           Director of The
Steinberg Priest & Sloane Capital                                Fund Manager,                        Brazilian Equity
Management                                                       Steinberg Priest &                   Fund, Inc.; The
12 East 49th Street                                              Sloane Capital                       Chile Fund, Inc.;
12th Floor                                                       Management since                     The Emerging
New York, New York 10017                                         March 2001; Chairman                 Markets
                                                                 and Managing Director                Telecommunications
Age: 61                                                          of CSAM from 2000 to                 Fund, Inc.; The
                                                                 February 2001, Chief                 First Israel
                                                                 Executive Officer and                Fund, Inc.; The
                                                                 Managing Director of                 Latin America
                                                                 CSAM from 1990 to 2000               Equity Fund,
                                                                                                      Inc.; The
                                                                                                      Indonesia Fund,
                                                                                                      Inc.; and Credit
                                                                                                      Suisse Asset

----------

(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      Management Income
                                                                                                      Fund, Inc.

OFFICERS

Laurence R. Smith                   Chairman       Since 2002    Managing Director and
Credit Suisse Asset                                              Global Chief
Management, LLC                                                  Investment Officer of
466 Lexington Avenue                                             CSAM; acting Chief
New York, New York 10017-3147                                    Executive Officer of
                                                                 CSAM Americas;
Age: 44                                                          Associated with
                                                                 J.P. Morgan
                                                                 Investment
                                                                 Management from
                                                                 1981 to 1999;
                                                                 Officer of
                                                                 other Credit
                                                                 Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Hal Liebes, Esq.                    Vice           Since 1999    Managing Director and   --           --
Credit Suisse Asset                 President                    Global General
Management, LLC                     and Secretary                Counsel of CSAM;
466 Lexington Avenue                                             Associated with
New York, New York 10017-3147                                    Lehman Brothers, Inc.
                                                                 from 1996 to 1997;
Age: 38                                                          Associated with
                                                                 CSAM from 1995
                                                                 to 1996;
                                                                 Associated with

                                         36

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                                                 CS First Boston
                                                                 Investment
                                                                 Management from
                                                                 1994 to 1995;
                                                                 Associated with
                                                                 Division of
                                                                 Enforcement,
                                                                 U.S. Securities
                                                                 and Exchange
                                                                 Commission from
                                                                 1991 to 1994;
                                                                 Officer of
                                                                 CSAMSI, other
                                                                 Credit Suisse
                                                                 Funds and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Michael A. Pignataro                Treasurer      Since 1999    Director and            --           --
Credit Suisse Asset                 and Chief                    Director of Fund
Management, LLC                     Financial                    Administration of
466 Lexington Avenue                Officer                      CSAM; Associated with
New York, New York 10017-3147                                    CSAM since 1984;
                                                                 Officer of other
Age: 43                                                          Credit Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment companies

Gregory N. Bressler, Esq.           Assistant      Since 2000    Vice President and      --           --
Credit Suisse Asset                 Secretary                    Legal Counsel of CSAM
Management, LLC                                                  since January 2000;
466 Lexington Avenue                                             Associated with the
New York, New York                                               law firm of
10017-3147

                                         37

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Age: 36                                                          Swidler Berlin
                                                                 Shereff Friedman LLP
                                                                 from 1996 to
                                                                 2000; Officer
                                                                 of other Credit
                                                                 Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Kimiko T. Fields, Esq.              Assistant      Since 2002    Assistant Vice          --           --
Credit Suisse Asset                 Secretary                    President and Legal
Management, LLC                                                  Counsel of CSAM since
466 Lexington Avenue                                             December 2000;
New York, New York                                               Assistant Vice
10017-3147                                                       President,
                                                                 Institutional
Age: 38                                                          Marketing
                                                                 Department,
                                                                 CSAM from
                                                                 January 2000 to
                                                                 December 2000;
                                                                 Marketing
                                                                 Associate,
                                                                 International
                                                                 Equity
                                                                 Department,
                                                                 Warburg Pincus
                                                                 Asset
                                                                 Management,
                                                                 Inc. from
                                                                 January 1998 to
                                                                 January 2000;
                                                                 self-employed
                                                                 author and
                                                                 consultant,
                                                                 from January
                                                                 1996 to
                                                                 December 1997;

                                         38

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
                                                                 Officer of
                                                                 other Credit
                                                                 Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Rocco A. DelGuercio                 Assistant      Since 1999    Vice President and      --           --
Credit Suisse Asset                 Treasurer                    Administrative
Management, LLC                                                  Officer of CSAM;
466 Lexington Avenue                                             Associated with CSAM
New York, New York                                               since June 1996;
10017-3147                                                       Assistant Treasurer,
                                                                 Bankers Trust
Age: 39                                                          Corp. -- Fund
                                                                 Administration
                                                                 from March 1994
                                                                 to June 1996;
                                                                 Mutual Fund
                                                                 Accounting
                                                                 Supervisor,
                                                                 Dreyfus
                                                                 Corporation
                                                                 from April 1987
                                                                 to March 1994;
                                                                 Officer of
                                                                 other Credit
                                                                 Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Joseph Parascondola                 Assistant      Since 2001    Assistant Vice          --           --
Credit Suisse Asset                 Treasurer                    President - Fund
Management, LLC                                                  Administration of
466 Lexington Avenue                                             CSAM since April
New York, New York                                               2000; Assistant Vice
10017-3147

                                         39

                                                                                         NUMBER
                                                                                         OF
                                                                                         PORTFOLIOS
                                                   TERM OF                               IN FUND
                                                   OFFICE(1)                             COMPLEX      OTHER
                                    POSITION(S)    AND LENGTH    PRINCIPAL               OVERSEEN     DIRECTORSHIPS
                                    HELD WITH      OF TIME       OCCUPATION(S) DURING    BY           HELD BY
NAME, ADDRESS AND AGE               FUND           SERVED        PAST FIVE YEARS         DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Age: 39                                                          President, Deutsche
                                                                 Asset
                                                                 Management from
                                                                 January 1999 to
                                                                 April 2000;
                                                                 Assistant Vice
                                                                 President,
                                                                 Weiss, Peck &
                                                                 Greer LLC from
                                                                 November 1995
                                                                 to December
                                                                 1998; Officer
                                                                 of other Credit
                                                                 Suisse Funds
                                                                 and other
                                                                 CSAM-advised
                                                                 investment
                                                                 companies

Robert M. Rizza                     Assistant      Since 2002    Assistant Vice
Credit Suisse Asset Management,     Treasurer                    President of CSAM
LLC                                                              since January 2001;
466 Lexington Avenue                                             Administrative
New York, New York                                               Officer of CSAM from
10017-3147                                                       March 1998 to
                                                                 December 2000;
Age: 36                                                          Assistant Treasurer
                                                                 of Bankers Trust Co.
                                                                 from April 1994 to
                                                                 March 1998; Officer
                                                                 of other Credit
                                                                 Suisse Funds and
                                                                 other CSAM-advised
                                                                 investment companies

     OWNERSHIP IN SECURITIES OF THE FUND AND FUND COMPLEX

          As reported to the Fund, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2001.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY                 DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                         SECURITIES IN THE FUND*,(3)            INVESTMENT COMPANIES*,(3)
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis                       A                                      E

Jack W. Fritz                            A                                      E

Jeffrey E. Garten                        A                                      A

Peter F. Krogh                           A                                      D

----------

(3) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                                                                COMPANIES OVERSEEN BY
                                         DOLLAR RANGE OF EQUITY                 DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                         SECURITIES IN THE FUND*,(3)            INVESTMENT COMPANIES*,(3)
-------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.                     A                                      D

Steven N. Rappaport                      B                                      D

INTERESTED DIRECTOR

William W. Priest                        A                                      A

----------

*  Key to Dollar Ranges:

    A.  None
    B.  $1 - $10,000
    C.  $10,000 - $50,000
    D.  $50,000 - $100,000
    E.  Over $100,000

     COMMITTEES AND MEETINGS OF DIRECTORS

          The Fund has an Audit Committee, a Nominating Committee and a Valuation Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Fritz, Garten, Krogh, Pasman and Rappaport. The Valuation Committee consists of at least two Directors, at least one of whom is an Independent Director.

          In accordance with its written charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its Adviser and affiliates by the independent public accountants. The Audit Committee met four times during the fiscal year ended August 31, 2002.

          The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board. The Nominating Committee will consider nominees recommended by the Fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Fund's Secretary. The Nominating Committee also considers the appointment of independent counsel to the Independent Directors. The Nominating Committee met twice during the fiscal year ended August 31, 2002.

          The Valuation Committee reviews and approves the valuation of all fair valued securities whose fair valuations individually change the net asset value of a Fund by greater than 1%. In conducting this review, the Valuation Committee shall review and discuss an updated fair valuation summary with appropriate representatives of CSAM. The Valuation Committee did not meet during the fiscal year ended August 31, 2002.

          No employee of CSAM, CSAM Ltd., State Street Bank and Trust Company ("State Street") and CSAMSI, the Fund's co-administrators, or any of their affiliates, receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM, CSAM Ltd., State Street, CSAMSI or any of their affiliates receives an annual fee of $750 and $250 for each meeting of the Boards attended by him for his services as Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the chairman of the Audit Committee receives an annual fee of $325 for serving on the Audit Committee.

     DIRECTORS' COMPENSATION THROUGH AUGUST 31, 2002


                                                                  ALL INVESTMENT
                                                               COMPANIES IN THE FUND
       NAME OF DIRECTOR                      FUND                   COMPLEX(1)
-------------------------------------------------------------------------------------
William W. Priest(2)                         None                       None

Richard H. Francis                         $3,312                     $106,708

Jack W. Fritz                              $3,062                     $ 97,124

Jeffrey E. Garten                          $3,062                     $100,250

Peter F. Krogh                             $3,312                     $101,850

James S. Pasman, Jr.                       $3,312                     $106,350

Steven N. Rappaport                        $3,462                     $113,295

----------

(1) Each Director serves as a Director or Trustee of 54 investment companies and portfolios in the CSAM fund complex.

(2) Mr. Priest has been an employee of CSAM, and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

          As of November 15, 2002, Directors and officers as a group, owned of record less than 1% of the Fund's shares.

          INVESTMENT ADVISORY AGREEMENTS. CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147, serves as investment adviser to the Fund pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, part of the Credit Suisse Group ("Credit Suisse"), (one of the world's largest financial organizations with approximately $819.6 billion in assets under management. Credit Suisse First Boston ("CSFB") is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse Group, a leading global financial services company. As of September 30, 2002, Credit Suisse Asset Management employed 2,270 people worldwide and had global assets under management of approximately $284.3 billion, with $55.8 billion in assets under management in the U.S.

          The Advisory Agreement continues in effect from year to year if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

          Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing the Fund in accordance with the Fund's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

          The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

          The Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

          The Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          For its services to the Fund, CSAM is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

          For the past three fiscal years ended August 31, the Fund paid CSAM advisory fees, and CSAM waived fees and/or reimbursed expenses of the Fund under the Advisory Agreement as follows:

AUGUST 31, 2002

FEES PAID (AFTER WAIVERS)       WAIVERS                  REIMBURSEMENTS
-------------------------------------------------------------------------------------
0                               ($152,198)               ($132,694)
-------------------------------------------------------------------------------------

AUGUST 31, 2001


FEES PAID (AFTER WAIVERS)       WAIVERS                      REIMBURSEMENTS
-----------------------------------------------------------------------------------------
$18,998                         ($212,804)                   0
-----------------------------------------------------------------------------------------

AUGUST 31, 2000

FEES PAID (AFTER WAIVERS)       WAIVERS                      REIMBURSEMENTS
-----------------------------------------------------------------------------------------
0                               ($309,531)                   0
-----------------------------------------------------------------------------------------

          SUB-ADVISORY AGREEMENTS. The Fund has entered into a Sub-Investment Advisory Agreement with CSAM and CSAM's United Kingdom affiliate ("CSAM U.K."), which is named Credit Suisse Asset Management Limited (CSAM U.K. may be referred to as the "Sub-Adviser").

          Subject to the supervision of CSAM, the Sub-Adviser, in the exercise of its best judgment, will provide investment advisory assistance and portfolio management advice to the Fund in accordance with the Fund's Articles of Incorporation, as may be amended from time to time, the PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION, as from time to time in effect, and in such manner and to such extent as may from time to time be approved by the Board. The Sub-Adviser bears its own expenses incurred in performing services under the Sub-Advisory Agreement.

          CSAM U.K. is a corporation organized under the laws of England in 1982 and is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). The principal executive office of CSAM U.K. is Beaufort House, 15 St. Botolph Street, London EC3A 7JJ, England. CSAM U.K. is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for other investment companies, corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. CSAM U.K. has been in the money management business for over 16 years and as of September 30, 2002 managed approximately $47.4 billion in assets.

          Under the Sub-Advisory Agreement with CSAM U.K., CSAM (not the Fund) pays CSAM U.K. an annual fee of $250,000 for services rendered with respect to the Fund and all other Credit Suisse Funds for which CSAM U.K. has been appointed to act as such. The portion of the fee allocated with respect to the Fund is equal to the product of (a) the total fee and (b) a fraction, (i) the numerator of which is the average monthly assets of the Fund during such calendar quarter or portion thereof and (ii) the denominator of which is the aggregate average monthly assets of the Fund and certain other Credit Suisse Funds for which CSAM U.K. has been appointed to act as sub-adviser during such calendar quarter or portion thereof. For the fiscal year ended August 31, 2002, the portion of the fees allocable to the Fund for CSAM U.K. was $949.

          The Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Sub-Advisory Agreement provides that the Sub-Adviser shall exercise its best judgment in rendering the services described in the Sub-Advisory Agreement and that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or CSAM in connection with the matters to which the Agreement relates, except that the Sub-Adviser shall be liable for a loss resulting from a breach of fiduciary duty by the Sub-Adviser with respect to the receipt of compensation for services; provided that nothing in the Sub-Advisory Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Fund or CSAM or to shareholders of the Fund to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund, CSAM or the Sub-Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          BOARD APPROVAL OF ADVISORY AGREEMENTS. In approving the Advisory Agreement, the Board of Directors of the Fund, including the Independent Directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Fund, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Fund. The Board of Directors also considered the Fund's performance relative to a selected peer group, the Fund's total expenses in comparison to funds of comparable size, and other factors. Specifically, the Board of Directors noted information received at regular meetings throughout the year related to Fund performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as the Adviser's research arrangements with brokers who execute transactions on behalf of the Fund. The Board reviewed the profitability to CSAM and its affiliates of their services to the Fund and considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The Board reviewed whether, and if so to what extent, CSAM or its affiliates were waiving their fees and/or reimbursing Fund expenses and acknowledged that the fee waivers and reimbursements could be discontinued at any time. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees, whereby the rate of advisory fees would be reduced as fund assets increased. After requesting and reviewing such information as they deemed necessary, the Board concluded that the Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

          In approving the Sub-Advisory Agreement with CSAM U.K., the Board of the Fund considered various matters and materials provided by CSAM and CSAM U.K. The Board considered, primarily, the benefits to the Fund of retaining CSAM's United Kingdom affiliate given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. would expand the universe of companies and countries from which investment opportunities could be sought and enhance the ability of the Fund to obtain best price and execution on trades in markets. The Board of the Fund also carefully considered the particular expertise of CSAM U.K. in managing the types of European investments which the Fund makes, including its personnel and research capabilities. The Board also evaluated the extent of the services to be offered by CSAM U.K. In addition, the Board of the Fund took into account the lack of any anticipated adverse impact to the Fund as a result of the Sub-Advisory Agreement, particularly that the compensation paid to CSAM U.K., would be paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM U.K., would not increase the fees or expenses otherwise incurred by the Fund's shareholders. After requesting and reviewing such information as they deemed necessary, the Board of the Fund concluded that the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

          The Fund's Advisory Agreement and its Sub-Advisory Agreement with CSAM U.K. have inadvertently terminated due to an administrative oversight. The Fund's Board of Directors has approved a new investment advisory agreement with CSAM and a new Sub-Advisory agreement with CSAM U.K. that are substantially identical to the lapsed Advisory Agreement and Sub-Advisory Agreement and has recommended that the new agreements be presented to Fund shareholders for their approval. The Fund's Board also approved CSAM's retention of advisory fees paid or payable to it from the date the Advisory Agreement terminated until shareholder approval of these fees is obtained.

          ADMINISTRATION AGREEMENTS. CSAMSI and State Street Bank and Trust Company ("State Street") serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

          CSAMSI became co-administrator to the Fund on November 1, 1999. For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of .10% of the Fund's average daily net assets.

          During the fiscal year ended August 31, 2002, CSAMSI received fees from the Fund under the CSAMSI Co-Administration Agreement of $15,224. For the fiscal year ended August 31, 2001, CSAMSI was paid $14,095 (after waivers) and waived $9,085 in fees. For the fiscal period ended August 31, 2000, the Fund paid CSAMSI $13,424 for its co-administrative services and CSAMSI waived co-administrative fees of $13,423.

          State Street became co-administrator to the Fund on June 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, exclusive of out-of-pocket expenses. For the period from June 1, 2002 through August 31, 2002, the Fund paid State Street fees under the State Street Co-Administration Agreement of $1,930.

          PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Fund prior to June 1, 2002. PFPC received fees for its services calculated on the Fund's average daily net assets, as follows:

               Annual Rate

               .08% for the first $500 million in assets

               .07% for the next $1 billion

               .06% for assets in excess of $1.5 billion

          For the period September 1, 2001 through May 31, 2002, the Fund paid PFPC administration fees and PFPC waived fees and/or reimbursed expenses as follows:

FEES PAID         WAIVERS     REIMBURSEMENTS
(AFTER WAIVERS)
--------------------------------------------
$ 4,689           ($8,450)    0
--------------------------------------------

          For the fiscal year ended August 31, 2001, the Fund paid PFPC administration fees and PFPC waived fees and/or reimbursed expenses as follows:

FEES PAID         WAIVERS     REIMBURSEMENTS
(AFTER WAIVERS)
--------------------------------------------
$ 3,210           ($21,888)   0
--------------------------------------------

          Prior to November 1, 1999, Counsellors Funds Service, Inc. ("Counsellors Service") served as a co-administrator to the Fund. For the fiscal year ended August 31, 2000, the Funds paid PFPC and Counsellors Service administration fees, and PFPC and Counsellors Service waived fees and/or reimbursed expenses as follows:

PFPC                                COUNSELLORS
                                    SERVICE
------------------------------------------------------------------
FEES      WAIVERS      REIMBURSE-   FEES       WAIVERS  REIMBURSE-
PAID                   MENTS        PAID                MENTS
(AFTER                              (AFTER
WAIVERS)                            WAIVERS)
------------------------------------------------------------------
0         ($38,313)    0            $  1,993    (1,995)  0
------------------------------------------------------------------

          The Fund and CSAM have received an order of exemption (the "Order") from the SEC to permit CSFB to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSFB, and to permit the investment of cash collateral received by CSFB in an affiliated fund (the "Portfolio"). The Order contains a number of conditions that are designed to ensure that CSFB's securities lending program does not involve overreaching by CSAM, CSFB or any of their affiliates. These conditions include percentage limitations on the amount of a fund's assets that may be invested in the Portfolio, restrictions on the Portfolio's ability to collect sales charges and certain other fees, and a requirement that each fund that invests in the Portfolio do so at the same price as each other fund and bears its proportionate share of expenses and receives its proportionate share of any dividends.

     CODE OF ETHICS

          The Fund, CSAM, CSAM Ltd. and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

          The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

     CUSTODIAN AND TRANSFER AGENT

          State Street serves as custodian of the Fund's non-U.S. assets and U.S. assets. Pursuant to a custodian agreement (the "Custodian Agreement"), State Street (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund,
(iii) makes receipts and disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions for the account of the Fund's portfolio securities and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. With approval of the Board, State Street is authorized to select one or more foreign and domestic banking institutions and securities depositories to serve as sub-custodian on behalf of the Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

          Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of the Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

     ORGANIZATION OF THE FUND

          Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

          The Fund's Charter authorizes the Board to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common shares, one billion shares are designated Institutional shares, one billion are designated Advisor shares and one billion are designated Class A shares. The Fund currently has Common and Class A shares. The Fund ceased offering Institutional shares on August 31, 2000. Shareholders of the Fund in the class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable, but have no preemptive, conversion or subscription rights. On March 26, 2001, the Fund changed its name from "Warburg Pincus European Equity Fund, Inc." to "Credit Suisse Warburg Pincus European Equity Fund, Inc." On December 12, 2001, the Fund changed its name to "Credit Suisse European Equity Fund, Inc."

          Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

          Because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares. Common shares can be purchased only by certain types of investors as outlined in the Common class PROSPECTUS.

     DISTRIBUTION AND SHAREHOLDER SERVICING

          DISTRIBUTOR. CSAMSI serves as distributor of the Fund's shares and offers its shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

          COMMON SHARES. The Fund has adopted a Shareholder Servicing and Distribution Plan for its Common shares (the "Common Shares 12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund pays CSAMSI under the CSAMSI Co-Administration Agreement a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of the Fund. This fee is in addition to the co-administrative service fee paid by the Fund under the CSAMSI Co-Administration Agreement and is intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Fund. Services performed by CSAMSI under the CSAMSI Co-Administration Agreement or by Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of the Common shares, as set forth in the Common Shares 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Common shareholders of the Fund, as set forth in the Common Shares 12b-1 Plan ("Shareholder Services" together with Selling Services, "Services").

          Shareholder Services may include, without limitation, responding to Fund shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Common shares of prospectuses and statements of additional information describing the Fund; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Common shares; (c) providing telephone services relating to the Fund, including responding to inquiries of prospective Fund investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with the Common Shares 12b-1 Plan, CSAMSI is authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

          For the fiscal year ended August 31, 2002, the Common Class shares of the Fund paid CSAMSI $37,983 under the Common Shares 12b-1 Plan, all of which was spent on advertising, marketing communications, public relations and people-related and occupancy costs.

          CSAM or its affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients' employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Credit Suisse Funds. CSAM or its affiliate may pay for travel, meals and lodging in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of Fund shares.

          The Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, "Service Organizations") or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service

Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Fund.

          For administration, subaccounting, transfer agency and/or other services, CSAM or its affiliates may pay Service Organizations a fee of up to ..50% of the average annual value of accounts with the Fund maintained by such Service Organizations. Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in the Fund. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper. The Fund may reimburse part of this fee at rates they would normally pay to the transfer agent for providing the services.

          CLASS A SHARES. The Fund has adopted a Plan of Distribution (the "A Shares 12b-1 Plan") for its Class A shares to permit the Fund to compensate CSAMSI for activities associated with the distribution of these shares.

          The A Shares 12b-1 Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI. For the fiscal year ended August 31, 2002, the Class A shares paid CSAMSI $76 under the A Shares 2b-1 Plan.

          During the fiscal year ended August 31, 2002, CSAMSI spent the fees paid under the Fund's A Shares 12b-1 Plan as follows:

Advertising                    $    595
----------------------------------------------
Printing and mailing
prospectuses for promotional
purposes                       $  3,870
----------------------------------------------
Payment to broker-dealers      $      0
----------------------------------------------
People-related and occupancy   $    696
----------------------------------------------
Other (specify)                $     90
----------------------------------------------

          With respect to sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

          In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation to financial representatives in connection with the sale of shares, which may include a fee of up to

1.00% of new assets invested in the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

          GENERAL. Each of the Common Shares and the A Shares 12b-1 Plans will continue in effect for so long as its continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the relevant Plan ("Independent Directors"). Any material amendment of either of the Common Shares 12b-1 Plan or A Shares 12b-1 Plan would require the approval of the Board in the same manner. Neither the Common Shares 12b-1 Plan nor the A Shares 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Common Shares 12b-1 Plan and the A Shares 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund.

          Payments by the Fund to CSAMSI under the Common Shares and A Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

          CSAMSI provides the Fund's Board with periodic reports of amounts spent under the Common Shares and A Shares 12b-1 Plans and the purposes for which the expenditures were made.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The offering price of the Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund plus, in the case of Class A shares of the Fund, any applicable sales charge.

          As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Fund retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

          Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund' behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          COMMON CLASS SHARES. To purchase Common shares directly from the Fund, contact the Fund to obtain an application. Fill it out and mail it to the Fund along with an investment check, payable to "Credit Suisse Funds". The Fund cannot accept "starter" checks that do not have your name preprinted on them. The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund. These types of checks may be returned to you and your purchase order may not be processed.

          The Fund's Common Class shares are closed to new investors, other than
(a) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs") and (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs. Any Common Class shareholder of the Fund as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same social security number. Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares. Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder's account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

          CLASS A SHARES. Class A shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchases from the Fund. All purchases of Class A shares are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order and deduction of any applicable sales charge.

          Class A shares of the Fund are sold to investors at the public offering price, which is the net asset value plus the applicable sales charge (unless you are entitled to a waiver):

                              INITIAL SALES CHARGE

AMOUNT PURCHASED                   AS A % OF   AS A % OF       COMMISSION TO
                                     AMOUNT    OFFERING          FINANCIAL
                                    INVESTED     PRICE     REPRESENTATIVE AS A %
                                                             OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                     6.10%       5.75%           5.00%
--------------------------------------------------------------------------------
$50,000 to less than $100,000         4.99%       4.75%           4.00%
--------------------------------------------------------------------------------
$100,000 to less than $250,000        3.90%       3.75%           3.00%
--------------------------------------------------------------------------------
$250,000 to less than $500,000        2.56%       2.50%           2.00%
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000      2.04%       2.00%           1.75%
--------------------------------------------------------------------------------
$1,000,000 or more                       0*          0            1.00%**
--------------------------------------------------------------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described in the prospectus).

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million and up to .25% on purchase amounts over $50 million.

          From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

          For the fiscal year ended August 31, 2002, CSAMSI earned $8 and retained $1 in sales commissions on the sale of Class A shares. CSAMSI did not receive CDSCs on redemptions of Class A shares.

          Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class A shares. Some may establish higher minimum investment requirements than set forth in the PROSPECTUS. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class A shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The

PROSPECTUS relating to Class A shares should be read in connection with such firms' material regarding their fees and services.

          The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by any "purchaser." The term "purchaser" includes:

   - an individual, the individual's spouse or domestic partner, and the individual's children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

   - any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

   - a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member;

   - a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

          INITIAL SALES CHARGES WAIVERS. The initial sales charge may be waived for the following shareholders or transactions: (1) investment advisory clients of the Adviser; (2) officers, current and former Directors of the Fund, current and former directors or trustees of other investment companies managed by the Adviser or its affiliates, officers, directors and full-time employees of the Adviser and of its affiliates ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund); (3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Fund); (4) shares purchased by RIAs on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Fund and for which shares have been purchased on behalf of wrap fee client accounts and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services; (5) shareholders who received shares in the Credit Suisse Fund as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares; (6) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans and employee benefit plans sponsored by an employer and pension plans; (7) Class A shares acquired when dividends and distributions are reinvested in the Fund and (8) shares purchased through a broker-dealer (the "broker") that has entered into a special agreement with CSAMSI to allow the broker's customers to purchase shares of the Fund using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than the Credit Suisse Funds) on which an initial sales charge was paid. The transfer agent must be notified of this waiver prior to the purchase.

          REDEMPTIONS. Shares of the Fund may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Fund of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of certain redemptions of Class A shares of the Fund.

          Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

          If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

          AUTOMATIC CASH WITHDRAWAL PLAN. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. As described in the PROSPECTUS, certain withdrawals under the Plan for the Class A shares of the Fund may be subject to a deferred sales charge.

          REDEMPTION FEE. The Fund imposes a 2.00% redemption fee (short-term trading fee) on Common Class shares that are redeemed or exchanged within 30 days from date of purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. For purposes of computing the redemption fee, any shares purchased through reinvestment of dividends or distributions will be redeemed first without charging the fee, followed by the shares held longest. The redemption fee will not apply to shares purchased by investment advisory clients of CSAM or any of its affiliates, wrap fee accounts, 401(k) plans, 403(b) plans, 457 plans and other employee benefit or retirement plans sponsored by an employer, or to shares acquired by reinvestment of dividends or distributions.

          The Fund's approved the redemption fee to limit the disruptive effects on the portfolio management of the Fund that result from "market timing" of the Fund's shares. Market timing of large dollar amounts can make it difficult to implement investment strategies because the portfolio managers cannot predict how much cash the Fund will have to invest. The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading.

                               EXCHANGE PRIVILEGE

          An exchange privilege with certain other funds advised by CSAM is available to investors in the Fund. A Common Shareholder may exchange Common Shares of the Fund for Common Shares of another Credit Suisse fund at their respective net asset values. A Class A Shareholder of the Fund may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares.

          If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at the Fund's net asset value determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and, will be effected without a sales charge, except for exchanges of Class A shares of the Fund. A redemption fee may be imposed on exchanges of Common Class shares if such shares are exchanged within 30 days after purchase. The Fund may refuse exchange purchases at any time without prior notice.

          The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of the Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

          The Fund reserves the right to refuse exchange purchases by any person or group if, in CSAM's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this STATEMENT OF ADDITIONAL INFORMATION, which are subject to change.

     THE FUND AND ITS INVESTMENTS

          The Fund intends to continue to qualify to be treated as a regulated investment company each taxable year under Part I of Subchapter M of the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States Government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

          As a regulated investment company, the Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

          The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any such excess annually to its shareholders. However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS"). Even if the Fund makes such an election, it is possible that the Fund may incur an excise tax as a result of not having distributed net capital gains.

          The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. The balance of such income must be distributed during the next calendar year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

          With regard to the Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

          If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

          The Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     PASSIVE FOREIGN INVESTMENT COMPANIES.

          If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified election fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

          Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax.

          The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

     DIVIDENDS AND DISTRIBUTIONS.

          Dividends of taxable net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

          Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

          Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

          If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     SALES OF SHARES.

          Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

     FOREIGN TAXES.

          The Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund were to make an election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     FUND TAXES ON SWAPS.

          As a result of entering into index swaps, the Fund may make or receive periodic net payments. They may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

     BACKUP WITHHOLDING.

          The Fund may be required to withhold, for United States federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

     NOTICES.

          Shareholders will be notified annually by the Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Fund and Its Investments") made by the Fund to its shareholders.

     OTHER TAXATION

          Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

           THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL FEDERAL
                 INCOME TAX CONSEQUENCES AFFECTING THE FUND AND
                   ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED
              TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE
                     PARTICULAR TAX CONSEQUENCES TO THEM OF
                           AN INVESTMENT IN THE FUND.

                          DETERMINATION OF PERFORMANCE

          From time to time, the Fund may quote the total return of its shares in advertisements or in reports and other communications to shareholders. If the Fund meets the size requirements for listing per share THE WALL STREET JOURNAL its Common shares will be listed under the heading "Credit Suisse Common" and its Class A shares will be listed under "Credit Suisse ABC." Current total return figures may be obtained by calling Credit Suisse Funds at 800-927-2874.

          AVERAGE ANNUAL TOTAL RETURNS. "Average annual total return" is computed separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

     P(1+T)(TO THE POWER OF n) = ERV

     Where:    P = hypothetical initial payment of $1,000;

               T = average annual total return;

               n = number of years; and

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          "Aggregate total return" is computed separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [ERV - l]
                          ---
                           P

          The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formulas) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. It is also assumed that with respect to the Class A shares of the Fund, the maximum initial sales charge of 5.75% was deducted at the time of investment. Investors should note that this performance may not be representative of the Fund's total returns in longer market cycles.

          Although total return is calculated in a separate manner for each class of shares, under certain circumstances, performance information for a class may include performance information of another class with an earlier inception date.

          The average annual total returns for the Common shares of the Fund for the year ended August 31, 2002 were as follows:

                 SINCE
               INCEPTION
     1 YEAR   (ANNUALIZED)   INCEPTION DATE
     ------   ------------   --------------
     -28.44%     -9.31%          1/28/99

          The aggregate total returns for the Common shares of the Fund for the period ended August 31, 2002 since inception were as follows:

       AGGREGATE RETURN    INCEPTION DATE
       ----------------    --------------
           -29.60%             1/28/99

          Because the Class A shares of the Fund do not have a full calendar year of performance, performance information for this class is not presented.

          The Fund may also from time to time include in advertising an aggregate total return figure or a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Inc., CDA/Wiesenberger Investment Technologies, Inc. or Wiesenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average or the Morgan Stanley Capital International Europe Index, as appropriate, the Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          When considering average total return figures for periods longer than one year, it is important to note that the annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Fund seeks long-term appreciation and that such return may not be representative of any Fund's return over a longer market cycle. The Fund may also advertise aggregate total return for various periods, representing the cumulative change in value of an investment in the Fund of the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs and may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions).

          AFTER-TAX RETURN

          From time to time the Fund may include after-tax performance information in advertisements. To the extent the Fund includes such information, it will be computed according to the following formulas:

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

                          P(1 + T)(TO THE POWER OF n) = ATV
                                                           D

Where: P       = a hypothetical initial payment of $1,000.

       T       = average annual total return (after taxes on distributions).

       n       = number of years.

      ATV      = ending value of a hypothetical $1,000 investment made at the
         D beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

          The average annual total returns (after taxes on distributions) for the Fund's Common Class shares for the periods ended August 31, 2002 was as follows:

  1 YEAR   3 YEAR   SINCE INCEPTION
  ---------------------------------
  -28.64%  -12.52%  -11.10% 1/28/99

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION AND REDEMPTIONS)

                         P(1 + T)(TO THE POWER OF n) = ATV
                                                          DR

Where:P        = a hypothetical initial payment of $1,000.

      T        = average annual total return (after taxes on distributions and redemption).

      n        = number of years.

      ATV   = ending value of a hypothetical $1,000 investment made at the
         DR
beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year (or fractional portion thereof), after taxes on fund distributions and redemption.

          The average annual total returns (after taxes on distributions and redemptions of Fund shares) for the Fund's Common Class shares for the periods ended August 31, 2002 was as follows:

  1 YEAR   3 YEAR   SINCE INCEPTION
  ---------------------------------
  -17.44%  -8.57%   -7.61%  1/28/99

          The performance of a class of the Fund's shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by financial representatives directly to their customers in connection with investments in Fund shares are not reflected in the Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

          In addition, reference may be made in advertising a class of Fund shares to opinions of Wall Street economists and analysts regarding economic cycles and their effects historically on the performance of small companies, both as a class and relative to other investments. The Fund may also discuss its beta, or volatility relative to the market, and make reference to its relative performance in various market cycles in the United States.

          The Fund may compare its performance with (i) that of other mutual funds with similar investment objectives and policies, which may be based on the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds; (ii) with the Morgan Stanley Capital International Europe Index (a free float-adjusted index that is designed to measure equity-market performance in Europe); or (iii) other appropriate indexes of investment securities or with data developed by CSAM derived from such indexes. The Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications such as BARRON'S, BUSINESS WEEK, FINANCIAL TIMES, FORBES, FORTUNE, INC., INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR, MUTUAL FUND MAGAZINE, SMARTMONEY, THE WALL STREET JOURNAL and WORTH. Morningstar, Inc. rates funds in broad categories based on risk/reward analyses over various time periods. In addition, the Fund may from time to time compare the expense ratio of its shares to that of investment companies with similar objectives and policies, based on data generated by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

          In its reports, investor communications or advertisements, the Fund may include: (i) its total return performance; (ii) its performance compared with various indexes or other mutual funds; (iii) published evaluations by nationally recognized ranking services and financial publications; (iv) descriptions and updates concerning its strategies and portfolio investments;
(v) its goals, risk factors and expenses compared with other mutual funds; (vi) analysis of its investments by industry, country, credit quality and other characteristics; (vii) a discussion of the risk/return continuum relating to different investments; (viii) the potential impact of adding foreign stocks to a domestic portfolio; (ix) the general biography or work experience of the portfolio managers of the Fund; (x) portfolio manager commentary or market updates; (xi) discussion of macroeconomic factors affecting the Fund and its investments; and (xii) other information of interest to investors.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

          PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent accountant for the Fund. The financial statements of the Fund for the fiscal year ended August 31, 2002 that are incorporated by reference in this STATEMENT OF ADDITIONAL INFORMATION have been audited by PwC, whose report thereon appears elsewhere herein and has been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

          Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019 serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

          As of November 15, 2002, the names, address and percentage of ownership of each person that owns of record 5% or more of a class of the Fund's outstanding shares were as follows:

                                                           PERCENT OWNED
                                                               AS OF
   CLASS                NAME AND ADDRESS                 NOVEMBER 15, 2002
--------------------------------------------------------------------------
Common        Donaldson Lufkin & Jenrette                     27.37%
              Securities Corporation Inc.*
              P.O. Box 2052
              Jersey City, NJ  07303-2052
--------------------------------------------------------------------------
Common        Charles Schwab & Co Inc.*                       60.86%
              Special Casualty Account for the
              Exclusive Benefit of Customers
              Attn:  Mutual Funds
              101 Montgomery Street
              San Francisco, CA  94104-4122
--------------------------------------------------------------------------

                                       69

--------------------------------------------------------------------------
Class A       American Enterprise Investment Services*        95.21%
              FBO 210283371
              P.O. Box 9446
              Minneapolis, MN  55440-9446
--------------------------------------------------------------------------

* The Fund does not believe that this entity is the beneficial owner of the shares held of record by them.

                              FINANCIAL STATEMENTS

          The Fund's audited ANNUAL REPORT(S) for the classes of shares it makes available, which either accompanies this STATEMENT OF INFORMATION or has previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, is incorporated herein by reference. The Fund will furnish without charge a copy of the annual report upon request by calling Credit Suisse Funds at 800-927-2874.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

          Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

          The following summarizes the ratings used by S&P for corporate bonds:

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

          B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

          To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

          D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          The following summarizes the ratings used by Moody's for corporate bonds:

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

          Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

          Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        THE ANNUAL REPORT OF THE ACQUIRING FUND FOR THE FISCAL YEAR ENDED
                                OCTOBER 31, 2002


[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Annual Report

October 31, 2002


- CREDIT SUISSE
  INTERNATIONAL FOCUS FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class shares of Credit Suisse International Focus Fund(1)(the "Fund") returned -15.85%, vs. a decline of 12.93% for the MSCI EAFE Index(2) ("EAFE"). The Fund's Advisor Class shares returned -16.96%(3) between their inception on December 24, 2001 and October 31, 2002, vs. a same-period decline of 16.08% for EAFE. The Fund's Class A, B and C shares (all of which have an inception date of November 30, 2001) returned -17.32%,3,4 -17.78%(3),(4) and -18.09%,(3),(4) respectively, in the 11-month period ended October 31, 2002, vs. a same-period decline of 16.03% for EAFE.

   The Fund's fiscal year was a challenging time for non-U.S. equities. As represented by the EAFE benchmark, foreign stocks rose modestly in November, weathered some turbulence in December through February, and had a generally positive tone in March through mid-May. They benefited mainly from improving perceptions about economic growth in the U.S. and globally, as well as the absence in Europe and Asia of the kind of accounting irregularities and corporate governance issues that were hurting the U.S. market.

   Aggregate share prices declined for most of the fiscal year thereafter, however, as the economic picture worsened and expectations about the timing and pace of a global economic recovery became less optimistic. Other factors that contributed to poor investor sentiment included the lack of meaningful improvement in the outlook for corporate profitability; the diminishing likelihood that global corporate spending, particularly on technology and telecom infrastructure, would rebound; instability in the Middle East and South Asia; and rising anxiety about a potential war with Iraq.

   Few individual markets generated positive returns amidst the conditions we have described. The best performers (i.e., as denominated in U.S. dollars) were non-Japan Asian countries like New Zealand, Singapore and Australia, while virtually all European countries ended the year in decidedly negative territory.

   The Fund underperformed the broad universe of non-U.S. equities (as represented by EAFE) primarily as a result of our holdings in consumer-oriented, health care and energy companies.

   The most favorable contributions to the Fund's overall return came from effective stock selection in financial services, telecommunications, technology and basic materials companies. Viewed geographically, performance compared to EAFE was best in Sweden, Singapore, South Korea, Ireland and France; and least beneficial in the U.K., Switzerland, Denmark, the Netherlands and Mexico.

   Looking ahead, we continue to position the Fund in what we believe are reasonably valued businesses that are well-situated to grow in the current environment. Valuations and growth prospects appear attractive to us in a number of areas. The industries in which the portfolio is most heavily invested at present are financial services (notably banks in Europe and non-Japan Asia); industrials (in Europe); and technology (in which we own a carefully chosen group of market leaders whose valuations we consider to be historically low). On a geographical level, we favor Europe and non-Japan Asia at the expense of Japan.

Vincent J. McBride,           Nancy Nierman,               Todd Jacobson,
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) COMMON CLASS SHARES AND
          THE MSCI EAFE INDEX(2) FROM INCEPTION (3/31/97). (UNAUDITED)



            CREDIT SUISSE INTERNATIONAL FOCUS FUND(1)
                              COMMON CLASS -- $10,631     MSCI EAFE INDEX(2) -- $8,981


 3/31/97                                  $ 10,000.00                      $ 10,000.00
 4/30/97                                  $ 10,210.00                      $ 10,055.00
 5/31/97                                  $ 11,070.00                      $ 10,712.00
 6/30/97                                  $ 11,630.00                      $ 11,306.00
 7/31/97                                  $ 12,310.00                      $ 11,491.00
 8/31/97                                  $ 11,540.00                      $ 10,635.00
 9/30/97                                  $ 12,120.00                      $ 11,233.00
10/31/97                                  $ 11,060.00                      $ 10,372.00
11/30/97                                  $ 10,650.00                      $ 10,269.00
12/31/97                                  $ 10,450.00                      $ 10,361.00
 1/31/98                                  $ 10,702.00                      $ 10,837.00
 2/28/98                                  $ 11,509.00                      $ 11,535.00
 3/31/98                                  $ 12,359.00                      $ 11,893.00
 4/30/98                                  $ 12,727.00                      $ 11,989.00
 5/31/98                                  $ 12,884.00                      $ 11,934.00
 6/30/98                                  $ 12,601.00                      $ 12,027.00
 7/31/98                                  $ 12,769.00                      $ 12,152.00
 8/31/98                                  $ 11,195.00                      $ 10,649.00
 9/30/98                                  $ 10,702.00                      $ 10,325.00
10/31/98                                  $ 11,310.00                      $ 11,404.00
11/30/98                                  $ 11,929.00                      $ 11,991.00
12/31/98                                  $ 12,116.00                      $ 12,467.00
 1/31/99                                  $ 12,169.00                      $ 12,433.00
 2/28/99                                  $ 11,808.00                      $ 12,140.00
 3/31/99                                  $ 12,349.00                      $ 12,650.00
 4/30/99                                  $ 12,889.00                      $ 13,165.00
 5/31/99                                  $ 12,317.00                      $ 12,490.00
 6/30/99                                  $ 13,377.00                      $ 12,980.00
 7/31/99                                  $ 14,448.00                      $ 13,369.00
 8/31/99                                  $ 14,755.00                      $ 13,420.00
 9/30/99                                  $ 15,063.00                      $ 13,558.00
10/31/99                                  $ 15,667.00                      $ 14,069.00
11/30/99                                  $ 17,363.00                      $ 14,561.00
12/31/99                                  $ 19,704.00                      $ 15,871.00
 1/31/00                                  $ 18,607.00                      $ 14,865.00
 2/29/00                                  $ 20,241.00                      $ 15,268.00
 3/31/00                                  $ 19,572.00                      $ 15,863.00
 4/30/00                                  $ 18,409.00                      $ 15,031.00
 5/31/00                                  $ 17,784.00                      $ 14,667.00
 6/30/00                                  $ 18,673.00                      $ 15,244.00
 7/31/00                                  $ 18,289.00                      $ 14,608.00
 8/31/00                                  $ 18,662.00                      $ 14,738.00
 9/30/00                                  $ 17,477.00                      $ 14,023.00
10/31/00                                  $ 16,435.00                      $ 13,694.00
11/30/00                                  $ 15,656.00                      $ 13,184.00
12/31/00                                  $ 16,481.00                      $ 13,655.00
 1/31/01                                  $ 16,507.00                      $ 13,649.00
 2/28/01                                  $ 15,124.00                      $ 12,627.00
 3/31/01                                  $ 14,096.00                      $ 11,791.00
 4/30/01                                  $ 15,097.00                      $ 12,618.00
 5/31/01                                  $ 14,715.00                      $ 12,182.00
 6/30/01                                  $ 14,491.00                      $ 11,689.00
 7/31/01                                  $ 14,320.00                      $ 11,477.00
 8/31/01                                  $ 13,951.00                      $ 11,189.00
 9/30/01                                  $ 12,370.00                      $ 10,058.00
10/31/01                                  $ 12,634.00                      $ 10,315.00
11/30/01                                  $ 12,871.00                      $ 10,696.00
12/31/01                                  $ 13,045.00                      $ 10,760.00
 1/31/02                                  $ 12,808.00                      $ 10,189.00
 2/28/02                                  $ 12,834.00                      $ 10,261.00
 3/31/02                                  $ 13,626.00                      $ 10,821.00
 4/30/02                                  $ 13,573.00                      $ 10,899.00
 5/31/02                                  $ 13,559.00                      $ 11,047.00
 6/30/02                                  $ 12,993.00                      $ 10,612.00
 7/31/02                                  $ 11,595.00                      $  9,565.00
 8/31/02                                  $ 11,621.00                      $  9,545.00
 9/30/02                                  $ 10,197.00                      $  8,523.00
10/31/02                                  $ 10,631.00                      $  8,981.00


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) ADVISOR CLASS SHARES(3) AND
          THE MSCI EAFE INDEX(2) FROM INCEPTION (12/24/01). (UNAUDITED)



           CREDIT SUISSE INTERNATIONAL FOCUS FUND(1)

                          ADVISOR CLASS(3) -- $8,313   MSCI EAFE INDEX(2) -- $8,392


12/24/01                                 $ 10,000.00                    $ 10,000.00
12/31/01                                 $ 10,238.00                    $ 10,054.00
 1/31/02                                 $ 10,042.00                    $  9,520.00
 2/28/02                                 $ 10,062.00                    $  9,587.00
 3/31/02                                 $ 10,672.00                    $ 10,111.00
 4/30/02                                 $ 10,631.00                    $ 10,184.00
 5/31/02                                 $ 10,610.00                    $ 10,322.00
 6/30/02                                 $ 10,166.00                    $  9,915.00
 7/31/02                                 $  9,070.00                    $  8,937.00
 8/31/02                                 $  9,080.00                    $  8,919.00
 9/30/02                                 $  7,973.00                    $  7,963.00
10/31/02                                 $  8,313.00                    $  8,392.00


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE INTERNATIONAL FOCUS FUND(1) CLASS A SHARES(4),
    CLASS B SHARES(4), AND CLASS C SHARES(4), AND THE MSCI EAFE INDEX(2) FROM
                        INCEPTION (11/30/01). (UNAUDITED)



                   CREDIT SUISSE           CREDIT SUISSE           CREDIT SUISSE
                   INTERNATIONAL           INTERNATIONAL           INTERNATIONAL
                   FOCUS FUND(1)           FOCUS FUND(1)           FOCUS FUND(1)              MSCI EAFE
           CLASS A(4) -- $7,790     CLASS B(4) -- $7,893    CLASS C(4) -- $8,109     INDEX(2) -- $8,397


11/30/01              $ 9,425.00             $ 10,000.00                $ 10,000               $ 10,000
12/31/01              $ 9,550.00             $ 10,125.00                $ 10,126               $ 10,060
 1/31/02              $ 9,376.00             $  9,980.00                $  9,932               $  9,526
 2/28/02              $ 9,386.00             $  9,990.00                $  9,942               $  9,593
 3/31/02              $ 9,965.00             $ 10,594.00                $ 10,546               $ 10,117
 4/30/02              $ 9,926.00             $ 10,552.00                $ 10,504               $ 10,190
 5/31/02              $ 9,935.00             $ 10,531.00                $ 10,483               $ 10,328
 6/30/02              $ 9,520.00             $ 10,080.00                $ 10,032               $  9,921
 7/31/02              $ 8,496.00             $  8,985.00                $  8,946               $  8,942
 8/31/02              $ 8,515.00             $  8,994.00                $  8,956               $  8,924
 9/30/02              $ 7,472.00             $  7,888.00                $  7,860               $  7,968
10/31/02              $ 7,790.00             $  7,893.00                $  8,109               $  8,397


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                        SINCE
                                              1 YEAR     5 YEAR       INCEPTION
                                              ------     ------       ---------

Common Class                                 (17.57%)    (3.40%)       0.35%
Advisor Class                                    --         --       (20.19%)(3)
Class A Without Sales Charge                     --         --       (20.70%)(3)
Class A With Maximum Sales Charge                --         --       (25.29%)(3)
Class B Without Sales Charge                     --         --       (21.06%)(3)
Class B With Maximum Sales Charge                --         --       (24.21%)(3)
Class C Without Sales Charge                     --         --       (21.37%)(3)
Class C With Maximum Sales Charge                --         --       (22.15%)(3)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                        SINCE
                                              1 YEAR     5 YEAR       INCEPTION
                                              ------     ------       ---------

Common Class                                 (15.85%)    (0.79%)       1.10%
Advisor Class                                    --         --       (16.96%)(3)
Class A Without Sales Charge                     --         --       (17.32%)(3)
Class A With Maximum Sales Charge                --         --       (22.10%)(3)
Class B Without Sales Charge                     --         --       (17.78%)(3)
Class B With Maximum Sales Charge                --         --       (21.07%)(3)
Class C Without Sales Charge                     --         --       (18.09%)(3)
Class C With Maximum Sales Charge                --         --       (18.91%)(3)


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3) Returns for periods of less than one year are not annualized.

(4) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -22.10%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -21.07%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -18.91%.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
October 31, 2002


                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------


COMMON STOCKS (94.6%)

AUSTRALIA (1.6%)
BANKS (1.6%)
    National Australia Bank, Ltd.                                 219,743   $   4,191,851
                                                                            -------------
TOTAL AUSTRALIA                                                                 4,191,851
                                                                            -------------
BRAZIL (0.8%)
MINING (0.8%)
    Companhia Vale do Rio Doce ADR                                 81,000       2,134,350
                                                                            -------------
TOTAL BRAZIL                                                                    2,134,350
                                                                            -------------
DENMARK (3.6%)
COMMERCIAL SERVICES & SUPPLIES (1.4%)
    ISS A/S*                                                      109,660       3,536,268
                                                                            -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
    TDC A/S                                                       268,393       5,793,858
                                                                            -------------
TOTAL DENMARK                                                                   9,330,126
                                                                            -------------
FINLAND (0.8%)
PAPER & FOREST PRODUCTS (0.8%)
    Stora Enso Oyj                                                203,015       2,111,014
                                                                            -------------
TOTAL FINLAND                                                                   2,111,014
                                                                            -------------
FRANCE (11.8%)
AUTO COMPONENTS (1.6%)
    Compagnie Generale des Etablissements Michelin Class B        146,200       4,250,863
                                                                            -------------
BANKS (2.2%)
    BNP Paribas SA                                                141,960       5,659,961
                                                                            -------------
CONSTRUCTION & ENGINEERING (2.2%)
    Vinci SA                                                      104,940       5,861,298
                                                                            -------------
INSURANCE (3.6%)
    Axa                                                           626,950       9,356,638
                                                                            -------------
OIL & GAS (2.2%)
    Total Fina Elf SA                                              42,450       5,847,611
                                                                            -------------
TOTAL FRANCE                                                                   30,976,371
                                                                            -------------
GERMANY (3.1%)
AUTOMOBILES (1.7%)
    DaimlerChrysler AG                                            126,700       4,360,186
                                                                            -------------
ELECTRIC/GAS (1.4%)
    E.ON AG                                                        82,800       3,714,516
                                                                            -------------
TOTAL GERMANY                                                                   8,074,702
                                                                            -------------
HONG KONG (4.9%)
ELECTRIC UTILITIES (2.9%)
    Hongkong Electric Holdings, Ltd.                            1,895,300       7,703,578
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        6



                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)

MEDIA (2.0%)
    Television Broadcasts, Ltd.                                 1,483,900   $   5,089,600
                                                                            -------------
TOTAL HONG KONG                                                                12,793,178
                                                                            -------------
HUNGARY (2.4%)
BANKS (2.4%)
    OTP Bank                                                      726,380       6,432,617
                                                                            -------------
TOTAL HUNGARY                                                                   6,432,617
                                                                            -------------
IRELAND (4.0%)
BANKS (4.0%)
    Allied Irish Banks PLC                                        541,200       7,610,616
    Bank of Ireland                                               273,859       3,031,664
                                                                            -------------
                                                                               10,642,280
                                                                            -------------
TOTAL IRELAND                                                                  10,642,280
                                                                            -------------
ITALY (2.2%)
INSURANCE (2.2%)
    Riunione Adriatica di Sicurta SpA (RAS)                       468,200       5,832,916
                                                                            -------------
TOTAL ITALY                                                                     5,832,916
                                                                            -------------
JAPAN (14.6%)
AUTOMOBILES (1.5%)
    Honda Motor Company, Ltd.                                     107,800       3,863,007
                                                                            -------------
BEVERAGES (1.4%)
    Asahi Breweries, Ltd.                                         571,000       3,756,760
                                                                            -------------
LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Nintendo Company, Ltd.                                         39,300       3,785,444
                                                                            -------------
MACHINERY (1.2%)
    NSK, Ltd.                                                   1,262,200       3,039,432
                                                                            -------------
OFFICE ELECTRONICS (1.7%)
    Canon, Inc.                                                   118,000       4,353,742
                                                                            -------------
PERSONAL PRODUCTS (1.6%)
    Shiseido Company, Ltd.                                        371,000       4,124,709
                                                                            -------------
PHARMACEUTICALS (2.2%)
    Takeda Chemical Industries, Ltd.                              140,900       5,854,247
                                                                            -------------
REAL ESTATE (1.5%)
    Mitsui Fudosan Company, Ltd.                                  531,000       4,070,075
                                                                            -------------
SPECIALTY RETAIL (2.1%)
    Yamada Denki Company, Ltd.*                                    74,100       1,826,701
    Yamada Denki Company, Ltd.                                    148,200       3,592,915
                                                                            -------------
                                                                                5,419,616
                                                                            -------------
TOTAL JAPAN                                                                    38,267,032
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        7



                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)

MEXICO (1.6%)
MEDIA (1.6%)
    Grupo Televisa SA ADR*                                        149,500   $   4,200,950
                                                                            -------------
TOTAL MEXICO                                                                    4,200,950
                                                                            -------------
NETHERLANDS (7.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    Koninklijke (Royal) KPN NV*                                   742,200       4,704,079
                                                                            -------------
MACHINERY (1.6%)
    IHC Caland NV                                                  94,819       4,206,753
                                                                            -------------
OIL & GAS (2.7%)
    Royal Dutch Petroleum Co.*                                    162,620       7,034,452
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    ASML Holding NV*                                              488,480       4,281,182
                                                                            -------------
TOTAL NETHERLANDS                                                              20,226,466
                                                                            -------------
NORWAY (2.9%)
BANKS (2.9%)
    DnB Holding ASA                                             1,669,370       7,699,846
                                                                            -------------
TOTAL NORWAY                                                                    7,699,846
                                                                            -------------
SINGAPORE (2.2%)
BANKS (2.2%)
    United Overseas Bank, Ltd.                                    775,415       5,884,750
                                                                            -------------
TOTAL SINGAPORE                                                                 5,884,750
                                                                            -------------
SOUTH KOREA (3.0%)
BANKS (1.0%)
    Shinhan Financial Group Company, Ltd.                         240,700       2,538,444
                                                                            -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
    Samsung Electronics Company, Ltd.                              18,500       5,238,165
                                                                            -------------
TOTAL SOUTH KOREA                                                               7,776,609
                                                                            -------------
SWEDEN (1.7%)
MACHINERY (1.7%)
    SKF AB Series B                                               181,000       4,533,842
                                                                            -------------
TOTAL SWEDEN                                                                    4,533,842
                                                                            -------------
SWITZERLAND (4.5%)
FOOD PRODUCTS (1.7%)
    Nestle SA                                                      20,470       4,388,836
                                                                            -------------
PHARMACEUTICALS (2.8%)
    Novartis AG                                                   191,580       7,306,616
                                                                            -------------
TOTAL SWITZERLAND                                                              11,695,452
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        8



                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
COMMON STOCKS (CONTINUED)

TAIWAN (0.1%)
METALS & MINING (0.1%)
    China Steel Corp.                                             252,000   $     135,593
    China Steel Corp. ADR                                             558           5,943
                                                                            -------------
                                                                                  141,536
                                                                            -------------
TOTAL TAIWAN                                                                      141,536
                                                                            -------------
UNITED KINGDOM (21.1%)
BANKS (2.0%)
    Royal Bank of Scotland Group PLC                              225,320       5,301,796
                                                                            -------------
BEVERAGES (1.9%)
    Diageo PLC*                                                   448,925       5,060,381
                                                                            -------------
ELECTRIC UTILITIES (1.8%)
    Scottish Power PLC                                            856,300       4,702,280
                                                                            -------------
FOOD PRODUCTS (2.8%)
    Cadbury Schweppes PLC                                       1,140,470       7,422,542
                                                                            -------------
INDUSTRIAL CONGLOMERATES (2.3%)
    Smiths Group PLC                                              528,500       6,064,857
                                                                            -------------
METALS & MINING (1.6%)
    Rio Tinto PLC                                                 226,250       4,088,331
                                                                            -------------
OIL & GAS (2.5%)
    BG Group PLC                                                1,682,600       6,712,689
                                                                            -------------
PHARMACEUTICALS (1.9%)
    AstraZeneca PLC                                               131,340       4,900,731
                                                                            -------------
SOFTWARE (2.1%)
    Sage Group PLC                                              2,445,100       5,585,023
                                                                            -------------
WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    Vodafone Group PLC                                          3,549,407       5,705,755
                                                                            -------------
TOTAL UNITED KINGDOM                                                           55,544,385
                                                                            -------------

TOTAL COMMON STOCKS (Cost $257,241,925)                                       248,490,273
                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        9



                                                                NUMBER OF
                                                                 SHARES         VALUE
                                                                ---------   -------------
WARRANTS (0.0%)
CANADA (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc. *++ (Cost $4,494,496)                          1,182,762   $           0
                                                                            -------------


                                                                   PAR
                                                                  (000)
                                                                  -----

SHORT-TERM INVESTMENT (5.3%)
    State Street Bank and Trust Co. Euro Time Deposit,
     1.750%, 11/01/02
    (Cost $13,841,000)                                          $  13,841      13,841,000
                                                                            -------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $275,577,421)                        262,331,273

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                      349,851
                                                                            -------------

NET ASSETS (100.0%)                                                         $ 262,681,124
                                                                            =============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 * Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002


ASSETS
    Investments at value (Cost $ 275,577,421)                                        $   262,331,273
    Cash                                                                                         102
    Foreign currency (Cost $4,225,255)                                                     4,231,210
    Receivable for fund shares sold                                                          175,518
    Dividend and interest receivable                                                       1,125,045
    Prepaid expenses and other assets                                                         35,697
                                                                                     ---------------
      Total Assets                                                                       267,898,845
                                                                                     ---------------
LIABILITIES
    Advisory fee payable                                                                     193,136
    Administrative services fee payable                                                       46,754
    Distribution/Shareholder servicing fee payable                                            18,429
    Directors' fee payable                                                                     2,281
    Payable for fund shares redeemed                                                       3,265,130
    Payable for investments purchased                                                      1,395,070
    Other accrued expenses payable                                                           296,921
                                                                                     ---------------
      Total Liabilities                                                                    5,217,721
                                                                                     ---------------
NET ASSETS
    Capital stock, $0.001 par value                                                           32,577
    Paid-in capital                                                                      436,384,866
    Undistributed net investment income                                                    1,245,280
    Accumulated net realized loss on investments and foreign currency transactions      (161,777,959)
    Net unrealized depreciation from investments and foreign currency translations       (13,203,640)
                                                                                     ---------------
      Net Assets                                                                     $   262,681,124
                                                                                     ===============
COMMON SHARES
    Net assets                                                                       $   218,897,032
    Shares outstanding                                                                    27,130,366
                                                                                     ---------------
    Net asset value, offering price and redemption price per share                   $          8.07
                                                                                     ===============
ADVISOR SHARES
    Net assets                                                                       $    43,394,803
    Shares outstanding                                                                     5,398,169
                                                                                     ---------------
    Net asset value, offering price and redemption price per share                   $          8.04
                                                                                     ===============
A SHARES
    Net assets                                                                       $       114,371
    Shares outstanding                                                                        14,170
                                                                                     ---------------
    Net asset value and redemption price per share                                   $          8.07
                                                                                     ===============
    Maximum offering price per share (net asset value/(1-5.75%))                     $          8.56
                                                                                     ===============
B SHARES
    Net assets                                                                       $       174,944
    Shares outstanding                                                                        21,770
                                                                                     ---------------
    Net asset value and offering price per share                                     $          8.04
                                                                                     ===============
C SHARES
    Net assets                                                                       $        99,974
    Shares outstanding                                                                        12,495
                                                                                     ---------------
    Net asset value and offering price per share                                     $          8.00
                                                                                     ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002



INVESTMENT INCOME
    Dividend                                                                                  $   4,548,279
    Interest                                                                                        172,215
    Foreign taxes withheld                                                                         (405,681)
                                                                                              -------------
      Total investment income                                                                     4,314,813
                                                                                              -------------
EXPENSES
    Investment advisory fees                                                                      1,820,511
    Administrative services fees                                                                    316,575
    Distribution/Shareholder servicing fees                                                         140,775
    Transfer agent fees                                                                             572,027
    Registration fees                                                                                94,942
    Custodian fees                                                                                   84,372
    Audit fees                                                                                       71,661
    Printing fees                                                                                    58,654
    Legal fees                                                                                       56,075
    Directors' fees                                                                                  15,251
    Insurance expense                                                                                 2,118
    Interest expense                                                                                  1,630
    Miscellaneous expense                                                                             8,513
                                                                                              -------------
      Total expenses                                                                              3,243,104
    Less: fees waived                                                                              (420,724)
                                                                                              -------------
      Net expenses                                                                                2,822,380
                                                                                              -------------
        Net investment income                                                                     1,492,433
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                          (73,712,716)
    Net realized loss on foreign currency transactions                                           (1,610,524)
    Net change in unrealized appreciation (depreciation) from investments                       (13,213,357)
    Net change in unrealized appreciation (depreciation) from foreign currency translations          56,143
                                                                                              -------------
    Net realized and unrealized loss from investments and foreign currency related items        (88,480,454)
                                                                                              -------------
    Net decrease in net assets resulting from operations                                      $ (86,988,021)
                                                                                              =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                               FOR THE YEAR            FOR THE YEAR
                                                                                   ENDED                   ENDED
                                                                             OCTOBER 31, 2002        OCTOBER 31, 2001
                                                                             ----------------        ----------------

FROM OPERATIONS
  Net investment income                                                      $      1,492,433        $        323,514
  Net loss on investments and foreign currency transactions                       (75,323,240)             (6,632,205)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                             (13,157,214)             (5,771,878)
                                                                             ----------------        ----------------
    Net decrease in net assets resulting from operations                          (86,988,021)            (12,080,569)
                                                                             ----------------        ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                               (45,863)               (570,780)
  Distributions from net realized gains
    Common Class shares                                                                    --             (11,327,090)
                                                                             ----------------        ----------------
    Net decrease in net assets resulting from dividends and distributions             (45,863)            (11,897,870)
                                                                             ----------------        ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                    343,914,126             139,586,480
  Exchange value of shares due to merger                                          375,489,723                      --
  Reinvestment of dividends and distributions                                          43,635              11,657,625
  Net asset value of shares redeemed                                             (400,389,721)(1)        (182,364,233)
                                                                             ----------------        ----------------
    Net increase (decrease) in net assets from capital share transactions         319,057,763             (31,120,128)
                                                                             ----------------        ----------------
  Net increase (decrease) in net assets                                           232,023,879             (55,098,567)

NET ASSETS
  Beginning of year                                                                30,657,245              85,755,812
                                                                             ----------------        ----------------
  End of year                                                                $    262,681,124        $     30,657,245
                                                                             ================        ================
UNDISTRIBUTED NET INVESTMENT INCOME                                          $      1,245,280        $         41,522
                                                                             ================        ================


----------
(1) Net of $54,119 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                     ------------     ----------      ----------      ----------      ----------

PER SHARE DATA
  Net asset value, beginning of period               $       9.59     $    14.98      $    14.78      $    10.78      $    11.06
                                                     ------------     ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment income                                      0.08(1)        0.12            0.11            0.09            0.27
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (1.59)         (3.05)           0.66            4.02           (0.06)
                                                     ------------     ----------      ----------      ----------      ----------
      Total from investment operations                      (1.51)         (2.93)           0.77            4.11            0.21
                                                     ------------     ----------      ----------      ----------      ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      (0.01)         (0.12)          (0.08)          (0.11)          (0.24)
  Distributions from net realized gains                        --          (2.34)          (0.49)             --           (0.25)
                                                     ------------     ----------      ----------      ----------      ----------
      Total dividends and distributions                     (0.01)         (2.46)          (0.57)          (0.11)          (0.49)
                                                     ------------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $       8.07     $     9.59      $    14.98      $    14.78      $    10.78
                                                     ============     ==========      ==========      ==========      ==========
      Total return(2)                                      (15.85)%       (23.13)%          4.90%          38.52%           2.26%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $    218,897     $   30,657      $   85,756      $   79,383      $   39,021
    Ratio of expenses to average net assets                  1.47%          0.95%(3)        0.97%(3)        0.96%(3)        0.95%(3)
    Ratio of net investment income to average
      net assets                                             0.88%          0.63%           0.65%           0.92%           1.50%
    Decreases reflected in above operating
      expense ratios due to waivers/reimbursements           0.23%          0.66%           0.48%           0.55%           1.09%
  Portfolio turnover rate                                     150%           166%            146%            151%            116%


----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price, and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2001, 2000, 1999, and 1998 respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout the Period)



                                                                FOR THE PERIOD
                                                                    ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------

PER SHARE DATA
  Net asset value, beginning of period                        $              9.67
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment income(2)                                                   0.04
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.67)
                                                              -------------------
      Total from investment operations                                      (1.63)
                                                              -------------------
REDEMPTION FEES                                                                --(3)
                                                              -------------------
  NET ASSET VALUE, END OF PERIOD                              $              8.04
                                                              ===================
      Total return(4)                                                      (16.96)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $            43,395
    Ratio of expenses to average net assets(5)                               1.99%
    Ratio of net investment income to average net assets(5)                  0.47%
    Decrease reflected in above operating expense ratios
      due to waivers(5)                                                      0.24%
  Portfolio turnover rate                                                     150%


----------
(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)



                                                                FOR THE PERIOD
                                                                     ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------

PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment income(2)                                                   0.07
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.77)
                                                              -------------------
      Total from investment operations                                      (1.70)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.07
                                                              ===================
      Total return(3)                                                      (17.32)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               114
    Ratio of expenses to average net assets(4)                               1.74%
    Ratio of net investment income to
      average net assets(4)                                                  0.80%
    Decrease reflected in above operating expense ratios
      due to waivers(4)                                                      0.24%
  Portfolio turnover rate                                                     150%


----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)



                                                                FOR THE PERIOD
                                                                   ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------

PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                    (0.01)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.72)
                                                              -------------------
      Total from investment operations                                      (1.73)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.04
                                                              ===================
      Total return(3)                                                      (17.78)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               175
    Ratio of expenses to average net assets(4)                               2.44%
    Ratio of net loss to average net assets(4)                              (0.06)%
    Decrease reflected in above operating expense
      ratios due to waivers(4)                                               0.21%
  Portfolio turnover rate                                                     150%


----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)



                                                                FOR THE PERIOD
                                                                    ENDED
                                                              OCTOBER 31, 2002(1)
                                                              -------------------
PER SHARE DATA
  Net asset value, beginning of period                        $              9.77
                                                              -------------------

INVESTMENT OPERATIONS
  Net investment loss(2)                                                    (0.04)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                                          (1.73)
                                                              -------------------
      Total from investment operations                                      (1.77)
                                                              -------------------
NET ASSET VALUE, END OF PERIOD                                $              8.00
                                                              ===================
      Total return(3)                                                      (18.09)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $               100
    Ratio of expenses to average net assets(4)                               2.53%
    Ratio of net investment loss to average net assets(4)                   (0.49)%
    Decrease reflected in above operating expense
      ratios due to waivers(4)                                               0.24%
  Portfolio turnover rate                                                     150%


----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total return is historical and assume changes in share price, and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total Return is not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Focus Fund ("The Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the state of Maryland on October 24, 1997.

   The Fund is authorized to offer five classes of shares: Common, Advisor, Class A, Class B, and Class C. Effective November 30, 2001 the Fund began offering Class A, Class B, and Class C shares. Effective December 12, 2001, Common Class shares closed to new investors, except for reinvestments of dividends. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective December 24, 2001, the Fund began offering the Advisor Class Shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Advisor Class shares bear expenses paid pursuant to a shareholder servicing/distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

   Effective as of the close of business on April 26, 2002, the Fund acquired all of the net assets of the Credit Suisse International Equity Fund ("International Equity") in a tax-free exchange of shares. The shares exchanged were 28,126,479 shares (valued at $289,140,200) of the Common Class of the Fund for 23,601,039 shares of Common Class of International Equity, and 6,324,384 shares (valued at $64,951,432) of the Advisor Class of the Fund for 5,403,695 shares of the Advisor Class of International Equity. The International Equity net assets of $354,091,632 at that date, which consisted of $41,247,303 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Equity and the Fund immediately before the acquisition were $354,091,632 and $28,708,766, respectively, and the combined net assets of the Fund after the acquisition were $382,800,398.

   Effective as of the close of business on May 10, 2002, the Fund acquired all of the net assets of the Credit Suisse International Small Cap Fund ("International Small Cap") in a tax-free exchange of shares. The shares exchanged were 1,379,827 shares (valued at $21,398,091) of the Common Class of the Fund for 2,073,751 shares of Common Class of International Small Cap. The International Small Cap net assets of $21,398,091 at that date, which consisted of $1,730,200 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Small Cap and the Fund immediately before the acquisition were $21,398,091 and $378,614,288, respectively, and the combined net assets of the Fund after the acquisition were $400,012,379.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, equity investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2002 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $1,820,511 and $420,724, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $182,306.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:



     AVERAGE DAILY NET ASSETS                        ANNUAL RATE
     ------------------------                        -----------

     First $500 million                     .08% of average daily net assets
     Next $1 billion                        .07% of average daily net assets
     Over $1.5 billion                      .06% of average daily net assets


   For the period November 1, 2001 through July 31, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $97,849.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.



      AVERAGE DAILY NET ASSETS                        ANNUAL RATE
      ------------------------                        -----------

      First $5 billion                       .050% of average daily net assets
      Next $5 billion                        .035% of average daily net assets
      Over $10 billion                       .020% of average daily net assets


   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $36,420.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For the Advisor Class the fee is calculated at an annual rate of .50% of average daily net assets of Advisor Class shares. For the Class A shares the fee is calculated at an annual rate of .25% of the average daily net assets of Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the year ended October 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:



                                  SHAREHOLDER SERVICING/
                                     DISTRIBUTION FEE
                                  ----------------------

           Advisor Class                 $ 139,473
           Class A                             123
           Class B                             794
           Class C                             385
                                         ---------
                                         $ 140,775
                                         =========


   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $227,769, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $54,792 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $30,579 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing

Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, the Fund had no loans outstanding for either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:



           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE          LOAN OUTSTANDING
           -------------        ----------------         ----------------

             $ 567,714                2.325%                 $ 596,000


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $265,766,872 and $306,940,541, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Fund's investments are restricted as to resale, and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the acquisition dates, aggregate cost, fair value as of October 31, 2002, and percent of net assets which the securities represent.



                                                                      PERCENTAGE
                              ACQUISITION                  MARKET       OF NET
       SECURITY DESCRIPTION       DATE          COST        VALUE       ASSETS
       --------------------   -----------   -----------    -------    ----------

       Wysdom, Inc.           2/22/00       $ 4,494,496    $   --         --%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares of the Fund were as follows:



                                                         COMMON CLASS
                                 ----------------------------------------------------------------
                                       FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                        OCTOBER 31, 2002                   OCTOBER 31, 2001
                                 ----------------------------------------------------------------
                                     SHARES           VALUE           SHARES            VALUE
                                 -------------    -------------    -------------    -------------


Shares sold                         32,878,289    $ 317,280,958       12,493,186    $ 139,586,480
Shares exchanged due to merger      29,506,306      310,538,291               --               --
Shares issued in reinvestment
  of distributions                       4,394           43,635          951,643       11,657,625
Shares redeemed                    (38,454,721)    (365,442,913)     (15,974,157)    (182,364,233)
                                 -------------    -------------    -------------    -------------
Net increase (decrease)             23,934,268    $ 262,419,971       (2,529,328)   $ (31,120,128)
                                 =============    =============    =============    =============




                                         ADVISOR CLASS
                                 ------------------------------
                                     FOR THE PERIOD ENDED
                                      OCTOBER 31, 2002(1)
                                 ------------------------------
                                     SHARES          VALUE
                                 -------------    -------------

Shares sold                          2,912,960    $  25,880,509
Shares exchanged due to merger       6,324,384       64,951,432
Shares redeemed                     (3,839,175)     (34,638,761)
                                 -------------    -------------
Net increase                         5,398,169    $  56,193,180
                                 =============    =============


                                            CLASS A                           CLASS B
                                 ------------------------------    ------------------------------
                                     FOR THE PERIOD ENDED              FOR THE PERIOD ENDED
                                      OCTOBER 31, 2002(2)               OCTOBER 31, 2002(2)
                                 ------------------------------    ------------------------------
                                    SHARES            VALUE            SHARES          VALUE
                                 -------------    -------------    -------------    -------------


Shares sold                             43,776    $     442,368           21,770    $     188,375
Shares redeemed                        (29,606)        (308,047)              --               --
                                 -------------    -------------    -------------    -------------
Net Increase                            14,170    $     134,321           21,770    $     188,375
                                 =============    =============    =============    =============




                                             CLASS C
                                 ------------------------------
                                      FOR THE PERIOD ENDED
                                       OCTOBER 31, 2002(2)
                                 ------------------------------
                                    SHARES           VALUE
                                 -------------    -------------

Shares sold                             12,495    $     121,916
                                 -------------    -------------
Net increase                            12,495    $     121,916
                                 =============    =============


----------
(1) For the period December 24, 2001 (inception date) through October 31, 2002.
(2) For the period November 30, 2001 (inception date) through October 31, 2002.

   The Board of Directors of the Fund approved the imposition of a redemption fee plan, effective September 16, 2002, whereby 2% of the value of the Common Class and the Advisor Class redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares for each class of the fund were as follows:



                                        NUMBER OF     APPROXIMATE PERCENTAGE
                                      SHAREHOLDERS     OF OUTSTANDING SHARES
                                      ------------    ----------------------

        Common Class                        2                   40%
        Advisor Class                       1                   99%
        Class A                             9                   87%
        Class B                             4                   92%
        Class C                             8                   88%


   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively, for the Fund were as follows:



                       ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                    ---------------------        ----------------------
                      2002        2001            2002         2001
                      ----        ----            ----         ----

                    $ 45,863  $ 5,066,407        $   --     $ 6,831,468

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund was as follows:



       Undistributed ordinary income                    $    1,245,280
       Accumulated realized loss                          (160,451,123)
       Unrealized depreciation                             (14,530,473)
                                                        --------------
                                                        $ (173,736,316)
                                                        ==============


   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:



                                EXPIRES OCTOBER 31,
                 ---------------------------------------------------
                     2008                 2009             2010
                     ----                 ----             ----

                 $ 74,250,210         $ 9,965,813       $ 76,235,100


   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $276,904,254, $17,619,109, $(32,149,582) and $(14,530,473), respectively.

   At October 31, 2002, the Fund reclassified $242,812 from accumulated undistributed net investment income and $79,938,883 from accumulated net realized loss from investments to paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of losses deferred due to wash sales and capital loss carryovers from fund acquisitions.

NOTE 8. SUBSEQUENT EVENT

   On December 2, 2002, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Credit Suisse European Equity Fund and Credit Suisse International Fund would become a shareholder of the Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as their shares of their respective Funds. The Reorganization is subject to the approval of the shareholders of Credit Suisse European Equity Fund and Credit Suisse International Fund. Proxy materials describing the proposed Reorganization will be mailed to shareholders of those Funds in anticipation of special meetings of shareholders to be held at a later date.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse International Focus Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Focus Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE INTERNATIONAL FOCUS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)



                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------


INDEPENDENT DIRECTORS

Richard H. Francis                    Director and     Since         Currently retired;         53              Director of
c/o Credit Suisse Asset               Audit            1999          Executive Vice                             The Indonesia
Management, LLC.                      Committee                      President and                              Fund, Inc.
466 Lexington Avenue                  Member                         Chief Financial
New York, New York                                                   Officer of Pan Am
10017-3147                                                           Corporation and Pan
                                                                     American World
Age: 70                                                              Airways, Inc. from
                                                                     1988 to 1991

Jack W. Fritz                         Director and     Since         Private investor;          52              Director of
2425 North Fish Creek Road            Audit            Fund          Consultant and                             Advo, Inc.
P.O. Box 1287                         Committee        Inception     Director of Fritz                          (direct mail
Wilson, Wyoming 83014                 Member                         Broadcasting, Inc.                         advertising)
                                                                     and Fritz
Age: 75                                                              Communications
                                                                     (developers and
                                                                     operators of radio
                                                                     stations) since 1987

Jeffrey E. Garten                     Director and     Since         Dean of Yale               52              Director of
Box 208200                            Audit            1998          School of Management                       Aetna, Inc.;
New Haven, Connecticut                Committee                      and William                                Director of
06520-8200                            Member                         S. Beinecke Professor                      Calpine Energy
                                                                     in the Practice of                         Corporation;
Age: 56                                                              International Trade                        Director of
                                                                     and Finance;                               CarMax Group
                                                                     Undersecretary of                          (used car
                                                                     Commerce for                               dealers)
                                                                     International Trade
                                                                     from November 1993 to
                                                                     October 1995;
                                                                     Professor at Columbia
                                                                     University from
                                                                     September 1992 to
                                                                     November 1993

                                       31



                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------


INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                        Director and     Since         Dean Emeritus and          52              Member of
301 ICC                               Audit            2001          Distinguished Professor                    the Board
Georgetown University                 Committee                      of International                           of The Carlisle
Washington, DC 20057                  Member                         Affairs at the Edmund                      Companies Inc.;
                                                                     A. Walsh School of                         Member of
Age: 65                                                              Foreign Service,                           Selection
                                                                     Georgetown University;                     Committee
                                                                     Moderator of PBS                           for Truman
                                                                     foreign affairs                            Scholars and
                                                                     television series                          Henry Luce
                                                                                                                Scholars; Senior
                                                                                                                Associate of
                                                                                                                Center for
                                                                                                                Strategic and
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                                                                of numerous world
                                                                                                                affairs
                                                                                                                organizations

James S. Pasman, Jr.                  Director and     Since         Currently retired;         54              Director of
c/o Credit Suisse Asset               Audit            1999          President and Chief                        Education
Management, LLC.                      Committee                      Operating Officer of                       Management
466 Lexington Avenue                  Member                         National InterGroup,                       Corp.; Director
New York, New York                                                   Inc. (holding company)                     of Credit
10017-3147                                                           from April 1989 to                         Suisse Asset
                                                                     March 1991; Chairman                       Management
Age: 71                                                              of Permian Oil Co. from                    Income Fund,
                                                                     April 1989 to March                        Inc., Trustee of
                                                                     1991                                       Credit Suisse
                                                                                                                High Yield Bond
                                                                                                                Fund

                                       32



                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------


INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport                   Director and     Since         Partner of Lehigh Court,   53              Director of The
Lehigh Court, LLC.                    Audit            1999          LLC since July 2002;                       First Israel
40 East 52nd Street                   Committee                      President of Sun Gard                      Fund, Inc.
New York, New York                    Chairman                       Securities Finance, Inc.
10022                                                                from 2001 through July
                                                                     2002; President of
Age: 54                                                              Loanet, Inc. (on-line
                                                                     accounting service)
                                                                     from 1995 to 2001;
                                                                     Director, President,
                                                                     North American
                                                                     Operations, and former
                                                                     Executive Vice
                                                                     President from 1992 to
                                                                     1993 of Worldwide
                                                                     Operations of Metallurg
                                                                     Inc. (manufacturer of
                                                                     specialty metals and
                                                                     alloys); Executive
                                                                     Vice President,
                                                                     Telerate, Inc. (provider
                                                                     of real-time information
                                                                     to the capital markets)
                                                                     from 1987 to 1992;
                                                                     Partner in the law firm
                                                                     of Hartman & Craven
                                                                     until 1987

                                       33



                                                       TERM                                     NUMBER OF
                                                       OF OFFICE(1)                             PORTFOLIOS IN
                                                       AND                                      FUND
                                      POSITION(S)      LENGTH        PRINCIPAL                  COMPLEX         OTHER
                                      HELD WITH        OF TIME       OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE                 FUND             SERVED        PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
---------------------                 -----------      ------------  --------------------       -------------   ----------------
INTERESTED DIRECTOR

William W. Priest(2)                  Director         Since         Senior Partner and         59              Director of The
Steinberg Priest & Sloane                              1999          Fund Manager,                              Brazilian Equity
Capital Management                                                   Steinberg Priest &                         Fund, Inc.; The
12 East 49th Street                                                  Sloane Capital                             Chile Fund, Inc.;
12th Floor                                                           Management since                           The Emerging
New York, New York                                                   March 2001; Chairman                       Markets
10017                                                                and Managing                               Telecommunications
Age: 61                                                              Director of CSAM                           Fund, Inc.; The
                                                                     from 2000 to                               First Israel Fund,
                                                                     February 2001, Chief                       Inc.; The Latin
                                                                     Executive Officer and                      America Equity
                                                                     Managing Director of                       Fund, Inc.; The
                                                                     CSAM from 1990 to                          Indonesia Fund,
                                                                     2000                                       Inc.; and Credit
                                                                                                                Suisse Asset
                                                                                                                Management
                                                                                                                Income Fund, Inc.


----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.




                                                         TERM
                                                         OF OFFICE(1)
                                                         AND
                                      POSITION(S)        LENGTH
                                      HELD WITH          OF TIME
NAME, ADDRESS AND AGE                 FUND               SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                 -----------        ------------  ----------------------------------------------

OFFICERS

Laurence R. Smith                     Chairman           Since         Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                                      2002          CSAM; Associated with JP Morgan Investment Management
Management, LLC                                                        from 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                      Vice President     Since         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                   and Secretary      1999          Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                        Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue                                                   CS First Boston Investment Management from 1994 to 1995;
New York, New York                                                     Associated with Division of Enforcement, U.S. Securities
10017-3147                                                             and Exchange Commission from Officer of other Credit Suisse
                                                                       Funds
Age: 38

Michael A. Pignataro                  Treasurer          Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                   and Chief          1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC                       Financial                        Suisse Funds
466 Lexington Avenue                  Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.             Assistant          Since         Vice President and Legal Counsel of CSAM since
Credit Suisse Asset                   Secretary          2000          January 2000; Associated with the law firm of
Management, LLC                                                        Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                                   Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 36

                                       35


                                                         TERM
                                                         OF OFFICE(1)
                                                         AND
                                      POSITION(S)        LENGTH
                                      HELD WITH          OF TIME
NAME, ADDRESS AND AGE                 FUND               SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                 -----------        ------------  ----------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.                Assistant          Since         Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset                   Secretary          2002          December 2000; Asistant Vice President, Institutional
Management, LLC                                                        Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                                   December 2000; Marketing Associate, International Equity
New York, New York                                                     Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                                             January 1998 to January 2000; self-employed author and
                                                                       consultant, from January 1996 to December 1997; Officer of
Age: 38                                                                other Credit Suisse Funds

Rocco A. Del Guercio                  Assistant          Since         Vice President and Administrative Officer of CSAM;
Credit Suisse Asset                   Treasurer          1999          Associated with CSAM since June 1996; Assistant
Management, LLC                                                        Treasurer, Bankers Trust Co.-- Fund Administration from
466 Lexington Avenue                                                   March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                                     Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                                             March 1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola                   Assistant          Since         Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset                   Treasurer          2000          since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                        Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                                   Vice President, Weiss, Peck & Greer LLC from November
New York, New York                                                     1995 to December 1998; Officer of other Credit Suisse
10017-3147                                                             Funds

Age: 39

Robert M. Rizza                       Assistant          Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                   Treasurer          2002          Administrative Officer of CSAM from March 1998 to
Management, LLC                                                        December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                                   from April 1994 to March 1998; Officer of other Credit
New York, New York                                                     Suisse Funds
10017-3147

Age: 37


   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):



                                         % OF TOTAL SHARES    % OF TOTAL
                            SHARES          OUTSTANDING      SHARES VOTED
                         -------------   -----------------   ------------

       For               22,253,930.13        64.51%            96.46%
       Against              442,502.35         1.28%             1.92%
       Abstain              374,476.04         1.09%             1.62%

CREDIT SUISSE INTERNATIONAL FOCUS FUND
TAX INFORMATION LETTER
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

   During the fiscal year ended October 31, 2002, the Fund distributed $1,625,034 of foreign source income on which the Fund paid foreign taxes of $405,681. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code 1986, as amended the "Code", and the Treasury Regulations thereunder.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

CSIFL-2-1002

      THE ANNUAL REPORT OF THE INTERNATIONAL FUND FOR THE FISCAL YEAR ENDED
                                OCTOBER 31, 2002


[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Annual Report

October 31, 2002

- CREDIT SUISSE
  INTERNATIONAL FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the share classes of Credit Suisse International Fund(1) (the "Fund") generated returns as follows: Common Class shares declined 20.92%, Class A shares(2) declined 21.04%, Class B shares(2) declined 21.54%, and Class C shares(2) declined 18.50%. By contrast, the MSCI EAFE Index(3) declined 12.93%.

   The Fund underperformed the broad universe of non-U.S. equities (as represented by the Fund's EAFE benchmark) primarily as a result of stock selection in several geographies:

   - In Japan, we held a highly diversified group of stocks, both in terms of industry sectors and exposure to the domestic and export sides of the nation's struggling economy. Nonetheless, returns were sufficiently negative in a handful of names to drag down our Japanese exposure as a whole.

   - A similar scenario unfolded in the U.K., where our holdings were well-diversified but a small number of companies did especially poorly. Relative U.K. performance additionally suffered from our below-benchmark allocation during a period in which the U.K. market outperformed.

   - Continental European positions were least successful in Sweden, Germany, the Netherlands and Spain.

   - We invested a small portion of the Fund's total assets in emerging markets (which are not included in the benchmark) due to our belief that they would perform well if, as we anticipated, global economic growth revived. Although this worked very well from an asset allocation perspective, our stock-specific choices in Brazil and Taiwan proved particularly disappointing.

   The most positive contributions to the Fund's overall return came from our country weightings. The latter were most effective in South Korea, Switzerland, Italy and Ireland and were augmented in most of these markets by good stock selection.

   In terms of industry sectors, relative results were strongest in health care, energy and financial services, and least beneficial in consumer-oriented companies and telecommunications.

Steven D. Bleiberg,                                        Richard W. Watt,
Co-Portfolio Manager                                       Co-Portfolio Manager

Emily Alejos,                                              Staci Lombard,
Co-Portfolio Manager                                       Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FUND(1) COMMON CLASS SHARES AND
          THE MSCI EAFE INDEX(3) FROM INCEPTION (8/01/00). (UNAUDITED)



         CREDIT SUISSE INTERNATIONAL FUND(1)
               COMMON CLASS -- $5,456                MSCI EAFE(3) -- $6,148

 8/00                            $ 10,000                           $ 10,000
 8/00                            $ 10,000                           $ 10,089
 9/00                            $  9,385                           $  9,600
10/00                            $  9,150                           $  9,375
11/00                            $  8,702                           $  9,025
12/00                            $  9,124                           $  9,348
 1/01                            $  9,108                           $  9,344
 2/01                            $  8,466                           $  8,644
 3/01                            $  7,833                           $  8,072
 4/01                            $  8,369                           $  8,638
 5/01                            $  8,076                           $  8,340
 6/01                            $  7,759                           $  8,002
 7/01                            $  7,597                           $  7,857
 8/01                            $  7,475                           $  7,659
 9/01                            $  6,752                           $  6,885
10/01                            $  6,858                           $  7,061
11/01                            $  6,971                           $  7,322
12/01                            $  7,041                           $  7,366
 1/02                            $  6,675                           $  6,975
 2/02                            $  6,634                           $  7,024
 3/02                            $  7,000                           $  7,408
 4/02                            $  6,927                           $  7,461
 5/02                            $  6,935                           $  7,563
 6/02                            $  6,626                           $  7,264
 7/02                            $  5,903                           $  6,548
 8/02                            $  5,838                           $  6,534
 9/02                            $  5,228                           $  5,834
10/02                            $  5,456                           $  6,148


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   CREDIT SUISSE INTERNATIONAL FUND(1) CLASS A SHARES(2) AND CLASS B SHARES(2)
        AND THE MSCI EAFE INDEX(3) FROM INCEPTION (9/08/95). (UNAUDITED)



         CREDIT SUISSE INTERNATIONAL FUND(1)      CREDIT SUISSE INTERNATIONAL FUND(1)
            CLASS A SHARES(2) -- $8,235              CLASS B SHARES(2) -- $8,625              MSCI EAFE INDEX(3) -- $9,992

 9/95                            $  9,425                                 $ 10,000                               $ 10,000
 9/95                            $  9,227                                 $  9,780                               $ 10,198
10/95                            $  9,029                                 $  9,570                               $  9,926
11/95                            $  9,208                                 $  9,750                               $ 10,205
12/95                            $  9,538                                 $ 10,100                               $ 10,619
 1/96                            $  9,642                                 $ 10,200                               $ 10,665
 2/96                            $  9,642                                 $ 10,190                               $ 10,704
 3/96                            $  9,802                                 $ 10,360                               $ 10,934
 4/96                            $ 10,198                                 $ 10,780                               $ 11,254
 5/96                            $ 10,122                                 $ 10,690                               $ 11,050
 6/96                            $ 10,245                                 $ 10,810                               $ 11,115
 7/96                            $  9,849                                 $ 10,380                               $ 10,793
 8/96                            $  9,764                                 $ 10,290                               $ 10,819
 9/96                            $ 10,038                                 $ 10,570                               $ 11,109
10/96                            $  9,783                                 $ 10,290                               $ 10,998
11/96                            $ 10,141                                 $ 10,670                               $ 11,439
12/96                            $ 10,113                                 $ 10,630                               $ 11,294
 1/97                            $ 10,094                                 $ 10,600                               $ 10,902
 2/97                            $ 10,085                                 $ 10,590                               $ 11,083
 3/97                            $ 10,189                                 $ 10,690                               $ 11,126
 4/97                            $ 10,226                                 $ 10,730                               $ 11,187
 5/97                            $ 10,811                                 $ 11,320                               $ 11,918
 6/97                            $ 11,414                                 $ 11,950                               $ 12,578
 7/97                            $ 11,659                                 $ 12,200                               $ 12,784
 8/97                            $ 10,792                                 $ 11,290                               $ 11,832
 9/97                            $ 11,574                                 $ 12,100                               $ 12,497
10/97                            $ 10,763                                 $ 11,240                               $ 11,540
11/97                            $ 10,772                                 $ 11,249                               $ 11,425
12/97                            $ 10,854                                 $ 11,319                               $ 11,527
 1/98                            $ 11,407                                 $ 11,894                               $ 12,057
 2/98                            $ 12,123                                 $ 12,630                               $ 12,833
 3/98                            $ 12,438                                 $ 12,952                               $ 13,231
 4/98                            $ 12,438                                 $ 12,942                               $ 13,339
 5/98                            $ 12,639                                 $ 13,144                               $ 13,277
 6/98                            $ 12,782                                 $ 13,285                               $ 13,381
 7/98                            $ 12,963                                 $ 13,466                               $ 13,519
 8/98                            $ 11,474                                 $ 11,712                               $ 11,847
 9/98                            $ 10,806                                 $ 11,208                               $ 11,487
10/98                            $ 11,646                                 $ 12,075                               $ 12,688
11/98                            $ 12,458                                 $ 12,902                               $ 13,341
12/98                            $ 12,772                                 $ 13,223                               $ 13,871
 1/99                            $ 12,782                                 $ 13,223                               $ 13,833
 2/99                            $ 12,458                                 $ 12,881                               $ 13,506
 3/99                            $ 12,884                                 $ 13,320                               $ 14,073
 4/99                            $ 13,299                                 $ 13,738                               $ 14,647
 5/99                            $ 12,620                                 $ 13,020                               $ 13,896
 6/99                            $ 13,208                                 $ 13,630                               $ 14,441
 7/99                            $ 13,501                                 $ 13,920                               $ 14,873
 8/99                            $ 13,684                                 $ 14,091                               $ 14,931
 9/99                            $ 13,643                                 $ 14,037                               $ 15,085
10/99                            $ 14,180                                 $ 14,594                               $ 15,653
11/99                            $ 15,116                                 $ 15,540                               $ 16,200
12/99                            $ 16,340                                 $ 16,790                               $ 17,657
 1/00                            $ 15,150                                 $ 15,564                               $ 16,538
 2/00                            $ 15,970                                 $ 16,397                               $ 16,987
 3/00                            $ 16,421                                 $ 16,839                               $ 17,648
 4/00                            $ 15,370                                 $ 15,760                               $ 16,723
 5/00                            $ 14,850                                 $ 15,208                               $ 16,318
 6/00                            $ 15,473                                 $ 15,809                               $ 16,960
 7/00                            $ 15,069                                 $ 15,380                               $ 16,252
 8/00                            $ 15,196                                 $ 15,515                               $ 16,396
 9/00                            $ 14,273                                 $ 14,559                               $ 15,601
10/00                            $ 13,915                                 $ 14,179                               $ 15,236
11/00                            $ 13,247                                 $ 13,494                               $ 14,668
12/00                            $ 13,877                                 $ 14,125                               $ 15,192
 1/01                            $ 13,840                                 $ 14,086                               $ 15,185
 2/01                            $ 12,876                                 $ 13,086                               $ 14,048
 3/01                            $ 11,912                                 $ 12,100                               $ 13,118
 4/01                            $ 12,716                                 $ 12,916                               $ 14,038
 5/01                            $ 12,271                                 $ 12,455                               $ 13,554
 6/01                            $ 11,801                                 $ 11,955                               $ 13,004
 7/01                            $ 11,554                                 $ 11,692                               $ 12,769
 8/01                            $ 11,369                                 $ 11,495                               $ 12,448
 9/01                            $ 10,269                                 $ 10,377                               $ 11,190
10/01                            $ 10,430                                 $ 10,535                               $ 11,476
11/01                            $ 10,603                                 $ 10,693                               $ 11,900
12/01                            $ 10,709                                 $ 10,806                               $ 11,971
 1/02                            $ 10,152                                 $ 10,240                               $ 11,336
 2/02                            $ 10,090                                 $ 10,174                               $ 11,416
 3/02                            $ 10,646                                 $ 10,726                               $ 12,039
 4/02                            $ 10,534                                 $ 10,608                               $ 12,126
 5/02                            $ 10,547                                 $ 10,608                               $ 12,291
 6/02                            $ 10,078                                 $ 10,121                               $ 11,806
 7/02                            $  8,965                                 $  9,016                               $ 10,641
 8/02                            $  8,878                                 $  8,911                               $ 10,620
 9/02                            $  7,950                                 $  7,976                               $  9,482
10/02                            $  8,235                                 $  8,625                               $  9,992


[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE INTERNATIONAL FUND(1) CLASS C SHARES(2) AND
          THE MSCI EAFE INDEX(3) FROM INCEPTION (2/28/00). (UNAUDITED)



         CREDIT SUISSE INTERNATIONAL FUND(1)
             CLASS C SHARES(2) -- $5,288             MSCI EAFE(3) -- $5,882

 2/00                            $ 10,000                          $ 10,000
 3/00                            $ 10,269                          $ 10,390
 4/00                            $  9,604                          $  9,845
 5/00                            $  9,268                          $  9,606
 6/00                            $  9,649                          $  9,984
 7/00                            $  9,395                          $  9,568
 8/00                            $  9,470                          $  9,653
 9/00                            $  8,887                          $  9,184
10/00                            $  8,656                          $  8,969
11/00                            $  8,230                          $  8,635
12/00                            $  8,623                          $  8,944
 1/01                            $  8,599                          $  8,940
 2/01                            $  7,990                          $  8,270
 3/01                            $  7,389                          $  7,723
 4/01                            $  7,886                          $  8,264
 5/01                            $  7,605                          $  7,979
 6/01                            $  7,309                          $  7,656
 7/01                            $  7,148                          $  7,517
 8/01                            $  7,028                          $  7,328
 9/01                            $  6,347                          $  6,588
10/01                            $  6,435                          $  6,756
11/01                            $  6,539                          $  7,005
12/01                            $  6,608                          $  7,047
 1/02                            $  6,504                          $  6,673
 2/02                            $  6,464                          $  6,720
 3/02                            $  6,817                          $  7,087
 4/02                            $  6,744                          $  7,139
 5/02                            $  6,744                          $  7,236
 6/02                            $  6,440                          $  6,950
 7/02                            $  5,726                          $  6,265
 8/02                            $  5,662                          $  6,252
 9/02                            $  5,069                          $  5,582
10/02                            $  5,288                          $  5,882


Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)



                                                                       SINCE
                                  ONE YEAR          FIVE YEAR        INCEPTION
                                  --------          ---------        ---------

Common Class                      (22.57%)              --            (25.66%)
Class A Without Sales Charge      (22.57%)           (7.23%)           (2.38%)
Class A With Maximum
    Sales Charge                  (27.05%)           (8.33%)           (3.19%)
Class B Without Sales Charge      (23.14%)           (8.00%)           (3.15%)
Class B With Maximum
    Sales Charge                  (26.21%)           (8.00%)           (3.15%)
Class C Without Sales Charge      (20.15%)              --            (22.84%)
Class C With Maximum
    Sales Charge                  (20.94%)              --            (22.84%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)



                                                                      SINCE
                                  1 YEAR            5 YEARS         INCEPTION
                                 --------          ---------        ---------

Common Class                     (20.92%)              --            (23.59%)
Class A Without Sales Charge     (21.04%)           (5.21%)           (1.87%)
Class A With Maximum
    Sales Charge                 (25.54%)           (6.33%)           (2.68%)
Class B Without Sales Charge     (21.54%)           (5.96%)           (2.63%)
Class B With Maximum
    Sales Charge                 (24.68%)           (5.96%)           (2.63%)
Class C Without Sales Charge     (18.50%)              --            (21.20%)
Class C With Maximum
    Sales Charge                 (19.31%)              --            (21.20%)


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -25.54%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -24.68%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -19.31%.
(3) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2002



                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------

COMMON STOCKS (95.9%)
AUSTRALIA (7.6%)
BANKS (2.2%)
    Australia & New Zealand Banking Group, Ltd.                6,813   $     71,203
    National Australia Bank, Ltd.                             10,725        204,592
                                                                       ------------
                                                                            275,795
                                                                       ------------
BEVERAGES (2.8%)
    Foster's Group, Ltd.                                     128,990        340,064
                                                                       ------------
METALS & MINING (2.6%)
    Rio Tinto, Ltd.                                           17,673        313,395
                                                                       ------------
TOTAL AUSTRALIA                                                             929,254
                                                                       ------------
BERMUDA (0.6%)
TRANSPORTATION INFRASTRUCTURE (0.6%)
    Cosco Pacific Ltd                                         98,000         78,535
                                                                       ------------
TOTAL BERMUDA                                                                78,535
                                                                       ------------
BRAZIL (1.4%)
METALS & MINING (1.4%)
    Companhia Vale do Rio Doce ADR*                            3,000         76,500
    Companhia Vale do Rio Doce ADR Class A*                    3,923        103,371
                                                                       ------------
                                                                            179,871
                                                                       ------------
TOTAL BRAZIL                                                                179,871
                                                                       ------------
CHINA (0.5%)
INDUSTRIAL CONGLOMERATES (0.5%)
    BYD Company Ltd.*                                         30,000         61,353
                                                                       ------------
TOTAL CHINA                                                                  61,353
                                                                       ------------
DENMARK (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    TDC A/S                                                    5,690        122,831
                                                                       ------------
TOTAL DENMARK                                                               122,831
                                                                       ------------
FINLAND (1.5%)
COMMUNICATIONS EQUIPMENT (1.5%)
    Nokia Oyj*                                                10,676        181,320
                                                                       ------------
TOTAL FINLAND                                                               181,320
                                                                       ------------
FRANCE (11.1%)
AUTOMOBILES (1.3%)
    PSA Peugeot Citroen                                        3,643        154,555
                                                                       ------------
BANKS (2.7%)
    BNP Paribas SA                                             5,270        210,115
    Credit Agricole SA                                         7,521        123,044
                                                                       ------------
                                                                            333,159
                                                                       ------------


                 See Accompanying Notes to Financial Statements.



                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------

COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)

CONSTRUCTION & ENGINEERING (1.2%)
    Vinci SA                                                   2,554   $    142,650
                                                                       ------------
INSURANCE (3.0%)
    Axa                                                       24,891        371,475
                                                                       ------------
MULTI-UTILITIES (0.9%)
    Suez SA                                                    6,320        111,094
                                                                       ------------
OIL & GAS (2.0%)
    TOTAL FINA ELF SA                                          1,798        247,680
                                                                       ------------
TOTAL FRANCE                                                              1,360,613
                                                                       ------------
GERMANY (1.3%)
ELECTRIC UTILITIES (1.3%)
    E.ON AG                                                    3,600        161,501
                                                                       ------------
TOTAL GERMANY                                                               161,501
                                                                       ------------
HONG KONG (1.9%)
BANKS (0.0%)
    Hang Seng Bank, Ltd.                                          27            292
                                                                       ------------
ELECTRIC UTILITIES (1.3%)
    Hongkong Electric Holdings, Ltd.                          38,500        156,486
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    China Mobile, Ltd.*                                       30,500         75,085
                                                                       ------------
TOTAL HONG KONG                                                             231,863
                                                                       ------------
IRELAND (2.4%)
BANKS (2.4%)
    Allied Irish Banks PLC                                    11,334        159,384
    Bank of Ireland                                           12,780        141,750
                                                                       ------------
                                                                            301,134
                                                                       ------------
TOTAL IRELAND                                                               301,134
                                                                       ------------
ITALY (3.0%)
INSURANCE (1.0%)
    Riunione Adriatica di Sicurta SpA (RAS)                    9,992        124,482
                                                                       ------------
OIL & GAS (2.0%)
    ENI SpA                                                   17,402        241,613
                                                                       ------------
TOTAL ITALY                                                                 366,095
                                                                       ------------
JAPAN (22.6%)
AUTOMOBILES (3.8%)
    Honda Motor Co., Ltd.                                      6,600        236,511
    Nissan Motor Co., Ltd.                                    29,500        226,597
                                                                       ------------
                                                                            463,108
                                                                       ------------


                 See Accompanying Notes to Financial Statements.



                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------

COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)

BEVERAGES (1.2%)
    Asahi Breweries, Ltd.                                     23,000   $    151,323
                                                                       ------------
DIVERSIFIED FINANCIALS (1.1%)
    Nomura Holdings, Inc.                                     12,000        138,116
                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS (2.9%)
    Nintendo Co., Ltd.                                         1,900        183,011
    Sony Corp.                                                 4,100        176,375
                                                                       ------------
                                                                            359,386
                                                                       ------------
MACHINERY (1.5%)
    NSK, Ltd.                                                 24,000         57,793
    SMC Corp.                                                  1,600        126,688
                                                                       ------------
                                                                            184,481
                                                                       ------------
MARINE (0.8%)
    Nippon Yusen Kabushiki Kaisha                             33,000         97,783
                                                                       ------------
MULTILINE RETAIL (1.5%)
    Ito-Yokado Co., Ltd.                                       6,000        187,093
                                                                       ------------
OFFICE ELECTRONICS (2.4%)
    Canon, Inc.                                                8,000        295,169
                                                                       ------------
PERSONAL PRODUCTS (1.0%)
    Shiseido Co., Ltd.                                        11,000        122,296
                                                                       ------------
PHARMACEUTICALS (2.5%)
    Takeda Chemical Industries, Ltd.                           7,200        299,152
                                                                       ------------
REAL ESTATE (1.4%)
    Mitsui Fudosan Co., Ltd.                                  23,000        176,293
                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    Sumitomo Corp.                                            28,000        121,365
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    NTT DoCoMo, Inc.                                              98        180,791
                                                                       ------------
TOTAL JAPAN                                                               2,776,356
                                                                       ------------
MEXICO (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    Telefonos de Mexico SA de CV ADR                           2,700         82,350
                                                                       ------------
MEDIA (0.3%)
    Grupo Televisa SA de CV ADR*                               1,500         42,150
                                                                       ------------
TOTAL MEXICO                                                                124,500
                                                                       ------------
NETHERLANDS (4.9%)
AIR FREIGHT & COURIERS (1.0%)
    TPG NV                                                     7,372        119,438
                                                                       ------------


                 See Accompanying Notes to Financial Statements.



                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------

COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)

DIVERSIFIED FINANCIALS (1.0%)
    ING Groep NV                                               6,922   $    115,780
                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    Koninklijke (Royal) KPN NV*                               21,944        139,082
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    ASML Holding NV*                                          25,478        223,297
                                                                       ------------
TOTAL NETHERLANDS                                                           597,597
                                                                       ------------
NEW ZEALAND (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telecom Corp. of New Zealand, Ltd.                        23,600         58,062
                                                                       ------------
TOTAL NEW ZEALAND                                                            58,062
                                                                       ------------
NORWAY (1.0%)
BANKS (1.0%)
    DnB Holding ASA                                           27,220        125,550
                                                                       ------------
TOTAL NORWAY                                                                125,550
                                                                       ------------
SINGAPORE (2.1%)
BANKS (2.1%)
    DBS Group Holdings, Ltd.                                  15,000        105,342
    United Overseas Bank, Ltd.                                19,923        151,199
                                                                       ------------
                                                                            256,541
                                                                       ------------
TOTAL SINGAPORE                                                             256,541
                                                                       ------------
SOUTH KOREA (2.4%)
BANKS (0.8%)
    Kookmin Bank ADR                                           2,922         94,527
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    Samsung Electronics Co., Ltd. GDR                          1,420        202,705
                                                                       ------------
TOTAL SOUTH KOREA                                                           297,232
                                                                       ------------
SWEDEN (0.9%)
MACHINERY (0.9%)
    SKF AB Series B                                            4,500        112,720
                                                                       ------------
TOTAL SWEDEN                                                                112,720
                                                                       ------------
SWITZERLAND (7.9%)
BANKS (1.6%)
    UBS AG*                                                    4,066        193,771
                                                                       ------------
FOOD PRODUCTS (3.2%)
    Nestle SA                                                  1,806        387,212
                                                                       ------------
PHARMACEUTICALS (3.1%)
    Novartis AG                                               10,096        385,049
                                                                       ------------
TOTAL SWITZERLAND                                                           966,032
                                                                       ------------


                 See Accompanying Notes to Financial Statements.



                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------

COMMON STOCKS (CONTINUED)

TAIWAN (0.3%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR           4,510   $     35,268
                                                                       ------------
TOTAL TAIWAN                                                                 35,268
                                                                       ------------
UNITED KINGDOM (20.0%)
BANKS (3.8%)
    HBOS PLC                                                  13,479        149,197
    HSBC Holdings PLC                                          9,481        105,611
    Royal Bank of Scotland Group PLC                           9,120        214,594
                                                                       ------------
                                                                            469,402
                                                                       ------------
BEVERAGES (1.4%)
    Diageo PLC                                                15,707        177,053
                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Brambles Industries PLC                                   26,735         87,836
                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    BT Group PLC                                              37,253        105,782
                                                                       ------------
ELECTRIC UTILITIES (1.8%)
    Scottish Power PLC                                        39,974        219,513
                                                                       ------------
FOOD PRODUCTS (1.4%)
    Cadbury Schweppes PLC                                     26,650        173,447
                                                                       ------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.6%)
    Amersham PLC                                               8,254         74,510
                                                                       ------------
INDUSTRIAL CONGLOMERATES (1.0%)
    Smiths Group PLC                                          10,745        123,305
                                                                       ------------
OIL & GAS (4.1%)
    BG Group PLC                                              29,751        118,691
    BP PLC                                                    25,205        161,676
    Shell Transport & Trading Co. PLC                         34,082        219,017
                                                                       ------------
                                                                            499,384
                                                                       ------------
PHARMACEUTICALS (1.9%)
    AstraZeneca PLC                                            6,136        228,955
                                                                       ------------
SOFTWARE (0.7%)
    Sage Group PLC                                            38,384         87,676
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    Vodafone Group PLC                                       129,052        207,454
                                                                       ------------
TOTAL UNITED KINGDOM                                                      2,454,317
                                                                       ------------
TOTAL COMMON STOCKS (Cost $11,703,232)                                   11,778,545
                                                                       ------------


                 See Accompanying Notes to Financial Statements.



                                                               PAR
                                                              (000)        VALUE
                                                             -------   ------------
SHORT-TERM INVESTMENT (2.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.750%, 11/01/02 (Cost $341,000)                         $   341   $    341,000
                                                                       ------------

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $12,044,232)                    12,119,545
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                163,777
                                                                       ------------

NET ASSETS (100.0%)                                                    $ 12,283,322
                                                                       ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002


ASSETS
    Investments at value (Cost $12,044,232)                            $   12,119,545
    Cash                                                                          931
    Foreign currency (Cost $7,659)                                              7,734
    Receivable for investments sold                                            95,576
    Dividend and interest receivable                                           93,602
    Receivable from investment adviser                                         31,431
    Receivable for fund shares sold                                               319
    Prepaid expenses and other assets                                          34,295
                                                                       --------------
      Total Assets                                                         12,383,433
                                                                       --------------
LIABILITIES
    Administrative services fee payable                                         2,728
    Distribution fee payable                                                    3,722
    Payable for investments purchased                                          63,348
    Payable for fund shares redeemed                                            3,058
    Other accrued expenses payable                                             27,255
                                                                       --------------
      Total Liabilities                                                       100,111
                                                                       --------------
NET ASSETS
    Capital stock, $0.001 par value                                             1,861
    Paid-in capital                                                        23,072,727
    Accumulated net realized loss on investments and foreign
      currency transactions                                               (10,872,446)
    Net unrealized appreciation from investments and foreign
      currency translations                                                    81,180
                                                                       --------------
      Net Assets                                                       $   12,283,322
                                                                       ==============
COMMON SHARES
    Net assets                                                         $      111,863
    Shares outstanding                                                         16,781
                                                                       --------------
    Net asset value, offering price and redemption price per share     $         6.67
                                                                       ==============
A SHARES
    Net assets                                                         $   10,285,437
    Shares outstanding                                                      1,544,539
                                                                       --------------
    Net asset value and redemption price per share                     $         6.66
                                                                       ==============
    Maximum offering price per share (net asset value/(1-5.75%))       $         7.07
                                                                       ==============
B SHARES
    Net assets                                                         $    1,736,525
    Shares outstanding                                                        276,734
                                                                       --------------
    Net asset value and offering price per share                       $         6.28
                                                                       ==============
C SHARES
    Net assets                                                         $      149,497
    Shares outstanding                                                         22,844
                                                                       --------------
    Net asset value and offering price per share                       $         6.54
                                                                       ==============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002


INVESTMENT INCOME
    Dividend                                                           $      423,194
    Interest                                                                    7,214
    Foreign taxes withheld                                                    (41,631)
                                                                       --------------
      Total investment income                                                 388,777
                                                                       --------------
EXPENSES
    Investment advisory fees                                                  215,236
    Administrative services fees                                               48,389
    Distribution fees                                                          59,585
    Registration fees                                                          68,483
    Legal fees                                                                 53,517
    Printing fees                                                              48,490
    Transfer agent fees                                                        33,860
    Audit fees                                                                 23,707
    Insurance expense                                                          13,402
    Custodian fees                                                             12,524
    Trustees' fees                                                              6,608
    Interest expense                                                              705
    Miscellaneous expense                                                       2,208
                                                                       --------------
      Total expenses                                                          586,714
    Less:  fees waived                                                       (142,866)
                                                                       --------------
      Net expenses                                                            443,848
                                                                       --------------
       Net investment loss                                                    (55,071)
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                     (8,251,062)
    Net realized loss on foreign currency transactions                       (107,041)
    Net change in unrealized appreciation (depreciation) from
      investments                                                           4,809,998
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                     5,782
                                                                       --------------
    Net realized and unrealized loss from investments and foreign
      currency related items                                               (3,542,323)
                                                                       --------------
    Net decrease in net assets resulting from operations               $   (3,597,394)
                                                                       ==============


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                 FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                               OCTOBER 31, 2002    OCTOBER 31, 2001
                                                               ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                          $        (55,071)   $       (167,107)
  Net loss on investments and foreign currency transactions          (8,358,103)         (2,669,330)
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations                4,815,780          (9,800,862)
                                                               ----------------    ----------------
    Net decrease in net assets resulting from operations             (3,597,394)        (12,637,299)
                                                               ----------------    ----------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                    (115)             (9,584)
    Class A shares                                                      (14,850)         (3,155,230)
    Class B shares                                                       (2,025)           (337,331)
    Class C shares                                                         (132)            (12,608)
    Class D shares                                                       (2,018)           (300,508)
                                                               ----------------    ----------------
    Net decrease in net assets from distributions                       (19,140)         (3,815,261)
                                                               ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                       10,071,430          36,891,065
  Reinvestment of distributions                                          18,919           3,733,967
  Net asset value of shares redeemed                                (26,788,052)        (54,646,490)
                                                               ----------------    ----------------
    Net decrease in net assets from capital share
      transactions                                                  (16,697,703)        (14,021,458)
                                                               ----------------    ----------------
  Net decrease in net assets                                        (20,314,237)        (30,474,018)

NET ASSETS
  Beginning of year                                                  32,597,559          63,071,577
                                                               ----------------    ----------------
  End of year                                                  $     12,283,322    $     32,597,559
                                                               ================    ================


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                           --------------------------------------
                                                             2002           2001          2000(1)
                                                           --------       --------       --------

PER SHARE DATA
  Net asset value, beginning of period                     $   8.44       $  12.05       $  13.05
                                                           --------       --------       --------
INVESTMENT OPERATIONS
  Net investment loss                                         (0.01)(2)      (0.05)(2)      (0.11)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                            (1.75)         (2.79)         (0.89)
                                                           --------       --------       --------
      Total from investment operations                        (1.76)         (2.84)         (1.00)
                                                           --------       --------       --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                       (0.01)         (0.77)            --
                                                           --------       --------       --------
NET ASSET VALUE, END OF PERIOD                             $   6.67       $   8.44       $  12.05
                                                           ========       ========       ========
      Total return(3)                                        (20.92)%       (24.87)%        (7.66)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    112       $    181       $    138
    Ratio of expenses to average net assets                    1.98%          1.90%          1.63%(4)
    Ratio of net investment loss to average net assets        (0.14)%        (0.49)%        (0.87)%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                            0.80%            --%            --%
  Portfolio turnover rate                                       124%            48%            45%


----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2002           2001           2000           1999           1998
                                              ----------     ----------     ----------     ----------     ----------

PER SHARE DATA
  Net asset value, beginning of period        $     8.44     $    12.05     $    14.00     $    12.20     $    11.42
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                           (0.01)         (0.03)         (0.06)         (0.06)         (0.06)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (1.76)         (2.81)         (0.11)          2.56           0.99
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations             (1.77)         (2.84)         (0.17)          2.50           0.93
                                              ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --             --             --             --          (0.06)
  Distributions from net realized gains            (0.01)         (0.77)         (1.78)         (0.70)         (0.09)
                                              ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions            (0.01)         (0.77)         (1.78)         (0.70)         (0.15)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     6.66     $     8.44     $    12.05     $    14.00     $    12.20
                                              ==========     ==========     ==========     ==========     ==========
      Total return(2)                             (21.04)%       (24.87)%        (1.87)%        21.76%          8.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $   10,285     $   26,316     $   52,966     $   48,181     $   44,286
    Ratio of expenses to average net assets         1.98%          1.78%          2.03%          2.15%          2.15%
    Ratio of net investment loss to average
      net assets                                   (0.13)%        (0.31)%        (0.45)%        (0.44)%        (0.49)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.66%            --             --           0.04%          0.10%
  Portfolio turnover rate                            124%            48%            45%            82%            70%


----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2002           2001           2000           1999           1998
                                              ----------     ----------     ----------     ----------     ----------

PER SHARE DATA
  Net asset value, beginning of period        $     8.01     $    11.57     $    13.63     $    11.98     $    11.24
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                           (0.06)         (0.11)         (0.16)         (0.15)         (0.15)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (1.66)         (2.68)         (0.12)          2.50           0.98
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations             (1.72)         (2.79)         (0.28)          2.35           0.83
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains            (0.01)         (0.77)         (1.78)         (0.70)         (0.09)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     6.28     $     8.01     $    11.57     $    13.63     $    11.98
                                              ==========     ==========     ==========     ==========     ==========
      Total return(2)                             (21.54)%       (25.61)%        (2.84)%        20.86%          7.43%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $    1,737     $    2,836     $    5,089     $    5,527     $    6,133
    Ratio of expenses to average net assets         2.73%          2.53%          2.78%          2.90%          2.90%
    Ratio of net investment loss to
      average net assets                           (0.83)%        (1.10)%        (1.22)%        (1.18)%        (1.24)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.75%            --             --           0.04%          0.10%
  Portfolio turnover rate                            124%            48%            45%            82%            70%


----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                           --------------------------------------
                                                             2002           2001          2000(1)
                                                           --------       --------       --------

PER SHARE DATA
  Net asset value, beginning of period                     $   8.03       $  11.59       $  13.35
                                                           --------       --------       --------
INVESTMENT OPERATIONS
  Net investment loss(2)                                      (0.07)         (0.11)         (0.24)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                            (1.41)         (2.68)         (1.52)
                                                           --------       --------       --------
      Total from investment operations                        (1.48)         (2.79)         (1.76)
                                                           --------       --------       --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                       (0.01)         (0.77)            --
                                                           --------       --------       --------
  NET ASSET VALUE, END OF PERIOD                           $   6.54       $   8.03       $  11.59
                                                           ========       ========       ========
      Total return(3)                                        (18.50)%       (25.47)%       (13.18)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    149       $    171       $    141
    Ratio of expenses to average net assets                    2.73%          2.53%          2.59%(4)
    Ratio of net investment loss to average net assets        (0.85)%        (1.21)%        (1.81)%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                            0.81%            --%            --%
  Portfolio turnover rate                                       124%            48%            45%


----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Fund, (the "Fund") one of four portfolios of the Credit Suisse Opportunity Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Trust was organized under the laws of the state of Delaware as a business trust on May 31, 1995.

   The Fund is authorized to offer five classes of shares: Common Class, Class A, Class B, Class C, and Class D shares. Effective December 12, 2001, Common Class shares of the Fund were closed to new investments, except for reinvestments of dividends and distributions. Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, Class D ceased operations. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a distribution plan at an annual rate of up to .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution up to an annual rate up to .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2002 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $215,236 and $142,866, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co- administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $21,532.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $500 million           .08% of average daily net assets
          Next $1 billion              .07% of average daily net assets
          Over $1.5 billion            .06% of average daily net assets


   For the period November 1, 2001 through July 31, 2002, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were $22,686.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.



          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------

          First $5 billion             .050% of average daily net assets
          Next $5 billion              .035% of average daily net assets
          Over $10 billion             .020% of average daily net assets


   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $4,171.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. The fee is calculated at an annual rate up to .25% of average daily net assets for the Common Class shares and Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the Class B and Class C shares, the fee is calculated at an annual rate up to 1.00% of the average daily net assets of Class B and Class C shares, respectively. For the year ended October 31, 2002, distribution fees earned by CSAMSI were as follows:



                                             DISTRIBUTION FEE
                                             ----------------

          Common Class                           $    363
          Class A                                  32,607
          Class B                                  24,572
          Class C                                   2,043
                                                 --------
                                                 $ 59,585
                                                 ========


   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAMSI $490, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $6,874 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $38,932 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, the Fund had no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:



           AVERAGE DAILY         WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------         ----------------         ----------------

             $ 780,667                2.473%                 $ 1,930,000


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $49,493,382 and $66,506,336, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Fund were as follows:



                                                          COMMON CLASS
                                    -------------------------------------------------------
                                        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                         OCTOBER 31, 2002             OCTOBER 31, 2001
                                    -------------------------     -------------------------
                                      SHARES         VALUE          SHARES        VALUE
                                    ----------    -----------     ---------    ------------

Shares sold                             53,794     $  429,000       158,124    $  1,689,713
Shares issued in reinvestment
  of distributions                          13            115             1               6
Shares redeemed                        (58,474)      (469,759)     (148,113)     (1,600,488)
                                    ----------     ----------     ---------    ------------
Net increase (decrease)                 (4,667)    $  (40,644)       10,012    $     89,231
                                    ==========     ==========     =========    ============




                                                           CLASS A
                                    --------------------------------------------------------
                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                         OCTOBER 31, 2002              OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------

Shares sold                          1,053,804  $   8,705,742      3,193,475   $  33,731,464
Shares issued in reinvestment
  of distributions                       1,685         14,724        282,477       3,093,124
Shares redeemed                     (2,630,420)   (21,658,249)    (4,753,159)    (50,032,264)
                                    ----------  -------------     ----------   -------------
Net decrease                        (1,574,931) $ (12,937,783)    (1,277,207)  $ (13,207,676)
                                    ==========  =============     ==========   =============


                                                           CLASS B
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        OCTOBER 31, 2002               OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             38,431  $     299,624         43,363   $     394,883
Shares issued in reinvestment
  of distributions                         233          1,930         31,241         327,721
Shares redeemed                       (116,155)      (858,074)      (160,159)     (1,520,188)
                                    ----------  -------------     ----------   -------------
Net decrease                           (77,491) $    (556,520)       (85,555)  $    (797,584)
                                    ==========  =============     ==========   =============


                                                           CLASS C
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        OCTOBER 31, 2002               OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             30,869  $     250,236         24,303   $     237,603
Shares issued in reinvestment
  of distributions                          16            132          1,200          12,608
Shares redeemed                        (29,298)      (232,409)       (16,407)       (144,559)
                                    ----------  -------------     ----------   -------------
Net increase                             1,587  $      17,959          9,096   $     105,652
                                    ==========  =============     ==========   =============


                                                           CLASS D
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2002(1)             OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             46,539  $     386,828         78,549   $     837,402
Shares issued in reinvestment
  of distributions                         229          2,018         27,319         300,508
Shares redeemed                       (411,242)    (3,569,561)      (133,183)     (1,348,991)
                                    ----------  -------------     ----------   -------------
Net decrease                          (364,474) $  (3,180,715)       (27,315)  $    (211,081)
                                    ==========  =============     ==========   =============


----------
(1)  Class D ceased operations effective March 21, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund were as follows:



                                     NUMBER OF     APPROXIMATE PERCENTAGE
                                   SHAREHOLDERS    OF OUTSTANDING SHARES
                                   ------------    ----------------------

  Common Class                          6                    49%
  Class A                               2                    39%
  Class C                               7                    81%


   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively for the Fund were as follows:



                ORDINARY INCOME                LONG-TERM CAPITAL GAIN
            ------------------------          ------------------------
              2002          2001                 2002         2001
            --------     -----------          ---------    -----------

            $ 19,140     $ 2,076,535          $      --    $ 1,738,726


   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:



       Undistributed ordinary income                     $          --
       Accumulated realized loss                           (10,677,965)
       Unrealized depreciation                                (113,300)
                                                         -------------
                                                         $ (10,791,265)
                                                         =============


   At October 31, 2002, the Fund's capital loss carryovers available to offset possible future capital gains were as follows:



                             EXPIRES OCTOBER 31,
                         --------------------------
                             2009           2010
                         -----------    -----------

                         $ 2,621,384    $ 8,056,581


   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $12,238,777, $879,424, $(992,724) and $(113,300), respectively.

   At October 31, 2002, the Fund reclassified $126,181 to accumulated net realized gain(loss) from investments and $55,071 to accumulated undistributed net investment income from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and losses deferred due to wash sales. Net assets were not affected by these reclassifications.

NOTE 7. SUBSEQUENT EVENT

   On December 12, 2002, the Board of Trustees of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Fund would become a shareholder of the Credit Suisse International Focus Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as their shares of the Fund. The Reorganization is subject to the approval of the Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Fund in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE INTERNATIONAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse International Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Fund (a series of Credit Suisse Opportunity Funds) (the "Fund") at October 31, 2002, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion. The financial highlights for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002


CREDIT SUISSE INTERNATIONAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)



                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------

  INDEPENDENT TRUSTEES

  Richard H. Francis          Trustee and   Since         Currently retired;         53                  Director of
  c/o Credit Suisse Asset     Audit         2001          Executive Vice                                 The Indonesia
  Management, LLC.            Committee                   President and                                  Fund, Inc.
  466 Lexington Avenue        Member                      Chief Financial
  New York, New York                                      Officer of Pan Am
  10017-3147                                              Corporation and
                                                          Pan American
  Age: 70                                                 World Airways,
                                                          Inc. from 1988 to
                                                          1991

  Jack W.  Fritz              Trustee and   Since         Private investor;          52                  Director of
  2425 North Fish Creek Road  Audit         2001          Consultant and                                 Advo, Inc.
  P.O. Box 1287               Committee                   Trustee of Fritz                               (direct mail
  Wilson, Wyoming 83014       Member                      Broadcasting, Inc.                             advertising)
                                                          and Fritz
  Age: 75                                                 Communications
                                                          (developers and
                                                          operators of radio
                                                          stations) since
                                                          1987

  Jeffrey E. Garten           Trustee and   Since         Dean of Yale               52                  Director of
  Box 208200                  Audit         2001          School of                                      Aetna, Inc.;
  New Haven, Connecticut      Committee                   Management and                                 Director of
  06520-8200                  Member                      William S. Beinecke                            Calpine Energy
                                                          Professor in the                               Corporation;
  Age: 56                                                 Practice of International                      Director of
                                                          Trade and Finance;                             CarMax Group
                                                          Undersecretary of                              (used car
                                                          Commerce for                                   dealers)
                                                          International Trade
                                                          from November 1993
                                                          to October 1995;
                                                          Professor at
                                                          Columbia University
                                                          from September 1992
                                                          to November 1993

                                       30


                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------
  INDEPENDENT TRUSTEES--(CONTINUED)


  Peter F. Krogh              Trustee and   Since         Dean Emeritus and          52                  Member of the
  301 ICC                     Audit         2001          Distinguished Professor                        Board of
  Georgetown University       Committee                   of International Affairs                       The Carlisle
  Washington, DC 20057        Member                      at the Edmund A.                               Companies
                                                          Walsh School of                                Inc.; Member
  Age: 65                                                 Foreign Service,                               of Selection
                                                          Georgetown University;                         Committee for
                                                          Moderator of PBS                               Truman Scholars
                                                          Foreign affairs television                     and Henry Luce
                                                          Series                                         Scholars; Senior
                                                                                                         Associate of
                                                                                                         Center for
                                                                                                         Strategic and
                                                                                                         International
                                                                                                         Studies; Trustee
                                                                                                         of numerous
                                                                                                         world affairs
                                                                                                         organizations

  James S. Pasman, Jr.        Trustee and   Since         Currently retired;         54                  Director of
  c/o Credit Suisse Asset     Audit         2001          President and                                  Education
  Management, LLC.            Committee                   Chief Operating                                Management
  466 Lexington Avenue        Member                      Officer of National                            Corp.; Director of
  New York, New York                                      InterGroup, Inc.                               Credit Suisse
  10017-3147                                              (holding company)                              Asset
                                                          from April 1989 to                             Management
  Age: 71                                                 March 1991;                                    Income Fund,
                                                          Chairman of Permian                            Inc.; Trustee
                                                          Oil Co. from April                             of Credit Suisse
                                                          1989 to March 1991                             High Yield Bond
                                                                                                         Fund;

                                       31



                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------
  INDEPENDENT TRUSTEES--(CONTINUED)

  Steven N. Rappaport         Trustee and   Since         Partner of Lehigh Court,   53                  Director of The
  Lehigh Court, LLC           Audit         2001          LLC since July 2002;                           First Israel
  40 East 52nd Street         Committee                   President of Sun Gard                          Fund, Inc.
  New York, New York          Chairman                    Securities Finance, Inc.
  10022                                                   from 2001 through July
                                                          2002; President of
  Age: 54                                                 Loanet, Inc. (on-line
                                                          accounting service)
                                                          from 1995; Executive
                                                          Vice  President of
                                                          Loanet, Inc. from
                                                          1994 to 1997; Trustee,
                                                          President, North
                                                          American Operations,
                                                          and former Executive
                                                          Vice President from
                                                          1992 to 1993 of
                                                          Worldwide Operations
                                                          of Metallurg Inc.
                                                          (manufacturer of
                                                          specialty metals and
                                                          alloys);  Executive Vice
                                                          President, Telerate, Inc.
                                                          (provider of real-time
                                                          information to the capital
                                                          markets) from 1987 to
                                                          1992;  Partner in the law
                                                          firm of Hartman &
                                                          Craven until 1987

  INTERESTED TRUSTEE

  William W. Priest(2)        Trustee       Since         Senior Partner and         59                  Director of The
  Steinberg Priest & Sloane                 2001          Fund Manager,                                  Brazilian Equity
  Capital Management                                      Steinberg Priest &                             Fund, Inc.; The
  12 East 49th Street                                     Sloane Capital                                 Chile Fund, Inc.;
  12th Floor                                              Management since                               The Emerging
  New York, New York                                      March 2001; Chairman                           Markets
  10017                                                   and Managing Trustee                           Telecommunications
                                                          of CSAM from 2000                              Fund, Inc.; The
  Age: 61                                                 to February 2001,                              First Israel Fund,
                                                          Chief Executive Officer                        Inc.; The Latin
                                                          and Managing Trustee                           America Equity
                                                          of CSAM from 1990                              Fund, Inc.; The
                                                          to 2000                                        Indonesia Fund,
                                                                                                         Inc.; and Credit
                                                                                                         Suisse Asset
                                                                                                         Management
                                                                                                         Income Fund, Inc.


----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.


                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                              POSITION(S)        LENGTH
                              HELD WITH          OF TIME
  NAME, ADDRESS AND AGE       FUND               SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ----------------------      -----------        ------------   ----------------------------------------------
  OFFICERS

  Laurence R. Smith           Chairman           Since          Managing Director and Global Chief Investment Officer of
  Credit Suisse Asset                            2002           CSAM; Associated with JP Morgan Investment
  Management, LLC                                               Management from 1981 to 1999; Officer of other
  466 Lexington Avenue                                          Credit Suisse Funds
  New York, New York
  10017-3147

  Age: 44

  Hal Liebes, Esq.            Vice President     Since          Managing Director and Global General Counsel of CSAM;
  Credit Suisse Asset         and Secretary      2001           Associated with Lehman Brothers, Inc. from 1996 to 1997;
  Management, LLC                                               Associated with CSAM from 1995 to 1996; Associated with
  466 Lexington Avenue                                          CS First Boston Investment Management from 1994 to
  New York, New York                                            1995; Associated with Division of Enforcement,
  10017-3147                                                    U.S. Securities and Exchange Commission from 1991 to
                                                                1994; Officer of other Credit Suisse Funds.
  Age: 38

  Michael A. Pignataro        Treasurer          Since          Director and Director of Fund Administration of CSAM;
  Credit Suisse Asset         and Chief          2001           Associated with CSAM since 1984; Officer of other Credit
  Management, LLC             Financial                         Suisse Funds.
  466 Lexington Avenue        Officer
  New York, New York
  10017-3147

  Age: 43

  Gregory N. Bressler, Esq.   Assistant          Since          Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset         Secretary          2001           January 2000; Associated with the law firm of
  Management, LLC                                               Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
  466 Lexington Avenue                                          Officer of other Credit Suisse Funds
  New York, New York
  10017-3147

  Age: 35

  Kimiko T. Fields, Esq.      Assistant          Since          Assistant Vice President and Legal Counsel of CSAM
  Credit Suisse Asset         Secretary          2002           since December 2000; Assistant Vice President,
  Management, LLC                                               Institutional Marketing Department, CSAM, from
  466 Lexington Avenue                                          January 2000 to December 2000; Marketing Associate,
  New York, New York                                            International Equity Department, Warburg Pincus Asset
  10017-3147                                                    Management, Inc. from January 1998 to January 2000;
                                                                self-employed author and consultant, from January 1996
  Age: 38                                                       to December 1997; Officer of other Credit Suisse Funds

                                       33



                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                              POSITION(S)        LENGTH
                              HELD WITH          OF TIME
  NAME, ADDRESS AND AGE       FUND               SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ----------------------      -----------        ------------   ----------------------------------------------
  OFFICERS--(CONTINUED)

  Rocco A. Del Guercio        Assistant          Since          Vice President and Administrative Officer of CSAM;
  Credit Suisse Asset         Treasurer          2001           Associated with CSAM since June 1996; Assistant
  Management, LLC                                               Treasurer, Bankers Trust Co. - Fund Administration
  466 Lexington Avenue                                          from March 1994 to June 1996; Mutual Fund Accounting
  New York, New York                                            Supervisor, Dreyfus Corporation from April 1987 to
  10017-3147                                                    March 1994; Officer of other Credit Suisse Funds

  Age: 39

  Joseph Parascondola         Assistant          Since          Assistant Vice President - Fund Administration of CSAM
  Credit Suisse Asset         Treasurer          2001           since April 2000; Assistant Vice President, Deutsche Asset
  Management, LLC                                               Management from January 1999 to April 2000; Assistant
  466 Lexington Avenue                                          Vice President, Weiss, Peck & Greer LLC from November
  New York, New York                                            1995 to December 1998; Officer of other Credit Suisse
  10017-3147                                                    Funds

  Age: 39

  Robert M. Rizza             Assistant          Since          Assistant Vice President of CSAM since January 2001;
  Credit Suisse Asset         Treasurer          2002           Administrative Officer of CSAM from March 1998 to
  Management, LLC                                               December 2000; Assistant Treasurer of Bankers Trust Co.
  466 Lexington Avenue                                          from April 1994 to March 1998; Officer of other Credit
  New York, New York                                            Suisse Funds
  10017-3147

  Age: 37


   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INTERNATIONAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management LLC and Credit Suisse Asset Management Limited (Australia) ("CSAM Australia"):



                                         % OF TOTAL SHARES     % OF TOTAL
                             SHARES         OUTSTANDING       SHARES VOTED
                         -------------   -----------------    ------------

        For               1,861,176.05           91.92%            99.59%
        Against               6,076.62            0.30%             0.33%
        Abstain               1,652.40            0.08%             0.09%

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

CSIFA-2-1002

    THE ANNUAL REPORT FOR THE EUROPEAN EQUITY FUND FOR THE FISCAL YEAR ENDED
                                 AUGUST 31, 2002


[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Annual Report

August 31, 2002

- CREDIT SUISSE
  EUROPEAN EQUITY FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.



THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.



CREDIT SUISSE EUROPEAN EQUITY FUND
PORTFOLIO MANAGERS' LETTER
August 31, 2002

                                                                 October 1, 2002

Dear Shareholder:

     We are writing to report on the results of the Credit Suisse European Equity Fund(1) (the "Fund") for the fiscal year ended August 31, 2002.

     At August 31, 2002, the net asset value ("NAV") of the Fund was $5.67 per common share, compared to an NAV of $7.98 at August 31, 2001. Assuming the reinvestment of distributions totaling $0.0501 per share, the Common Shares had a loss of 28.44%. By comparison, the MSCI Europe Index(2) declined 27.78% during the same period.

     At August 31, 2002 the NAV of Class A Shares (without sales charge)(3) was $5.61 as compared to the NAV on inception date, November 30, 2001, of $6.98 resulting in a loss of 19.06%. By comparison, the MSCI Europe Index(2) declined 13.06% during the same period.

     The fiscal year was a difficult time for equity markets worldwide. The challenges encountered not simply by ourselves, but also by investment managers generally, were unusually hard to surmount. Within this broader context, we attribute the Fund's underperformance of its MSCI benchmark to adverse stock selection, notably in the U.K., France and the Netherlands.

     Our U.K. exposure was well-diversified across industries, but most of our top individual holdings there underperformed the U.K. market as a whole. Because the U.K. market outperformed the benchmark, furthermore, our below-benchmark weighting there proved additionally unfavorable. We were similarly well-diversified in France, but to no avail. In the Netherlands, our two largest positions were in a multi-national electronics producer and a large food retailer, both of whose shares were particularly weak.

     Results in Ireland and Norway were most additive to the Fund's overall performance. Our largest positions in each country -- an Irish packaging company that accepted an attractive acquisition bid and a leading Norwegian bank, were especially strong.

     Viewed in terms of industry sectors, we were most successful in financial services (I.E., good stock selection); basic materials (I.E., good stock selection that was magnified by an overweight allocation versus the benchmark); and health care (I.E., an underperforming sector in which we had good stock selection and an underweight allocation). These positives were more than offset, however, by negative contributions from industrials, consumer-based companies, energy and technology.

     As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC
CREDIT SUISSE ASSET MANAGEMENT LIMITED (SUB-INVESTMENT ADVISER)

Ella Brown,                             Alan Trigle,
Director and                            Director and
Co-Portfolio Manager                    Co-Portfolio Manager

     [NOTE: INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. ADDITIONALLY, MARKET SWINGS IN THE TARGETED REGION (WESTERN EUROPE) WILL LIKELY HAVE A GREATER POSITIVE OR NEGATIVE EFFECT ON FUND PERFORMANCE THAN THEY WOULD ON THAT OF A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EUROPEAN EQUITY FUND COMMON CLASS SHARES(1)
           AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX
       (THE "MSCI EUROPE INDEX")(2) FROM INCEPTION (1/28/99). (UNAUDITED)

[CHART]


              CREDIT SUISSE
           EUROPEAN EQUITY FUND          MSCI EUROPE
             COMMON SHARES(1)              INDEX(2)

 1/99                     $10,000           $10,000
 1/99                      $9,950            $9,938
 2/99                      $9,560            $9,688
 3/99                      $9,570            $9,796
 4/99                      $9,690           $10,091
 5/99                      $9,110            $9,608
 6/99                      $9,440            $9,773
 7/99                      $9,730            $9,866
 8/99                      $9,790            $9,969
 9/99                      $9,550            $9,895
10/99                      $9,820           $10,261
11/99                     $11,040           $10,540
12/99                     $12,755           $11,623
 1/00                     $12,172           $10,798
 2/00                     $12,935           $11,363
 3/00                     $12,754           $11,640
 4/00                     $12,132           $11,128
 5/00                     $11,981           $11,040
 6/00                     $12,423           $11,280
 7/00                     $12,072           $11,102
 8/00                     $12,002           $10,974
 9/00                     $11,610           $10,462
10/00                     $11,228           $10,385
11/00                     $10,757            $9,986
12/00                     $11,554           $10,677
 1/01                     $11,456           $10,682
 2/01                     $10,814            $9,745
 3/01                     $10,000            $9,021
 4/01                     $10,370            $9,670
 5/01                     $10,098            $9,210
 6/01                      $9,876            $8,866
 7/01                      $9,901            $8,889
 8/01                      $9,839            $8,660
 9/01                      $8,384            $7,796
10/01                      $8,483            $8,043
11/01                      $8,606            $8,366
12/01                      $8,741            $8,580
 1/02                      $8,579            $8,133
 2/02                      $8,567            $8,131
 3/02                      $9,101            $8,575
 4/02                      $8,940            $8,516
 5/02                      $8,841            $8,501
 6/02                      $8,294            $8,209
 7/02                      $7,140            $7,297
 8/02                      $7,040            $7,297


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE EUROPEAN EQUITY FUND CLASS A(1,3) AND THE MORGAN STANLEY
          CAPITAL INTERNATIONAL EUROPE INDEX (THE "MSCI EUROPE INDEX")(2)
                     FROM INCEPTION (11/30/01). (UNAUDITED)

[CHART]


             CREDIT SUISSE
         EUROPEAN EQUITY FUND        MSCI EUROPE
          CLASS A SHARES(1,3)         INDEX(2)

11/01                  $9,425           $10,000
12/01                  $9,587           $10,256
 1/02                  $9,410            $9,271
 2/02                  $9,396            $9,719
 3/02                  $9,965           $10,249
 4/02                  $9,789           $10,179
 5/02                  $9,680           $10,161
 6/02                  $9,080            $9,812
 7/02                  $7,816            $8,721
 8/02                  $7,624            $8,694

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002


                                                                INCEPTION
                                     1 YEAR        3 YEARS       TO DATE
                                     ------        -------       -------

Common Class                         (28.44%)      (10.41%)         (9.31%)
Class A Without Sales Charge             --            --          (19.06%)(4)
Class A With Maximum Sales Charge        --            --          (23.76%)(4)


                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002



                                                                INCEPTION
                                     1 YEAR        3 YEARS       TO DATE
                                     ------        -------       -------

Common Class                         (28.47%)      (14.36%)        (12.99%)
Class A Without Sales Charge             --            --          (31.32%)(4)
Class A With Maximum Sales Charge        --            --          (35.31%)(4)


----------------
(1) Name changed from Credit Suisse Warburg Pincus European Equity Fund effective December 12, 2001.

(2) The Morgan Stanley Capital International Europe Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in Europe. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3) Class A shares have a maximum front-end Sales Charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with Sales Charge) was -23.76%.

(4)  Returns for periods of less than one year are not annualized.



CREDIT SUISSE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2002



                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----

COMMON STOCKS (102.2%)
BELGIUM (0.8%)
CHEMICALS (0.8%)
     Solvay SA                                              1,300      $  89,942
                                                                       ---------
TOTAL BELGIUM                                                             89,942
                                                                       ---------
DENMARK (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     TDC A/S                                                7,300        196,205
                                                                       ---------
TOTAL DENMARK                                                            196,205
                                                                       ---------
FRANCE (19.7%)
AIRLINES (0.9%)
     Air France                                             7,700        103,299
                                                                       ---------
AUTOMOBILES (2.4%)
     PSA Peugeot Citroen                                    6,400        286,323
                                                                       ---------
BANKS (4.0%)
     BNP Paribas SA                                         6,900        321,819
     Societe Generale                                       2,500        148,203
                                                                       ---------
                                                                         470,022
                                                                       ---------
BEVERAGES (1.9%)
     Pernod-Ricard SA                                       2,500        218,566
                                                                       ---------
COMMUNICATIONS EQUIPMENT (0.5%)
     Alcatel SA                                            11,300         57,402
                                                                       ---------
CONSTRUCTION MATERIALS (1.9%)
     Lafarge SA                                             2,400        222,062
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
     France Telecom SA                                      9,300        116,373
                                                                       ---------
ELECTRICAL EQUIPMENT (2.6%)
     Alstom                                                20,600        152,320
     Schneider Electric SA*                                 3,400        156,377
                                                                       ---------
                                                                         308,697
                                                                       ---------
INSURANCE (1.5%)
     Axa                                                   13,200        180,838
                                                                       ---------
MEDIA (1.0%)
     Vivendi Universal SA @                                 9,700        121,759
                                                                       ---------
PHARMACEUTICALS (2.0%)
     Aventis SA                                             4,000        235,556
                                                                       ---------
TOTAL FRANCE                                                           2,320,897
                                                                       ---------



                See Accompanying Notes to Financial Statements.


                                       5




                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----
COMMON STOCKS (CONTINUED)
GERMANY (5.4%)
ELECTRIC UTILITIES (2.0%)
     E.ON AG                                                4,600      $ 237,011
                                                                       ---------
INDUSTRIAL CONGLOMERATES (2.0%)
     Siemens AG                                             4,970        234,240
                                                                       ---------
INSURANCE (0.9%)
     Muenchener Rueckversicherungs-Gesellschaft AG            625        113,812
                                                                       ---------
SOFTWARE (0.5%)
     SAP AG                                                   725         55,826
                                                                       ---------
TOTAL GERMANY                                                            640,889
                                                                       ---------
IRELAND (2.2%)
BANKS (2.2%)
     Allied Irish Banks PLC                                16,200        208,593
     Allied Irish Banks PLC                                 4,444         57,527
                                                                       ---------
                                                                         266,120
                                                                       ---------
TOTAL IRELAND                                                            266,120
                                                                       ---------
ITALY (5.7%)
AUTOMOBILES (1.3%)
     Fiat SpA @                                            13,450        153,927
                                                                       ---------
BANKS (1.0%)
     UniCredito Italiano SpA                               31,400        118,860
                                                                       ---------
OIL & GAS (3.4%)
     ENI SpA                                               26,800        405,791
                                                                       ---------
TOTAL ITALY                                                              678,578
                                                                       ---------
NETHERLANDS (5.7%)
AEROSPACE & DEFENSE (1.3%)
     European Aeronautic Defense & Space Co.@              11,300        151,041
                                                                       ---------
AIR FREIGHT & COURIERS (1.0%)
     TPG NV                                                 5,900        116,355
                                                                       ---------
FOOD & DRUG RETAILING (0.9%)
     Koninklijke Ahold NV@                                  6,500        108,427
                                                                       ---------
FOOD PRODUCTS (1.0%)
     Koninklijke Numico NV                                  6,000        118,092
                                                                       ---------
HOUSEHOLD DURABLES (1.5%)
     Koninklijke (Royal) Philips Electronics NV             9,100        182,050
                                                                       ---------
TOTAL NETHERLANDS                                                        675,965
                                                                       ---------
SPAIN (4.0%)
BANKS (1.6%)
     Banco Santander Central Hispano SA                    28,000        186,993
                                                                       ---------


                See Accompanying Notes to Financial Statements.


                                       6




                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----
COMMON STOCKS (CONTINUED)
SPAIN (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
     Telefonica SA*                                        31,800      $ 291,581
                                                                       ---------
TOTAL SPAIN                                                              478,574
                                                                       ---------
SWEDEN (0.9%)
COMMUNICATIONS EQUIPMENT (0.9%)
     Telefonaktiebolaget LM Ericsson @                     67,500         51,411
     Telefonaktiebolaget LM Ericsson*                      67,500         51,412
                                                                       ---------
                                                                         102,823
                                                                       ---------
TOTAL SWEDEN                                                             102,823
                                                                       ---------
SWITZERLAND (12.6%)
BANKS (2.2%)
     UBS AG*                                                5,410        254,887
                                                                       ---------
CHEMICALS (1.4%)
     Ciba Specialty Chemicals AG                            2,300        164,766
                                                                       ---------
FOOD PRODUCTS (3.4%)
     Nestle SA                                              1,885        404,481
                                                                       ---------
INSURANCE (1.3%)
     Zurich Financial Services AG                           1,600        158,335
                                                                       ---------
PHARMACEUTICALS (4.3%)
     Novartis AG                                           12,500        507,292
                                                                       ---------
TOTAL SWITZERLAND                                                      1,489,761
                                                                       ---------
UNITED KINGDOM (43.5%)
BANKS (8.1%)
     HBOS PLC                                              37,900        424,464
     Royal Bank of Scotland Group PLC                      14,900        355,643
     Standard Chartered PLC                                15,300        175,140
                                                                       ---------
                                                                         955,247
                                                                       ---------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
     Brambles Industries PLC                               41,100        149,248
     Hays PLC                                              86,500        178,967
                                                                       ---------
                                                                         328,215
                                                                       ---------
CONSTRUCTION MATERIALS (1.1%)
     Aggregate Industries PLC                             105,000        125,879
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     BT Group PLC                                          65,200        201,716
                                                                       ---------
ELECTRIC UTILITIES (1.6%)
     Scottish Power PLC                                    32,900        187,286
                                                                       ---------
FOOD PRODUCTS (2.5%)
     Cadbury Schweppes PLC*                                40,900        295,937
                                                                       ---------


                See Accompanying Notes to Financial Statements.


                                       7




                                                         NUMBER OF
                                                           SHARES      VALUE
                                                         ---------     -----
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
INSURANCE (2.7%)
     Aviva PLC                                             29,000    $   223,852
     Prudential PLC                                        12,800        100,784
                                                                     -----------
                                                                         324,636
                                                                     -----------
INTERNET & CATALOG RETAIL (1.1%)
     GUS PLC                                               16,800        130,200
                                                                     -----------
MEDIA (1.9%)
     Pearson PLC                                           13,500        134,070
     Reuters Group PLC                                     19,400         85,078
                                                                     -----------
                                                                         219,148
                                                                     -----------
METALS & MINING (0.9%)
     BHP Billiton PLC                                      23,307        109,964
                                                                     -----------
MULTILINE RETAIL (0.5%)
     Next PLC                                               4,700         61,290
                                                                     -----------
MULTI-UTILITIES (1.0%)
     International Power PLC*                              58,300        118,141
                                                                     -----------
OIL & GAS (9.6%)
     BG Group PLC                                          79,400        331,010
     BP PLC                                               103,200        798,999
                                                                     -----------
                                                                       1,130,009
                                                                     -----------
PHARMACEUTICALS (6.0%)
     AstraZeneca PLC                                        5,400        152,196
     GlaxoSmithKline PLC                                   29,374        552,534
                                                                     -----------
                                                                         704,730
                                                                     -----------
SPECIALTY RETAIL (1.0%)
     Dixons Group PLC                                      47,800        121,265
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
     mmO2 PLC*                                            153,000        117,154
                                                                     -----------
TOTAL UNITED KINGDOM                                                   5,130,817
                                                                     -----------

TOTAL COMMON STOCKS (Cost $13,111,152)                                12,070,571
                                                                     -----------

TOTAL INVESTMENTS ATVALUE (102.2%) (Cost $13,111,152)                 12,070,571

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)                           (263,267)
                                                                     -----------

NET ASSETS (100.0%)                                                  $11,807,304
                                                                     ===========


--------------
* Non-income producing security.
@ Security or portion thereof is out on loan.

                See Accompanying Notes to Financial Statements.


CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002


ASSETS
     Investments at value (Cost $13,111,152)                                    $12,070,571(1)
     Cash                                                                               221
     Foreign currency (Cost $15,528)                                                 15,628
     Collateral received for securities loaned                                      576,825
     Receivable for fund shares sold                                                193,872
     Receivable from investment adviser                                              54,068
     Dividend and interest receivable                                                57,928
     Prepaid expenses and other assets                                               16,972
                                                                                -----------
       Total Assets                                                              12,986,085
                                                                                -----------
LIABILITIES
     Administrative services fee payable                                              2,390
     Distribution fee payable                                                         2,765
     Directors' fee payable                                                           4,214
     Payable upon return of securities loaned                                       576,825
     Payable for investments purchased                                               27,324
     Payable for fund shares redeemed                                               365,643
     Payable on forward currency contracts                                              196
     Loan payable                                                                   155,000
     Other accrued expenses payable                                                  44,424
                                                                                -----------
       Total Liabilities                                                          1,178,781
                                                                                -----------
NET ASSETS
     Capital stock, $0.001 par value                                                  2,082
     Paid-in capital                                                             17,978,789
     Accumulated undistributed net investment loss                                  (78,979)
     Accumulated net realized loss from investments
       and foreign currency transactions                                         (5,054,895)
     Net unrealized depreciation from investments
       and foreign currency translations                                         (1,039,693)
                                                                                -----------
       Net Assets                                                               $11,807,304
                                                                                ===========
COMMON SHARES
     Net assets                                                                 $11,806,389
     Shares outstanding                                                           2,082,002
                                                                                -----------
     Net asset value, offering price and redemption price per share                   $5.67
                                                                                      =====
A SHARES
     Net assets                                                                       $ 915
     Shares outstanding                                                                 163
                                                                                -----------
     Net asset value, offering price and redemption price per share                   $5.61
                                                                                      =====
     Maximum offering price per share (net asset value/(1-5.75%))                     $5.95
                                                                                      =====


-------------
(1)  Includes $573,840 of securities on loan.

                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2002


INVESTMENT INCOME
     Dividends                                                                                       $   270,777
     Interest                                                                                             20,450
     Securities lending                                                                                    3,706
     Foreign taxes withheld                                                                              (29,320)
                                                                                                     -----------
       Total investment income                                                                           265,613
                                                                                                     -----------
EXPENSES
     Investment advisory fees                                                                            152,198
     Administrative services fees                                                                         30,293
     Distribution fees                                                                                    38,059
     Printing fees                                                                                        74,123
     Transfer agent fees                                                                                  54,898
     Registration fees                                                                                    48,119
     Legal fees                                                                                           48,047
     Directors fees                                                                                       22,568
     Custodian fees                                                                                       20,240
     Audit fees                                                                                           15,093
     Insurance expense                                                                                     4,272
     Interest expense                                                                                        864
     Miscellaneous expense                                                                                 5,346
                                                                                                     -----------
       Total expenses                                                                                    514,120
     Less: fees waived, expenses reimbursed and transfer agent offsets                                  (293,391)
                                                                                                     -----------
       Net expenses                                                                                      220,729
                                                                                                     -----------
          Net investment income                                                                           44,884
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                               (3,042,310)
     Net realized loss on foreign currency transactions                                                 (179,499)
     Net change in unrealized appreciation (depreciation) from investments                              (757,462)
     Net change in unrealized appreciation (depreciation) from foreign currency translations                 529
                                                                                                     -----------
     Net realized and unrealized loss from investments and foreign currency related items             (3,978,742)
                                                                                                     -----------
     Net decrease in net assets resulting from operations                                            $(3,933,858)
                                                                                                     ===========


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                 FOR THE YEAR        FOR THE YEAR
                                                                                     ENDED               ENDED
                                                                                AUGUST 31, 2002     AUGUST 31, 2001
                                                                                ---------------     ---------------
FROM OPERATIONS
  Net investment income                                                           $    44,884        $   135,349
  Net realized loss from investments and foreign currency transactions             (3,221,809)        (1,850,840)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                                (756,933)        (2,625,019)
                                                                                  -----------        -----------
    Net decrease in net assets resulting from operations                           (3,933,858)        (4,340,510)
                                                                                  -----------        -----------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                              (119,325)                --
    Class A shares                                                                         (7)                --
  Distributions from net realized gains
    Common Class shares                                                                    --         (4,539,707)
                                                                                  -----------        -----------
    Net decrease in net assets from dividends and distributions                      (119,332)        (4,539,707)
                                                                                  -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                     66,330,192         76,575,873
  Reinvestment of dividends and distributions                                         115,384          4,424,630
  Net asset value of shares redeemed                                              (69,883,620)       (82,828,871)
                                                                                  -----------        -----------
    Net decrease in net assets from capital share transactions                     (3,438,044)        (1,828,368)
                                                                                  -----------        -----------
  Net decrease in net assets                                                       (7,491,234)       (10,708,585)
NET ASSETS
  Beginning of year                                                                19,298,538         30,007,123
                                                                                  -----------        -----------
  End of year                                                                     $11,807,304        $19,298,538
                                                                                  ===========        ===========

ACCUMULATED NET INVESTMENT LOSS                                                   $   (78,979)       $    (2,254)
                                                                                  ===========        ===========


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                           FOR THE YEAR ENDED AUGUST 31,
                                                                 2002           2001          2000         1999(1)
                                                               --------      ---------      --------     ---------

PER SHARE DATA
   Net asset value, beginning of period                        $  7.98       $  11.96       $  9.79      $  10.00
                                                               --------      ---------      --------     ---------
INVESTMENT OPERATIONS
   Net investment income                                          0.02(2)        0.06          0.03          0.08
   Net gain (loss) on investments and foreign currency
   related items (both realized and unrealized)                  (2.28)         (1.99)         2.19         (0.29)
                                                               --------      ---------      --------     ---------
         Total from investment operations                        (2.26)         (1.93)         2.22         (0.21)
                                                               --------      ---------      --------     ---------
LESS DIVIDENDS
   Dividends from net investment income                          (0.05)            --         (0.05)           --
   Distributions from net realized gains                            --          (2.05)           --            --
                                                               --------      ---------      --------     ---------
         Total dividends and distributions                       (0.05)         (2.05)        (0.05)           --

   NET ASSET VALUE, END OF PERIOD                              $  5.67       $   7.98       $ 11.96      $   9.79
                                                               ========      =========      =========    =========
         Total return(3)                                        (28.44)%       (18.08)%       22.69%        (2.10)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                    $11,806       $  19,299      $ 30,007      $ 24,588
      Ratio of expenses to average net assets                     1.45%(4)       1.46%(4)      1.46%(4)      1.46%(5)
      Ratio of net investment income to average net assets        0.29%          0.58%         0.30%         1.41%(5)
      Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        1.93%          1.09%         1.47%         1.18%(5)
   Portfolio turnover rate                                         194%           140%          186%          161%


----------
(1)  For the period January 28, 1999 (inception date) to August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the year ended August 31, 2002 and .01% for each of the years ended August 31, 2001 and 2000. The operating expense ratio after reflecting these arrangements was 1.45% for each of the years ended August 31, 2002, 2001 and 2000.

(5)  Annualized.


                 See Accompanying Notes to Financial Statements.


CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout The Period)



                                                                                              FOR THE PERIOD
                                                                                                   ENDED
                                                                                             AUGUST 31, 2002(1)
                                                                                          ---------------------

PER SHARE DATA
   Net asset value, beginning of period                                                           $ 6.98
                                                                                                  -------
INVESTMENT OPERATIONS
   Net investment income(2)                                                                         0.11
   Net loss on investments and foreign currency related items (both realized and unrealized)       (1.43)
                                                                                                  -------
      Total from investment operations                                                             (1.32)
                                                                                                  -------
LESS DIVIDENDS
   Dividends from net investment income                                                            (0.05)
                                                                                                  -------
   NET ASSET VALUE, END OF PERIOD                                                                 $ 5.61
                                                                                                  =======
      Total return(3)                                                                             (19.06)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                       $    1
      Ratio of expenses to average net assets(4,5)                                                  1.45%
      Ratio of net investment income to average net assets(5)                                       2.56%
      Decrease reflected in above operating expense ratios due to waivers/reimbursements(5)         4.04%
   Portfolio turnover rate                                                                           194%


----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse European Equity Fund, formerly Credit Suisse Warburg Pincus European Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The fund was incorporated under the laws of the State of Maryland on July 27, 1998.

    The Fund is authorized to offer four classes of shares: Common, Institutional, Advisor and Class A, although only Common and Class A shares are currently offered. Effective November 30, 2001 the Fund began offering Class A shares. Effective December 12, 2001 the Common Class was closed to new investors. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate equal to .25% of the average daily net asset value of the Fund's Class A shares. In addition, the Common and Class A shares bear co-administration fees.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2002, the Fund had the following open forward foreign currency contracts:



                                                                                                       CONTRACT
                                             EXPIRATION      FOREIGN CURRENCY        CONTRACT            VALUE         UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT               DATE         TO BE PURCHASED        AMOUNT USD            USD             LOSS
-----------------------------------        -------------   -------------------    -------------      ------------    -------------

             Swedish Krona                     9/3/02           256,500             $27,513             $27,317         $(196)



     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including the right to draw on letter of credit) at August 31, 2002 is as follows:

                    MARKET VALUE OF                        VALUE OF
                   SECURITIES LOANED                  COLLATERAL RECEIVED
                  -------------------                ---------------------
                       $573,840                             $576,825

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Fund to act as the Fund's securities lending agent. For the year ended August 31, 2002, the Fund earned $3,706 from securities lending transactions.

     Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its cost in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

     J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:


      GROSS                                   NET                  EXPENSE
  ADVISORY FEE        WAIVER             ADVISORY FEE          REIMBURSEMENTS
---------------     --------------    ------------------     ------------------
     $152,198         $(152,198)               $--                $(132,694)


     Subsequent to the period covered by this report, management determined that the Fund's advisory contract had lapsed due to an administrative error. The Fund's adviser intends to take all necessary steps to remedy this error, including seeking Board and shareholder approval to retain the amounts paid to the adviser during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract. Disclosure in these financial statements related to or dependent upon CSAM's advisory fees have been set forth assuming that this remedial action has been taken.

     Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective June 1, 2002.

     For administrative services, CSAMSI is entitled to receive from the Fund a fee calculated at an annual rate of .10% of the Fund's average daily net assets of the Common and Class A shares. For the year ended August 31, 2002, administrative services fees earned by CSAMSI were $15,224.

     For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:



       AVERAGE DAILY NET ASSETS             ANNUAL RATE
     -------------------------------       -------------

       First $500 million                  .08% of average daily net assets
       Next $1 billion                     .07% of average daily net assets
       Over $1.5 billion                   .06% of average daily net assets



     For the period September 1, 2001 through May 31, 2002, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $13,139 and $8,450, respectively.

     For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each Fund.



        AVERAGE DAILY NET ASSETS              ANNUAL RATE
       --------------------------            --------------

        First $5 billion                     .050% of average daily net assets
        Next $5 billion                      .035% of average daily net assets
        Over $10 billion                     .020% of average daily net assets



     For the period June 1, 2002 to August 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $1,930.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares of the Fund. For the year ended August 31, 2002, distribution fees earned by CSAMSI for the Common and Class A shares were $37,983 and $76, respectively.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expenses. For the year ended August 31, 2002, the Fund received credits or reimbursements under this agreement in the amount of $49.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2002, the Fund reimbursed CSAM $35,185 which is included in the Fund's transfer agent expense.

     For the year ended August 31, 2002, CSAMSI and its affiliates advised the Fund that it did not earn any commissions on the sale of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended August 31, 2002, Merrill was paid $59,285 for its services by the Fund.


NOTE 3. LINE OF CREDIT

     Through June 18, 2002 the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing

Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At August 31, 2002, the Fund had a loan outstanding under the New Credit Facility for $155,000.

     During the year ended August 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or New Credit Facility as follows:

AVERAGE DAILY           WEIGHTED AVERAGE                MAXIMUM DAILY
LOAN BALANCE              INTEREST RATE               LOAN OUTSTANDING
--------------         ------------------            -------------------
$713,429                    2.328%                      $1,573,000


NOTE 4. PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $27,559,286 and $28,735,939, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS
    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:



                                                                                  COMMON CLASS
                                           --------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED                               FOR THE YEAR ENDED
                                                        AUGUST 31, 2002                                  AUGUST 31, 2001
                                           --------------------------------------------------------------------------------------
                                               SHARES                    VALUE                  SHARES               VALUE
                                           --------------             -------------           ----------         --------------

Shares sold                                   10,004,240              $ 66,025,702             8,645,716         $ 76,575,873
Shares issued in reinvestment
  of dividends and distributions                  16,320                   115,384               492,172            4,424,630
Shares redeemed                              (10,357,940)              (69,549,736)           (9,227,465)         (82,828,871)
                                           ---------------            -------------           ------------       --------------
Net decrease                                   (337,380)              $ (3,408,650)              (89,577)        $ (1,828,368)
                                           ===============            =============           ============       ==============




                                                            CLASS A
                                                   ----------------------------
                                                     FOR THE PERIOD ENDED
                                                       AUGUST 31, 2002(1)
                                                   ----------------------------
                                                     SHARES           VALUE
                                                   -----------      -----------

Shares sold                                         57,433            $ 304,490
Shares redeemed                                    (57,270)            (333,884)
                                                   -----------      -----------
Net increase (decrease)                                163            $ (29,394)
                                                   ============     ============


(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

     On August 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:




                         NUMBER OF              APPROXIMATE PERCENTAGE
                       SHAREHOLDERS              OF OUTSTANDING SHARES
                     ------------------       ---------------------------

   Common                 2                              67%
   Class A                1                              87%


     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses and excise tax regulations.

     The tax character of dividends and distributions paid during the period ended August 31, for the Fund was as follows:

         ORDINARY INCOME                      LONG-TERM CAPITAL GAIN
----------------------------------      -------------------------------------
   2002                  2001            2002                        2001
-----------           ------------     -----------               -------------
 $119,332              $3,697,230         $--                       $842,477


     At August 31, 2002, the components of distributable earnings on a tax basis for the Fund was as follows:



Undistributed ordinary loss                         $    (78,979)
Accumulated net realized loss                         (4,835,487)
Unrealized appreciation (depreciation)                (1,259,101)
                                                    --------------
                                                    $ (6,173,567)
                                                    ==============

     At August 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                     EXPIRES AUGUST 31,
                -----------------------------
                  2009              2010
                ----------      -------------
                117,653          2,370,372


Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the Fund elected to defer net losses arising between November 1, 2001 and August 31, 2002 of $2,426,441.

     At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $13,330,560, $273,092, $1,533,081 and $(1,259,101), respectively.

     At August 31, 2002, the Fund reclassified $2,277 from accumulated undistributed net investment income and $103,462 from paid in capital, to accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and forward foreign currency contracts. Net assets were not affected by these reclassifications.

CREDIT SUISSE EUROPEAN EQUITY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse European Equity Fund, Inc.:


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse European Equity Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 21, 2002




CREDIT SUISSE EUROPEAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)



                                           TERM                                   NUMBER OF
                                           OF OFFICE(1)                           PORTFOLIOS IN
                                           AND                                    FUND
                            POSITION(S)    LENGTH        PRINCIPAL                COMPLEX        OTHER
                            HELD WITH      OF TIME       OCCUPATION(S)DURING      OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND           SERVED        PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------

INDEPENDENT DIRECTORS

Richard H. Francis          Director and  Since          Currently retired;       54             Director of
40 Grosvenor Road           Audit         2000           Executive Vice                          The Indonesia
Short Hills, New Jersey     Committee                    President and                           Fund, Inc.
07078                       Member                       Chief Financial
                                                         Officer of Pan Am
Age: 68                                                  Corporation and
                                                         Pan American
                                                         World Airways, Inc.
                                                         from 1988 to 1991

Jack W. Fritz               Director and  Since          Private investor;        54             Director of
2425 North Fish Creek Road  Audit         Fund           Consultant and                          Advo, Inc. (direct
P.O. Box 1287               Committee     Inception      Director of Fritz                       mail advertising)
Wilson, Wyoming 83014       Member                       Broadcasting, Inc.
                                                         And Fritz
Age: 73                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since 1987

Jeffrey E. Garten           Director and  Since          Dean of Yale School      54             Director of
Box 208200                  Audit         1998           of Management and                       Aetna, Inc.;
New Haven, Connecticut      Committee                    William S. Beinecke                     Director of
06520-8200                  Member                       Professor in the                        Calpine Energy
                                                         Practice of International               Corporation,
Age: 54                                                  Trade and Finance;                      Director of
                                                         Undersecretary of                       CarMax Group
                                                         Commerce for                            (used car
                                                         International Trade                     dealers)
                                                         from November 1993 to
                                                         October 1995; Professor
                                                         at Columbia University
                                                         from September 1992 to
                                                         November 1993


----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.



                                          TERM                                    NUMBER OF
                                          OF OFFICE(1)                            PORTFOLIOS IN
                                          AND                                     FUND
                            POSITION(S)   LENGTH         PRINCIPAL                COMPLEX        OTHER
                            HELD WITH     OF TIME        OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------

INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh              Director and  Since          Dean Emeritus and        54             Member of the
301 ICC                     Audit         2001           Distinguished                           Board of The
Georgetown University       Committee                    Professor of                            Companies Inc.;
Washington, DC 20057        Member                       International Affairs                   Member of
                                                         at the Edmund A. Walsh                  Selection
Age: 64                                                  School of Foreign                       Committee for
                                                         Service, Georgetown                     Truman Scholars
                                                         University; Moderator                   and Henry Luce
                                                         of PBS Foreign affairs                  Scholars; Senior
                                                         television Series                       Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations



James S. Pasman, Jr.        Director and  Since          Currently retired;       54             Director of
29 The Trillium             Audit         2000           President and                           Education
Pittsburgh,                 Committee                    Chief Operating                         Management
Pennsylvania 15238          Member                       Officer of National                     Corp.; Director
                                                         InterGroup, Inc.                        of Tyco
                                                         from April 1989 to                      International
Age: 70                                                  March 1991; Chairman                    Ltd.; Director of
                                                         of Permian Oil Co.                      Credit Suisse
                                                         from April 1989 to                      Asset
                                                         March 1991                              Management
                                                                                                 Income Fund,
                                                                                                 Inc.; Trustee of
                                                                                                 Credit Suisse
                                                                                                 High Yield Bond
                                                                                                 Fund; Trustee of
                                                                                                 Deutsche
                                                                                                 VIT Funds,
                                                                                                 overseeing three
                                                                                                 portfolios

                                       25





                                          TERM                                    NUMBER OF
                                          OF OFFICE(1)                            PORTFOLIOS IN
                                          AND                                     FUND
                            POSITION(S)   LENGTH         PRINCIPAL                COMPLEX        OTHER
                            HELD WITH     OF TIME        OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport         Director and  Since          Partner of RZ Capital    54             Director of The
RZ Capital LLC              Audit         2000           LLC since 2001;                         First Israel
40 East 52nd Street         Committee                    President of Loanet,                    Fund, Inc.
New York, New York          Chairman                     Inc. (on-line accounting
10022                                                    service) from 1997 to
                                                         2001, Executive Vice
Age: 52                                                  President of Loanet, Inc.
                                                         from 1994 to 1997;
                                                         Director, President,
                                                         North American
                                                         Operations, and former
                                                         Executive Vice President
                                                         from 1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals
                                                         and alloys); Executive
                                                         Vice President,
                                                         Telerate, Inc. (provider
                                                         of real-time information
                                                         to the capital markets)
                                                         from 1987 to 1992;
                                                         Partner in the law firm
                                                         of Hartman &
                                                         Craven until 1987

INTERESTED DIRECTOR

William W. Priest(2)        Director      Since          Senior Partner and       54             Director of The
Steinberg Priest & Sloane                 1999           Fund Manager,                           Brazilian Equity
Capital Management                                       Steinberg Priest & Sloane               Fund, Inc.; The
12 East 49th Street                                      Capital Management since                Chile Fund, Inc.;
12th Floor                                               March 2001; Chairman                    The Emerging
New York, New York                                       and Managing Director                   Markets Tele-
10017                                                    of CSAM from 2000                       communications
                                                         to February 2001,                       Fund, Inc.; The
Age: 60                                                  Chief Executive Officer                 First Israel Fund,
                                                         and Managing Director                   Inc.; The Latin
                                                         of CSAM from 1990                       American Equity
                                                         to 2000                                 Fund, Inc.; The
                                                                                                 Indonesia Fund,
                                                                                                 Inc.; and Credit
                                                                                                 Suisse Asset
                                                                                                 Management
                                                                                                 Income
                                                                                                 Fund, Inc.


----------
(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.


                                          TERM
                                          OF OFFICE(1)
                                          AND
                            POSITION(S)   LENGTH
                            HELD WITH     OF TIME
NAME, ADDRESS AND AGE       FUND          SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------      -----------   -------------  -------------------------------------------------
OFFICERS

Laurence R. Smith           Chairman      Since          Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                       2002           CSAM; acting Chief Executive Officer of CSAM Americas;
Management LLC                                           Associated with JP Morgan Investment Management from
466 Lexington Avenue                                     1981 to 1999
New York, New York
10017-3147

Age: 44


Hal Liebes, Esq.            Vice          Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         President     1999           Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management LLC              and Secretary                Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                     with CS First Boston Investment Management from 1994 to
New York, New York                                       1995; Associated with Division of Enforcement, U.S.
10017-3147                                               Securities and Exchange Commission from 1991 to 1994

Age: 38

Michael A. Pignataro        Treasurer and Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Chief         1999           Associated with CSAM since 1984
Management LLC              Financial
466 Lexington Avenue        Officer
New York, New York
10017-3147

Age: 42

Gregory N. Bressler, Esq.   Assistant     Since          Vice President and Legal Counsel of CSAM since
Credit Suisse Asset         Secretary     2000           January 2000; Associated with the law firm of Swidler Berlin
Management LLC                                           Shereff Friedman LLP from 1996 to 2000
466 Lexington Avenue
New York, New York
10017-3147

Age: 35

Kimiko T. Fields, Esq.      Assistant     Since          Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset         Secretary     2002           December 2000; Assistant Vice President, Institutional
Management LLC                                           Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                     December 2000; Marketing Associate, International Equity
New York, New York                                       Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                               January 1998 to January 2000; self-employed author and
                                                         consultant, from January 1996 to January 1997.
Age: 38



                                       27



                                          TERM
                                          OF OFFICE(1)
                                          AND
                            POSITION(S)   LENGTH         PRINCIPAL
                            HELD WITH     OF TIME        OCCUPATION(S) DURING
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS

----------------------      -----------   -------------  -------------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. DelGuercio         Assistant     Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset         Treasurer     1999           Associated with CSAM since June 1996; Assistant
Management LLC                                           Treasurer, Bankers Trust Corp.-- Fund Administration
466 Lexington Avenue                                     from March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                       Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                               March 1994

Age: 38

Joseph Parascondola         Assistant     Since          Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset         Treasurer     2001           since April 2000; Assistant Vice President, Deutsche Asset
Management LLC                                           Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                     Vice President, Weiss, Peck & Greer LLC from
New York, New York                                       November 1995 to December 1998
10017-3147

Age: 38


     THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-927-2874.

P.O. BOX 9030, BOSTON, MA 02205-9030                     CREDIT   ASSET
800-927-2874 - www.CreditSuisseFunds.com                 SUISSE   MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPEEQ-2-0802

                                    PART C

                                OTHER INFORMATION

Item 15. Indemnification. Registrant and officers and directors of Credit Suisse Asset Management, LLC ("CSAM"), Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on June 21, 1995.

Item 16.          Exhibits.

                  1.       Articles of Incorporation.

                  (a) Articles of Incorporation are incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed on October 30, 1997 (Securities Act File No. 333-39075)

                  (b) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on February 20, 1998 (Securities Act File No. 333-39075).

                  (c) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 8 to the Registrant's Statement on Form N-1A, filed on October 22, 2001 (Securities Act File No. 333-39075)

                  (d) Articles Supplementary are incorporated by reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on November 8, 2001 (Securities Act File No. 333-39075)

                  (e) Articles of Amendment are incorporated by reference to the Registrant's Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 11, 2002 (Securities Act File No. 333-39075)

                  2.       By-Laws.

                  (a) By-Laws of the Registrant are incorporated by reference to the Registration's Registration Statement on Form N-1A, filed on October 30, 1997 (Securities Act File No. 333-39075)

                  (b) Amendment to By-Laws is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Credit Suisse Global Fixed Income Fund, Inc., filed on February 17, 1998 (Securities Act File No. 33-36066)

                  (c) Amended By-Laws are incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537)

                  (d) Amendment to By-Laws is incorporated by reference to Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on October 22, 2001 (Securities Act File No. 333-39075)

                  (e) Amendment to By-Laws is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on February 11, 2002 (Securities Act File No. 333-39075)

                  (f) Amendment to By-laws is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  3.       Not applicable.

                  4. Form of the Plans of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement)

                  5. Form of Stock Certificates are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on December 3, 1997 (Securities Act File
No. 333-39075)

                  6.       Investment Advisory Agreements.

                  (a) Investment Advisory Agreement is incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90341)

                  (b) Sub-Investment Advisory Agreement with Credit Suisse Asset Management Limited is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  (c) Amendment to Sub-Investment Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  (d) Sub-Investment Advisory Agreement with Credit Suisse Asset Management (Japan) is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  (e) Amendment to Sub-Investment Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  (f) Form of Sub-Investment Advisory Agreement with Credit Suisse Asset Management (Australia) Limited is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on February 24, 2003 (Securities Act File No. 333-39075)

                  7.       Not applicable.

                  8.       Not applicable.

                  9.       Custodian Agreements

                  (a) Custodian Agreement with State Street Bank and Trust Company ("State Street") is incorporated by reference to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125)

                  (b) Amendment to Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  (c) Amended Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  (d) Amended Exhibit I to Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                  10.      Rule 12b-1 and Rule 18f-3 Plans.

                  (a) Credit Suisse International Focus Fund - Shareholder Servicing and Distribution Plan for Common Class Shares is incorporated herein by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc. filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (b) Credit Suisse International Focus Fund - Distribution Plan for Advisor Class Shares is incorporated herein by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc. filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (c) Credit Suisse International Focus Fund - Class A, B and C Distribution Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

                  (d) Amended Form of Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

                  11.      Opinions

                  (a) Opinion and Consent of Willkie Farr & Gallagher, counsel to Registrant, with respect to validity of shares to be issued in connection with the Acquisition of the European Equity Fund.

                  (b) Opinion and Consent of Willkie Farr & Gallgher, counsel to the Registrant with respect to validity of shares to be issued in connection with the Acquisition of the International Fund. a

                  12.      Tax Opinions

                  (a) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquisition of the European Equity Fund is incorporated by reference to Registrant's Registration Statement on Form N-14, filed with the SEC on January 30, 2003 (Securities Act File No. 333-102819).

                  (b) Form of Opinion of Willkie Farr & Gallagher with respect to tax matters regarding the Acquisition of the International Fund is incorporated by reference to Registrant's Registration Statement on Form N-14, filed with the SEC on January 30, 2003 (Securities Act File No. 333-102819).

                  13.      Material Contracts

                  (a) Form of Services Agreements are incorporated by reference to the Registrant's Registration Statement on N-14, filed on November 5, 1997 (Securities Act File No. 333-39611)

                  (b) Form of Co-Administration Agreement with CSAMSI is incorporated by reference to the Registration Statement on Form N-14 of Credit Suisse Global Post-Venture Capital Fund, Inc., filed on November 4, 1999 (Securities Act File No. 333-90431).

                  (c) Form of Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

                  14.      Consent of PricewaterhouseCoopers LLP

                  15.      Not applicable.

                  16. Powers of Attorney (included on signature page to this Registration Statement) is incorporated by reference to Registrant's Registration Statement on Form N-14, filed with the SEC on January 30, 2003 (Securities Act File No. 333-102819).

                  17.      Additional Exhibits

                  (a) Form of Proxy Card (included as an exhibit to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

                  (b) Prospectuses and Statement of Additional Information of the Registrant, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 24, 2003.

                  (c) Prospectuses and Statement of Additional Information of the Acquired Fund, dated February 28, 2003 are incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 24, 2003.

                  (d) Annual Report of the Registrant, dated October 31, 2002 is incorporated herein by reference.

---------------------------
* To be filed by amendment.

                  (e) Annual Report of the Credit Suisse International Fund, dated October 31, 2002 is incorporated herein by reference.

                  (f) Annual Report of the Credit Suisse European Equity Fund, dated August 31, 2002 is incorporated herein by reference.

1.       Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 10th day of March, 2003.

                                    Credit Suisse International Focus Fund, Inc.

                                      By: /s/ Joseph D. Gallagher
                                          -----------------------
                                          Joseph D. Gallagher
                                          Chairman (Chief Executive Officer)



         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                        TITLE                              DATE
---------                                        -----                              ----
/s/ Joseph D. Gallagher                          Chairman (Chief Executive          March 10, 2003
---------------------                            Officer)
Joseph D. Gallagher

/s/ Michael A. Pignataro                         Treasurer and Chief Financial      March 10, 2003
------------------------                         Officer
Michael A. Pignataro

/s/ *                                            Director                           March 10, 2003
----------------------
Richard H. Francis

/s/ *                                            Director                           March 10, 2003
-----------------
Jack W. Fritz

/s/ *                                            Director                           March 10, 2003
---------------------
Jeffrey E. Garten

/s/ *                                            Director                           March 10, 2003
------------------
Peter F. Krogh

/s/ *                                            Director                           March 10, 2003
------------------------
James S. Pasman, Jr.

/s/ *                                            Director                           March 10, 2003
---------------------
William W. Priest

/s/ *                                            Director                           March 10, 2003
-----------------------
Steven N. Rappaport



* By /s/ Michael A. Pignataro                                                       March 10, 2003
     ------------------------
     Michael A. Pignataro  Attorney-in-Fact


                                    EXHIBIT INDEX

EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
-----------                     ----------------------

(11)(a) Opinion and Consent of Willkie Farr & Gallagher counsel to Registrant, with respect to validity of shares to be issued in connection with the Acquisition of the European Equity Fund.

(11)(b) Opinion and Consent of Willkie Farr & Gallagher counsel to the Registrant with respect to validity of shares to be issued in connection with the Acquisition of the International Fund.

14                          Consent of PricewaterhouseCoopers LLP